UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/07

Date of reporting period:	12/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Short-Term Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.1%
EDUCATION – 10.9%
Education – 9.8%
AL Homewood Board of Education
	Series 2006,
	3.600% 09/01/07	2,500,000	2,495,475
FL Board of Education
	Series 2003 I,
	5.000% 06/01/10	9,420,000	9,829,111
FL Palm Beach County School Board
	Series 2002 E,
	Insured: AMBAC
	5.250% 08/01/12	7,625,000	8,188,640
FL University Athletic Association, Inc.
	Series 2006,
	3.800% 10/01/31	3,510,000	3,508,315
MI Municipal Bond Authority
	Series 2002,
	5.250% 06/01/09	7,500,000	7,780,875
PA Higher Educational Facilities Authority
	Drexel University,
	Series 2003,
	5.000% 05/01/08	1,030,000	1,047,644
TX Tech University
	Series 2002-7th,
	Insured: MBIA
	5.250% 08/15/09	1,100,000	1,143,956
TX University of Texas Permanent University Fund
	Series 2002 A,
	5.000% 07/01/08	3,500,000	3,570,665
	Series 2006,
	5.000% 07/01/09	5,795,000	5,983,511
Education Total			43,548,192
Prep School – 1.1%
TX Red River
	Parish Day School,
	Series 2001 A,
	LOC: Allied Irish Bank PLC
	3.100% 12/01/31	5,000,000	4,958,850
Prep School Total			4,958,850
EDUCATION TOTAL			48,507,042
HEALTH CARE – 7.0%
Continuing Care Retirement – 3.4%
AL Huntsville Health Care Authority
	Series 2005,
	LOC: Regions Bank
	5.000% 06/01/34	15,000,000	15,229,350
Continuing Care Retirement Total			15,229,350

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 3.3%
AZ University Medical Center Corp.
	Series 2004,
	5.000% 07/01/07	300,000	301,485
FL Escambia County Health Facilities Authority
	Ascension Health,
	Series 2003 A,
	5.000% 11/15/07	1,700,000	1,720,162
FL Jacksonville Health Facilities Authority
	Daughters of Charity Health Services,
	Series 1997 A,
	Insured: MBIA
	5.250% 08/15/08	3,720,000	3,790,457
GA Gainesville & Hall County Hospital Authority
	Northeast Georgia Health System, Inc.,
	Series 2001,
	4.000% 05/15/07	950,000	950,237
NC Medical Care Commission
	Forsyth Memorial Hospital, Inc.,
	Series 2003,
	5.000% 11/01/07	1,825,000	1,844,929
	Mission-St. Joseph’s Health System,
	Series 2001,
	5.000% 10/01/08	1,675,000	1,712,168
NM Hospital Equipment Loan Council
	Presbyterian Healthcare Services,
	Series 2001 A,
	4.600% 08/01/08	2,900,000	2,929,406
SC Florence County
	McLeod Regional Medical Centert,
	Series 1998 A,
	Insured: MBIA
	5.500% 11/01/07	1,330,000	1,350,961
Hospitals Total			14,599,805
Nursing Homes – 0.3%
CO Health Facilities Authority
	Evangelical Lutheran Foundation,
	Series 2004 B,
	3.750% 06/01/34	1,500,000	1,481,850
Nursing Homes Total			1,481,850
HEALTH CARE TOTAL			31,311,005
HOUSING – 8.3%
Assisted Living/Senior – 0.9%
TN Memphis Health Educational & Housing Facility Board
	Uptown Senior Housing Development,
	Series 2006, AMT,
	GTY AGMT: Transamerica Life Insurance
	4.490% 05/03/10(a)	4,000,000	4,000,000
	Assisted Living/Senior Total		4,000,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – 3.7%
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31	3,220,000	3,278,314
KS Development Finance Authority
	Series 2004 F,
	Insured: AMBAC
	5.250% 10/01/11	2,250,000	2,403,698
LA Housing Finance Agency
	Series 2006, AMT,
	GTY AGMT: Depfa Bank PLC:
	4.340% 12/01/37	5,300,000	5,300,000
	4.340% 12/01/41	2,000,000	2,000,000
MO Housing Development Commission
	Series 2006,
	Insured: FHA
	5.000% 08/01/07	3,295,000	3,313,847
Multi-Family Total			16,295,859
Single-Family – 3.7%
NY Mortgage Agency
	Series 2006 136,
	3.980% 10/01/17	3,000,000	3,002,730
SD Housing Development Authority
	Series 2006 F, AMT,
	4.500% 02/01/08	10,500,000	10,586,310
VT Housing Finance Agency
	Series 2006 B, AMT,
	GTY AGMT: Trinity Plus Funding Co.
	3.800% 11/01/07	3,000,000	2,998,590
Single-Family Total			16,587,630
HOUSING TOTAL			36,883,489

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – 0.5%
Chemicals – 0.5%
TX Red River Authority
	Hoechst Celanese Corp.,
	Series 1994,
	5.200% 05/01/07	2,440,000	2,445,783
Chemicals Total			2,445,783
INDUSTRIALS TOTAL			2,445,783
OTHER – 13.6%
Pool/Bond Bank – 1.5%
IN Indianapolis Local Public Improvement Bond Bank
	Series 2006,
	6.000% 09/06/07	4,500,000	4,563,945
MI Municipal Bond Authority
	Series 2001,
	5.000% 10/01/08	1,900,000	1,945,410
Pool/Bond Bank Total			6,509,355
Refunded/Escrowed(b) – 10.7%
AL Daphne Special Care Facilities Financing Authority
	Series 1988 A,
	Pre-refunded 08/15/08,
	08/15/28	2,700,000	2,544,399
CA Statewide Communities Development Authority
	Corp. Fund for Housing,
	Series1999 A,
	Pre-refunded 12/01/09,
	6.500% 12/01/29	12,065,000	13,292,373
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	6,955,000	7,404,223
MO State Board of Public Buildings
	Series 2001 B,
	Escrowed to Maturity,
	5.000% 12/01/07	180,000	182,288
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	Escrowed to Maturity,
	(c) 06/01/08	15,000,000	14,241,300
OK Development Finance Authority
	Hillcrest Health Medical Center,
	Series 1999,
	Pre-refunded 08/15/09,
	5.625% 08/15/29	9,500,000	10,059,360
Refunded/Escrowed Total			47,723,943

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 1.4%
AL 21st Century Authority
	Series 2001,
	5.250% 12/01/07	2,000,000	2,018,380
VA Tobacco Settlement Financing Corp.
	Series 2005,
	4.000% 06/01/13	4,246,000	4,226,171
Tobacco Total			6,244,551
OTHER TOTAL			60,477,849
RESOURCE RECOVERY – 1.0%
Resource Recovery – 1.0%
WY Lincoln County
	Exxon Mobil Corp.,
	Series 1985,
	3.860% 08/01/15	4,500,000	4,500,000
Resource Recovery Total			4,500,000
RESOURCE RECOVERY TOTAL			4,500,000
TAX-BACKED – 28.4%
Local Appropriated – 4.7%
DC Certificates of Participation
	Series 2006,
	5.000% 01/01/08	2,570,000	2,600,635
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.000% 07/01/09	17,000,000	17,548,930
SC Town of Newberry
	Series 2005:
	4.000% 12/01/08	300,000	299,772
	5.000% 12/01/09	600,000	615,708
Local Appropriated Total			21,065,045
Local General Obligations – 6.4%
GA Fayette County School District
	Series 2001,
	5.250% 03/01/09	2,600,000	2,688,738
IL Chicago Metropolitan Water Reclamation District-Greater Chicago
	Series 2002 D,
	5.000% 12/01/07	2,000,000	2,025,300
IL Chicago
	Series 2003 A,
	Insured: XLCA
	(c) 12/01/08	5,000,000	4,654,300
MD County of Prince Georges
	Series 2006:
	5.000% 09/15/09	4,040,000	4,186,773
	5.000% 09/15/10	4,900,000	5,134,318

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OK Moore
	Series 1999,
	Insured: MBIA
	6.000% 04/01/08	1,040,000	1,057,431
TX Austin
	Series 2001:
	5.250% 09/01/08	3,000,000	3,078,990
	5.250% 09/01/08	4,110,000	4,218,216
TX Carrollton-Farmers Branch Independent School District
	Series 1993,
	(c) 02/15/07	1,555,000	1,547,707
Local General Obligations Total			28,591,773
Special Non-Property Tax – 2.3%
AR Fayetteville
	Series 2005 B,
	Insured: MBIA
	4.000% 12/01/11	6,830,000	6,918,175
AZ Transportation Board
	Series 1993 A,
	5.000% 07/01/09	1,370,000	1,415,895
CT State
	Series 1993 A,
	5.375% 09/01/08	2,000,000	2,058,000
Special Non-Property Tax Total			10,392,070
State Appropriated – 4.2%
AL Montgomery Downtown Redevelopment Authority
	Series 2002,
	Insured: MBIA
	5.000% 10/01/07	3,085,000	3,116,498
OH State
	Series 2002 II-A,
	5.000% 12/01/07	10,000,000	10,126,500
VA Port Authority
	Series 2003, AMT,
	Insured: MBIA:
	4.000% 07/01/09	1,120,000	1,127,437
	5.000% 07/01/08	1,065,000	1,085,405
WI State
	Series 2006 A,
	Insured: MBIA
	5.000% 09/01/08	3,000,000	3,065,460
State Appropriated Total			18,521,300

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 10.8%
NJ State
	Series 2002,
	Insured:FGIC
	5.250% 08/01/09	8,415,000	8,754,377
OH Warrensville Heights
	Series 2006,
	3.700% 02/08/07	1,000,000	999,610
OR State
	Series 2003:
	3.312% 06/01/07	2,055,000	2,037,676
	3.742% 06/01/08	2,000,000	1,959,700
PA Commonwealth
	Series 2001,
	5.000% 01/15/09	2,270,000	2,332,062
PA Industrial Development Authority
	Series 2002,
	Insured: AMBAC
	5.000% 07/01/09	4,825,000	4,979,593
PR Commonwealth of Puerto Rico
	Series 2002 C,
	5.250% 07/01/08	6,470,000	6,605,029
	Series 2003 C:
	5.000% 07/01/18	14,875,000	15,103,331
	Insured: FSA
	5.000% 07/01/21	5,000,000	5,100,200
State General Obligations Total			47,871,578
TAX-BACKED TOTAL			126,441,766
TRANSPORTATION – 13.2%
Air Transportation – 3.6%
OH Dayton Special Facilities
	Emery Air Freight Corp.,
	Series 1996 D, AMT,
	6.200% 10/01/09	2,575,000	2,730,479
OH Dayton
	Emery Air Freight Corp.:
	Series 1996 E,
	6.050% 10/01/09	2,000,000	2,113,640
	Series 1996 F,
	6.050% 10/01/09	3,000,000	3,170,460
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	7,710,000	7,865,896
Air Transportation Total			15,880,475
Airports – 4.8%
NV Clark County Airport
	Series 2006 A,
	Insured: AMBAC
	5.000% 07/01/10	6,750,000	7,038,293

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
	Series 2006 B-1, AMT,
	5.000% 07/01/08	6,900,000	7,028,133
OK Tulsa Airports Improvement Trust
	Series 2004 A, AMT,
	Insured: FGIC
	5.000% 06/01/09	1,165,000	1,197,375
PA Philadelphia Industrial Development Authority
	Series 1998 A,
	Insured: FGIC
	5.250% 07/01/09	3,410,000	3,514,414
WA Port of Seattle
	Series 2001 B, AMT,
	Insured: FGIC
	5.500% 04/01/08	2,750,000	2,809,675
Airports Total			21,587,890
Ports – 1.1%
NY Port Authority of New York & New Jersey
	Series 2001, AMT,
	5.000% 08/01/08	4,875,000	4,966,260
Ports Total			4,966,260
Toll Facilities – 3.1%
KY Turnpike Authority
	Series 2004 A,
	Insured: FGIC
	5.000% 07/01/10	5,000,000	5,221,900
LA Transportation Authority
	Series 2005,
	5.000% 09/01/09	5,000,000	5,144,450
TX County of Harris
	Series 2004 B-2,
	Insured: FGIC
	5.000% 08/15/21	3,500,000	3,602,165
Toll Facilities Total			13,968,515
Transportation – 0.6%
TX North Texas Tollway Authority
	Series 2003 C,
	Insured: FSA:
	5.000% 01/01/18	45,000	45,948
	5.000% 01/01/18	2,405,000	2,450,382
Transportation Total			2,496,330
TRANSPORTATION TOTAL			58,899,470

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – 14.2%
Independent Power Producers – 0.5%
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/10	2,000,000	2,087,460
Independent Power Producers Total			2,087,460
Investor Owned – 3.4%
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 1993, AMT,
	4.250% 11/01/20	7,000,000	7,007,420
NH Business Finance Authority
	UIL Holdings Corp.,
	Series 1999, AMT,
	IInsured: AMBAC
	3.250% 12/01/29	3,000,000	2,980,560
OH Hamilton County Local District
	Cinergy Corp.,
	Series 1998,
	AMT,
	4.600% 06/01/23	5,000,000	4,968,200
Investor Owned Total			14,956,180
Municipal Electric – 7.1%
FL City of Palm Bay
	Series 2002,
	Insured: FSA
	5.250% 10/01/09	915,000	939,440
TX Brazos River Authority
	Texas Utilities Electric Co.,
	Series 1998 A, AMT,
	Pre-refunded 05/01/08,
	Insured: AMBAC
	5.550% 05/01/33	5,000,000	5,218,050
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	5.000% 10/01/07	3,265,000	3,284,263
WA Energy Northwest
	Series 2006 A,
	5.000% 07/01/09	16,690,000	17,220,742
WA Lewis County Public Utility District No. 1
	Series 2003,
	Insured: XLCA
	5.000% 10/01/10	3,620,000	3,773,054

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
WV Public Energy Authority
	Morgantown Energy Associates,
	Series 1990, AMT,
	LOC: Dexia Credit Local
	5.050% 07/01/08	1,390,000	1,395,741
Municipal Electric Total			31,831,290
Water & Sewer – 3.2%
AL Birmingham Waterworks & Sewer Board
	Series 2004 B,
	Insured: FGIC:
	2.880% 01/01/07	1,110,000	1,109,845
	3.890% 01/01/09	1,185,000	1,153,384
FL Miami Dade County Water and Sewer Revenue
	Refunding,
	Series 2003,
	Insured: MBIA
	5.000% 10/01/07	3,500,000	3,536,540
MI Municipal Bond Authority
	Series 2002,
	5.250% 10/01/08	1,000,000	1,028,110
MS Business Finance Corp.,
	Waste Management, Inc. ,
	Series 2002, AMT,
	4.400% 03/01/27	2,375,000	2,390,176
NJ Economic Development Authority
	Series 2006,
	Insured: AMBAC:
	7.100% 02/15/07	1,260,000	1,262,999
	7.150% 02/15/09	1,445,000	1,503,840
TX Houston
	Series 1991 C,
	Insured: AMBAC
	(c) 12/01/08	2,400,000	2,235,120
Water & Sewer Total			14,220,014
UTILITIES TOTAL			63,094,944

	Total Municipal Bonds (cost of $432,716,618)		432,561,348

		Shares
Investment Company – 1.6%
	Columbia Tax-Exempt Reserves, Capital Class (d)	7,221,037	7,221,037

	Total Investment Company (cost of $7,221,037)		7,221,037

	Total Investments – 98.7% (cost of $439,937,655)(e)(f)		439,782,385

	Other Assets & Liabilities, Net – 1.3%		5,581,850

	Net Assets – 100.0%		445,364,235

10

Notes to Investment Portfolio:
*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $439,937,655.

(f)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$1,247,987	$(1,403,257)	$(155,270)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

11

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia California Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 94.8%
EDUCATION – 4.9%
Education – 4.9%
CA Education Facilities Authority
	Pitzer College,
	Series 2005 A,
	5.000% 04/01/25	1,270,000	1,322,184
	Series 2005 A,
	5.000% 10/01/25	1,250,000	1,303,925
CA Infrastructure & Economic Development Bank
	American Center for Wine Food Arts,
	Series 1999,
	Insured: ACA
	5.250% 12/01/08	1,040,000	1,066,697
CA Public Works Board
	Series 2005 C,
	5.000% 04/01/16	1,000,000	1,078,780
	Series 2005 D,
	5.000% 05/01/15	1,000,000	1,086,740
PR University of Puerto Rico
	Series 2006 Q,
	5.000% 06/01/12	1,000,000	1,052,360
Education Total			6,910,686
EDUCATION TOTAL			6,910,686
HEALTH CARE – 9.3%
Continuing Care Retirement – 1.7%
CA ABAG Finance Authority for Nonprofit Corps.
	American Baptist Homes,
	Series 1998 A,
	5.500% 10/01/07	145,000	145,803
	Episcopal Homes Foundation,
	Series 1998,
	5.000% 07/01/07	1,250,000	1,254,638
CA Health Facilities Financing Authority
	Nevada Methodist Homes,
	Series 2006,
	5.000% 07/01/26	1,000,000	1,051,750
Continuing Care Retirement Total			2,452,191
Hospitals – 7.6%
CA Loma Linda
	Loma Linda University Medical Center,
	Series 2005:
	5.000% 12/01/16	2,000,000	2,112,180
	5.000% 12/01/18	2,000,000	2,093,860
CA Statewide Communities Development Authority
	Adventist Health System/West,
	Series 2005 A,
	5.000% 03/01/17	1,000,000	1,056,570

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Kaiser Foundation Health Plan,
	Series 2004 E,
	3.875% 04/01/32	5,000,000	4,999,750
	Series 1999,
	6.000% 07/01/09	490,000	500,760
Hospitals Total			10,763,120
HEALTH CARE TOTAL			13,215,311
HOUSING – 2.2%
Multi-Family – 1.5%
CA ABAG Finance Authority for Nonprofit Corps.
	Winterland San Francisco,
	Series 2000 B,
	6.250% 08/15/30	2,000,000	2,059,760
Multi-Family Total			2,059,760
Single-Family – 0.7%
CA Department of Veteran Affairs
	Series 2006 A,
	4.500% 12/01/23	1,000,000	1,005,650
Single-Family Total			1,005,650
HOUSING TOTAL			3,065,410
OTHER – 11.2%
Other – 0.7%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/16	1,000,000	1,073,740
Other Total			1,073,740
Refunded/Escrowed(a) – 7.5%
CA Department of Water Resources
	Series 1998 T,
	Escrowed to Maturity,
	5.500% 12/01/08	20,000	20,761
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Pre-refunded 01/01/10,
	7.150% 01/01/13	1,750,000	1,960,648
CA Health Facilities Finance Authority
	Cedars-Sinai Medical Center,
	Series 1999 A,
	Pre-refunded 12/01/09,
	6.125% 12/01/19	1,000,000	1,081,750
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 06/01/12	2,000,000	2,084,740

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	5.000% 09/01/14	1,005,000	1,088,988
CA Los Altos School District
	Series 2001,
	Pre-refunded 08/01/11,
	5.000% 08/01/14	1,290,000	1,368,522
CA Lucia Mar Unified School District
	Series 2004 A,
	Pre-refunded 08/01/14,
	Insured: FGIC
	5.250% 08/01/20	1,230,000	1,363,430
CA San Mateo County Transit District
	Series 1997 A,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 06/01/13	1,180,000	1,275,344
CA Statewide Communities Development Authority
	Series 1999,
	Escrowed to Maturity,
	6.000% 07/01/09	440,000	453,310
Refunded/Escrowed Total			10,697,493
Tobacco – 3.0%
CA County Tobacco Securitization Agency
	Series 2006,
	(b) 06/01/21 (5.250% 12/01/10)	1,000,000	867,280
CA Golden State Tobacco Securitization Corp.
	Series 2003 A1,
	3.400% 06/01/08	1,000,000	989,450
	Series 2005 A,
	Insured: AMBAC
	5.000% 06/01/14	1,250,000	1,352,225
CA Tobacco Securitization Authority of Southern California
	San Diego County Tobacco,
	Series 2006 A1,
	5.000% 06/01/37	1,000,000	1,015,450
Tobacco Total			4,224,405
OTHER TOTAL			15,995,638
TAX-BACKED – 50.6%
Local Appropriated – 10.9%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/11	1,000,000	1,100,950

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA County of Riverside Certificates of Participation
	Series 2005 A,
	Insured: FGIC
	5.000% 11/01/17	1,465,000	1,587,049
CA County of San Diego Certificates of Participation
	Series 2005,
	Insured: AMBAC
	5.000% 11/15/19	2,030,000	2,183,651
CA Foothill-De Anza Community College District
	Series 2005,
	Insured: FGIC:
	5.250% 08/01/18	1,000,000	1,128,860
	5.250% 08/01/21	1,000,000	1,140,680
CA Kings River Conservative District
	Series 2004,
	5.000% 05/01/14	3,135,000	3,300,528
CA Los Angeles Community Redevelopment Agency
	Series 2005,
	Insured: AMBAC
	5.000% 09/01/15	1,095,000	1,193,199
CA Los Angeles County Capital Asset Leasing Corp.
	Series 2002 B,
	Insured: AMBAC
	6.000% 12/01/12	1,000,000	1,124,110
CA Los Angeles Municipal Improvement Corp.
	Series 2002 G,
	Insured: FGIC
	5.250% 09/01/13	1,500,000	1,636,920
CA Sacramento Financing Authority
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	1,000,000	1,137,250
Local Appropriated Total			15,533,197
Local General Obligations – 21.8%
CA Center Community College District
	Series 2004 A,
	Insured: MBIA
	5.250% 08/01/22	965,000	1,053,809
CA Compton Community College District
	Series 2004 A,
	Insured: MBIA
	5.250% 07/01/17	1,330,000	1,458,545
CA Desert Sands Unified School District
	Series 2006,
	Insured:AMBAC
	(c) 06/01/16	1,000,000	685,500

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA East Bay Municipal Utility District
	Series 2003 F,
	Insured: AMBAC
	5.000% 04/01/15	1,000,000	1,072,240
CA Los Angeles Community College District
	Series 2003 B,
	Insured: FSA
	5.000% 08/01/12	500,000	535,660
CA Los Angeles Unified School District
	Series 2006 G,
	Insured: AMBAC
	5.000% 07/01/20	1,000,000	1,085,020
CA Los Gatos Joint Union High School District
	Series 2005,
	Insured: FSA
	5.000% 12/01/17	2,000,000	2,157,400
CA Pajaro Valley Unified School District
	Series 2005,
	Insured: FSA
	5.250% 08/01/18	1,535,000	1,697,234
CA Pasadena Area Community College District
	Series 2006 C
	Insured: AMBAC
	(c) 08/01/11	2,000,000	1,687,260
CA Rancho Santiago Community College District
	Series 2005,
	Insured: FSA
	5.250% 09/01/19	1,000,000	1,133,920
CA Rescue Unified School District
	Series 2005,
	Insured: MBIA
	(c) 09/01/26	1,100,000	465,454
CA San Bernardino Community College District
	Series 2005,
	Insured: PSFG
	5.000% 08/01/17	3,000,000	3,265,740
CA San Diego Community College District
	Series 2005,
	Insured: FSA
	(c) 05/01/15	1,000,000	720,680
CA San Mateo County Community College District
	Series 2006 A,
	Insured: MBIA
	(c) 09/01/15	1,000,000	710,940

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA San Mateo Foster City School Facilities Financing Authority
	Series 2005,
	Insured: FSA
	5.500% 08/15/19	2,000,000	2,320,940
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: FSA
	5.250% 08/01/16	1,800,000	1,977,822
CA Saugus Union School District
	Series 2006,
	Insured: FGIC
	5.250% 08/01/21(d)	1,000,000	1,138,300
CA South San Francisco School District
	Series 2006,
	Insured: MBIA
	5.250% 09/15/20	1,000,000	1,137,690
CA Southwestern Community College District
	Series 2005,
	Insured: FGIC
	5.250% 08/01/17	1,230,000	1,381,733
CA Ventura County Community College District
	Series 2005 B,
	Insured: MBIA
	5.000% 08/01/18	1,000,000	1,085,220
CA West Contra Costa Unified School District
	Series 2005,
	Insured: FGIC
	(c) 08/01/17	1,000,000	648,650
CA William S. Hart Union High School District
	Series 2005 B,
	Insured: FSA
	(c) 09/01/22	2,000,000	1,017,320
CA Yosemite Community College District
	Series 2005 A,
	Insured: FGIC
	5.000% 08/01/16	2,505,000	2,734,583
Local General Obligations Total			31,171,660
Special Non-Property Tax – 1.0%
CA University
	Series 2003 A,
	Insured: FGIC
	5.000% 11/01/12	1,325,000	1,421,116
Special Non-Property Tax Total			1,421,116

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – 7.4%
CA Culver City Redevelopment Finance Authority
	Series 1993,
	Insured: AMBAC
	5.500% 11/01/14	2,025,000	2,194,249
CA Indian Wells Redevelopment Agency
	Series 2003 A,
	5.000% 09/01/14	450,000	483,651
CA Long Beach Bond Finance Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 11/01/19	1,070,000	1,229,869
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	3,700,000	3,947,530
	Series 2003,
	Insured: FGIC
	5.500% 09/01/12	1,500,000	1,642,545
CA Redwood City Redevelopment Agency
	Series 2003 A,
	Insured: AMBAC
	5.250% 07/15/13	1,000,000	1,091,100
Special Property Tax Total			10,588,944
State Appropriated – 4.4%
CA Infrastructure & Economic Development Bank
	California Science Center,
	Series 2006 B,
	Insured: FGIC:
	5.000% 05/01/22	1,360,000	1,460,654
	5.000% 05/01/23	1,240,000	1,328,784
CA Public Works Board
	Series 2005 A,
	5.000% 06/01/15	1,200,000	1,297,980
	Series 2006 A:
	5.000% 04/01/28	1,000,000	1,056,050
	Insured: FGIC
	5.000% 10/01/16	1,000,000	1,095,720
State Appropriated Total			6,239,188
State General Obligations – 5.1%
CA State
	Series 2005:
	5.000% 06/01/11	2,000,000	2,108,460
	5.000% 03/01/21	1,500,000	1,590,720
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36	1,255,000	1,334,303

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,141,470
	Series 2004 A,
	5.250% 07/01/19	1,000,000	1,075,990
State General Obligations Total			7,250,943
TAX-BACKED TOTAL			72,205,048
TRANSPORTATION – 1.5%
Airports – 1.5%
CA San Francisco City & County Airports Commission
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/13	2,000,000	2,177,180
Airports Total			2,177,180
TRANSPORTATION TOTAL			2,177,180
UTILITIES – 15.1%
Independent Power Producers – 2.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/15	3,000,000	3,325,110
Independent Power Producers Total			3,325,110
Municipal Electric – 11.5%
CA Department of Water Resources
	Series 2002 A,
	6.000% 05/01/13	2,375,000	2,652,804
CA Los Angeles Water & Power
	Series 2001 A,
	Insured: MBIA
	5.250% 07/01/15	1,300,000	1,387,360
CA Modesto Irrigation District
	Series 2001 A,
	Insured: FSA
	5.250% 07/01/18	1,185,000	1,264,324
CA Sacramento Municipal Utility District
	Series 2006,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,094,120
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	3,000,000	3,457,320

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Series 2005 A,
	Insured: FSA
	5.000% 01/01/18	2,000,000	2,160,020
CA Walnut Energy Center Authority
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/16	2,055,000	2,205,426
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 AA,
	Insured: MBIA
	6.250% 07/01/10	2,000,000	2,172,400
Municipal Electric Total			16,393,774
Water & Sewer – 1.3%
CA Orange County Water District
	Series 2003B
	Insured: MBIA
	5.375% 08/15/17	650,000	707,388
CA Sacramento County Sanitation District
	Series 2006,
	Insured: FGIC
	5.000% 12/01/17	1,000,000	1,095,260
Water & Sewer Total			1,802,648
UTILITIES TOTAL			21,521,532

	Total Municipal Bonds (cost of $132,488,536)		135,090,805

		Shares
Investment Company – 2.8%
	Columbia Tax-Exempt Reserves, Capital Class (e)	3,982,471	3,982,471
	Total Investment Company (cost of $3,982,471)		3,982,471

		Par ($)
Municipal Preferred Stock – 1.4%
HOUSING – 1.4%
Multi-Family – 1.4%
Munimae TE Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49(f)	2,000,000	2,043,940
Multi-Family Total			2,043,940
HOUSING TOTAL			2,043,940

	Total Municipal Preferred Stock (cost of $2,000,000)		2,043,940

	Total Investments – 99.0% (cost of $138,471,007)(g)(h)		141,117,216

	Other Assets & Liabilities, Net – 1.0%		1,460,600

	Net Assets – 100.0%		142,577,816

9

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c)	Zero coupon bond.

(d)	A portion of this security with a market value of $113,830 is pledged as collateral for open futures contracts.

(e)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the value of this security, which is not illiquid, represents 1.4% of net assets.

(g)	Cost for federal income tax purposes is $138,471,007.

(h)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,791,415	$(145,206)	$2,646,209

At December 31, 2006 the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S Treasury Note	44	$4,728,625	$4,783,482	Mar-2006	$54,857

10

Acronym	Name
ABAG	Association of Bay Area Governments
ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee

11

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Georgia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 103.8%
EDUCATION – 11.3%
Education – 11.3%
GA Athens Housing Authority
	Ugaree East Campus Housing,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/19	1,150,000	1,225,164
GA Atlanta Development Authority
	Georgia State University Foundation,
	Series 2005,
	Insured: XLCA
	5.000% 09/01/35	3,500,000	3,693,760
GA Cobb County Development Authority
	Kennesaw State University Foundation, Inc.,
	Series 2004,
	Insured: MBIA
	5.000% 07/15/19	3,190,000	3,405,051
GA Fulton County Development Authority
	Georgia Tech Foundation Facilities,
	Series 1997 A,
	5.000% 09/01/17	1,735,000	1,774,350
GA Private Colleges & Universities Authority
	Series 2003,
	5.250% 06/01/19	2,250,000	2,412,562
PR University of Puerto Rico
	Series 2006 Q,
	5.000% 06/01/12	1,000,000	1,052,360
Education Total			13,563,247
EDUCATION TOTAL			13,563,247
HEALTH CARE – 14.9%
Hospitals – 14.9%
GA Chatham County Hospital Authority
	Memorial Health University Medical Center,
	Series 2004 A,
	5.375% 01/01/26	1,000,000	1,062,880
	Memorial Medical Center,
	Series 2001 A,
	6.125% 01/01/24	3,000,000	3,274,530
GA Clayton County Hospital Authority
	Good Samaritan Community,
	Series 1998 A,
	Insured: MBIA
	5.250% 08/01/09	1,190,000	1,236,803
GA Fulco Hospital Authority
	Catholic Health East,
	Series 1998 A,
	Insured: MBIA
	4.600% 11/15/09	2,000,000	2,051,380

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
GA Gainesville & Hall County Hospital Authority
	Northeast Georgia Health System, Inc.,
	Series 2001,
	5.000% 05/15/15	1,000,000	1,030,150
GA Henry County Hospital Authority
	Henry Medical Center, Inc.,
	Series 1999,
	Insured: AMBAC
	6.000% 07/01/29	3,000,000	3,260,040
GA Savannah Hospital Authority
	St. Joseph’s Candler Health Systems:
	Series 1998 A,
	Insured: FSA:
	5.250% 07/01/11	1,225,000	1,272,028
	5.250% 07/01/12	1,310,000	1,355,915
	Series 1998 B,
	Insured: FSA
	5.250% 07/01/10	1,000,000	1,039,380
GA Tift County Hospital Authority
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/18	2,225,000	2,384,377
Hospitals Total			17,967,483
HEALTH CARE TOTAL			17,967,483
HOUSING – 7.3%
Multi-Family – 7.1%
GA Atlanta Urban Residential Finance Authority
	Series 1998, AMT,
	Guarantor: FNMA
	4.550% 12/01/28	2,000,000	2,020,460
GA Clayton County Housing Authority
	GCC Ventures LLC,
	Series 2001,
	Guarantor: FNMA
	4.350% 12/01/31	3,690,000	3,756,826
GA Cobb County Development Authority
	Kennesaw State University Foundation,
	Series 2004 A,
	Insured: MBIA
	5.250% 07/15/19	2,000,000	2,179,060
GA Lawrenceville Housing Authority
	Knollwood Park LP,
	Series 1997, AMT,
	Guarantor: FNMA
	6.250% 12/01/29	500,000	546,135
Multi-Family Total			8,502,481

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 0.2%
GA Housing & Finance Authority
	Series 1998 B-3,
	Insured: FHA
	4.400% 06/01/17	225,000	225,695
Single-Family Total			225,695
HOUSING TOTAL			8,728,176
INDUSTRIALS – 3.5%
Food Products – 0.9%
GA Cartersville Development Authority
	Anheuser-Busch Companies, Inc.,
	Series 1997, AMT,
	6.125% 05/01/27	1,000,000	1,016,940
Food Products Total			1,016,940
Forest Products & Paper – 2.6%
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	3,000,000	3,144,900
Forest Products & Paper Total			3,144,900
INDUSTRIALS TOTAL			4,161,840
OTHER – 21.3%
Other – 4.6%
GA Main Street Natural Gas, Inc.
	Series 2007 A,
	5.000% 03/15/11(a)	5,000,000	5,230,400
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	260,000	278,171
Other Total			5,508,571
Pool/Bond Bank – 1.2%
AK Municipal Bond Bank Authority
	Series 2003,
	Insured: MBIA
	5.250% 12/01/17	1,315,000	1,416,124
Pool/Bond Bank Total			1,416,124
Refunded/Escrowed(b) – 14.1%
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/30	5,000,000	5,322,950
GA Atlanta Water & Wastewater
	Series 1999 A,
	Pre-refunded 05/01/09,
	Insured: FGIC
	5.000% 11/01/38	1,060,000	1,096,178

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
GA Clayton County Water & Sewer Authority
	Series 2000,
	Pre-refunded 05/01/10:
	5.600% 05/01/18	1,000,000	1,068,280
	6.250% 05/01/17	2,000,000	2,176,380
GA Forsyth County School District
	Series 1999,
	Pre-refunded 02/01/10,
	6.000% 02/01/15	2,000,000	2,172,860
GA Fulton County Housing Authority
	Series 1996 A, AMT,
	Pre-refunded 07/01/08,
	6.375% 01/01/27	2,900,000	3,008,054
GA Macon Bibb County Industrial Authority
	Series 1982,
	Escrowed to Maturity,
	9.000% 10/01/07	1,000,000	1,039,570
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1983 D,
	Escrowed to Maturity,
	7.000% 07/01/11	540,000	614,531
	Series 1998 B,
	Pre-refunded 07/01/08,
	Insured: MBIA
	5.100% 07/01/13	500,000	516,080
Refunded/Escrowed Total			17,014,883
Tobacco – 1.4%
SC Tobacco Settlement Management Authority
	San Diego County Tobacco,
	Series 2001 B,
	6.375% 05/15/28	1,500,000	1,627,110
Tobacco Total			1,627,110
OTHER TOTAL			25,566,688
TAX-BACKED – 21.6%
Local Appropriated – 8.2%
GA Atlanta Public Safety & Judicial Facilities Authority
	Series 2006,
	Insured: FSA
	5.000% 12/01/17	1,310,000	1,424,442
GA College Park Business & Industrial Development Authority
	Series 2005,
	Insured: AMBAC
	5.250% 09/01/19	3,230,000	3,560,009

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
GA East Point Building Authority
	Series 2000,
	Insured: FSA
	(c) 02/01/18	2,490,000	1,388,050
GA Gwinnett County Development Authority
	Series 2004,
	Insured: MBIA
	5.250% 01/01/15	2,000,000	2,187,180
GA Municipal Association, Inc., Certificates of Participation
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/26	1,250,000	1,334,038
Local Appropriated Total			9,893,719
Local General Obligations – 9.4%
GA Barrow County School District
	Series 2006,
	5.000% 02/01/14	1,000,000	1,078,310
GA Chatham County School District
	Series 2002,
	Insured: FSA
	5.250% 08/01/14	1,000,000	1,098,790
GA Cherokee County School Systems
	Series 1993,
	Insured: AMBAC
	5.875% 02/01/09	615,000	629,748
	Series 1999,
	5.000% 02/01/13	1,500,000	1,605,390
	Series 2001:
	5.250% 08/01/15	1,000,000	1,071,530
	5.250% 08/01/17	1,000,000	1,068,480
GA Meriwether County School District
	Series 1996,
	Insured: FSA
	5.500% 02/01/16	1,000,000	1,021,530
GA Peach County School District
	Series 1994,
	Insured: MBIA
	6.500% 02/01/08	500,000	515,220
GA Rosewell
	Series 2000,
	5.500% 02/01/12	2,000,000	2,092,620
MI Detroit
	Series 2001 B,
	Insured: MBIA
	5.375% 04/01/14	1,000,000	1,068,770
Local General Obligations Total			11,250,388

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – 4.0%
GA Cobb-Marietta County Coliseum & Exhibit Hall Authority
	Series 2005,
	Insured: MBIA
	5.250% 10/01/19	2,430,000	2,723,252
PR Commonwealth Infrastructure Financing Authority
	Series 2006 B
	5.000% 07/01/20	2,000,000	2,122,720
Special Non-Property Tax Total			4,845,972
TAX-BACKED TOTAL			25,990,079
TRANSPORTATION – 4.6%
Toll Facilities – 2.7%
GA Federal Highway Road & Tollway Authority
	Series 2006,
	Insured: MBIA
	5.000% 06/01/15	3,000,000	3,269,040
Toll Facilities Total			3,269,040
Transportation – 1.9%
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1992 N,
	Insured: MBIA
	6.250% 07/01/18	2,000,000	2,316,100
Transportation Total			2,316,100
TRANSPORTATION TOTAL			5,585,140
UTILITIES – 19.3%
Investor Owned – 2.6%
GA Appling County Development Authority Pollution Control Revenue
	Georgia Power Company,
	Series 2006,
	Insured: AMBAC
	4.400% 07/01/16	1,000,000	1,020,140
GA Monroe County Development Authority
	Georgia Power Co.,
	Series 2001,
	Insured: AMBAC
	4.200% 01/01/12	1,000,000	1,009,410
	Oglethorpe Power Corp.,
	Series 1992,
	6.800% 01/01/12	1,000,000	1,125,300
Investor Owned Total			3,154,850
Joint Power Authority – 0.9%
GA Municipal Electric Authority
	Series 1998 A,
	Insured: MBIA
	5.250% 01/01/13	1,000,000	1,079,430
Joint Power Authority Total			1,079,430

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 3.7%
GA Municipal Electric Authority Power
	Series 1992 B,
	Insured: MBIA
	6.375% 01/01/16	2,000,000	2,381,240
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,122,380
Municipal Electric Total			4,503,620
Water & Sewer – 12.1%
GA Cherokee County Water & Sewer Authority
	Series 1993,
	Insured: MBIA
	5.300% 08/01/09	270,000	276,353
GA Cobb & Marietta County Water Authority
	Series 2000,
	5.125% 11/01/20	1,195,000	1,296,993
GA Columbus County Water & Sewer Revenue
	Series 2007,
	Insured: FSA
	5.000% 05/01/26 (a)	1,000,000	1,069,190
	Series 2003,
	Insured: FSA
	5.250% 05/01/13	1,220,000	1,325,920
GA Dekalb County Water & Sewer Revenue
	Series 2006 B
	5.250% 10/01/24	2,000,000	2,298,920
GA Gainesville Water & Sewer Revenue
	Series 2006,
	Insured: FSA
	5.000% 11/15/16	1,000,000	1,094,830
GA Griffin Combined Public Utility Improvement Revenue
	Series 2002,
	Insured: AMBAC
	5.125% 01/01/19	2,585,000	2,799,891
GA Jackson County Water & Sewer Revenue
	Series 2006 A,
	Insured: XLCA
	5.000% 09/01/16	1,030,000	1,126,326

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
GA Upper Oconee Basin Water Authority
	Series 2005,
	Insured: MBIA:
	5.000% 07/01/17	1,140,000	1,250,329
	5.000% 07/01/22	1,855,000	1,984,869
Water & Sewer Total			14,523,621
UTILITIES TOTAL			23,261,521
	Total Municipal Bonds (cost of $121,029,719)		124,824,174

		Shares
Investment Company – 0.0%
	Columbia Tax-Exempt Reserves, Capital Class (d)	1,000	1,000

	Total Investment Company (cost of $1,000)		1,000

	Total Investments – 103.8% (cost of $121,030,719)(e)(f)		124,825,174

	Other Assets & Liabilities, Net – (3.8)%		(4,581,528)

	Net Assets – 100.0%		120,243,646

Notes to Investment Portfolio:
*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(e)	Cost for federal income tax purposes is $121,030,719.

(f)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

8

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,885,208	$(90,753)	$3,794,455

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

9

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Maryland Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 95.6%
EDUCATION – 6.6%
Education – 6.6%
MD Health & Higher Educational Facilities Authority
	College of Notre Dame,
	Series 1998,
	Insured: MBIA
	4.600% 10/01/14	510,000	539,794
	Loyola College,
	Series 2006 A,
	5.125% 10/01/45	5,000,000	5,272,250
MD Industrial Development Financing Authority
	American Center for Physics,
	Series 2001,
	5.250% 12/15/15	1,000,000	1,067,780
MD University System of Maryland
	Series 2006,
	5.000% 10/01/15	3,545,000	3,871,530
MD Westminster Educational Facilities
	Mcdaniel College, Inc.,
	Series 2006,
	5.000% 11/01/17	500,000	531,525
Education Total			11,282,879
EDUCATION TOTAL			11,282,879
HEALTH CARE – 9.9%
Hospitals – 9.9%
MD Baltimore County
	Catholic Health Initiatives,
	Series 2006 A,
	5.000% 09/01/16	1,000,000	1,081,750
MD Health & Higher Educational Facilities Authority
	Carrol Hospital Center Foundation,
	Series 2006,
	4.500% 07/01/26	1,000,000	989,750
	Howard County General Hospital,
	Series 1998,
	Insured: MBIA
	5.000% 07/01/29	1,000,000	1,024,330
	Peninsula Regional Medical Center,
	Series 2006:
	5.000% 07/01/21	1,000,000	1,063,780
	5.000% 07/01/26	4,000,000	4,213,400
	5.000% 07/01/36	2,000,000	2,101,920
	University of Maryland Medical System,
	Series 2006 A,
	5.000% 07/01/31	1,000,000	1,045,410
	Western Maryland Health System,
	Series2006 A,
	Insured: MBIA
	5.000% 07/01/13	1,000,000	1,072,160

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Insured: FSA:
	5.500% 01/01/24	3,100,000	3,285,163
	5.625% 01/01/20	1,000,000	1,068,510
Hospitals Total			16,946,173
HEALTH CARE TOTAL			16,946,173
HOUSING – 9.2%
Multi-Family – 4.4%
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A:
	5.600% 06/01/10	470,000	481,689
	6.000% 06/01/19	815,000	850,656
	6.000% 06/01/30	1,850,000	1,921,003
	Series 1999 A,
	5.700% 06/01/12	1,000,000	1,038,900
	Series 2006:
	Insured: CIFG
	5.000% 06/01/17	1,000,000	1,084,530
	Insured: XLCA
	5.000% 07/01/20	600,000	645,582
MD Montgomery County Housing Opportunities Commission Housing Revenue
	Series 2000 A,
	6.100% 07/01/30	1,500,000	1,575,045
Multi-Family Total			7,597,405
Single-Family – 4.8%
MD Community Development Administration Department of Housing & Community Development Revenue
	Series 1998 B, AMT,
	Insured: FHA
	4.950% 09/01/11	500,000	511,805
	Series 1998-3, AMT:
	4.500% 04/01/08	3,440,000	3,460,365
	4.700% 04/01/10	1,685,000	1,718,245
	Series 1999 D, AMT,
	5.375% 09/01/24	2,410,000	2,471,623
MD Prince Georges County Housing Authority Mortgage Revenue
	Series 2000 A, AMT,
	Insured: GNMA
	6.150% 08/01/19	10,000	10,356
Single-Family Total			8,172,394
HOUSING TOTAL			15,769,799

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – 13.7%
Other – 2.2%
MD Transportation Authority
	Series 2002 A,
	Insured: AMBAC
	4.500% 03/01/15	3,000,000	3,120,450
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	520,000	556,343
Other Total			3,676,793
Pool/Bond Bank – 1.2%
TX Water Development Board
	Series 1997,
	5.000% 07/15/12	2,000,000	2,033,020
Pool/Bond Bank Total			2,033,020
Refunded/Escrowed(a) – 10.3%
MD Baltimore
	Series 1997 A,
	Pre-refunded 10/15/07,
	Insured: FGIC,
	5.300% 10/15/16	1,740,000	1,797,142
MD Economic Development Corp.
	Collegiate Housing Foundation,
	Series 1999 A:
	5.300% 06/01/08	495,000	506,340
	5.600% 06/01/11	575,000	611,282
MD Health & Higher Educational Facilities Authority Revenue
	Johns Hopkins Hospital,
	Series 1979,
	Escrowed to Maturity,
	5.750% 07/01/09	1,000,000	1,052,790
	Johns Hopkins University,
	Series 1999,
	Pre-refunded 07/01/09,
	6.000% 07/01/39	4,000,000	4,269,600
MD Howard County
	Series 2000 A,
	Pre-refunded 02/15/08:
	5.250% 02/15/16	280,000	288,022
	5.250% 02/15/17	1,900,000	1,954,435
	5.250% 02/15/18	2,000,000	2,057,300
MD Montgomery County
	Series 1997 A,
	Pre-refunded 05/01/07,
	5.375% 05/01/13	1,000,000	1,025,750

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
MD Queen Anne’s County
	Series 2000,
	Pre-refunded 01/15/10,
	Insured: FGIC
	5.250% 01/15/14	1,200,000	1,266,216
MD Transportation Authority
	Series 1978,
	Escrowed to Maturity,
	6.800% 07/01/16	635,000	726,472
MD University System of Maryland
	Series 1997 A,
	Pre-refunded 04/01/07,
	5.125% 04/01/13	1,000,000	1,013,710
MD Washington Suburban Sanitation District
	Series 2000,
	Pre-refunded 06/01/10,
	5.250% 06/01/22	1,000,000	1,051,990
MO St. Louis County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Insured: GNMA
	7.950% 08/01/09	110,000	115,893
Refunded/Escrowed Total			17,736,942
OTHER TOTAL			23,446,755
OTHER REVENUE – 3.5%
Hotels – 3.5%
MD Baltimore
	Baltimore Hotel Corp.,
	Series 2006 A,
	Insured: XLCA:
	5.000% 09/01/32	1,000,000	1,067,920
	5.250% 09/01/17	1,835,000	2,029,327
	5.250% 09/01/20	1,615,000	1,778,244
	5.250% 09/01/21	1,095,000	1,204,752
Hotels Total			6,080,243
OTHER REVENUE TOTAL			6,080,243
RESOURCE RECOVERY – 2.4%
Resource Recovery – 2.4%
MD Northeast Waste Disposal Authority
	Ogden Martin Systems,
	Series 1993 A, AMT,
	6.000% 07/01/07	1,500,000	1,512,165
	Series 2003, AMT,
	Insured: AMBAC
	5.500% 04/01/10	2,500,000	2,628,450
Resource Recovery Total			4,140,615
RESOURCE RECOVERY TOTAL			4,140,615

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – 45.4%
Local General Obligations – 28.2%
MD Anne Arundel County
	Series 1995,
	5.300% 04/01/10	500,000	502,055
	Series 2006:
	5.000% 03/01/15	2,000,000	2,181,380
	5.000% 03/01/18	3,300,000	3,598,221
MD Baltimore
	Series 1989 B,
	Insured: MBIA
	7.050% 10/15/07	1,000,000	1,026,630
	Series 1991 C,
	Insured: FGIC
	6.375% 10/15/07	1,075,000	1,098,209
	Series 1998 B,
	Insured: FGIC
	6.500% 10/15/08	1,000,000	1,023,170
	Series 2006,
	5.000% 09/01/15	1,120,000	1,228,595
MD Frederick County
	Series 2005,
	5.000% 08/01/14	3,000,000	3,255,480
	Series 2006:
	5.250% 11/01/18	2,005,000	2,271,826
	5.250% 11/01/21	2,500,000	2,865,200
MD Howard County
	Series 2002 A,
	5.250% 08/15/15	795,000	853,154
MD Laurel
	Series 1996 A,
	Insured: FGIC
	5.000% 10/01/11	1,530,000	1,546,815
MD Montgomery County
	Series 1997 A,
	5.375% 05/01/08	1,000,000	1,022,950
	Series 2001,
	5.250% 10/01/14	1,000,000	1,076,730
	Series 2005 A:
	5.000% 07/01/16	3,000,000	3,307,620
	5.000% 06/01/24	5,000,000	5,384,000

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MD Prince Georges County
	Series 1999,
	Insured: FSA:
	5.000% 10/01/12	65,000	67,869
	5.125% 10/01/16	3,300,000	3,455,298
	Series 2000,
	5.125% 10/01/10	1,000,000	1,052,710
	Series 2001,
	Insured: FGIC:
	5.250% 12/01/11	4,825,000	5,172,062
	5.250% 12/01/12	2,000,000	2,159,760
MD Wicomico County
	Series 1997,
	Insured: MBIA:
	4.800% 12/01/10	1,290,000	1,316,007
	4.900% 12/01/11	1,355,000	1,382,669
	5.000% 12/01/12	1,425,000	1,455,509
Local General Obligations Total			48,303,919
Special Non-Property Tax – 7.8%
MD Baltimore
	Series 1996 A,
	Insured: FGIC
	5.900% 07/01/10	1,725,000	1,849,873
MD Department of Transportation
	Series 2002:
	5.500% 02/01/11	1,265,000	1,354,486
	5.500% 02/01/14	5,000,000	5,559,150
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	4,000,000	4,683,240
Special Non-Property Tax Total			13,446,749
State Appropriated – 0.6%
MD Stadium Authority Lease Revenue
	Series 1995,
	5.375% 12/15/13	500,000	500,660
NY Transportation Trust Fund Authority
	Series 2006 A,
	5.250% 12/15/19	500,000	557,890
State Appropriated Total			1,058,550
State General Obligations – 8.8%
GU Government
	Series 1993 A,
	5.200% 11/15/08	600,000	602,130
MD State
	Series 2002 A,
	5.500% 03/01/13	2,245,000	2,476,460
	Series 2003,
	5.250% 03/01/17	4,000,000	4,505,840

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003 H,
	Insured: AMBAC
	5.500% 07/01/18	3,000,000	3,444,570
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,520,000	2,876,504
	Series 2006 A,
	5.250% 07/01/22	1,150,000	1,246,646
State General Obligations Total			15,152,150
TAX-BACKED TOTAL			77,961,368
TRANSPORTATION – 1.4%
Air Transportation – 1.2%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,000,000	2,040,440
Air Transportation Total			2,040,440
Transportation – 0.2%
DC Washington Metropolitan Area Transit Authority
	Series 1993,
	Insured: FGIC
	6.000% 07/01/10	350,000	377,314
Transportation Total			377,314
TRANSPORTATION TOTAL			2,417,754
UTILITIES – 3.5%
Investor Owned – 1.5%
KS Burlington
	Kansas City Power & Light,
	Series 1998 K,
	4.750% 09/01/15	1,000,000	1,004,580
MD Prince Georges County
	Potomac Electric Power Co.,
	Series 1995,
	5.750% 03/15/10	1,500,000	1,592,010
Investor Owned Total			2,596,590
Municipal Electric – 1.3%
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,122,380
Municipal Electric Total			2,122,380

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 0.7%
MD Baltimore
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/18	1,125,000	1,225,766
Water & Sewer Total			1,225,766
UTILITIES TOTAL			5,944,736

	Total Municipal Bonds (cost of $159,017,376)		163,990,322

		Shares
Investment Company – 3.3%
	Columbia Tax-Exempt Reserves, Capital Class (b)	5,690,017	5,690,017

	Total Investment Company (cost of $5,690,017)		5,690,017

	Total Investments – 98.9% (cost of $164,707,393)(c)(d)		169,680,339

	Other Assets & Liabilities, Net – 1.1%		1,828,934

	Net Assets – 100.0%		171,509,273

Notes to Investment Portfolio:
*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Cost for federal income tax purposes is $164,707,393.

8

(d)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,991,995	$(19,049)	$4,972,946

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

9

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia North Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.2%
EDUCATION – 6.1%
Education – 6.1%
NC Appalachian State University
	Series 1998,
	Insured: MBIA:
	5.000% 05/15/12	1,000,000	1,063,980
	5.000% 05/15/18	1,000,000	1,035,040
	Series 2003 A,
	Insured: FGIC
	5.125% 05/01/18	1,000,000	1,081,570
	Series 2005,
	Insured: MBIA
	5.000% 07/15/21	1,485,000	1,592,663
NC Capital Facilities Finance Agency
	Johnson & Wales University,
	Series 2003 A,
	Insured: XLCA
	5.250% 04/01/21	1,000,000	1,069,080
NC Raleigh
	North Carolina State University,
	Series 2003 A,
	5.000% 10/01/17	1,000,000	1,073,310
NC University of North Carolina
	Chapel Hill Hospital,
	Series 1999,
	Insured: AMBAC
	5.250% 02/15/12	1,690,000	1,756,535
PR University of Puerto Rico
	Series 2006,
	5.000% 06/01/15	2,000,000	2,140,280
Education Total			10,812,458
EDUCATION TOTAL			10,812,458
HEALTH CARE – 9.6%
Hospitals – 9.6%
AZ University Medical Center Corp.
	Series 2004,
	5.250% 07/01/13	1,000,000	1,058,350
NC Charlotte-Mecklenburg Hospital Authority
	Carolinas Medical Center,
	Series 1997 A:
	5.000% 01/15/17	2,000,000	2,038,840
	5.125% 01/15/22	3,000,000	3,060,240
NC Medical Care Commission
	Forsyth Memorial Hospital,
	Series 2003 A:
	5.000% 11/01/13	3,000,000	3,196,830
	5.000% 11/01/17	3,500,000	3,695,195

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Gaston Health Care Inc.,
	Series 1995,
	Insured: AMBAC
	5.250% 02/15/07	1,130,000	1,132,237
	Northeast Medical Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 11/01/10	1,000,000	1,046,440
	Novant Health, Inc.,
	Series 1996,
	5.125% 05/01/08	1,715,000	1,722,255
Hospitals Total			16,950,387
HEALTH CARE TOTAL			16,950,387
HOUSING – 5.6%
Multi-Family – 2.4%
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	4,000,000	4,318,920
Multi-Family Total			4,318,920
Single-Family – 3.2%
NC Housing Finance Agency
	Series 1994 Y,
	6.300% 09/01/15	255,000	257,479
	Series 1996 A-5, AMT,
	5.550% 01/01/19	1,995,000	2,053,633
	Series 1998 A-2, AMT,
	5.200% 01/01/20	970,000	984,841
	Series 1999 A-3, AMT,
	5.150% 01/01/19	1,080,000	1,099,743
	Series 1999 A-6, AMT,
	6.000% 01/01/16	540,000	556,151
	Series 2000 A-8, AMT:
	5.950% 07/01/10	340,000	349,061
	6.050% 07/01/12	250,000	257,065
Single-Family Total			5,557,973
HOUSING TOTAL			9,876,893
INDUSTRIALS – 0.6%
Other Industrial Development Bonds – 0.6%
NC Mecklenberg County Industrial Facilities & Pollution Control Financing Authority
	Fluor Corp.,
	Series 1993,
	5.250% 12/01/09	1,005,000	1,005,894
Other Industrial Development Bonds Total			1,005,894
INDUSTRIALS TOTAL			1,005,894

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – 18.8%
Other – 0.1%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	260,000	278,171
Other Total			278,171
Refunded/Escrowed(a) – 18.7%
NC Brunswick County
	Series 2000,
	Insured: FSA,
	Pre-refunded 06/01/10,
	5.500% 06/01/20	1,000,000	1,067,820
NC Charlotte
	Series 2000,
	Pre-refunded 06/01/10,
	5.500% 06/01/12	1,000,000	1,067,820
	Water & Sewer System,
	Series 1999,
	Pre-refunded 06/01/09,
	5.375% 06/01/19	2,545,000	2,674,591
NC Durham Water & Sewer Utility System
	Series 2001,
	Pre-refunded 06/01/11,
	5.250% 06/01/16	1,000,000	1,074,140
NC Eastern Municipal Power Agency
	Series 1986 A,
	Escrowed to Maturity,
	5.000% 01/01/17	2,165,000	2,361,409
	Series 1988 A,
	Pre-refunded 01/01/22,
	6.000% 01/01/26	1,000,000	1,227,850
NC Greensboro City
	Series 1998 A,
	Pre-refunded 06/01/08,
	5.000% 06/01/18	1,000,000	1,029,560
NC Iredell County Public Facilities Corp.
	Series 2000,
	Insured: AMBAC,
	Pre-refunded 06/01/10,
	5.125% 06/01/18	2,180,000	2,301,775
NC Johnson County
	Series 2000,
	Insured: FGIC,
	Pre-refunded 03/01/10:
	5.500% 03/01/12	1,305,000	1,388,390
	5.500% 03/01/15	1,925,000	2,065,159
	5.500% 03/01/16	2,700,000	2,896,587

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NC Medical Care Commission Health Care Facilities
	Pitt County Memorial Hospital,
	Series 1998 B,
	Pre-refunded 12/01/08,
	5.000% 12/01/18	1,000,000	1,035,270
NC Medical Care Commission
	Pitt County Memorial Hospital,
	Series 1998 B,
	Pre-refunded 12/01/08,
	4.750% 12/01/28	1,000,000	1,030,670
NC Orange County
	Series 2000,
	Pre-refunded 04/01/10:
	5.300% 04/01/17	1,000,000	1,066,340
	5.300% 04/01/18	3,445,000	3,673,541
NC Randolph County
	Series 2000:
	Insured: FSA,
	Pre-refunded 06/01/09:
	5.500% 06/01/14	1,115,000	1,174,976
	5.500% 06/01/15	1,000,000	1,053,790
	5.750% 06/01/22	1,350,000	1,430,379
NC Wake County
	Series 1993,
	Insured: MBIA,
	Escrowed to Maturity,
	5.125% 10/01/26	3,065,000	3,391,729
Refunded/Escrowed Total			33,011,796
OTHER TOTAL			33,289,967
RESOURCE RECOVERY – 2.4%
Disposal – 2.4%
NC Haywood County Industrial Facilities & Pollution Control Financing Authority
	Champion International Corp.,
	Series 1999, AMT,
	6.400% 11/01/24	4,000,000	4,222,240
Disposal Total			4,222,240
RESOURCE RECOVERY TOTAL			4,222,240
TAX-BACKED – 42.0%
Local Appropriated – 17.6%
NC Burke County
	Series 2006 B,
	Insured: AMBAC
	5.000% 04/01/18	1,425,000	1,540,881

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
NC Cabarrus County
	Series 2001,
	5.500% 04/01/13	2,000,000	2,168,860
NC Catawba County
	Series 2004,
	Insured: MBIA
	5.250% 06/01/14	1,500,000	1,638,660
NC Chapel Hill
	Series 2005,
	5.250% 06/01/21	1,360,000	1,472,404
NC Chatham County
	Series 2006,
	Insured: AMBAC
	5.000% 06/01/20	1,065,000	1,150,498
NC Concord
	Series 2001 A,
	Insured: MBIA
	5.000% 06/01/17	1,490,000	1,567,882
NC Dare County
	Series 2005,
	Insured: FGIC
	5.000% 06/01/20	3,005,000	3,202,489
NC Gaston County
	Series 2005,
	Insured: MBIA
	5.000% 12/01/15	1,350,000	1,464,345
NC Greenville
	Series 2004,
	Insured: AMBAC
	5.250% 06/01/22	2,180,000	2,349,081
NC Henderson County
	Series 2006 A,
	Insured: AMBAC
	5.000% 06/01/16	1,060,000	1,153,958
NC Nash County
	Series 2004,
	Insured: FSA
	5.250% 06/01/17	1,900,000	2,061,576
NC Pitt County
	Series 2000 B,
	Insured: FSA:
	5.500% 04/01/25	1,000,000	1,059,750
	5.750% 04/01/16	1,390,000	1,485,799
NC Randolph County
	Series 2003,
	Insured: FSA
	5.000% 06/01/14	2,395,000	2,574,793

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
	Series 2004,
	Insured: FSA:
	5.000% 06/01/14	1,640,000	1,763,115
	5.000% 06/01/15	1,000,000	1,081,420
	5.000% 06/01/18	1,000,000	1,079,950
NC Sampson County
	Series 2006,
	Insured: FSA
	5.000% 06/01/16	1,000,000	1,087,000
NC Wilmington
	Series 2006 A,
	5.000% 06/01/17	1,005,000	1,087,490
Local Appropriated Total			30,989,951
Local General Obligations – 15.6%
NC Cabarrus County
	Series 2006:
	5.000% 03/01/15	1,000,000	1,087,750
	5.000% 03/01/16	1,000,000	1,094,340
NC Charlotte
	Series 2002 C:
	5.000% 07/01/20	1,570,000	1,666,006
	5.000% 07/01/22	1,265,000	1,332,058
NC Craven County
	Series 2002,
	Insured: AMBAC
	5.000% 05/01/19	1,000,000	1,066,620
NC Cumberland County
	Series 1998,
	Insured: FGIC
	5.000% 03/01/17	1,000,000	1,033,890
NC Forsyth County
	Series 2003 B,
	4.750% 03/01/22	1,945,000	2,021,827
NC Gaston County
	Series 2002,
	Insured: AMBAC
	5.250% 06/01/20	1,500,000	1,621,695
NC High Point
	Series 2002,
	Insured: MBIA
	4.500% 06/01/14	1,275,000	1,333,688
NC Iredell County
	Series 2006,
	5.000% 02/01/19	2,420,000	2,619,868
NC Mecklenburg County
	Series 1993,
	6.000% 04/01/11	1,000,000	1,095,500

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2001 A:
	5.000% 04/01/16	1,170,000	1,246,939
	5.000% 04/01/17	2,000,000	2,129,900
NC New Hanover County
	Series 2001:
	4.600% 06/01/14	1,750,000	1,836,135
	5.000% 06/01/17	2,000,000	2,133,200
NC Orange County
	Series 2005 A,
	5.000% 04/01/22	2,000,000	2,153,900
NC Wilmington
	Series 1997 A,
	Insured: FGIC:
	5.000% 04/01/11	1,000,000	1,023,200
	5.000% 04/01/13	1,000,000	1,023,200
Local General Obligations Total			27,519,716
Special Non-Property Tax – 2.8%
NC Charlotte Storm Water Fee
	Series 2002,
	5.250% 06/01/15	1,315,000	1,422,081
	Series 2006,
	5.000% 06/01/17	1,120,000	1,222,054
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	2,000,000	2,341,620
Special Non-Property Tax Total			4,985,755
State Appropriated – 1.1%
NC Infrastructure Finance Corp.
	Series 2004,
	5.250% 11/01/15	1,800,000	1,970,694
State Appropriated Total			1,970,694
State General Obligations – 4.9%
NC State
	Series 2001 A,
	4.750% 03/01/14	5,000,000	5,272,750
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 F,
	Insured: CIFG
	5.250% 07/01/23	2,000,000	2,284,260
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,141,470
State General Obligations Total			8,698,480
TAX-BACKED TOTAL			74,164,596

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – 2.9%
Airports – 0.6%
NC Charlotte
	Series 1999 B, AMT,
	Insured: MBIA
	6.000% 07/01/24	1,000,000	1,057,760
Airports Total			1,057,760
Toll Facilities – 2.3%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	3,500,000	4,018,665
Toll Facilities Total			4,018,665
TRANSPORTATION TOTAL			5,076,425
UTILITIES – 9.2%
Joint Power Authority – 3.0%
NC Eastern Municipal Power Agency
	Series 2005,
	Insured: AMBAC
	5.250% 01/01/20	3,000,000	3,285,990
NC Municipal Power Agency No.1
	Series 1992,
	Insured: MBIA
	7.250% 01/01/07	2,000,000	2,000,380
Joint Power Authority Total			5,286,370
Municipal Electric – 1.8%
NC Greenville Utilities Commission
	Series 2000 A,
	Insured: MBIA
	5.500% 09/01/19	1,000,000	1,045,560
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1995 Y,
	Insured: MBIA
	7.000% 07/01/07	1,000,000	1,016,930
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	5.000% 10/01/07	1,000,000	1,005,900
Municipal Electric Total			3,068,390

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 4.4%
NC Charlotte
	Series 2006 A,
	5.000% 07/01/19	1,385,000	1,505,606
NC Greensboro City
	Series 1998 A,
	5.500% 06/01/08	1,305,000	1,339,400
	Series 2006,
	5.250% 06/01/17	2,000,000	2,233,360
NC Raleigh
	Series 2006 A,
	5.000% 03/01/16	1,500,000	1,639,080
NC Union County
	Series 2003,
	Insured: FSA
	5.000% 06/01/16	1,045,000	1,110,448
Water & Sewer Total			7,827,894
UTILITIES TOTAL			16,182,654

	Total Municipal Bonds (cost of $165,922,413)		171,581,514

		Shares
Investment Company – 2.1%
	Columbia Tax-Exempt Reserves, Capital Class (b)	3,792,477	3,792,477

	Total Investment Company (cost of $3,792,477)		3,792,477

	Total Investments – 99.3% (cost of $169,714,890)(c)(d)		175,373,991

	Other Assets & Liabilities, Net – 0.7%		1,198,906

	Net Assets – 100.0%		176,572,897

Notes to Investment Portfolio:
*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Investments in other investment companies are valued at net asset value.

9

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Cost for federal income tax purposes is $169,714,890.

(d)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$5,795,840	$(136,739)	$5,659,101

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

10

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia South Carolina Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.6%
EDUCATION – 6.9%
Education – 6.9%
IL Educational Facilities Authority
	Depaul University,
	Series 2003 C,
	Insured: AMBAC
	5.000% 09/01/18	8,650,000	8,800,683
SC Florence Darlington Commissions for Technical Education
	Series 2005 A,
	Insurer: MBIA:
	5.000% 03/01/18	1,725,000	1,856,359
	5.000% 03/01/20	1,905,000	2,037,950
Education Total			12,694,992
EDUCATION TOTAL			12,694,992
HEALTH CARE – 12.1%
Hospitals – 12.1%
SC Charleston County Hospital Facility
	Care Alliance Health Services,
	Series 1999 A,
	Insured: FSA:
	5.000% 08/15/12	1,000,000	1,038,350
	5.125% 08/15/15	6,370,000	6,921,196
SC Horry County Hospital Facilities Revenue
	Series 1998,
	Insured: AMBAC:
	4.750% 07/01/10	1,100,000	1,127,984
	4.875% 07/01/11	1,200,000	1,231,644
SC Jobs Economic Development Authority
	Anderson Area Medical Center,
	Series 1999,
	Insured: FSA
	5.300% 02/01/14	4,375,000	4,536,919
	Georgetown Memorial Hospital,
	Series 2001,
	Insured: RAD
	5.250% 02/01/21	1,250,000	1,312,725
SC Lexington County Health Services
	Lexington Medical Center,
	Series 2003,
	5.500% 11/01/23	2,000,000	2,128,580
	Lexmed, Inc.,
	Series 1997,
	Insured: FSA
	5.125% 11/01/21	3,000,000	3,109,110

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
SC Spartanburg County Health Services
	Series 1997 B,
	Insured: MBIA
	5.125% 04/15/17	1,000,000	1,013,180
Hospitals Total			22,419,688
HEALTH CARE TOTAL			22,419,688
INDUSTRIALS – 3.1%
Forest Products & Paper – 3.1%
SC Georgetown County Environmental Control
	International Paper Co.,
	Series 1997 A, AMT,
	5.700% 10/01/21	500,000	514,190
SC Georgetown County Pollution Control
	International Paper Co.,
	Series 1999 A,
	5.125% 02/01/12	5,000,000	5,198,150
Forest Products & Paper Total			5,712,340
INDUSTRIALS TOTAL			5,712,340
OTHER – 11.3%
Other – 0.7%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	260,000	278,171
SC Columbia Parking Facilities Revenue
	Series 1994,
	Insured: AMBAC
	5.750% 12/01/09	1,000,000	1,001,640
Other Total			1,279,811
Refunded/Escrowed(a) – 8.5%
IL Chicago
	Series 2001 A,
	Pre-refunded 01/01/11,
	Insured: MBIA
	5.500% 01/01/14	1,845,000	1,986,364
SC Berkeley County School District
	Series 2000,
	Pre-refunded 04/01/08,
	5.000% 04/01/21	1,000,000	1,036,730
SC Berkeley County Water & Sewer Revenue
	Series 2003,
	Pre-refunded 01/03/13,
	Insured: MBIA
	5.250% 06/01/19	845,000	920,239
SC Charleston County Hospital Facility
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/09	770,000	771,440

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
SC Georgetown County School District
	Series 2000,
	Pre-refunded 03/01/11,
	5.250% 03/01/19	1,000,000	1,060,950
SC Jobs Economic Development Authority
	Palmetto Health Alliance,
	Series 2000 A,
	Pre-refunded 12/12/10,
	7.125% 12/15/15	5,500,000	6,265,655
SC Lexington Water & Sewer Authority
	Series 1997,
	Pre-refunded 10/01/14,
	Insured: RAD
	5.450% 04/01/19	2,000,000	2,098,160
SC Medical University Hospital Facilities Revenue
	Series 1999,
	Escrowed to Maturity,
	5.500% 07/01/09	1,575,000	1,646,851
Refunded/Escrowed Total			15,786,389
Tobacco – 2.1%
SC Tobacco Settlement Management Authority
	San Diego County Tobacco,
	Series 2001 B,
	6.375% 05/15/28	3,500,000	3,796,590
Tobacco Total			3,796,590
OTHER TOTAL			20,862,790
RESOURCE RECOVERY – 2.3%
Resource Recovery – 2.3%
SC Charleston County Resources Recovery
	Foster Wheeler Charleston,
	Series 1997, AMT,
	Insured: AMBAC
	5.250% 01/01/10	4,000,000	4,166,720
Resource Recovery Total			4,166,720
RESOURCE RECOVERY TOTAL			4,166,720
TAX-BACKED – 31.8%
Local Appropriated – 14.9%
SC Berkeley County School District
	Series 2006,
	5.000% 12/01/21	2,000,000	2,097,220
SC Charleston County, Certificates of Participation
	Series 2005,
	Insured: MBIA
	5.125% 06/01/17	2,470,000	2,676,517

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
SC Charleston Educational Excellence Financing Corp.
	Series 2005,
	5.250% 12/01/26	3,000,000	3,225,360
	Series 2006,
	5.000% 12/01/19	2,000,000	2,137,220
SC Dorchester County School District No. 002
	Series 2004,
	5.250% 12/01/29	1,000,000	1,054,250
	Series 2006,
	5.000% 12/01/30	1,000,000	1,042,070
SC Greenville County School District I
	Series 2003,
	5.250% 12/01/16	4,625,000	4,980,662
	Series 2006:
	5.000% 12/01/15	3,290,000	3,553,200
	Insured: FSA
	5.000% 12/01/15	500,000	542,350
SC Hilton Head Island Public Facilities Corp.
	Series 2006,
	Insured: MBIA
	5.000% 08/01/14	1,600,000	1,724,192
SC Newberry Investing in Educational School District
	Series 2005,
	5.250% 12/01/15	1,265,000	1,361,001
SC Scago Educational Facilities Corp. for Colleton School District
	Series 2006:
	5.000% 12/01/14	1,325,000	1,418,068
	Insured: FSA
	5.000% 12/01/11	1,500,000	1,582,830
Local Appropriated Total			27,394,940
Local General Obligations – 10.7%
IL Chicago
	Series 2001 A,
	Insured: MBIA
	5.500% 01/01/14	655,000	702,907
SC Anderson County School District No. 004
	Series 2005,
	Insured: FSA
	5.250% 03/01/19	1,115,000	1,227,180

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
SC Berkeley County School District
	Series 2006,
	Insured: FSA
	5.000% 01/15/18 SCH	3,000,000	3,302,280
SC Dorchester County Transportation
	Series 2006 A,
	Insurer: XLCA
	5.000% 05/01/15	1,000,000	1,088,230
SC Hilton Head Island Public Facilities Corp.
	Series 2002 A,
	Insured: AMBAC
	5.000% 12/01/16	1,825,000	1,983,884
	Series 2005 A,
	Insured: AMBAC
	5.000% 12/01/17	1,960,000	2,124,463
SC Richland County School District No. 001
	Series 2001 A,
	5.250% 03/01/19	3,570,000	3,805,620
SC Spartanburg County School District No. 007
	Series 2001:
	4.125% 03/01/13	3,240,000	3,317,015
	5.000% 03/01/18	2,000,000	2,188,100
Local General Obligations Total			19,739,679
Special Non-Property Tax – 3.6%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: MBIA
	5.750% 06/15/23	2,000,000	2,199,680
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/22	2,505,000	2,932,879
SC Hilton Head Island Public Facilities Corp.
	Series 2002,
	Insured: MBIA
	5.250% 12/01/16	1,440,000	1,549,829
Special Non-Property Tax Total			6,682,388
State Appropriated – 2.0%
SC Berkeley County School District
	Series 2006,
	5.000% 12/01/22	3,545,000	3,708,602
State Appropriated Total			3,708,602

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 0.6%
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	1,000,000	1,141,470
State General Obligations Total			1,141,470
TAX-BACKED TOTAL			58,667,079
TRANSPORTATION – 5.7%
Transportation – 5.7%
SC Transportation Infrastructure Bank
	Series 2001 B,
	Insured: AMBAC
	5.250% 10/01/17	3,670,000	3,897,650
	Series 2004 A,
	Insured: AMBAC
	5.000% 10/01/16	1,985,000	2,130,898
	Series 2005 A,
	Insured: FSA
	5.250% 10/01/20	4,000,000	4,547,520
Transportation Total			10,576,068
TRANSPORTATION TOTAL			10,576,068
UTILITIES – 25.4%
Investor Owned – 2.0%
SC Jobs-Economic Development Authority
	Electric & Gas Co.,
	Series 2002, AMT,
	Insured: AMBAC
	4.200% 11/01/12	3,615,000	3,679,130
Investor Owned Total			3,679,130
Joint Power Authority – 6.4%
SC Public Service Authority
	Series 1999 A,
	Insured: MBIA
	5.625% 01/01/13	2,000,000	2,127,060
	Series 2001 A,
	Insured: FSA
	5.250% 01/01/18	1,615,000	1,730,392
	Series 2002 A,
	Insured: FSA
	5.500% 01/01/17	1,480,000	1,614,413
	Series 2002 D,
	Insured: FSA
	5.000% 01/01/18	2,000,000	2,117,880
	Series 2006 C,
	Insured: FSA
	5.000% 01/01/15	1,000,000	1,083,600

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
WA Energy Northwest Electric Revenue
	Series 2002 A,
	Insured: MBIA
	5.500% 07/01/17	3,000,000	3,249,660
Joint Power Authority Total			11,923,005
Municipal Electric – 4.6%
SC Rock Hill Utility System Revenue
	Series 2003 A,
	Insured: FSA:
	5.250% 01/01/13	2,350,000	2,541,925
	5.375% 01/01/19	1,500,000	1,622,445
SC Winnsboro Utility Revenue
	Series 1999,
	Insured: MBIA
	5.250% 08/15/13	1,020,000	1,110,749
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	3,000,000	3,183,570
Municipal Electric Total			8,458,689
Water & Sewer – 12.4%
SC Berkeley County Water & Sewer Revenue
	Series 2003,
	Insured: MBIA
	5.250% 06/01/19	155,000	167,239
SC Camden Public Utility Revenue
	Series 1997,
	Insured: MBIA
	5.500% 03/01/17	50,000	51,141
SC Columbia Water & Sewer Systems
	Series 1993,
	5.500% 02/01/09	7,000,000	7,266,490
SC Greenville Waterworks Revenue
	Series 2002,
	5.250% 02/01/14	1,555,000	1,665,001
SC Mount Pleasant Water & Sewer Revenue
	Series 2002,
	Insured: FGIC:
	5.250% 12/01/16	1,980,000	2,131,015
	5.250% 12/01/18	1,270,000	1,364,704
SC North Charleston Water & Sewer District
	Series 2002,
	Insured: FSA
	5.500% 07/01/17	3,040,000	3,319,254

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
SC Western Carolina Regional Sewer Authority
	Series 2005 B,
	Insured: FSA
	5.250% 03/01/16	6,250,000	6,934,187
Water & Sewer Total			22,899,031
UTILITIES TOTAL			46,959,855

	Total Municipal Bonds (cost of $176,566,400)		182,059,532

		Shares
Investment Company – 0.5%
	Columbia Tax-Exempt Reserves, Capital Class (b)	933,000	933,000

	Total Investment Company (cost of $933,000)		933,000

	Total Investments – 99.1% (cost of $177,499,400)(c)(d)		182,992,532

	Other Assets & Liabilities, Net – 0.9%		1,720,580

	Net Assets – 100.0%		184,713,112

Notes to Investment Portfolio:
*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Cost for federal income tax purposes is $177,499,400.

(d)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

8

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,509,358	$(16,226)	$5,493,132

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance, Inc.

9

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Virginia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.8%
EDUCATION – 1.7%
Education – 1.7%
VA Amherst Industrial Development Authority
	Sweet Rriar Institute,
	Series 2006,
	5.000% 09/01/26	1,000,000	1,051,620
VA College Building Authority
	Regent University,
	Series 2006,
	5.000% 06/01/21	1,100,000	1,148,697
	University of Richmond,
	Series 2002 A,
	5.000% 03/01/32	1,500,000	1,539,630
	Washington & Lee University,
	Series 2006,
	5.000% 01/01/15	610,000	662,753
VA Roanoke County Industrial Development Authority
	Hollins College,
	Series 1998,
	5.200% 03/15/17	1,115,000	1,151,338
Education Total			5,554,038
EDUCATION TOTAL			5,554,038
HEALTH CARE – 4.8%
Continuing Care Retirement – 1.0%
VA Fairfax County Economic Development Authority
	Greenspring Village, Inc.,
	Series 2006 A,
	4.750% 10/01/26	2,000,000	2,024,800
VA Henrico County Economic Development Authority
	Westminster-Canterbury,
	Series 2006,
	5.000% 10/01/22	1,000,000	1,027,920
Continuing Care Retirement Total			3,052,720
Hospitals – 3.8%
AZ University Medical Center Corp. Hospital Revenue
	Series 2004,
	5.250% 07/01/14	1,000,000	1,062,370
FL Miami-Dade County Health Authority
	Series 2001 A,
	Insured: AMBAC
	4.375% 08/15/10	1,195,000	1,217,143
MS Hospital Facilities & Equipment Authority
	Forrest County General Hospital,
	Series 2000,
	Insured: FSA
	5.625% 01/01/20	1,285,000	1,373,036

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
VA Fairfax County Industrial Development Authority
	Inova Health Systems,
	Series 1993,
	Insured: MBIA
	5.250% 08/15/19	1,000,000	1,114,520
VA Medical College of Virginia Hospital Authority
	University Health Services,
	Series 1998,
	Insured: MBIA
	4.800% 07/01/11	1,000,000	1,032,860
VA Roanoke Industrial Development Authority
	Carilion Health Center,
	Series 2002 A,
	Insured: MBIA
	5.250% 07/01/12	4,000,000	4,283,640
VA Stafford County Economic Development Authority Hospital Facilities
	Series 2006,
	5.250% 06/15/24	1,000,000	1,068,380
WI Health & Educational Facilities Authority
	Agnesian Healthcare, Inc.,
	Series 2001,
	6.000% 07/01/21	1,000,000	1,064,330
Hospitals Total			12,216,279
HEALTH CARE TOTAL			15,268,999
HOUSING – 3.4%
Multi-Family – 3.4%
VA Alexandria Redevelopment & Housing Authority
	Multi-Family Housing Mortgage Revenue,
	Series 1996 A, AMT,
	6.050% 07/01/16	2,000,000	2,021,720
VA Housing Development Authority
	Series 2000 B, AMT,
	5.875% 08/01/15	2,655,000	2,768,714
VA Suffolk Redevelopment & Housing Authority
	WindsorFieldstone LP,
	Series 2001,
	4.850% 07/01/31	5,800,000	6,026,838
Multi-Family Total			10,817,272
HOUSING TOTAL			10,817,272

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
INDUSTRIALS – 1.5%
Chemicals – 0.2%
VA Giles County Industrial Development Authority
	Hoechst Celanese Corp.,
	Series 1995, AMT,
	5.950% 12/01/25	550,000	556,551
Chemicals Total			556,551
Forest Products & Paper – 1.3%
AL Mobile Industrial Development Board Pollution Control Revenue
	International Paper Co.,
	Series 1998 B,
	4.750% 04/01/10	2,250,000	2,279,632
GA Richmond County Development Authority
	International Paper Co.,
	Series 2001 A,
	5.150% 03/01/15	1,450,000	1,520,035
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	500,000	537,640
Forest Products & Paper Total			4,337,307
INDUSTRIALS TOTAL			4,893,858
OTHER – 26.3%
Other – 3.4%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	560,000	596,590
VA Norfolk Parking Systems Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 02/01/21	5,170,000	5,531,486
VA Virginia Beach Development Authority
	Series 2005 A,
	5.000% 05/01/21	4,465,000	4,785,275
Other Total			10,913,351
Pool/Bond Bank – 10.7%
AK Municipal Bond Bank Authority
	Series 2003,
	Insured: MBIA
	5.250% 12/01/18	1,385,000	1,489,692

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
VA Public School Financing Authority
	Series 1998 A,
	4.875% 08/01/14	1,445,000	1,482,295
	Series 2004 C,
	5.000% 08/01/16	8,425,000	9,236,496
VA Resources Authority Airports Revenue
	Series 2001 A,
	5.250% 08/01/18	1,205,000	1,266,829
VA Resources Authority Clean Water Revenue
	Series 2005:
	5.500% 10/01/19	5,180,000	6,029,054
	5.500% 10/01/21	6,475,000	7,612,657
VA Resources Authority Infrastructure Revenue
	Pooled Financing Program:
	Series 2002 B,
	5.000% 11/01/13	1,175,000	1,264,512
	Series 2003:
	5.000% 11/01/18	1,075,000	1,147,993
	5.000% 11/01/19	1,125,000	1,201,388
	5.000% 11/01/21	1,185,000	1,265,461
	5.000% 11/01/22	1,100,000	1,165,186
	Series 2005 B,
	5.000% 11/01/18	1,030,000	1,116,530
Pool/Bond Bank Total			34,278,093
Refunded/Escrowed(a) – 9.5%
AZ School Facilities Board
	Series 2002,
	Pre-refunded 07/01/12,
	5.250% 07/01/14	2,030,000	2,189,619
TX Trinity River Authority Water Revenue
	Series 2003,
	Pre-refunded 02/01/13,
	Insured: MBIA
	5.500% 02/01/14	2,795,000	3,070,140
VA Arlington County Industrial Development Authority
	The Nature Conservancy,
	Series 1997 A,
	Pre-refunded 07/01/07,
	5.450% 07/01/27	1,000,000	1,028,980
	Virginia Hospital Center,
	Series 2001,
	Pre-refunded 07/01/11,
	5.500% 07/01/13	1,000,000	1,082,110
VA Commonwealth Transportation Board
	Series 1997 A,
	Pre-refunded 05/15/07,
	5.250% 05/15/22	1,000,000	1,016,020

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
VA Fairfax County Water & Sewer Authority
	Series 2000,
	Pre-refunded 04/01/10,
	5.625% 04/01/25	3,000,000	3,207,750
VA Loudoun County
	Series 2001 C,
	Pre-refunded 11/01/11,
	5.000% 11/01/14	510,000	545,011
VA Montgomery County Industrial Development Authority
	Series 2000 B,
	Pre-refunded 01/15/11,
	Insured: AMBAC
	5.500% 01/15/22	2,000,000	2,152,060
VA Norfolk
	Series 1998,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.000% 07/01/13	475,000	489,659
VA Resources Authority Infrastructure Revenue
	Pooled Financing Program,
	Series 2000 A,
	Pre-refunded 05/01/11:
	Insured: MBIA:
	5.500% 05/01/21	1,070,000	1,155,379
	5.500% 05/01/22	1,120,000	1,209,372
VA Resources Authority Water & Sewer Systems Revenue
	Series 1996 A,
	Pre-refunded 04/01/07,
	5.500% 04/01/17	1,020,000	1,045,051
VA Richmond
	Series 1999 A,
	Pre-refunded 01/15/10,
	Insured: FSA
	5.000% 01/15/19	2,855,000	2,992,154
VA Virginia Beach Water & Sewer Revenue
	Series 2000,
	Pre-refunded 08/01/10:
	5.250% 08/01/17	1,790,000	1,886,087
	5.250% 08/01/18	1,935,000	2,038,871
	5.250% 08/01/19	2,035,000	2,144,239
VA Virginia Beach
	Series 2000,
	Pre-refunded 03/01/10,
	5.500% 03/01/17	3,060,000	3,256,483
Refunded/Escrowed Total			30,508,985

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 2.7%
VA Tobacco Settlement Financing Corp.
	Series 2005:
	5.250% 06/01/19	4,000,000	4,204,520
	5.500% 06/01/26	4,250,000	4,522,680
Tobacco Total			8,727,200
OTHER TOTAL			84,427,629
RESOURCE RECOVERY – 2.3%
Disposal – 1.2%
VA Arlington County Industrial Development Authority
	Ogden Martin Systems of Union,
	Series 1998 B, AMT,
	Insured: FSA
	5.250% 01/01/10	1,855,000	1,910,427
VA Southeastern Public Service Authority
	Series 1993 A,
	Insured: MBIA
	5.100% 07/01/08	2,000,000	2,044,760
Disposal Total			3,955,187
Resource Recovery – 1.1%
VA Fairfax County Economic Development Authority
	Series 1998 A, AMT,
	Insured: AMBAC
	6.050% 02/01/09	3,385,000	3,539,627
Resource Recovery Total			3,539,627
RESOURCE RECOVERY TOTAL			7,494,814
TAX-BACKED – 49.7%
Local Appropriated – 9.3%
VA Arlington County Industrial Development Authority
	Series 2004:
	5.000% 08/01/17	1,205,000	1,297,869
	5.000% 08/01/18	1,205,000	1,295,399
VA Bedford County Economic Development Authority
	Series 2006,
	Insured: MBIA
	5.000% 05/01/15	1,230,000	1,335,768
VA Culpepper Industrial Development Authority
	Series 2005,
	Insured: MBIA
	5.000% 01/01/21	2,060,000	2,195,569

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
VA Fairfax County Economic Development Authority
	Series 2003,
	5.000% 05/15/15	6,260,000	6,800,488
	Series 2005 I-A,
	5.000% 04/01/19	1,380,000	1,483,969
	Series 2005,
	5.000% 01/15/24	2,315,000	2,463,021
VA Hampton Roads Regional Jail Authority
	Series 2004,
	Insured: MBIA:
	5.000% 07/01/14	1,750,000	1,887,200
	5.000% 07/01/15	1,685,000	1,813,684
	5.000% 07/01/16	1,930,000	2,072,183
VA New Kent County Economic Development Authority
	Series 2006,
	Insured: FSA:
	5.000% 02/01/15	1,000,000	1,081,990
	5.000% 02/01/21	2,075,000	2,240,440
VA Prince William County Industrial Development Authority
	Series 1996,
	6.000% 02/01/14	100,000	101,965
	Series 2005,
	5.250% 02/01/17	1,115,000	1,238,341
	Series 2006 A,
	Insured: AMBAC:
	5.000% 09/01/17	800,000	870,096
	5.000% 09/01/21	1,625,000	1,750,141
Local Appropriated Total			29,928,123
Local General Obligations – 18.4%
VA Arlington County
	Series 1993,
	6.000% 06/01/12	3,285,000	3,670,101
	Series 2006,
	5.000% 08/01/17	4,000,000	4,398,800
VA Chesapeake
	Series 1998,
	4.650% 08/01/11	1,000,000	1,033,320
VA Hampton
	Series 2004,
	5.000% 02/01/15	1,275,000	1,374,017
	Series 2005 A,
	Insured: FGIC
	5.000% 04/01/18	1,500,000	1,622,910
VA Leesburg
	Series 2006 B,
	Insured: MBIA
	5.000% 09/15/17	1,145,000	1,264,492

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
VA Loudoun County
	Series 1998 B,
	5.250% 12/01/15	1,000,000	1,117,810
	Series 2005 A,
	5.000% 07/01/14	4,000,000	4,351,720
VA Newport News
	Series 2006 B:
	5.250% 02/01/18	3,030,000	3,401,084
	5.250% 02/01/19	2,365,000	2,670,321
VA Norfolk
	Series 1998,
	Insured: FGIC:
	5.000% 07/01/11	2,450,000	2,521,221
	5.000% 07/01/13	525,000	540,262
	Series 2002 B,
	Insured: FSA
	5.250% 07/01/11	2,000,000	2,133,540
	Series 2005,
	Insured: MBIA
	5.000% 03/01/15	5,070,000	5,522,345
VA Portsmouth
	Series 2001 A,
	Insured: FGIC
	5.500% 06/01/17	1,030,000	1,054,988
	Series 2003,
	Insured: FSA:
	5.000% 07/01/17	4,385,000	4,725,802
	5.000% 07/01/19	2,060,000	2,209,680
	Series 2006 A,
	Insured: MBIA
	5.000% 07/01/16	1,000,000	1,098,340
VA Richmond
	Series 2002,
	Insured: FSA
	5.250% 07/15/11	2,150,000	2,296,523
	Series 2005 A,
	Insured: FSA
	5.000% 07/15/15	8,840,000	9,667,689
VA Virginia Beach
	Series 2004 B:
	5.000% 05/01/13	1,305,000	1,401,544
	5.000% 05/01/17	1,000,000	1,099,330
Local General Obligations Total			59,175,839
Special Non-Property Tax – 7.4%
IL Metropolitan Pier & Exposition Authority
	Series 2002 B,
	Insured: MBIA
	5.250% 06/15/11	4,500,000	4,782,645

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC:
	5.500% 07/01/19	5,000,000	5,780,450
	5.500% 07/01/22	5,000,000	5,854,050
VA Greater Richmond Convention Center Authority
	Series 2005,
	Insured: MBIA:
	5.000% 06/15/18	3,800,000	4,088,800
	5.000% 06/15/25	3,000,000	3,189,150
Special Non-Property Tax Total			23,695,095
Special Property Tax – 0.9%
VA Fairfax County Economic Development Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/24	2,865,000	3,039,994
Special Property Tax Total			3,039,994
State Appropriated – 11.8%
VA Biotechnology Research Park Authority
	Series 2001,
	5.125% 09/01/16	1,100,000	1,161,798
VA College Building Authority
	Series 2002 A,
	5.000% 02/01/15	1,270,000	1,342,822
	Series 2004 A,
	5.000% 02/01/17	3,650,000	3,914,661
	Series 2006 A:
	5.000% 09/01/13	2,000,000	2,154,460
	5.000% 09/01/14	2,925,000	3,172,133
VA Commonwealth Transportation Board Authority
	Series 1997 C:
	5.125% 05/15/19	1,245,000	1,263,401
	Insured: MBIA
	5.000% 05/15/13	3,375,000	3,424,613
VA Port Authority
	Series 1997, AMT,
	Insured: MBIA
	5.650% 07/01/17	1,000,000	1,018,530
	Series 2003, AMT,
	Insured: MBIA:
	5.125% 07/01/14	1,360,000	1,462,245
	5.125% 07/01/15	1,430,000	1,532,402
	5.250% 07/01/17	1,585,000	1,703,146
VA Public Building Authority
	Series 2002 A,
	5.000% 08/01/14	2,790,000	2,967,751
	Series 2005 C:
	5.000% 08/01/14	3,900,000	4,221,399

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	5.000% 08/01/18	1,000,000	1,080,660
	Series 2006 A,
	5.000% 08/01/15	6,775,000	7,390,712
State Appropriated Total			37,810,733
State General Obligations – 1.9%
PR Commonwealth of Puerto Rico
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/17	2,000,000	2,282,940
VA State
	Series 2004 B,
	5.000% 06/01/15	725,000	786,741
WA State
	Series 1997 F,
	5.375% 07/01/22	3,035,000	3,061,890
State General Obligations Total			6,131,571
TAX-BACKED TOTAL			159,781,355
TRANSPORTATION – 1.3%
Air Transportation – 0.6%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 2001,
	5.000% 09/01/09	2,000,000	2,040,440
Air Transportation Total			2,040,440
Airports – 0.3%
DC Metropolitan Airport Authority
	Series 1998 B, AMT,
	Insured: MBIA
	5.250% 10/01/10	1,000,000	1,033,530
Airports Total			1,033,530
Toll Facilities – 0.4%
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/17	1,000,000	1,098,840
Toll Facilities Total			1,098,840
TRANSPORTATION TOTAL			4,172,810
UTILITIES – 6.8%
Investor Owned – 0.6%
KS Burlington
	Kansas City Power & Light,
	Series 1998 K,
	4.750% 09/01/15	2,000,000	2,009,160
Investor Owned Total			2,009,160

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – 0.3%
WA Energy Northwest Electric
	Series 2002 A,
	Insured: MBIA
	5.750% 07/01/18	1,000,000	1,095,010
Joint Power Authority Total			1,095,010
Municipal Electric – 0.7%
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	6.000% 10/01/16	2,000,000	2,122,380
Municipal Electric Total			2,122,380
Water & Sewer – 5.2%
VA Fairfax County Water Authority
	Series 1992,
	6.000% 04/01/22	3,000,000	3,076,560
	Series 2005 B,
	5.250% 04/01/19	1,835,000	2,078,248
VA Norfolk
	Series 1995,
	Insured: MBIA
	5.700% 11/01/10	2,000,000	2,023,140
VA Resources Authority
	Series 1998:
	5.000% 05/01/18	2,970,000	3,043,003
	5.000% 05/01/22	2,000,000	2,046,000
VA Upper Occoquan Sewage Authority
	Series 1995 A,
	Insured: MBIA
	5.150% 07/01/20	1,295,000	1,449,234
	Series 2005,
	Insured: FSA
	5.000% 07/01/21	2,640,000	2,836,627
Water & Sewer Total			16,552,812
UTILITIES TOTAL			21,779,362

	Total Municipal Bonds (cost of $307,968,801)		314,190,137

		Shares
Investment Company – 1.0%
	Columbia Tax-Exempt Reserves, Capital Class (b)	3,104,000	3,104,000

	Total Investment Company (cost of $3,104,000)		3,104,000

	Total Investments – 98.8% (cost of $311,072,801)(c)(d)		317,294,137

	Other Assets & Liabilities, Net – 1.2%		3,868,419

	Net Assets – 100.0%		321,162,556

11

Notes to Investment Portfolio:

*	Security Valuation:

Securities are generally valued by an independent pricing service. These valuations may be based upon a matrix pricing system and/or appraisals which consider such factors as security prices, yields, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value in accordance with procedures adopted by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other open end investment companies are valued at net asset value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(c)	Cost for federal income tax purposes is $311,072,801.

(d)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$6,500,737	$(279,401)	$6,221,336

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

12

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Large Cap Index Fund

		Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 10.5%
Auto Components – 0.2%
	Goodyear Tire & Rubber Co. (a)(b)	35,530	745,775
	Johnson Controls, Inc.	39,220	3,369,782
Auto Components Total			4,115,557
Automobiles – 0.4%
	Ford Motor Co. (b)	378,025	2,838,968
	General Motors Corp. (b)	113,220	3,478,118
	Harley-Davidson, Inc.	51,885	3,656,336
Automobiles Total			9,973,422
Distributors – 0.1%
	Genuine Parts Co.	34,105	1,617,600
Distributors Total			1,617,600
Diversified Consumer Services – 0.1%
	Apollo Group, Inc., Class A (a)(b)	28,040	1,092,719
	H&R Block, Inc. (b)	64,480	1,485,619
Diversified Consumer Services Total			2,578,338
Hotels, Restaurants & Leisure – 1.6%
	Carnival Corp.	89,090	4,369,864
	Darden Restaurants, Inc.	29,350	1,178,989
	Harrah’s Entertainment, Inc.	37,255	3,081,734
	Hilton Hotels Corp.	77,340	2,699,166
	International Game Technology, Inc.	67,970	3,140,214
	Marriott International, Inc., Class A	67,240	3,208,693
	McDonald’s Corp.	247,490	10,971,232
	Starbucks Corp. (a)	151,360	5,361,171
	Starwood Hotels & Resorts Worldwide, Inc.	42,425	2,651,562
	Wendy’s International, Inc.	19,095	631,854
	Wyndham Worldwide Corp. (a)	39,700	1,271,194
	Yum! Brands, Inc.	53,025	3,117,870
Hotels, Restaurants & Leisure Total			41,683,543
Household Durables – 0.6%
	Black & Decker Corp.	13,625	1,089,591
	Centex Corp.	23,785	1,338,382
	D.R. Horton, Inc.	55,220	1,462,778
	Fortune Brands, Inc.	30,325	2,589,452
	Harman International Industries, Inc.	13,100	1,308,821
	KB Home (b)	15,690	804,583
	Leggett & Platt, Inc.	35,870	857,293

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
	Lennar Corp., Class A	27,600	1,447,896
	Newell Rubbermaid, Inc.	55,460	1,605,567
	Pulte Homes, Inc. (b)	42,290	1,400,645
	Snap-On, Inc.	11,660	555,482
	Stanley Works (b)	16,250	817,213
	Whirlpool Corp. (b)	15,669	1,300,840
Household Durables Total			16,578,543
Internet & Catalog Retail – 0.1%
	Amazon.com, Inc. (a)(b)	61,800	2,438,628
	IAC/InterActiveCorp (a)(b)	44,700	1,661,052
Internet & Catalog Retail Total			4,099,680
Leisure Equipment & Products – 0.2%
	Brunswick Corp.	18,355	585,525
	Eastman Kodak Co. (b)	57,450	1,482,210
	Hasbro, Inc.	31,815	866,959
	Mattel, Inc.	76,320	1,729,411
Leisure Equipment & Products Total			4,664,105
Media – 3.7%
	CBS Corp., Class B	156,425	4,877,331
	Clear Channel Communications, Inc.	98,875	3,514,018
	Comcast Corp., Class A (a)	416,506	17,630,699
	DIRECTV Group, Inc. (a)	154,300	3,848,242
	Dow Jones & Co., Inc. (b)	13,025	494,950
	EW Scripps Co.	16,700	833,998
	Gannett Co., Inc.	46,930	2,837,388
	Interpublic Group of Companies, Inc. (a)(b)	88,254	1,080,229
	McGraw-Hill Companies, Inc.	70,850	4,819,217
	Meredith Corp.	7,770	437,840
	New York Times Co., Class A (b)	28,750	700,350
	News Corp., Class A	468,440	10,062,091
	Omnicom Group, Inc.	34,155	3,570,564
	Time Warner, Inc.	799,085	17,404,071
	Tribune Co. (b)	38,150	1,174,257
	Univision Communications, Inc., Class A (a)	50,450	1,786,939
	Viacom, Inc., Class B (a)	139,925	5,741,123
	Walt Disney Co.	413,960	14,186,409
Media Total			94,999,716

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 1.1%
	Big Lots, Inc. (a)(b)	21,895	501,833
	Dillard’s, Inc., Class A (b)	12,225	427,508
	Dollar General Corp.	62,440	1,002,786
	Family Dollar Stores, Inc.	30,390	891,339
	Federated Department Stores, Inc.	105,068	4,006,243
	J.C. Penney Co., Inc.	45,070	3,486,615
	Kohl’s Corp. (a)	65,405	4,475,664
	Nordstrom, Inc.	45,780	2,258,785
	Sears Holdings Corp. (a)(b)	16,590	2,785,959
	Target Corp.	171,850	9,804,043
Multiline Retail Total			29,640,775
Specialty Retail – 2.0%
	AutoNation, Inc. (a)	29,925	638,001
	AutoZone, Inc. (a)	10,085	1,165,423
	Bed Bath & Beyond, Inc. (a)	56,625	2,157,412
	Best Buy Co., Inc.	80,725	3,970,863
	Circuit City Stores, Inc.	28,420	539,412
	Gap, Inc.	105,480	2,056,860
	Home Depot, Inc.	408,515	16,405,962
	Limited Brands, Inc.	68,415	1,979,930
	Lowe’s Companies, Inc.	304,790	9,494,208
	Office Depot, Inc. (a)	55,740	2,127,596
	OfficeMax, Inc.	14,875	738,544
	RadioShack Corp. (b)	27,165	455,829
	Sherwin-Williams Co.	22,435	1,426,417
	Staples, Inc.	144,662	3,862,475
	Tiffany & Co.	27,075	1,062,423
	TJX Companies, Inc.	91,105	2,598,315
Specialty Retail Total			50,679,670
Textiles, Apparel & Luxury Goods – 0.4%
	Coach, Inc. (a)	73,540	3,159,278
	Jones Apparel Group, Inc.	22,020	736,129
	Liz Claiborne, Inc.	20,505	891,147
	NIKE, Inc., Class B	37,615	3,725,014

3

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	V.F. Corp.	17,905	1,469,642
Textiles, Apparel & Luxury Goods Total			9,981,210
CONSUMER DISCRETIONARY TOTAL			270,612,159
CONSUMER STAPLES – 9.2%
Beverages – 2.0%
	Anheuser-Busch Companies, Inc.	153,895	7,571,634
	Brown-Forman Corp., Class B	15,765	1,044,274
	Coca-Cola Co. (b)	408,135	19,692,514
	Coca-Cola Enterprises, Inc.	55,510	1,133,514
	Constellation Brands, Inc., Class A (a)	42,070	1,220,871
	Molson Coors Brewing Co., Class B	9,125	697,515
	Pepsi Bottling Group, Inc.	27,370	846,007
	PepsiCo, Inc.	328,610	20,554,555
Beverages Total			52,760,884
Food & Staples Retailing – 2.2%
	Costco Wholesale Corp.	91,705	4,848,443
	CVS Corp.	164,800	5,093,968
	Kroger Co.	143,625	3,313,429
	Safeway, Inc.	88,700	3,065,472
	SUPERVALU, Inc.	41,246	1,474,545
	Sysco Corp.	123,695	4,547,028
	Wal-Mart Stores, Inc.	492,180	22,728,872
	Walgreen Co.	200,850	9,217,007
	Whole Foods Market, Inc.	28,600	1,342,198
Food & Staples Retailing Total			55,630,962
Food Products – 1.1%
	Archer-Daniels-Midland Co.	131,580	4,205,297
	Campbell Soup Co. (b)	43,630	1,696,771
	ConAgra Foods, Inc.	102,000	2,754,000
	Dean Foods Co. (a)	26,800	1,133,104
	General Mills, Inc.	68,700	3,957,120
	H.J. Heinz Co.	65,935	2,967,734
	Hershey Co. (b)	34,775	1,731,795
	Kellogg Co.	50,260	2,516,015
	McCormick & Co., Inc.	26,285	1,013,550
	Sara Lee Corp.	149,460	2,545,304
	Tyson Foods, Inc., Class A	50,400	829,080

4

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
	Wrigley (Wm.) Jr. Co.	43,975	2,274,387
Food Products Total			27,624,157
Household Products – 2.2%
	Clorox Co.	30,350	1,946,953
	Colgate-Palmolive Co.	102,915	6,714,175
	Kimberly-Clark Corp.	91,770	6,235,771
	Procter & Gamble Co.	634,246	40,762,990
Household Products Total			55,659,889
Personal Products – 0.1%
	Avon Products, Inc.	89,005	2,940,725
	Estee Lauder Companies, Inc., Class A	25,500	1,040,910
Personal Products Total			3,981,635
Tobacco – 1.6%
	Altria Group, Inc.	419,515	36,002,777
	Reynolds American, Inc. (b)	34,340	2,248,240
	UST, Inc. (b)	32,240	1,876,368
Tobacco Total			40,127,385
CONSUMER STAPLES TOTAL			235,784,912
ENERGY – 9.7%
Energy Equipment & Services – 1.7%
	Baker Hughes, Inc.	64,170	4,790,932
	BJ Services Co.	58,680	1,720,498
	Halliburton Co.	201,270	6,249,433
	Nabors Industries Ltd. (a)	59,950	1,785,311
	National-Oilwell Varco, Inc. (a)	35,080	2,146,194
	Noble Corp.	27,110	2,064,427
	Rowan Companies, Inc.	22,105	733,886
	Schlumberger Ltd.	235,850	14,896,286
	Smith International, Inc.	39,900	1,638,693
	Transocean, Inc. (a)	58,530	4,734,492
	Weatherford International Ltd. (a)	68,000	2,841,720
Energy Equipment & Services Total			43,601,872
Oil, Gas & Consumable Fuels – 8.0%
	Anadarko Petroleum Corp.	91,980	4,002,970
	Apache Corp.	65,941	4,385,736
	Chesapeake Energy Corp. (b)	83,200	2,416,960
	Chevron Corp.	436,311	32,081,948
	ConocoPhillips	329,367	23,697,956
	CONSOL Energy, Inc.	36,500	1,172,745
	Devon Energy Corp.	88,480	5,935,238

5

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	El Paso Corp.	141,160	2,156,925
	EOG Resources, Inc.	48,690	3,040,690
	Exxon Mobil Corp.	1,167,370	89,455,563
	Hess Corp.	54,220	2,687,685
	Kinder Morgan, Inc.	21,505	2,274,154
	Marathon Oil Corp.	70,341	6,506,542
	Murphy Oil Corp.	37,400	1,901,790
	Occidental Petroleum Corp.	172,410	8,418,780
	Peabody Energy Corp.	52,800	2,133,648
	Sunoco, Inc.	24,600	1,534,056
	Valero Energy Corp.	120,960	6,188,314
	Williams Companies, Inc.	119,335	3,117,030
	XTO Energy, Inc.	73,215	3,444,766
Oil, Gas & Consumable Fuels Total			206,553,496
ENERGY TOTAL			250,155,368
FINANCIALS – 22.1%
Capital Markets – 3.8%
	Ameriprise Financial, Inc.	48,445	2,640,252
	Bank of New York Co., Inc.	152,945	6,021,445
	Bear Stearns Companies, Inc.	23,445	3,816,377
	Charles Schwab Corp.	204,755	3,959,962
	E*TRADE Financial Corp. (a)	85,450	1,915,789
	Federated Investors, Inc., Class B	18,090	611,080
	Franklin Resources, Inc.	33,370	3,676,373
	Goldman Sachs Group, Inc.	85,275	16,999,571
	Janus Capital Group, Inc. (b)	39,650	856,044
	Legg Mason, Inc.	26,300	2,499,815
	Lehman Brothers Holdings, Inc.	106,070	8,286,188
	Mellon Financial Corp.	82,385	3,472,528
	Merrill Lynch & Co., Inc.	176,935	16,472,648
	Morgan Stanley	211,835	17,249,724
	Northern Trust Corp. (b)	37,535	2,277,999
	State Street Corp.	66,470	4,482,737
	T. Rowe Price Group, Inc.	52,740	2,308,430
Capital Markets Total			97,546,962
Commercial Banks – 4.1%
	BB&T Corp.	108,305	4,757,839
	Comerica, Inc.	31,765	1,863,970
	Commerce Bancorp, Inc. (b)	37,500	1,322,625

6

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Compass Bancshares, Inc.	26,020	1,552,093
	Fifth Third Bancorp	111,675	4,570,858
	First Horizon National Corp. (b)	24,870	1,039,069
	Huntington Bancshares, Inc.	47,590	1,130,263
	KeyCorp	80,345	3,055,520
	M&T Bank Corp. (b)	15,530	1,897,145
	Marshall & Ilsley Corp.	51,085	2,457,699
	National City Corp.	126,400	4,621,184
	PNC Financial Services Group, Inc.	58,760	4,350,590
	Regions Financial Corp.	145,905	5,456,847
	SunTrust Banks, Inc.	70,870	5,984,971
	Synovus Financial Corp.	65,065	2,005,954
	U.S. Bancorp	351,850	12,733,451
	Wachovia Corp. (b)	381,432	21,722,552
	Wells Fargo & Co.	675,650	24,026,114
	Zions Bancorporation	21,440	1,767,514
Commercial Banks Total			106,316,258
Consumer Finance – 1.0%
	American Express Co.	241,125	14,629,054
	Capital One Financial Corp.	81,705	6,276,578
	SLM Corp.	81,810	3,989,874
Consumer Finance Total			24,895,506
Diversified Financial Services – 5.7%
	Bank of America Corp. (c)	898,734	47,983,408
	Chicago Mercantile Exchange Holdings, Inc.	7,000	3,568,250
	CIT Group, Inc.	39,660	2,211,838
	Citigroup, Inc.	983,385	54,774,545
	JPMorgan Chase & Co.	694,317	33,535,511
	Moody’s Corp.	47,010	3,246,511
Diversified Financial Services Total			145,320,063
Insurance – 4.8%
	ACE Ltd.	65,150	3,946,135
	AFLAC, Inc.	98,960	4,552,160
	Allstate Corp.	125,075	8,143,633
	Ambac Financial Group, Inc.	21,280	1,895,410
	American International Group, Inc.	520,315	37,285,773
	Aon Corp.	61,930	2,188,606
	Chubb Corp.	82,390	4,359,255
	Cincinnati Financial Corp.	34,722	1,573,254
	Genworth Financial, Inc., Class A	88,700	3,034,427

7

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Hartford Financial Services Group, Inc.	63,450	5,920,519
Lincoln National Corp.	57,472	3,816,141
Loews Corp.	91,495	3,794,298
Marsh & McLennan Companies, Inc.	110,265	3,380,725
MBIA, Inc. (b)	26,935	1,967,871
MetLife, Inc.	152,150	8,978,371
Principal Financial Group, Inc.	53,950	3,166,865
Progressive Corp.	152,440	3,692,097
Prudential Financial, Inc.	95,475	8,197,483
SAFECO Corp.	21,060	1,317,303
St. Paul Travelers Companies, Inc.	138,056	7,412,227
Torchmark Corp.	19,630	1,251,609
UnumProvident Corp.	68,525	1,423,950
XL Capital Ltd., Class A	36,150	2,603,523
Insurance Total		123,901,635
Real Estate Investment Trusts (REITs) – 1.1%
Apartment Investment & Management Co., Class A	19,340	1,083,427
Archstone-Smith Trust	43,660	2,541,449
Boston Properties, Inc.	23,400	2,617,992
Equity Office Properties Trust	69,770	3,360,821
Equity Residential Property Trust	58,460	2,966,845
Kimco Realty Corp.	45,200	2,031,740
Plum Creek Timber Co., Inc.	35,470	1,413,479
ProLogis Trust (b)	49,495	3,007,811
Public Storage, Inc.	24,500	2,388,750
Simon Property Group, Inc.	44,325	4,489,679
Vornado Realty Trust	25,800	3,134,700
Real Estate Investment Trusts (REITs) Total		29,036,693
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A (a)	37,000	1,228,400
Realogy Corp. (a)	42,900	1,300,728
Real Estate Management & Development Total		2,529,128
Thrifts & Mortgage Finance – 1.5%
Countrywide Financial Corp.	124,298	5,276,450
Fannie Mae	195,115	11,587,880
Freddie Mac	138,730	9,419,767
MGIC Investment Corp. (b)	16,615	1,039,102
Sovereign Bancorp, Inc. (b)	71,918	1,825,998

8

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
	Washington Mutual, Inc.	189,197	8,606,572
Thrifts & Mortgage Finance Total			37,755,769
FINANCIALS TOTAL			567,302,014
HEALTH CARE – 11.9%
Biotechnology – 1.3%
	Amgen, Inc. (a)	233,477	15,948,814
	Biogen Idec, Inc. (a)(b)	67,522	3,321,407
	Celgene Corp. (a)	74,500	4,285,985
	Genzyme Corp. (a)	52,580	3,237,877
	Gilead Sciences, Inc. (a)	92,040	5,976,157
	MedImmune, Inc. (a)	47,830	1,548,257
Biotechnology Total			34,318,497
Health Care Equipment & Supplies – 1.6%
	Bausch & Lomb, Inc. (b)	10,810	562,769
	Baxter International, Inc.	130,955	6,075,002
	Becton, Dickinson & Co.	49,380	3,464,007
	Biomet, Inc.	48,980	2,021,405
	Boston Scientific Corp. (a)	235,987	4,054,257
	C.R. Bard, Inc.	20,655	1,713,745
	Hospira, Inc. (a)(b)	31,232	1,048,770
	Medtronic, Inc.	230,430	12,330,309
	St. Jude Medical, Inc. (a)	70,750	2,586,620
	Stryker Corp.	59,500	3,279,045
	Zimmer Holdings, Inc. (a)	47,805	3,746,956
Health Care Equipment & Supplies Total			40,882,885
Health Care Providers & Services – 2.4%
	Aetna, Inc.	104,500	4,512,310
	AmerisourceBergen Corp.	38,460	1,729,162
	Cardinal Health, Inc.	81,060	5,222,696
	Caremark Rx, Inc.	85,390	4,876,623
	CIGNA Corp.	20,535	2,701,790
	Coventry Health Care, Inc. (a)	31,850	1,594,093
	Express Scripts, Inc. (a)	27,150	1,943,940
	Health Management Associates, Inc., Class A (b)	48,130	1,016,024
	Humana, Inc. (a)	33,240	1,838,504
	Laboratory Corp. of America Holdings (a)(b)	25,110	1,844,832
	Manor Care, Inc. (b)	14,790	693,947
	McKesson Corp.	59,200	3,001,440
	Medco Health Solutions, Inc. (a)	58,721	3,138,050

9

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Patterson Companies, Inc. (a)(b)	27,800	987,178
	Quest Diagnostics, Inc.	32,030	1,697,590
	Tenet Healthcare Corp. (a)(b)	94,292	657,215
	UnitedHealth Group, Inc.	269,640	14,487,757
	WellPoint, Inc. (a)	124,080	9,763,855
Health Care Providers & Services Total			61,707,006
Health Care Technology – 0.0%
	IMS Health, Inc.	39,700	1,090,956
Health Care Technology Total			1,090,956
Life Sciences Tools & Services – 0.3%
	Applera Corp. - Applied Biosystems Group	36,695	1,346,340
	Millipore Corp. (a)	10,695	712,287
	PerkinElmer, Inc.	24,635	547,636
	Thermo Fisher Scientific, Inc. (a)	81,705	3,700,419
	Waters Corp. (a)	20,345	996,295
Life Sciences Tools & Services Total			7,302,977
Pharmaceuticals – 6.3%
	Abbott Laboratories	307,225	14,964,930
	Allergan, Inc.	30,760	3,683,202
	Barr Pharmaceuticals, Inc. (a)	21,300	1,067,556
	Bristol-Myers Squibb Co.	393,645	10,360,736
	Eli Lilly & Co.	197,055	10,266,566
	Forest Laboratories, Inc. (a)	63,420	3,209,052
	Johnson & Johnson	580,305	38,311,736
	King Pharmaceuticals, Inc. (a)	48,615	773,951
	Merck & Co., Inc.	434,475	18,943,110
	Mylan Laboratories, Inc.	42,445	847,202
	Pfizer, Inc.	1,443,075	37,375,643
	Schering-Plough Corp.	296,775	7,015,761
	Watson Pharmaceuticals, Inc. (a)	20,505	533,745
	Wyeth	269,490	13,722,431
Pharmaceuticals Total			161,075,621
HEALTH CARE TOTAL			306,377,942
INDUSTRIALS – 10.7%
Aerospace & Defense – 2.4%
	Boeing Co.	158,265	14,060,262
	General Dynamics Corp.	81,020	6,023,837
	Goodrich Corp.	25,020	1,139,661

10

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Honeywell International, Inc.	163,445	7,394,252
	L-3 Communications Holdings, Inc.	25,020	2,046,136
	Lockheed Martin Corp.	71,305	6,565,051
	Northrop Grumman Corp.	69,113	4,678,950
	Raytheon Co.	88,990	4,698,672
	Rockwell Collins, Inc.	33,430	2,115,785
	United Technologies Corp.	200,900	12,560,268
Aerospace & Defense Total			61,282,874
Air Freight & Logistics – 0.9%
	FedEx Corp.	61,390	6,668,182
	United Parcel Service, Inc., Class B	214,815	16,106,828
Air Freight & Logistics Total			22,775,010
Airlines – 0.1%
	Southwest Airlines Co. (b)	158,450	2,427,454
Airlines Total			2,427,454
Building Products – 0.1%
	American Standard Companies, Inc.	34,755	1,593,517
	Masco Corp.	78,885	2,356,295
Building Products Total			3,949,812
Commercial Services & Supplies – 0.5%
	Allied Waste Industries, Inc. (a)	50,845	624,885
	Avery Dennison Corp. (b)	18,930	1,285,915
	Cintas Corp.	27,350	1,086,069
	Equifax, Inc.	25,085	1,018,451
	Monster Worldwide, Inc. (a)	25,695	1,198,415
	Pitney Bowes, Inc.	44,365	2,049,219
	R.R. Donnelley & Sons Co.	43,425	1,543,324
	Robert Half International, Inc.	33,490	1,243,149
	Waste Management, Inc.	107,110	3,938,435
Commercial Services & Supplies Total			13,987,862
Construction & Engineering – 0.1%
	Fluor Corp.	17,615	1,438,265
Construction & Engineering Total			1,438,265
Electrical Equipment – 0.5%
	American Power Conversion Corp.	33,830	1,034,860
	Cooper Industries Ltd., Class A	18,165	1,642,661
	Emerson Electric Co.	160,590	7,080,413
	Rockwell Automation, Inc.	34,105	2,083,133
Electrical Equipment Total			11,841,067

11

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – 4.0%
	3M Co.	147,330	11,481,427
	General Electric Co. (d)	2,063,140	76,769,439
	Textron, Inc.	25,085	2,352,221
	Tyco International Ltd.	398,005	12,099,352
Industrial Conglomerates Total			102,702,439
Machinery – 1.4%
	Caterpillar, Inc.	130,240	7,987,619
	Cummins, Inc.	10,470	1,237,345
	Danaher Corp.	47,460	3,438,002
	Deere & Co.	46,280	4,399,840
	Dover Corp.	40,860	2,002,957
	Eaton Corp.	29,800	2,239,172
	Illinois Tool Works, Inc.	83,970	3,878,574
	Ingersoll-Rand Co., Ltd., Class A	61,330	2,399,843
	ITT Corp.	36,930	2,098,363
	Paccar, Inc. (b)	49,695	3,225,205
	Pall Corp.	24,470	845,438
	Parker Hannifin Corp.	23,595	1,813,984
	Terex Corp. (a)	20,300	1,310,974
Machinery Total			36,877,316
Road & Rail – 0.7%
	Burlington Northern Santa Fe Corp.	71,940	5,309,891
	CSX Corp.	87,050	2,997,132
	Norfolk Southern Corp.	79,480	3,997,049
	Ryder System, Inc.	12,160	620,890
	Union Pacific Corp.	53,995	4,968,620
Road & Rail Total			17,893,582
Trading Companies & Distributors – 0.0%
	W.W. Grainger, Inc.	14,615	1,022,173
Trading Companies & Distributors Total			1,022,173
INDUSTRIALS TOTAL			276,197,854
INFORMATION TECHNOLOGY – 15.0%
Communications Equipment – 2.7%
	ADC Telecommunications, Inc. (a)	23,487	341,266
	Avaya, Inc. (a)	90,880	1,270,502
	Ciena Corp. (a)	16,918	468,798
	Cisco Systems, Inc. (a)	1,215,450	33,218,248
	Comverse Technology, Inc. (a)(b)	40,435	853,583
	Corning, Inc. (a)	313,060	5,857,353

12

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
JDS Uniphase Corp. (a)(b)	42,255	703,968
Juniper Networks, Inc. (a)	113,200	2,144,008
Motorola, Inc.	483,880	9,948,573
QUALCOMM, Inc.	330,740	12,498,665
Tellabs, Inc. (a)	88,450	907,497
Communications Equipment Total		68,212,461
Computers & Peripherals – 3.7%
Apple Computer, Inc. (a)	170,190	14,438,920
Dell, Inc. (a)	454,625	11,406,541
EMC Corp.	440,770	5,818,164
Hewlett-Packard Co.	548,166	22,578,957
International Business Machines Corp.	301,500	29,290,725
Lexmark International, Inc., Class A (a)	19,585	1,433,622
NCR Corp. (a)	35,670	1,525,249
Network Appliance, Inc. (a)	74,800	2,938,144
QLogic Corp. (a)	31,580	692,234
SanDisk Corp. (a)(b)	45,000	1,936,350
Seagate Technology, Inc., Escrow Shares (e)	64,266	643
Sun Microsystems, Inc. (a)	704,405	3,817,875
Computers & Peripherals Total		95,877,424
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	81,835	2,851,950
Jabil Circuit, Inc.	36,995	908,227
Molex, Inc.	28,365	897,185
Sanmina-SCI Corp. (a)	106,615	367,822
Solectron Corp. (a)	183,065	589,469
Symbol Technologies, Inc.	50,996	761,880
Tektronix, Inc.	16,515	481,743
Electronic Equipment & Instruments Total		6,858,276
Internet Software & Services – 1.3%
eBay, Inc. (a)	231,570	6,963,310
Google, Inc., Class A (a)	42,900	19,754,592
VeriSign, Inc. (a)	49,100	1,180,855
Yahoo!, Inc. (a)	245,010	6,257,555
Internet Software & Services Total		34,156,312
IT Services – 1.1%
Affiliated Computer Services, Inc., Class A (a)	23,710	1,157,996
Automatic Data Processing, Inc.	110,225	5,428,581

13

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	Cognizant Technology Solutions Corp., Class A (a)	28,400	2,191,344
	Computer Sciences Corp. (a)	34,320	1,831,658
	Convergys Corp. (a)	27,625	656,923
	Electronic Data Systems Corp.	103,475	2,850,736
	Fidelity National Information Services, Inc.	32,400	1,298,916
	First Data Corp.	153,245	3,910,813
	Fiserv, Inc. (a)	34,620	1,814,780
	Paychex, Inc.	67,760	2,679,230
	Sabre Holdings Corp., Class A	26,510	845,404
	Unisys Corp. (a)(b)	68,995	540,921
	Western Union Co.	153,445	3,440,237
IT Services Total			28,647,539
Office Electronics – 0.1%
	Xerox Corp. (a)	193,225	3,275,164
Office Electronics Total			3,275,164
Semiconductors & Semiconductor Equipment – 2.4%
	Advanced Micro Devices, Inc. (a)	109,755	2,233,514
	Altera Corp. (a)	72,375	1,424,340
	Analog Devices, Inc.	68,475	2,250,773
	Applied Materials, Inc.	277,955	5,128,270
	Broadcom Corp., Class A (a)	93,850	3,032,293
	Intel Corp.	1,153,975	23,367,994
	KLA-Tencor Corp. (b)	39,845	1,982,289
	Linear Technology Corp.	59,840	1,814,349
	LSI Logic Corp. (a)(b)	80,140	721,260
	Maxim Integrated Products, Inc.	64,180	1,965,192
	Micron Technology, Inc. (a)	150,955	2,107,332
	National Semiconductor Corp.	57,760	1,311,152
	Novellus Systems, Inc. (a)(b)	24,785	853,100
	Nvidia Corp. (a)	71,180	2,634,372
	PMC-Sierra, Inc. (a)(b)	42,030	282,021
	Teradyne, Inc. (a)(b)	37,970	568,031
	Texas Instruments, Inc.	296,970	8,552,736
	Xilinx, Inc.	67,335	1,603,246
Semiconductors & Semiconductor Equipment Total			61,832,264
Software – 3.4%
	Adobe Systems, Inc. (a)	116,770	4,801,583

14

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Autodesk, Inc. (a)	46,390	1,876,939
	BMC Software, Inc. (a)	41,000	1,320,200
	CA, Inc.	82,204	1,861,921
	Citrix Systems, Inc. (a)	36,105	976,640
	Compuware Corp. (a)	70,490	587,182
	Electronic Arts, Inc. (a)	61,790	3,111,744
	Intuit, Inc. (a)	69,740	2,127,767
	Microsoft Corp.	1,731,420	51,700,201
	Novell, Inc. (a)	67,865	420,763
	Oracle Corp. (a)	800,665	13,723,398
	Symantec Corp. (a)	187,730	3,914,171
Software Total			86,422,509
INFORMATION TECHNOLOGY TOTAL			385,281,949
MATERIALS – 2.9%
Chemicals – 1.5%
	Air Products & Chemicals, Inc.	44,115	3,100,402
	Ashland, Inc.	11,450	792,111
	Dow Chemical Co.	191,125	7,633,533
	E.I. du Pont de Nemours & Co.	184,095	8,967,267
	Eastman Chemical Co.	16,450	975,650
	Ecolab, Inc.	35,725	1,614,770
	Hercules, Inc. (a)	22,770	439,689
	International Flavors & Fragrances, Inc. (b)	15,590	766,404
	Monsanto Co.	108,744	5,712,322
	PPG Industries, Inc.	33,105	2,125,672
	Praxair, Inc.	64,605	3,833,015
	Rohm and Haas Co.	28,395	1,451,552
	Sigma-Aldrich Corp.	13,200	1,025,904
Chemicals Total			38,438,291
Construction Materials – 0.1%
	Vulcan Materials Co.	18,855	1,694,499
Construction Materials Total			1,694,499
Containers & Packaging – 0.1%
	Ball Corp.	20,855	909,278
	Bemis Co., Inc.	21,005	713,750
	Pactiv Corp. (a)	26,650	951,138
	Sealed Air Corp. (b)	16,165	1,049,432
	Temple-Inland, Inc. (b)	21,420	985,963
Containers & Packaging Total			4,609,561

15

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 0.9%
	Alcoa, Inc.	173,560	5,208,535
	Allegheny Technologies, Inc.	20,140	1,826,295
	Freeport-McMoRan Copper & Gold, Inc., Class B (b)	39,430	2,197,434
	Newmont Mining Corp.	90,100	4,068,015
	Nucor Corp.	60,480	3,305,837
	Phelps Dodge Corp.	40,810	4,885,773
	United States Steel Corp.	23,670	1,731,224
Metals & Mining Total			23,223,113
Paper & Forest Products – 0.3%
	International Paper Co.	91,095	3,106,339
	MeadWestvaco Corp.	36,295	1,091,028
	Weyerhaeuser Co.	47,355	3,345,631
Paper & Forest Products Total			7,542,998
MATERIALS TOTAL			75,508,462
TELECOMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 2.9%
	AT&T, Inc. (b)	769,116	27,495,897
	BellSouth Corp.	365,060	17,197,977
	CenturyTel, Inc.	22,935	1,001,342
	Citizens Communications Co. (b)	64,395	925,356
	Embarq Corp.	29,957	1,574,540
	Qwest Communications International, Inc. (a)(b)	321,885	2,694,177
	Verizon Communications, Inc.	584,295	21,759,146
	Windstream Corp.	95,380	1,356,304
Diversified Telecommunication Services Total			74,004,739
Wireless Telecommunication Services – 0.6%
	ALLTEL Corp.	74,730	4,519,670
	Sprint Nextel Corp.	579,345	10,943,827
Wireless Telecommunication Services Total			15,463,497
TELECOMMUNICATION SERVICES TOTAL			89,468,236
UTILITIES – 3.5%
Electric Utilities – 1.9%
	Allegheny Energy, Inc. (a)	33,090	1,519,162
	American Electric Power Co., Inc.	79,215	3,372,975
	Duke Energy Corp.	251,287	8,345,241
	Edison International	65,230	2,966,660
	Entergy Corp.	41,385	3,820,663

16

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	Exelon Corp.	134,250	8,308,732
	FirstEnergy Corp.	63,905	3,853,472
	FPL Group, Inc.	80,930	4,404,211
	Pinnacle West Capital Corp.	19,955	1,011,519
	PPL Corp.	76,390	2,737,818
	Progress Energy, Inc.	50,830	2,494,736
	Southern Co.	148,615	5,477,949
Electric Utilities Total			48,313,138
Gas Utilities – 0.1%
	Nicor, Inc. (b)	8,945	418,626
	Peoples Energy Corp. (b)	7,670	341,852
	Questar Corp.	17,200	1,428,460
Gas Utilities Total			2,188,938
Independent Power Producers & Energy Traders – 0.4%
	AES Corp. (a)	132,910	2,929,336
	Constellation Energy Group, Inc.	36,055	2,483,108
	Dynegy, Inc., Class A (a)	75,720	548,213
	TXU Corp.	91,930	4,983,525
Independent Power Producers & Energy Traders Total			10,944,182
Multi-Utilities – 1.1%
	Ameren Corp.	41,285	2,218,243
	CenterPoint Energy, Inc. (b)	62,650	1,038,737
	CMS Energy Corp. (a)(b)	44,525	743,567
	Consolidated Edison, Inc. (b)	51,380	2,469,837
	Dominion Resources, Inc.	70,745	5,931,261
	DTE Energy Co. (b)	35,655	1,726,059
	KeySpan Corp.	35,130	1,446,653
	NiSource, Inc.	54,620	1,316,342
	PG&E Corp.	69,775	3,302,451
	Public Service Enterprise Group, Inc.	50,490	3,351,526
	Sempra Energy	52,440	2,938,738
	TECO Energy, Inc.	41,910	722,109
	Xcel Energy, Inc. (b)	81,405	1,877,199
Multi-Utilities Total			29,082,722
UTILITIES TOTAL			90,528,980

	Total Common Stocks (cost of $1,627,163,948)		2,547,217,876

17

		Shares	Value ($)
Securities Lending Collateral – 3.6%
	State Street Navigator Securities Lending Prime Portfolio (f)	92,390,794	92,390,794
	Total Securities Lending Collateral (cost of $92,390,794)		92,390,794

		Par ($)
Short-Term Obligation – 1.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S Government Agency Bond maturing 01/19/16, market value of $25,728,000 (repurchase proceeds $25,234,600)	25,220,000	25,220,000

	Total Short-Term Obligation (cost of $25,220,000)		25,220,000

	Total Investments – 103.6% (cost of $1,744,774,742) (g)(h)		2,664,828,670

	Other Assets & Liabilities, Net – (3.6)%		(91,744,529)

	Net Assets – 100.0%		2,573,084,141

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at December 31, 2006. The market value of securities on loan at December 31, 2006 is $89,990,083.

18

(c)	Investments in affiliates during the nine months ended December 31, 2006:

Security name:	Bank of America Corp.
Shares as of 03/31/06:	947,334
Shares purchased:	—
Shares sold:	(48,600)
Shares as of 12/31/06:	898,734
Net realized gain:	$292,684
Dividend income earned:	$1,493,129
Value at end of period:	$47,983,408

(d)	A portion of this security with a market value of $7,442,000 is pledged as collateral for open futures contracts.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	Cost for federal income tax purposes is $1,744,774,742.

(h)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,014,185,179	$(94,131,251)	$920,053,928

At December 31, 2006, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P 500 Index	70	$24,997,000	$25,004,114	Mar - 2007	$(7,114)

19

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Large Cap Enhanced Core Fund

	Shares	Value ($)*
Common Stocks – 95.7%
CONSUMER DISCRETIONARY – 10.1%
Automobiles – 0.2%
General Motors Corp. (a)	23,900	734,208
Harley-Davidson, Inc.	9,400	662,418
Automobiles Total		1,396,626
Diversified Consumer Services – 0.3%
Apollo Group, Inc. (a)(b)	40,300	1,570,491
Diversified Consumer Services Total		1,570,491
Hotels, Restaurants & Leisure – 1.6%
Darden Restaurants, Inc.	69,600	2,795,832
McDonald’s Corp.	63,500	2,814,955
Wyndham Worldwide Corp. (b)	18,400	589,168
Yum! Brands, Inc.	49,600	2,916,480
Hotels, Restaurants & Leisure Total		9,116,435
Household Durables – 0.3%
Centex Corp.	29,705	1,671,500
Household Durables Total		1,671,500
Media – 3.8%
CBS Corp., Class B	84,800	2,644,064
Clear Channel Communications, Inc.	7,600	270,104
Comcast Corp., Class A (b)	29,200	1,236,036
DIRECTV Group, Inc. (b)	92,284	2,301,563
Gannett Co., Inc.	25,700	1,553,822
McGraw-Hill Companies, Inc.	40,200	2,734,404
News Corp., Class A	8,200	176,136
Omnicom Group, Inc.	56,000	5,854,240
Time Warner, Inc.	80,200	1,746,756
Viacom, Inc., Class B (b)	32,600	1,337,578
Walt Disney Co.	65,800	2,254,966
Media Total		22,109,669
Multiline Retail – 1.9%
Federated Department Stores, Inc.	98,500	3,755,805
J.C. Penney Co., Inc.	10,900	843,224
Kohl’s Corp. (b)	39,900	2,730,357
Nordstrom, Inc.	34,900	1,721,966
Sears Holdings Corp. (a)(b)	10,300	1,729,679
Multiline Retail Total		10,781,031
Specialty Retail – 1.6%
Best Buy Co., Inc. (a)	11,400	560,766
Home Depot, Inc.	80,000	3,212,800

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Lowe’s Companies, Inc.	37,100	1,155,665
Office Depot, Inc. (b)	61,100	2,332,187
RadioShack Corp. (a)	64,700	1,085,666
Sherwin-Williams Co.	4,700	298,826
Staples, Inc.	21,500	574,050
Specialty Retail Total		9,219,960
Textiles, Apparel & Luxury Goods – 0.4%
Jones Apparel Group, Inc.	66,800	2,233,124
Textiles, Apparel & Luxury Goods Total		2,233,124
CONSUMER DISCRETIONARY TOTAL		58,098,836
CONSUMER STAPLES – 8.7%
Beverages – 1.2%
Anheuser-Busch Companies, Inc.	2,400	118,080
Coca-Cola Co.	46,900	2,262,925
PepsiCo, Inc.	71,700	4,484,835
Beverages Total		6,865,840
Food & Staples Retailing – 1.7%
Costco Wholesale Corp.	12,400	655,588
Kroger Co.	94,200	2,173,194
Wal-Mart Stores, Inc.	146,900	6,783,842
Food & Staples Retailing Total		9,612,624
Food Products – 1.6%
Archer-Daniels-Midland Co.	133,500	4,266,660
Dean Foods Co. (b)	2,000	84,560
H.J. Heinz Co.	27,700	1,246,777
Kellogg Co.	20,800	1,041,248
Sara Lee Corp.	144,000	2,452,320
Food Products Total		9,091,565
Household Products – 1.0%
Clorox Co.	1,900	121,885
Kimberly-Clark Corp.	43,700	2,969,415
Procter & Gamble Co.	38,100	2,448,687
Household Products Total		5,539,987
Personal Products – 0.4%
Estee Lauder Companies, Inc., Class A	63,000	2,571,660
Personal Products Total		2,571,660
Tobacco – 2.8%
Altria Group, Inc.	111,900	9,603,258

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
Reynolds American, Inc. (a)	102,900	6,736,863
Tobacco Total		16,340,121
CONSUMER STAPLES TOTAL		50,021,797
ENERGY – 9.6%
Energy Equipment & Services – 1.0%
Halliburton Co.	103,400	3,210,570
Schlumberger Ltd.	41,200	2,602,192
Energy Equipment & Services Total		5,812,762
Oil, Gas & Consumable Fuels – 8.6%
Chevron Corp.	100,200	7,367,706
ConocoPhillips	48,200	3,467,990
Exxon Mobil Corp.	301,800	23,126,934
Marathon Oil Corp.	81,500	7,538,750
Occidental Petroleum Corp.	57,700	2,817,491
Sunoco, Inc.	36,500	2,276,140
Valero Energy Corp.	56,500	2,890,540
Oil, Gas & Consumable Fuels Total		49,485,551
ENERGY TOTAL		55,298,313
FINANCIALS – 21.2%
Capital Markets – 4.7%
Bear Stearns Companies, Inc.	6,500	1,058,070
Charles Schwab Corp.	23,200	448,688
Goldman Sachs Group, Inc.	39,400	7,854,390
Lehman Brothers Holdings, Inc.	64,400	5,030,928
Merrill Lynch & Co., Inc.	51,600	4,803,960
Morgan Stanley	85,800	6,986,694
Northern Trust Corp. (a)	10,800	655,452
Capital Markets Total		26,838,182
Commercial Banks – 5.1%
BB&T Corp.	25,600	1,124,608
Fifth Third Bancorp	52,100	2,132,453
KeyCorp (a)	22,500	855,675
National City Corp.	86,000	3,144,160
Regions Financial Corp.	62,900	2,352,460
SunTrust Banks, Inc.	8,600	726,270
U.S. Bancorp	124,900	4,520,131
Wachovia Corp.	107,262	6,108,571
Wells Fargo & Co.	242,700	8,630,412
Commercial Banks Total		29,594,740

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 0.3%
American Express Co.	27,200	1,650,224
Consumer Finance Total		1,650,224
Diversified Financial Services – 4.4%
Citigroup, Inc.	229,900	12,805,430
JPMorgan Chase & Co.	254,300	12,282,690
Diversified Financial Services Total		25,088,120
Insurance – 4.0%
ACE Ltd.	4,800	290,736
Allstate Corp.	76,400	4,974,404
American International Group, Inc.	103,700	7,431,142
Chubb Corp.	18,100	957,671
Genworth Financial, Inc., Class A	66,700	2,281,807
Loews Corp.	25,300	1,049,191
MetLife, Inc.	41,700	2,460,717
Principal Financial Group, Inc.	2,300	135,010
Prudential Financial, Inc.	31,600	2,713,176
SAFECO Corp.	16,100	1,007,055
Insurance Total		23,300,909
Real Estate Investment Trusts (REITs) – 1.4%
Apartment Investment & Management Co., Class A	23,500	1,316,470
Archstone-Smith Trust	19,000	1,105,990
Equity Office Properties Trust	25,100	1,209,067
Equity Residential Property Trust	4,100	208,075
Plum Creek Timber Co., Inc.	28,000	1,115,800
ProLogis Trust	49,500	3,008,115
Real Estate Investment Trusts (REITs) Total		7,963,517
Real Estate Management & Development – 0.0%
Realogy Corp. (b)	100	3,032
Real Estate Management & Development Total		3,032
Thrifts & Mortgage Finance – 1.3%
Countrywide Financial Corp.	69,500	2,950,275
Fannie Mae	20,900	1,241,251
Freddie Mac	36,000	2,444,400

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Washington Mutual, Inc. (a)	21,200	964,388
Thrifts & Mortgage Finance Total		7,600,314
FINANCIALS TOTAL		122,039,038
HEALTH CARE – 11.6%
Biotechnology – 2.3%
Amgen, Inc. (b)	130,700	8,928,117
Biogen Idec, Inc. (b)	40,800	2,006,952
Genzyme Corp. (b)	3,100	190,898
Gilead Sciences, Inc. (b)	32,300	2,097,239
Biotechnology Total		13,223,206
Health Care Equipment & Supplies – 0.2%
Baxter International, Inc.	5,400	250,506
Medtronic, Inc.	9,300	497,643
Zimmer Holdings, Inc. (b)	5,800	454,604
Health Care Equipment & Supplies Total		1,202,753
Health Care Providers & Services – 2.6%
Aetna, Inc.	40,500	1,748,790
AmerisourceBergen Corp.	55,700	2,504,272
Caremark Rx, Inc.	39,800	2,272,978
McKesson Corp.	48,400	2,453,880
Quest Diagnostics, Inc.	39,800	2,109,400
UnitedHealth Group, Inc.	14,100	757,593
WellPoint, Inc. (b)	37,800	2,974,482
Health Care Providers & Services Total		14,821,395
Health Care Technology – 0.1%
IMS Health, Inc.	15,800	434,184
Health Care Technology Total		434,184
Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc. (b)	61,300	2,776,277
Life Sciences Tools & Services Total		2,776,277
Pharmaceuticals – 5.9%
Abbott Laboratories	44,800	2,182,208
Forest Laboratories, Inc. (b)	126,200	6,385,720
Johnson & Johnson	160,500	10,596,210
King Pharmaceuticals, Inc. (b)	10,000	159,200
Merck & Co., Inc.	89,800	3,915,280

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.	416,500	10,787,350
Pharmaceuticals Total		34,025,968
HEALTH CARE TOTAL		66,483,783
INDUSTRIALS – 10.4%
Aerospace & Defense – 2.1%
Boeing Co.	14,000	1,243,760
General Dynamics Corp.	18,800	1,397,780
Honeywell International, Inc.	38,300	1,732,692
L-3 Communications Holdings, Inc.	11,300	924,114
Lockheed Martin Corp.	23,900	2,200,473
Northrop Grumman Corp.	25,900	1,753,430
United Technologies Corp.	41,200	2,575,824
Aerospace & Defense Total		11,828,073
Air Freight & Logistics – 0.7%
FedEx Corp.	12,900	1,401,198
United Parcel Service, Inc., Class B	37,100	2,781,758
Air Freight & Logistics Total		4,182,956
Airlines – 0.0%
Southwest Airlines Co.	1,300	19,916
Airlines Total		19,916
Building Products – 0.2%
Masco Corp. (a)	38,700	1,155,969
Building Products Total		1,155,969
Commercial Services & Supplies – 0.9%
ARAMARK Corp., Class B	30,223	1,010,960
Cintas Corp.	17,900	710,809
Equifax, Inc.	17,700	718,620
R.R. Donnelley & Sons Co.	43,400	1,542,436
Robert Half International, Inc.	27,800	1,031,936
Waste Management, Inc.	3,600	132,372
Commercial Services & Supplies Total		5,147,133
Electrical Equipment – 1.2%
Cooper Industries Ltd., Class A	30,500	2,758,115
Emerson Electric Co.	50,200	2,213,318
Rockwell Automation, Inc.	35,000	2,137,800
Electrical Equipment Total		7,109,233
Industrial Conglomerates – 3.3%
3M Co.	33,200	2,587,276
General Electric Co. (c)	266,400	9,912,744

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – (continued)
Tyco International Ltd.	207,200	6,298,880
Industrial Conglomerates Total		18,798,900
Machinery – 1.3%
Cummins, Inc.	21,100	2,493,598
Danaher Corp.	12,300	891,012
Dover Corp.	14,200	696,084
Illinois Tool Works, Inc.	23,300	1,076,227
Ingersoll-Rand Co., Ltd., Class A	67,200	2,629,536
Machinery Total		7,786,457
Road & Rail – 0.7%
Burlington Northern Santa Fe Corp.	4,000	295,240
Ryder System, Inc.	70,900	3,620,154
Road & Rail Total		3,915,394
INDUSTRIALS TOTAL		59,944,031
INFORMATION TECHNOLOGY – 14.6%
Communications Equipment – 2.3%
Cisco Systems, Inc. (b)	303,000	8,280,990
Motorola, Inc.	238,700	4,907,672
Communications Equipment Total		13,188,662
Computers & Peripherals – 4.5%
Apple Computer, Inc. (b)	26,000	2,205,840
Dell, Inc. (b)	262,100	6,576,089
Hewlett-Packard Co.	191,500	7,887,885
International Business Machines Corp.	70,100	6,810,215
Lexmark International, Inc., Class A (a)(b)	33,700	2,466,840
Seagate Technology, Inc., Escrow Shares (d)	97,200	972
Computers & Peripherals Total		25,947,841
IT Services – 0.5%
Fiserv, Inc. (b)	33,500	1,756,070
Paychex, Inc.	33,900	1,340,406
IT Services Total		3,096,476
Semiconductors & Semiconductor Equipment – 2.6%
Advanced Micro Devices, Inc. (b)	35,400	720,390
Altera Corp. (b)	46,400	913,152
Applied Materials, Inc. (a)	152,000	2,804,400
Intel Corp.	179,800	3,640,950
Linear Technology Corp. (a)	32,700	991,464
National Semiconductor Corp.	84,000	1,906,800
Texas Instruments, Inc.	139,500	4,017,600
Semiconductors & Semiconductor Equipment Total		14,994,756

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 4.7%
Autodesk, Inc. (b)	75,100	3,038,546
Intuit, Inc. (b)	74,400	2,269,944
Microsoft Corp. (c)	532,900	15,912,394
Oracle Corp. (b)	339,600	5,820,744
Software Total		27,041,628
INFORMATION TECHNOLOGY TOTAL		84,269,363
MATERIALS – 2.9%
Chemicals – 0.9%
Dow Chemical Co.	78,000	3,115,320
E.I. du Pont de Nemours & Co.	14,900	725,779
Monsanto Co.	17,900	940,287
PPG Industries, Inc.	8,700	558,627
Chemicals Total		5,340,013
Containers & Packaging – 0.2%
Pactiv Corp. (b)	29,700	1,059,993
Containers & Packaging Total		1,059,993
Metals & Mining – 1.5%
Freeport-McMoRan Copper & Gold, Inc., Class B (a)	41,100	2,290,503
Nucor Corp.	27,700	1,514,082
Phelps Dodge Corp.	40,800	4,884,576
United States Steel Corp.	300	21,942
Metals & Mining Total		8,711,103
Paper & Forest Products – 0.3%
International Paper Co.	40,900	1,394,690
Paper & Forest Products Total		1,394,690
MATERIALS TOTAL		16,505,799
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	129,600	4,633,200
BellSouth Corp.	29,900	1,408,589
CenturyTel, Inc.	35,800	1,563,028
Qwest Communications International, Inc. (a)(b)	62,200	520,614
Verizon Communications, Inc.	164,800	6,137,152
Diversified Telecommunication Services Total		14,262,583

8

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.8%
ALLTEL Corp.	14,300	864,864
Sprint Nextel Corp.	194,200	3,668,438
Wireless Telecommunication Services Total		4,533,302
TELECOMMUNICATION SERVICES TOTAL		18,795,885
UTILITIES – 3.3%
Electric Utilities – 1.7%
Edison International	39,200	1,782,816
Exelon Corp.	45,400	2,809,806
FirstEnergy Corp.	88,800	5,354,640
Electric Utilities Total		9,947,262
Independent Power Producers & Energy Traders – 0.7%
TXU Corp.	67,300	3,648,333
Independent Power Producers & Energy Traders Total		3,648,333
Multi-Utilities – 0.9%
CenterPoint Energy, Inc. (a)	100,000	1,658,000
KeySpan Corp.	12,800	527,104
NiSource, Inc.	1,900	45,790
PG&E Corp.	62,600	2,962,858
Multi-Utilities Total		5,193,752
UTILITIES TOTAL		18,789,347

Total Common Stocks (cost of $451,157,075)		550,246,192

	Par ($)
Purchased Call Option – 0.0%
Univision Communications, Inc. Mar 35 Call
Strike Price: $35.00
Expiring: 03/17/07	1,800	171,000

Purchased Call Option Total (cost of $138,600)		171,000

Purchased Put Option – 0.0%
OTC Swaption Jan 5.1475 Put
Strike Price: $5.1475
Expiring: 01/26/07	54,000,000	87,259

Purchased Put Option Total (cost of $135,000)		87,259

9

	Shares	Value ($)
Securities Lending Collateral – 4.4%
State Street Navigator Securities Lending Prime Portfolio (e)	25,242,813	25,242,813

Total Securities Lending Collateral (cost of $25,242,813)		25,242,813

	Par ($)
Short-Term Obligation – 3.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by U.S Government Agency Obligation maturing 01/19/16, market value of $20,873,850 (repurchase proceeds $20,475,846)	20,464,000	20,464,000

Total Short-Term Obligation (cost of $20,464,000)		20,464,000

Total Investments – 103.7% (cost of $497,137,488)(f)(g)		596,211,264

Other Assets & Liabilities, Net – (3.7)%		(21,143,346)

Net Assets – 100.0%		575,067,918

10

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at December 31, 2006. The market value of securities on loan at December 31, 2006 is $24,503,935.

(b)	Non-income producing security.

(c)	A portion of this security with a market value of $6,667,950 is pledged as collateral for open futures contracts.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $497,137,488.

(g)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$103,385,181	$(4,311,405)	$99,073,776

11

At December 31, 2006, the Fund held the following open long futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
S&P 500 Index	73	$26,068,300	$26,063,034	Mar -2007	$5,266

For the nine months ended December 31, 2006, transactions in written options were as follows:

	Number of contracts	Premium amount
Options outstanding at 04/01/06	12,800	$520,000
Options written	85,906	881,000
Options terminated in closing purchase transactions	(34,550)	(651,000)
Options exercised	—	—
Options expired	(51,006)	(615,000)
Options outstanding at 12/31/06	13,150	$135,000

At December 31, 2006, the Fund held the following open long swap contracts:

Notional Amount/Units	Start Date	Expiration Date	Counterparty	Variance Level	Reference Index/Security	Net Unrealized Appreciation (Depreciation)
Held Long
4,587,200	10/24/06	04/20/07	Citigroup	23.5	Intel Corp.	$(22,051)
6,024,100	10/23/06	04/20/07	Citigroup	23.5	Merrill Lynch & Co., Inc.	12,331
19,230,800	10/24/06	04/20/07	Citigroup	14.0	S&P 500 Index	—
15,384,615	10/23/06	04/20/07	Citigroup	14.0	S&P 500 Index	—
						$(9,720)
Sold Short
4,587,200	10/24/06	04/20/07	Citigroup	23.5	Intel Corp.	$—
6,024,100	10/23/06	04/20/07	Citigroup	23.5	Merrill Lynch & Co., Inc.	—
19,230,800	10/24/06	04/20/07	Citigroup	14.0	S&P 500 Index	50,712
15,384,615	10/23/06	04/20/07	Citigroup	14.0	S&P 500 Index	43,569
						$94,281
						$84,561

At December 31, 2006, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	In exchange for	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	USD	$1,026,058	$1,000,000	01/02/07	$26,058
BRL	USD	1,004,063	1,000,000	02/01/07	4,063
EUR	JPY	993,063	999,135	01/05/07	(6,072)
EUR	CHF	993,063	999,135	01/05/07	(6,072)
HUF	EUR	1,012,766	1,001,337	01/31/07	11,429
IDR	USD	1,016,401	1,000,000	01/02/07	16,401
IDR	USD	1,008,506	1,000,000	02/01/07	8,506
TRY	USD	1,007,923	1,000,000	01/30/07	7,923
TWD	USD	1,000,852	997,095	01/02/07	3,757
					$65,993

12

Forward Currency Contracts to Sell	In exchange for	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	USD	$1,021,425	$1,026,057	01/02/07	$(4,632)
CHF	EUR	999,135	979,705	01/05/07	19,430
CHF	USD	1,000,000	978,748	01/05/07	21,252
EUR	HUF	1,001,338	1,007,530	01/31/07	(6,192)
IDR	USD	1,008,941	1,016,401	01/02/07	(7,460)
JPY	EUR	999,135	966,337	01/05/07	32,798
JPY	USD	1,000,000	965,196	01/05/07	34,804
TWD	USD	1,000,000	1,000,852	01/02/07	(852)
TWD	USD	1,000,000	1,005,154	02/01/07	(5,154)
					$83,994

Acronym	Name
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
HUF	Hungarian Franc
IDR	Indonesian Rupiahs
JPY	Japanese Yen
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar

13

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Mid Cap Index Fund

	Shares	Value ($)*
Common Stocks – 98.2%
CONSUMER DISCRETIONARY – 15.1%
Auto Components – 0.9%
ArvinMeritor, Inc. (a)	117,250	2,137,467
Bandag, Inc. (a)	19,050	960,692
BorgWarner, Inc. (a)	95,450	5,633,459
Gentex Corp. (a)	237,650	3,697,834
Lear Corp. (a)	111,775	3,300,716
Modine Manufacturing Co.	54,325	1,359,755
Auto Components Total		17,089,923
Automobiles – 0.1%
Thor Industries, Inc. (a)	58,225	2,561,318
Automobiles Total		2,561,318
Diversified Consumer Services – 1.3%
Career Education Corp. (b)	157,250	3,896,655
Corinthian Colleges, Inc. (b)	143,300	1,953,179
DeVry, Inc.	98,725	2,764,300
ITT Educational Services, Inc. (b)	53,525	3,552,454
Laureate Education, Inc. (a)(b)	85,325	4,149,355
Regis Corp. (a)	74,775	2,956,603
Sotheby’s (a)	93,225	2,891,840
Strayer Education, Inc.	23,800	2,523,990
Diversified Consumer Services Total		24,688,376
Hotels, Restaurants & Leisure – 1.8%
Applebee’s International, Inc. (a)	123,212	3,039,640
Bob Evans Farms, Inc. (a)	60,725	2,078,009
Boyd Gaming Corp.	70,300	3,185,293
Brinker International, Inc.	203,862	6,148,478
CBRL Group, Inc.	52,125	2,333,115
Cheesecake Factory, Inc. (a)(b)	129,100	3,175,860
International Speedway Corp., Class A	59,325	3,027,948
OSI Restaurant Partners, Inc.	123,475	4,840,220
Ruby Tuesday, Inc. (a)	97,275	2,669,226
Scientific Games Corp., Class A (a)(b)	111,000	3,355,530
Hotels, Restaurants & Leisure Total		33,853,319
Household Durables – 1.7%
American Greetings Corp., Class A	99,450	2,373,872
Beazer Homes USA, Inc.	65,000	3,055,650
Blyth Industries, Inc.	41,700	865,275
Furniture Brands International, Inc. (a)	80,175	1,301,240

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Hovnanian Enterprises, Inc., Class A (b)	60,450	2,049,255
M.D.C. Holdings, Inc. (a)	57,500	3,280,375
Mohawk Industries, Inc. (a)(b)	88,750	6,643,825
Ryland Group, Inc. (a)	70,650	3,858,903
Toll Brothers, Inc. (b)	208,850	6,731,235
Tupperware Brands Corp. (a)	100,375	2,269,479
Household Durables Total		32,429,109
Internet & Catalog Retail – 0.1%
Coldwater Creek, Inc. (a)(b)	100,400	2,461,808
Internet & Catalog Retail Total		2,461,808
Leisure Equipment & Products – 0.1%
Callaway Golf Co.	103,150	1,486,392
Leisure Equipment & Products Total		1,486,392
Media – 1.5%
Belo Corp., Class A	145,725	2,676,968
Catalina Marketing Corp.	60,400	1,661,000
Entercom Communications Corp. (a)	46,475	1,309,666
Harte-Hanks, Inc.	80,425	2,228,577
John Wiley & Sons, Inc., Class A	73,100	2,812,157
Lee Enterprises, Inc.	76,150	2,365,219
Media General, Inc., Class A	39,950	1,484,941
Reader’s Digest Association, Inc.	157,625	2,632,337
Scholastic Corp. (b)	42,800	1,533,952
Valassis Communications, Inc. (b)	79,350	1,150,575
Washington Post Co., Class B	9,425	7,027,280
Westwood One, Inc. (a)	116,350	821,431
Media Total		27,704,103
Multiline Retail – 0.6%
99 Cents Only Stores (b)	77,351	941,362
Dollar Tree Stores, Inc. (b)	170,250	5,124,525
Saks, Inc. (a)	230,475	4,107,064
Multiline Retail Total		10,172,951
Specialty Retail – 6.2%
Abercrombie & Fitch Co., Class A	146,425	10,195,573
Advance Auto Parts, Inc.	174,600	6,208,776
Aeropostale, Inc. (b)	87,250	2,693,408
American Eagle Outfitters, Inc.	333,000	10,392,930

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
AnnTaylor Stores Corp. (b)	119,125	3,912,065
Barnes & Noble, Inc.	84,950	3,373,365
Borders Group, Inc.	98,575	2,203,151
CarMax, Inc. (b)	177,275	9,507,258
Charming Shoppes, Inc. (b)	204,600	2,768,238
Chico’s FAS, Inc. (a)(b)	291,600	6,033,204
Claire’s Stores, Inc.	154,425	5,117,644
Dick’s Sporting Goods, Inc. (b)	62,400	3,056,976
Foot Locker, Inc.	258,225	5,662,874
GameStop Corp., Class A (b)	125,800	6,932,838
O’Reilly Automotive, Inc. (a)(b)	188,550	6,044,913
Pacific Sunwear of California, Inc. (b)	115,275	2,257,085
Payless Shoesource, Inc. (b)	109,500	3,593,790
PetsMART, Inc.	225,200	6,499,272
Rent-A-Center, Inc. (b)	116,225	3,429,800
Ross Stores, Inc.	231,850	6,793,205
Urban Outfitters, Inc. (a)(b)	185,850	4,280,125
Williams-Sonoma, Inc. (a)	186,125	5,851,770
Specialty Retail Total		116,808,260
Textiles, Apparel & Luxury Goods – 0.8%
Hanesbrands, Inc. (b)	159,800	3,774,476
Polo Ralph Lauren Corp.	101,800	7,905,788
Timberland Co., Class A (a)(b)	83,850	2,647,983
Textiles, Apparel & Luxury Goods Total		14,328,247
CONSUMER DISCRETIONARY TOTAL		283,583,806
CONSUMER STAPLES – 2.3%
Beverages – 0.3%
Hansen Natural Corp. (a)(b)	101,000	3,401,680
PepsiAmericas, Inc. (a)	100,600	2,110,588
Beverages Total		5,512,268
Food & Staples Retailing – 0.3%
BJ’s Wholesale Club, Inc. (b)	106,750	3,320,992
Ruddick Corp.	59,550	1,652,513
Food & Staples Retailing Total		4,973,505
Food Products – 0.9%
Hormel Foods Corp.	121,325	4,530,275
J. M. Smucker Co. (a)	94,275	4,569,509
Lancaster Colony Corp.	39,125	1,733,629
Smithfield Foods, Inc. (b)	165,125	4,237,108

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Tootsie Roll Industries, Inc. (a)	43,754	1,430,756
Food Products Total		16,501,277
Household Products – 0.6%
Church & Dwight Co., Inc.	108,200	4,614,730
Energizer Holdings, Inc. (b)	94,375	6,699,681
Household Products Total		11,314,411
Personal Products – 0.1%
Alberto-Culver Co.	132,600	2,844,270
Personal Products Total		2,844,270
Tobacco – 0.1%
Universal Corp.	42,725	2,093,952
Tobacco Total		2,093,952
CONSUMER STAPLES TOTAL		43,239,683
ENERGY – 7.4%
Energy Equipment & Services – 3.4%
Cameron International Corp. (b)	184,500	9,787,725
ENSCO International, Inc.	251,975	12,613,869
FMC Technologies, Inc. (b)	112,925	6,959,568
Grant Prideco, Inc. (b)	212,500	8,451,125
Hanover Compressor Co. (a)(b)	171,306	3,235,970
Helmerich & Payne, Inc.	174,500	4,270,015
Patterson-UTI Energy, Inc.	263,625	6,124,009
Pride International, Inc. (b)	272,225	8,169,472
Tidewater, Inc. (a)	95,375	4,612,335
Energy Equipment & Services Total		64,224,088
Oil, Gas & Consumable Fuels – 4.0%
Arch Coal, Inc. (a)	235,650	7,076,570
Denbury Resources, Inc. (b)	199,100	5,532,989
Forest Oil Corp. (b)	90,850	2,968,978
Newfield Exploration Co. (b)	214,000	9,833,300
Noble Energy, Inc.	288,450	14,154,241
Overseas Shipholding Group, Inc.	49,225	2,771,368
Pioneer Natural Resources Co.	203,450	8,074,930
Plains Exploration & Production Co. (b)	127,225	6,047,004
Pogo Producing Co. (a)	96,925	4,695,047
Quicksilver Resources, Inc. (a)(b)	91,300	3,340,667

4

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Southwestern Energy Co. (b)	279,200	9,785,960
Oil, Gas & Consumable Fuels Total		74,281,054
ENERGY TOTAL		138,505,142
FINANCIALS – 18.1%
Capital Markets – 2.4%
A.G. Edwards, Inc.	126,125	7,982,451
Eaton Vance Corp.	210,800	6,958,508
Investors Financial Services Corp. (a)	109,575	4,675,565
Jefferies Group, Inc.	167,650	4,496,373
Nuveen Investments, Inc., Class A	130,600	6,775,528
Raymond James Financial, Inc.	150,280	4,554,987
SEI Investments Co.	105,050	6,256,778
Waddell & Reed Financial, Inc., Class A	139,650	3,820,824
Capital Markets Total		45,521,014
Commercial Banks – 3.3%
Associated Banc Corp. (a)	216,262	7,543,219
Bank of Hawaii Corp.	82,475	4,449,526
Cathay General Bancorp (a)	86,000	2,967,860
City National Corp. (a)	66,350	4,724,120
Colonial BancGroup, Inc.	253,800	6,532,812
Cullen/Frost Bankers, Inc.	99,150	5,534,553
FirstMerit Corp. (a)	132,925	3,208,810
Greater Bay Bancorp	84,700	2,230,151
Mercantile Bankshares Corp.	208,250	9,744,017
SVB Financial Group (a)(b)	56,900	2,652,678
TCF Financial Corp.	186,825	5,122,741
Westamerica Bancorporation (a)	51,050	2,584,662
Wilmington Trust Corp.	113,525	4,787,349
Commercial Banks Total		62,082,498
Consumer Finance – 0.3%
AmeriCredit Corp. (a)(b)	191,650	4,823,831
Consumer Finance Total		4,823,831
Diversified Financial Services – 0.4%
Leucadia National Corp. (a)	269,200	7,591,440
Diversified Financial Services Total		7,591,440
Insurance – 4.7%
American Financial Group, Inc. (a)	116,250	4,174,537
Arthur J. Gallagher & Co. (a)	162,800	4,810,740
Brown & Brown, Inc. (a)	190,450	5,372,594
Everest Re Group Ltd.	107,825	10,578,711

5

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Fidelity National Financial, Inc.	365,700	8,732,916
First American Corp.	160,325	6,522,021
Hanover Insurance Group, Inc.	84,675	4,132,140
HCC Insurance Holdings, Inc.	184,475	5,919,803
Horace Mann Educators Corp.	71,450	1,443,290
Mercury General Corp.	59,000	3,111,070
Ohio Casualty Corp.	101,225	3,017,517
Old Republic International Corp.	382,433	8,903,040
Protective Life Corp.	116,000	5,510,000
Stancorp Financial Group, Inc.	88,850	4,002,693
Unitrin, Inc.	66,875	3,351,106
W.R. Berkley Corp.	279,770	9,654,863
Insurance Total		89,237,041
Real Estate Investment Trusts (REITs) – 4.8%
AMB Property Corp.	148,225	8,687,467
Developers Diversified Realty Corp. (a)	180,700	11,375,065
Highwoods Properties, Inc.	93,000	3,790,680
Hospitality Properties Trust	143,075	6,800,355
Liberty Property Trust (a)	150,025	7,372,229
Longview Fibre Co.	109,150	2,395,843
Macerich Co.	119,200	10,319,144
Mack-Cali Realty Corp.	103,875	5,297,625
New Plan Excel Realty Trust	171,375	4,709,385
Potlatch Corp. (a)	64,331	2,818,984
Rayonier, Inc.	127,185	5,220,944
Regency Centers Corp.	114,300	8,934,831
United Dominion Realty Trust, Inc.	223,475	7,104,270
Weingarten Realty Investors (a)	125,000	5,763,750
Real Estate Investment Trusts (REITs) Total		90,590,572
Thrifts & Mortgage Finance – 2.2%
Astoria Financial Corp. (a)	141,400	4,264,624
First Niagara Financial Group, Inc.	183,700	2,729,782
IndyMac Bancorp, Inc. (a)	117,625	5,311,945
New York Community Bancorp, Inc. (a)	431,003	6,939,148
PMI Group, Inc.	145,050	6,842,009
Radian Group, Inc.	133,750	7,210,463
Washington Federal, Inc.	144,927	3,410,132

6

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Webster Financial Corp.	93,175	4,539,486
Thrifts & Mortgage Finance Total		41,247,589
FINANCIALS TOTAL		341,093,985
HEALTH CARE – 10.6%
Biotechnology – 1.3%
Cephalon, Inc. (a)(b)	101,175	7,123,732
Martek Biosciences Corp. (a)(b)	53,400	1,246,356
Millennium Pharmaceuticals, Inc. (a)(b)	507,675	5,533,658
PDL BioPharma, Inc. (a)(b)	191,200	3,850,768
Vertex Pharmaceuticals, Inc. (b)	208,375	7,797,392
Biotechnology Total		25,551,906
Health Care Equipment & Supplies – 3.3%
Advanced Medical Optics, Inc. (a)(b)	98,300	3,460,160
Beckman Coulter, Inc.	103,400	6,183,320
Cytyc Corp. (a)(b)	186,850	5,287,855
DENTSPLY International, Inc.	251,950	7,520,707
Edwards Lifesciences Corp. (b)	96,050	4,518,192
Gen-Probe, Inc. (b)	86,400	4,524,768
Hillenbrand Industries, Inc.	101,900	5,801,167
Intuitive Surgical, Inc. (a)(b)	61,300	5,878,670
ResMed, Inc. (a)(b)	126,200	6,211,564
STERIS Corp.	107,225	2,698,853
Varian Medical Systems, Inc. (b)	214,200	10,189,494
Health Care Equipment & Supplies Total		62,274,750
Health Care Providers & Services – 3.2%
Apria Healthcare Group, Inc. (a)(b)	70,750	1,885,488
Community Health Systems, Inc. (a)(b)	157,850	5,764,682
Health Net, Inc. (b)	193,425	9,412,060
Henry Schein, Inc. (b)	146,950	7,197,611
LifePoint Hospitals, Inc. (b)	95,200	3,208,240
Lincare Holdings, Inc. (b)	153,600	6,119,424
Omnicare, Inc. (a)	201,525	7,784,911
Psychiatric Solutions, Inc. (b)	88,400	3,316,768
Triad Hospitals, Inc. (a)(b)	146,075	6,110,317
Universal Health Services, Inc., Class B	90,000	4,988,700
VCA Antech, Inc. (b)	138,500	4,458,315
Health Care Providers & Services Total		60,246,516
Life Sciences Tools & Services – 1.7%
Affymetrix, Inc. (a)(b)	112,600	2,596,556

7

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
Charles River Laboratories International, Inc. (b)	111,050	4,802,912
Covance, Inc. (b)	106,150	6,253,296
Invitrogen Corp. (b)	79,850	4,518,712
Pharmaceutical Product Development, Inc. (a)	171,200	5,516,064
Techne Corp. (b)	65,300	3,620,885
Varian, Inc. (b)	50,450	2,259,656
Ventana Medical Systems, Inc. (a)(b)	54,100	2,327,923
Life Sciences Tools & Services Total		31,896,004
Pharmaceuticals – 1.1%
Medicis Pharmaceutical Corp., Class A (a)	91,300	3,207,369
Par Pharmaceutical Companies, Inc. (b)	58,175	1,301,375
Perrigo Co.	126,025	2,180,233
Sepracor, Inc. (a)(b)	181,825	11,196,783
Valeant Pharmaceuticals International (a)	154,275	2,659,701
Pharmaceuticals Total		20,545,461
HEALTH CARE TOTAL		200,514,637
INDUSTRIALS – 15.6%
Aerospace & Defense – 1.4%
Alliant Techsystems, Inc. (a)(b)	54,675	4,275,038
DRS Technologies, Inc. (a)	66,800	3,519,024
Precision Castparts Corp.	225,200	17,628,656
Aerospace & Defense Total		25,422,718
Air Freight & Logistics – 1.4%
C.H. Robinson Worldwide, Inc.	288,950	11,815,166
Expeditors International Washington, Inc.	353,700	14,324,850
Air Freight & Logistics Total		26,140,016
Airlines – 0.5%
AirTran Holdings, Inc. (a)(b)	151,050	1,773,327
Alaska Air Group, Inc. (b)	66,450	2,624,775
JetBlue Airways Corp. (a)(b)	291,580	4,140,436
Airlines Total		8,538,538
Commercial Services & Supplies – 3.9%
Adesa, Inc.	149,275	4,142,381
Banta Corp.	40,675	1,480,570
Brink’s Co.	79,975	5,112,002

8

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
ChoicePoint, Inc. (b)	132,402	5,213,991
Copart, Inc. (b)	117,275	3,518,250
Corporate Executive Board Co.	64,800	5,682,960
Deluxe Corp.	85,500	2,154,600
Dun & Bradstreet Corp. (b)	101,925	8,438,371
Herman Miller, Inc.	107,725	3,916,881
HNI Corp. (a)	80,625	3,580,556
Kelly Services, Inc., Class A	35,300	1,021,582
Korn/Ferry International (b)	69,825	1,603,182
Manpower, Inc.	140,975	10,563,257
Mine Safety Appliances Co. (a)	49,900	1,828,835
Navigant Consulting, Inc. (a)(b)	89,100	1,760,616
Republic Services, Inc.	188,325	7,659,178
Rollins, Inc. (a)	49,518	1,094,843
Stericycle, Inc. (a)(b)	73,675	5,562,462
Commercial Services & Supplies Total		74,334,517
Construction & Engineering – 0.8%
Granite Construction	56,275	2,831,758
Jacobs Engineering Group, Inc. (b)	98,050	7,994,997
Quanta Services, Inc. (a)(b)	196,675	3,868,597
Construction & Engineering Total		14,695,352
Electrical Equipment – 1.1%
AMETEK, Inc.	175,625	5,591,900
Hubbell, Inc., Class B	99,925	4,517,609
Roper Industries, Inc. (a)	144,700	7,269,728
Thomas & Betts Corp. (b)	86,500	4,089,720
Electrical Equipment Total		21,468,957
Industrial Conglomerates – 0.5%
Carlisle Companies, Inc.	51,200	4,019,200
Sequa Corp., Class A (a)(b)	11,475	1,320,314
Teleflex, Inc.	64,750	4,180,260
Industrial Conglomerates Total		9,519,774
Machinery – 3.9%
AGCO Corp. (a)(b)	151,175	4,677,354
Crane Co.	85,100	3,118,064
Donaldson Co., Inc. (a)	116,500	4,043,715
Federal Signal Corp.	79,125	1,269,165
Flowserve Corp. (b)	96,425	4,866,570
Graco, Inc.	111,587	4,421,077
Harsco Corp.	69,750	5,307,975

9

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Joy Global, Inc.	196,900	9,518,146
Kennametal, Inc.	64,150	3,775,228
Lincoln Electric Holdings, Inc. (a)	70,800	4,277,736
Nordson Corp.	55,825	2,781,760
Oshkosh Truck Corp.	122,400	5,926,608
Pentair, Inc.	165,575	5,199,055
SPX Corp.	95,225	5,823,961
Timken Co.	156,200	4,557,916
Trinity Industries, Inc. (a)	132,400	4,660,480
Machinery Total		74,224,810
Marine – 0.2%
Alexander & Baldwin, Inc. (a)	70,900	3,143,706
Marine Total		3,143,706
Road & Rail – 1.0%
Avis Budget Group, Inc.	167,380	3,630,472
Con-way, Inc.	78,050	3,437,322
J.B. Hunt Transport Services, Inc. (a)	172,350	3,579,709
Swift Transportation Co., Inc. (b)	89,525	2,351,822
Werner Enterprises, Inc. (a)	83,343	1,456,836
YRC Worldwide, Inc. (a)(b)	94,800	3,576,804
Road & Rail Total		18,032,965
Trading Companies & Distributors – 0.9%
Fastenal Co. (a)	207,900	7,459,452
GATX Corp. (a)	85,075	3,686,300
MSC Industrial Direct Co., Class A	90,000	3,523,500
United Rentals, Inc. (a)(b)	110,350	2,806,200
Trading Companies & Distributors Total		17,475,452
INDUSTRIALS TOTAL		292,996,805
INFORMATION TECHNOLOGY – 15.0%
Communications Equipment – 2.1%
3Com Corp. (b)	658,100	2,704,791
ADTRAN, Inc.	104,475	2,371,583
Andrew Corp. (b)	264,900	2,709,927
Avocent Corp. (b)	84,350	2,855,247
CommScope, Inc. (b)	98,875	3,013,710
Dycom Industries, Inc. (a)(b)	67,450	1,424,544
F5 Networks, Inc. (b)	67,300	4,994,333
Harris Corp.	222,550	10,206,143
Plantronics, Inc. (a)	78,925	1,673,210

10

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Polycom, Inc. (a)(b)	147,300	4,553,043
Powerwave Technologies, Inc. (a)(b)	215,825	1,392,071
UTStarcom, Inc. (a)(b)	176,425	1,543,719
Communications Equipment Total		39,442,321
Computers & Peripherals – 1.0%
Diebold, Inc.	108,625	5,061,925
Imation Corp. (a)	57,775	2,682,494
McDATA Corp., Class A (b)	268,875	1,492,256
Palm, Inc. (a)(b)	172,500	2,430,525
Western Digital Corp. (b)	367,900	7,527,234
Computers & Peripherals Total		19,194,434
Electronic Equipment & Instruments – 2.5%
Amphenol Corp., Class A	145,000	9,001,600
Arrow Electronics, Inc. (a)(b)	202,775	6,397,551
Avnet, Inc. (b)	211,750	5,405,977
CDW Corp.	100,125	7,040,790
Ingram Micro, Inc., Class A (b)	230,900	4,712,669
KEMET Corp. (a)(b)	144,425	1,054,303
National Instruments Corp. (a)	94,462	2,573,145
Newport Corp. (b)	68,025	1,425,124
Plexus Corp. (b)	76,775	1,833,387
Tech Data Corp. (a)(b)	90,350	3,421,555
Vishay Intertechnology, Inc. (b)	306,075	4,144,255
Electronic Equipment & Instruments Total		47,010,356
Internet Software & Services – 0.2%
ValueClick, Inc. (b)	162,300	3,835,149
Internet Software & Services Total		3,835,149
IT Services – 2.3%
Acxiom Corp.	113,375	2,908,069
Alliance Data Systems Corp. (b)	109,825	6,860,768
BISYS Group, Inc. (b)	199,750	2,578,772
Ceridian Corp. (b)	230,825	6,458,483
CheckFree Corp. (a)(b)	146,850	5,897,496
CSG Systems International, Inc. (b)	78,225	2,090,954
DST Systems, Inc. (b)	92,200	5,774,486
Gartner, Inc. (b)	94,625	1,872,629
MoneyGram International, Inc. (a)	139,475	4,373,936
MPS Group, Inc. (a)(b)	170,025	2,410,955
SRA International, Inc., Class A (a)(b)	68,100	1,820,994
IT Services Total		43,047,542

11

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 0.2%
Zebra Technologies Corp., Class A (a)(b)	116,875	4,066,081
Office Electronics Total		4,066,081
Semiconductors & Semiconductor Equipment – 3.9%
Atmel Corp. (b)	710,850	4,300,642
Cree Research, Inc. (a)(b)	127,975	2,216,527
Cypress Semiconductor Corp. (a)(b)	238,775	4,028,134
Fairchild Semiconductor International, Inc. (a)(b)	203,450	3,419,995
Integrated Device Technology, Inc. (a)(b)	329,592	5,102,084
International Rectifier Corp. (b)	119,775	4,614,931
Intersil Corp., Class A	229,100	5,480,072
Lam Research Corp. (b)	236,475	11,970,364
Lattice Semiconductor Corp. (b)	189,975	1,231,038
MEMC Electronic Materials, Inc. (b)	276,700	10,830,038
Micrel, Inc. (b)	94,850	1,022,483
Microchip Technology, Inc. (a)	358,050	11,708,235
RF Micro Devices, Inc. (a)(b)	319,400	2,168,726
Semtech Corp. (b)	120,900	1,580,163
Silicon Laboratories, Inc. (a)(b)	90,575	3,138,424
TriQuint Semiconductor, Inc. (a)(b)	227,750	1,024,875
Semiconductors & Semiconductor Equipment Total		73,836,731
Software – 2.8%
Activision, Inc. (a)(b)	414,021	7,137,722
Advent Software, Inc. (b)	33,025	1,165,452
Cadence Design Systems, Inc. (b)	460,375	8,245,316
Fair Isaac Corp.	95,900	3,898,335
Jack Henry & Associates, Inc.	129,425	2,769,695
Macrovision Corp. (a)(b)	85,000	2,402,100
McAfee, Inc. (b)	264,675	7,511,477
Mentor Graphics Corp. (a)(b)	137,475	2,478,674
Parametric Technology Corp. (b)	185,000	3,333,700
Sybase, Inc. (a)(b)	151,175	3,734,023
Synopsys, Inc. (b)	234,125	6,258,161
Transaction Systems Architects, Inc. (b)	62,300	2,029,111

12

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Wind River Systems, Inc. (b)	125,325	1,284,581
Software Total		52,248,347
INFORMATION TECHNOLOGY TOTAL		282,680,961
MATERIALS – 5.6%
Chemicals – 3.3%
Airgas, Inc.	129,475	5,246,327
Albemarle Corp.	65,425	4,697,515
Cabot Corp.	105,125	4,580,296
Chemtura Corp.	399,400	3,846,222
Cytec Industries, Inc.	69,375	3,920,381
Ferro Corp.	71,025	1,469,507
FMC Corp.	63,650	4,872,407
Lubrizol Corp.	114,200	5,724,846
Lyondell Chemical Co.	350,475	8,961,646
Minerals Technologies, Inc.	31,800	1,869,522
Olin Corp.	121,025	1,999,333
RPM International, Inc.	198,000	4,136,220
Scotts Miracle-Gro Co., Class A	76,550	3,953,808
Sensient Technologies Corp.	77,100	1,896,660
Valspar Corp.	168,750	4,664,250
Chemicals Total		61,838,940
Construction Materials – 0.6%
Florida Rock Industries, Inc.	81,900	3,525,795
Martin Marietta Materials, Inc. (a)	74,875	7,780,261
Construction Materials Total		11,306,056
Containers & Packaging – 0.5%
Packaging Corp. of America	135,275	2,989,578
Sonoco Products Co.	165,500	6,298,930
Containers & Packaging Total		9,288,508
Metals & Mining – 0.8%
Commercial Metals Co.	196,200	5,061,960
Reliance Steel & Aluminum Co. (a)	106,500	4,193,970
Steel Dynamics, Inc. (a)	151,100	4,903,195
Worthington Industries, Inc. (a)	120,800	2,140,576
Metals & Mining Total		16,299,701
Paper & Forest Products – 0.4%
Bowater, Inc. (a)	92,800	2,088,000
Glatfelter Co. (a)	74,300	1,151,650

13

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
Louisiana-Pacific Corp.	172,900	3,722,537
Paper & Forest Products Total		6,962,187
MATERIALS TOTAL		105,695,392
TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.1%
Cincinnati Bell, Inc. (a)(b)	410,175	1,874,500
Diversified Telecommunication Services Total		1,874,500
Wireless Telecommunication Services – 0.5%
Telephone & Data Systems, Inc.	172,741	9,385,018
Wireless Telecommunication Services Total		9,385,018
TELECOMMUNICATION SERVICES TOTAL		11,259,518
UTILITIES – 7.9%
Electric Utilities – 2.6%
DPL, Inc. (a)	187,525	5,209,444
Duquesne Light Holdings, Inc. (a)	145,350	2,885,198
Great Plains Energy, Inc. (a)	133,275	4,238,145
Hawaiian Electric Industries, Inc. (a)	135,000	3,665,250
IDACORP, Inc.	71,200	2,751,880
Northeast Utilities Co. (a)	255,575	7,196,992
Pepco Holdings, Inc.	317,450	8,256,874
Puget Energy, Inc.	193,125	4,897,650
Sierra Pacific Resources (b)	366,600	6,169,878
Westar Energy, Inc.	144,925	3,762,253
Electric Utilities Total		49,033,564
Gas Utilities – 1.5%
AGL Resources, Inc.	128,925	5,016,472
Equitable Resources, Inc.	200,300	8,362,525
National Fuel Gas Co. (a)	136,675	5,267,454
ONEOK, Inc.	182,900	7,886,648
WGL Holdings, Inc.	80,925	2,636,537
Gas Utilities Total		29,169,636
Independent Power Producers & Energy Traders – 0.1%
Black Hills Corp.	55,300	2,042,782
Independent Power Producers & Energy Traders Total		2,042,782
Multi-Utilities – 3.4%
Alliant Energy Corp.	192,675	7,277,335
Aquila, Inc. (b)	621,375	2,920,463
Energy East Corp.	245,125	6,079,100

14

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
MDU Resources Group, Inc.	300,105	7,694,692
NSTAR	177,200	6,088,592
OGE Energy Corp.	151,250	6,050,000
PNM Resources, Inc.	125,150	3,892,165
Scana Corp.	193,275	7,850,831
Vectren Corp.	126,400	3,574,592
Wisconsin Energy Corp.	194,125	9,213,172
WPS Resources Corp. (a)	71,775	3,878,003
Multi-Utilities Total		64,518,945
Water Utilities – 0.3%
Aqua America, Inc. (a)	219,174	4,992,784
Water Utilities Total		4,992,784
UTILITIES TOTAL		149,757,711

Total Common Stocks
(cost of $1,334,682,682)		1,849,327,640

Securities Lending Collateral – 16.6%
State Street Navigator Securities Lending Prime Portfolio (c)	311,179,794	311,179,794

Total Securities Lending Collateral
(cost of $311,179,794)		311,179,794

	Par ($)
Short-Term Obligations – 1.8%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.1%
United States Treasury Bill

4.805% 03/15/07(d)(e)	2,000,000	1,975,708

REPURCHASE AGREEMENT – 1.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by U.S. Government Agency Obligation maturing 01/19/16, market value of $32,180,100 (repurchase proceeds $31,566,263)	31,548,000	31,548,000

Total Short-Term Obligations (cost of $33,523,708)		33,523,708

Total Investments – 116.6% (cost of $1,679,386,184)(f)(g)		2,194,031,142

Other Assets & Liabilities, Net – (16.6)%		(311,924,142)

Net Assets – 100.0%		1,882,107,000

15

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	All or a portion of this security was on loan at December 31, 2006. The market value of securities on loan at December 31, 2006 is $300,750,849.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Security pledged as collateral for open futures contracts.

(e)	The rate shown represents the annualized yield at the date of purchase.

(f)	Cost for federal income tax purposes is $1,679,386,184.

(g)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$580,107,604	$(65,462,646)	$514,644,958

At December 31, 2006, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P Mid Cap 400 Index	80	$32,452,000	$32,987,740	Mar -2007	$(535,740)

16

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Small Cap Index Fund

	Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 16.1%
Auto Components – 0.4%
Drew Industries, Inc. (a)(b)	48,700	1,266,687
LKQ Corp. (a)(b)	118,800	2,731,212
Standard Motor Products, Inc.	31,200	467,376
Superior Industries International, Inc. (b)	60,000	1,156,200
Auto Components Total		5,621,475
Automobiles – 0.3%
Coachmen Industries, Inc. (b)	41,100	452,100
Fleetwood Enterprises, Inc. (a)(b)	167,800	1,327,298
Monaco Coach Corp. (b)	70,200	994,032
Winnebago Industries, Inc.	82,300	2,708,493
Automobiles Total		5,481,923
Distributors – 0.2%
Audiovox Corp., Class A (a)(b)	47,200	665,048
Building Materials Holding Corp. (b)	76,200	1,881,378
Keystone Automotive Industries, Inc. (a)(b)	42,800	1,454,772
Distributors Total		4,001,198
Diversified Consumer Services – 0.6%
Bright Horizons Family Solutions, Inc. (a)	68,600	2,652,076
Coinstar, Inc. (a)(b)	72,600	2,219,382
CPI Corp.	13,700	636,913
Pre-Paid Legal Services, Inc. (a)(b)	24,600	962,598
Universal Technical Institute, Inc. (a)	60,600	1,345,926
Vertrue, Inc. (a)(b)	25,400	975,614
Diversified Consumer Services Total		8,792,509
Hotels, Restaurants & Leisure – 3.7%
Aztar Corp. (a)	95,700	5,207,994
California Pizza Kitchen, Inc. (a)(b)	50,200	1,672,162
CEC Entertainment, Inc. (a)	87,350	3,515,837
CKE Restaurants, Inc.	182,600	3,359,840
IHOP Corp. (b)	41,200	2,171,240
Jack in the Box, Inc. (a)	88,200	5,383,728
Landry’s Restaurants, Inc. (b)	44,500	1,339,005
Marcus Corp.	55,900	1,429,922
Multimedia Games, Inc. (a)(b)	72,100	692,160
O’Charleys, Inc. (a)	61,200	1,302,336
P.F. Chang’s China Bistro, Inc. (a)(b)	69,900	2,682,762

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Panera Bread Co., Class A (a)(b)	82,900	4,634,939
Papa John’s International, Inc. (a)(b)	63,000	1,827,630
Pinnacle Entertainment, Inc. (a)	126,100	4,178,954
RARE Hospitality International, Inc. (a)(b)	89,400	2,943,942
Red Robin Gourmet Burgers, Inc. (a)(b)	43,500	1,559,475
Shuffle Master, Inc. (a)(b)	91,650	2,401,230
Sonic Corp. (a)(b)	182,500	4,370,875
Steak n Shake Co. (a)(b)	74,000	1,302,400
Triarc Companies, Inc.	163,264	3,265,280
WMS Industries, Inc. (a)(b)	61,800	2,154,348
Hotels, Restaurants & Leisure Total		57,396,059
Household Durables – 1.8%
Bassett Furniture Industries, Inc. (b)	30,900	504,906
Champion Enterprises, Inc. (a)	200,500	1,876,680
Ethan Allen Interiors, Inc. (b)	83,200	3,004,352
Interface, Inc., Class A (a)	136,500	1,941,030
La-Z-Boy, Inc. (b)	134,700	1,598,889
Lenox Group, Inc. (a)(b)	37,000	236,800
Libbey, Inc. (b)	37,500	462,750
M/I Homes, Inc. (b)	31,700	1,210,623
Meritage Corp. (a)(b)	57,500	2,743,900
National Presto Industries, Inc.	12,400	742,388
NVR, Inc. (a)(b)	12,500	8,062,500
Russ Berrie & Co., Inc. (a)(b)	30,200	466,590
Skyline Corp.	17,800	715,916
Standard Pacific Corp. (b)	169,400	4,538,226
Household Durables Total		28,105,550
Internet & Catalog Retail – 0.2%
Blue Nile, Inc. (a)(b)	36,600	1,350,174
PetMed Express, Inc. (a)(b)	63,500	847,725
Stamps.com, Inc. (a)(b)	50,200	790,650
Internet & Catalog Retail Total		2,988,549
Leisure Equipment & Products – 1.2%
Arctic Cat, Inc. (b)	32,700	575,193
JAKKS Pacific, Inc. (a)(b)	72,800	1,589,952
K2, Inc. (a)	129,400	1,706,786
MarineMax, Inc. (a)	49,100	1,273,163

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Leisure Equipment & Products – (continued)
Nautilus Group, Inc. (b)	82,500	1,155,000
Polaris Industries, Inc. (b)	102,500	4,800,075
Pool Corp. (b)	133,050	5,211,569
RC2 Corp. (a)	54,900	2,415,600
Sturm Ruger & Co., Inc. (a)(b)	48,100	461,760
Leisure Equipment & Products Total		19,189,098
Media – 0.8%
4Kids Entertainment, Inc. (a)	34,400	626,768
ADVO, Inc.	83,550	2,723,730
Arbitron, Inc. (b)	77,200	3,353,568
Live Nation, Inc. (a)	171,700	3,846,080
Radio One, Inc., Class D (a)	201,900	1,360,806
Media Total		11,910,952
Multiline Retail – 0.2%
Fred’s, Inc.	104,950	1,263,598
Tuesday Morning Corp. (b)	78,200	1,216,010
Multiline Retail Total		2,479,608
Specialty Retail – 4.1%
Aaron Rents, Inc.	127,550	3,670,889
Cato Corp., Class A	82,700	1,894,657
Children’s Place Retail Stores, Inc. (a)(b)	61,200	3,887,424
Christopher & Banks Corp. (b)	99,800	1,862,268
Cost Plus, Inc. (a)(b)	57,900	596,370
Dress Barn, Inc. (a)(b)	120,600	2,813,598
Finish Line, Inc., Class A	109,600	1,565,088
Genesco, Inc. (a)(b)	59,000	2,200,700
Group 1 Automotive, Inc. (b)	63,200	3,268,704
Guitar Center, Inc. (a)(b)	76,900	3,495,874
Gymboree Corp. (a)(b)	82,900	3,163,464
Hancock Fabrics, Inc. (a)(b)	50,200	172,688
Haverty Furniture Companies, Inc. (b)	59,300	877,640
Hibbett Sporting Goods, Inc. (a)	83,200	2,540,096
HOT Topic, Inc. (a)	115,900	1,546,106
Jo-Ann Stores, Inc. (a)(b)	64,050	1,575,630
JOS. A. Bank Clothiers, Inc. (a)(b)	47,275	1,387,521
Men’s Wearhouse, Inc.	138,700	5,306,662
Midas, Inc. (a)	31,000	713,000
Pep Boys-Manny, Moe & Jack, Inc. (b)	142,700	2,120,522
Select Comfort Corp. (a)(b)	138,150	2,402,428

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Sonic Automotive, Inc. (b)	78,900	2,291,256
Stage Stores, Inc.	76,350	2,320,277
Stein Mart, Inc.	70,800	938,808
Tractor Supply Co. (a)(b)	90,800	4,059,668
Tween Brands, Inc. (a)	83,800	3,346,134
Zale Corp. (a)(b)	127,400	3,593,954
Specialty Retail Total		63,611,426
Textiles, Apparel & Luxury Goods – 2.6%
Ashworth, Inc. (a)	38,100	276,606
Brown Shoe Co., Inc.	75,350	3,597,209
CROCS, Inc. (a)(b)	88,000	3,801,600
Deckers Outdoor Co. (a)(b)	28,700	1,720,565
Fossil, Inc. (a)(b)	118,550	2,676,859
K-Swiss, Inc.	69,600	2,139,504
Kellwood Co. (b)	66,000	2,146,320
Movado Group, Inc.	53,300	1,545,700
Oxford Industries, Inc.	40,000	1,986,000
Phillips-Van Heusen Corp.	145,700	7,309,769
Quiksilver, Inc. (a)(b)	315,600	4,970,700
Skechers U.S.A., Inc. (a)	65,300	2,175,143
Stride Rite Corp. (b)	94,700	1,428,076
Wolverine World Wide, Inc.	146,000	4,163,920
Textiles, Apparel & Luxury Goods Total		39,937,971
CONSUMER DISCRETIONARY TOTAL		249,516,318
CONSUMER STAPLES – 4.0%
Food & Staples Retailing – 1.0%
Casey’s General Stores, Inc.	132,300	3,115,665
Great Atlantic & Pacific Tea Co., Inc. (b)	51,200	1,317,888
Longs Drug Stores Corp. (b)	74,500	3,157,310
Nash Finch Co. (b)	36,400	993,720
Performance Food Group Co. (a)(b)	91,400	2,526,296
United Natural Foods, Inc. (a)(b)	111,500	4,005,080
Food & Staples Retailing Total		15,115,959
Food Products – 1.9%
Corn Products International, Inc.	194,700	6,724,938
Delta & Pine Land Co.	95,600	3,867,020
Flowers Foods, Inc. (b)	135,500	3,657,145

4

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Hain Celestial Group, Inc. (a)(b)	102,300	3,192,783
J&J Snack Foods Corp.	35,900	1,486,260
Lance, Inc. (b)	80,900	1,624,472
Peet’s Coffee & Tea, Inc. (a)(b)	36,300	952,512
Ralcorp Holdings, Inc. (a)	69,900	3,557,211
Sanderson Farms, Inc.	41,600	1,260,064
TreeHouse Foods, Inc. (a)(b)	81,800	2,552,160
Food Products Total		28,874,565
Household Products – 0.4%
Central Garden & Pet Co. (a)(b)	62,500	3,026,250
Spectrum Brands, Inc. (a)(b)	99,300	1,082,370
WD-40 Co.	44,600	1,555,202
Household Products Total		5,663,822
Personal Products – 0.6%
Mannatech, Inc.	41,600	612,768
NBTY, Inc. (a)	148,100	6,156,517
Playtex Products, Inc. (a)(b)	146,000	2,100,940
USANA Health Sciences, Inc. (a)(b)	23,800	1,229,508
Personal Products Total		10,099,733
Tobacco – 0.1%
Alliance One International, Inc. (a)(b)	229,400	1,619,564
Tobacco Total		1,619,564
CONSUMER STAPLES TOTAL		61,373,643
ENERGY – 7.3%
Energy Equipment & Services – 3.7%
Atwood Oceanics, Inc. (a)	70,800	3,467,076
Bristow Group, Inc. (a)(b)	61,600	2,223,144
CARBO Ceramics, Inc. (b)	53,050	1,982,478
Dril-Quip, Inc. (a)	62,600	2,451,416
Hydril (a)(b)	50,300	3,782,057
Input/Output, Inc. (a)(b)	184,400	2,513,372
Lone Star Technologies, Inc. (a)	81,200	3,930,892
Lufkin Industries, Inc.	40,100	2,329,008
Oceaneering International, Inc. (a)	142,200	5,645,340
SEACOR Holdings, Inc. (a)(b)	55,900	5,541,926
Tetra Technologies, Inc. (a)	188,550	4,823,109
Unit Corp. (a)	121,400	5,881,830
Veritas DGC, Inc. (a)(b)	94,900	8,126,287
W-H Energy Services, Inc. (a)	79,000	3,846,510
Energy Equipment & Services Total		56,544,445

5

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 3.6%
Cabot Oil & Gas Corp.	125,650	7,620,673
Cimarex Energy Co.	217,300	7,931,450
Frontier Oil Corp.	289,400	8,317,356
Helix Energy Solutions Group, Inc. (a)(b)	244,900	7,682,513
Massey Energy Co. (b)	210,900	4,899,207
Penn Virginia Corp.	49,000	3,431,960
Petroleum Development Corp. (a)	38,700	1,666,035
St. Mary Land & Exploration Co. (b)	143,900	5,301,276
Stone Energy Corp. (a)	73,400	2,594,690
Swift Energy Co. (a)	77,400	3,468,294
World Fuel Services Corp. (b)	74,400	3,307,824
Oil, Gas & Consumable Fuels Total		56,221,278
ENERGY TOTAL		112,765,723
FINANCIALS – 16.2%
Capital Markets – 0.8%
Investment Technology Group, Inc. (a)	114,300	4,901,184
LaBranche & Co., Inc. (a)(b)	138,600	1,362,438
Piper Jaffray Companies, Inc. (a)	48,700	3,172,805
SWS Group, Inc.	42,300	1,510,110
TradeStation Group, Inc. (a)(b)	67,000	921,250
Capital Markets Total		11,867,787
Commercial Banks – 5.7%
Boston Private Financial Holdings, Inc. (b)	95,800	2,702,518
Cascade Bancorp (b)	73,900	2,293,117
Central Pacific Financial Corp. (b)	80,400	3,116,304
Chittenden Corp.	120,625	3,701,981
Community Bank System, Inc. (b)	78,500	1,805,500
East West Bancorp, Inc. (b)	160,600	5,688,452
First Bancorp Puerto Rico (b)	212,000	2,020,360
First Commonwealth Financial Corp. (b)	164,700	2,211,921
First Financial Bancorp (b)	84,800	1,408,528
First Indiana Corp.	34,200	867,312
First Midwest Bancorp, Inc.	131,100	5,070,948
First Republic Bank	81,050	3,167,434
Glacier Bancorp, Inc. (b)	129,900	3,174,756
Hanmi Financial Corp.	110,500	2,489,565
Independent Bank Corp./MI	53,320	1,348,463

6

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Irwin Financial Corp. (b)	49,300	1,115,659
Nara Bancorp, Inc.	55,000	1,150,600
PrivateBancorp, Inc. (b)	47,100	1,960,773
Prosperity Bancshares, Inc. (b)	67,900	2,343,229
Provident Bankshares Corp. (b)	85,800	3,054,480
South Financial Group, Inc.	197,300	5,246,207
Sterling Bancorp NY	49,100	967,270
Sterling Bancshares, Inc.	186,150	2,423,673
Sterling Financial Corp.	109,525	3,703,040
Susquehanna Bancshares, Inc. (b)	135,900	3,652,992
UCBH Holdings, Inc. (b)	260,400	4,572,624
Umpqua Holdings Corp. (b)	152,200	4,479,246
United Bankshares, Inc.	96,100	3,714,265
Whitney Holding Corp.	172,800	5,636,736
Wilshire Bancorp, Inc. (b)	40,500	768,285
Wintrust Financial Corp.	67,200	3,226,944
Commercial Banks Total		89,083,182
Consumer Finance – 0.5%
Cash America International, Inc.	77,700	3,644,130
First Cash Financial Services, Inc. (a)	71,900	1,860,053
Rewards Network, Inc. (a)(b)	69,700	484,415
World Acceptance Corp. (a)(b)	46,000	2,159,700
Consumer Finance Total		8,148,298
Diversified Financial Services – 0.3%
Financial Federal Corp. (b)	71,400	2,099,874
Portfolio Recovery Associates, Inc. (a)(b)	41,800	1,951,642
Diversified Financial Services Total		4,051,516
Insurance – 2.9%
Delphi Financial Group, Inc., Class A	113,250	4,582,095
Hilb Rogal & Hobbs Co.	94,900	3,997,188
Infinity Property & Casualty Corp.	52,000	2,516,280
LandAmerica Financial Group, Inc. (b)	46,500	2,934,615
Philadelphia Consolidated Holding Co. (a)	149,600	6,666,176
Presidential Life Corp.	56,400	1,237,980
ProAssurance Corp. (a)	87,100	4,348,032
RLI Corp.	53,200	3,001,544
Safety Insurance Group, Inc.	37,400	1,896,554
SCPIE Holdings, Inc. (a)(b)	26,300	687,482
Selective Insurance Group, Inc.	75,200	4,308,208

7

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Stewart Information Services Corp.	47,800	2,072,608
United Fire & Casualty Co. (b)	55,100	1,942,275
Zenith National Insurance Corp.	97,000	4,550,270
Insurance Total		44,741,307
Real Estate Investment Trusts (REITs) – 4.0%
Acadia Realty Trust	83,300	2,084,166
Colonial Properties Trust	120,800	5,663,104
EastGroup Properties, Inc.	62,100	3,326,076
Entertainment Properties Trust	69,400	4,055,736
Essex Property Trust, Inc. (b)	61,200	7,910,100
Inland Real Estate Corp. (b)	177,800	3,328,416
Kilroy Realty Corp.	84,900	6,622,200
Lexington Corporate Properties Trust (b)	180,100	4,037,842
LTC Properties, Inc.	54,400	1,485,664
Mid-America Apartment Communities, Inc.	64,200	3,674,808
National Retail Properties, Inc.	154,800	3,552,660
New Century Financial Corp. (b)	117,850	3,722,882
Parkway Properties, Inc. (b)	39,000	1,989,390
PS Business Parks, Inc.	41,900	2,962,749
Senior Housing Properties Trust	179,400	4,391,712
Sovran Self Storage, Inc.	52,800	3,024,384
Real Estate Investment Trusts (REITs) Total		61,831,889
Thrifts & Mortgage Finance – 2.0%
Anchor BanCorp Wisconsin, Inc.	47,400	1,366,068
Bank Mutual Corp.	158,200	1,915,802
BankAtlantic Bancorp, Inc., Class A (b)	120,200	1,659,962
Bankunited Financial Corp., Class A (b)	83,600	2,337,456
Brookline Bancorp, Inc. (b)	161,500	2,126,955
Dime Community Bancshares (b)	72,000	1,008,720
Downey Financial Corp. (b)	51,100	3,708,838
Fidelity Bankshares, Inc.	57,500	2,281,025
FirstFed Financial Corp. (a)(b)	43,600	2,919,892
Flagstar BanCorp, Inc. (b)	101,700	1,509,228
Franklin Bank Corp. (a)(b)	61,800	1,269,372
Fremont General Corp. (b)	177,700	2,880,517
MAF Bancorp, Inc. (b)	73,300	3,275,777

8

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
TrustCo Bank Corp. NY (b)	196,800	2,188,416
Thrifts & Mortgage Finance Total		30,448,028
FINANCIALS TOTAL		250,172,007
HEALTH CARE – 11.6%
Biotechnology – 0.5%
ArQule, Inc. (a)(b)	74,100	438,672
Digene Corp. (a)	62,100	2,975,832
Regeneron Pharmaceuticals, Inc. (a)	170,600	3,423,942
Savient Pharmaceuticals, Inc. (a)(b)	121,600	1,363,136
Biotechnology Total		8,201,582
Health Care Equipment & Supplies – 5.1%
American Medical Systems Holdings, Inc. (a)(b)	186,000	3,444,720
Analogic Corp. (b)	36,600	2,054,724
ArthroCare Corp. (a)(b)	70,700	2,822,344
BioLase Technology, Inc. (a)(b)	62,100	543,375
Biosite, Inc. (a)(b)	42,600	2,081,010
CONMED Corp. (a)	73,300	1,694,696
Cooper Companies, Inc.	116,800	5,197,600
Cyberonics, Inc. (a)(b)	56,800	1,172,352
Datascope Corp.	33,100	1,206,164
DJ Orthopedics, Inc. (a)(b)	60,500	2,590,610
Greatbatch, Inc. (a)(b)	57,700	1,553,284
Haemonetics Corp. (a)	70,600	3,178,412
Hologic, Inc. (a)	138,200	6,534,096
ICU Medical, Inc. (a)(b)	38,500	1,566,180
IDEXX Laboratories, Inc. (a)	82,100	6,510,530
Immucor, Inc. (a)	177,687	5,193,791
Integra LifeSciences Holdings Corp. (a)(b)	51,700	2,201,903
Invacare Corp.	83,600	2,052,380
Kensey Nash Corp. (a)(b)	30,700	976,260
Mentor Corp. (b)	110,600	5,405,022
Meridian Bioscience, Inc.	56,300	1,381,039
Merit Medical Systems, Inc. (a)(b)	72,000	1,140,480
Osteotech, Inc. (a)(b)	45,500	257,075
Palomar Medical Technologies, Inc. (a)(b)	46,400	2,351,088
PolyMedica Corp. (b)	59,100	2,388,231
Possis Medical, Inc. (a)(b)	45,200	609,296
Respironics, Inc. (a)	191,400	7,225,350

9

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
SurModics, Inc. (a)(b)	41,800	1,300,816
Theragenics Corp. (a)(b)	86,800	269,080
Viasys Healthcare, Inc. (a)	86,000	2,392,520
Vital Signs, Inc.	20,500	1,023,360
Health Care Equipment & Supplies Total		78,317,788
Health Care Providers & Services – 3.7%
Amedisys, Inc. (a)(b)	67,300	2,212,151
AMERIGROUP Corp. (a)	136,550	4,900,779
AMN Healthcare Services, Inc. (a)	89,200	2,456,568
AmSurg Corp. (a)	78,500	1,805,500
Centene Corp. (a)	113,200	2,781,324
Chemed Corp.	68,900	2,547,922
Cross Country Healthcare, Inc. (a)	57,100	1,245,922
CryoLife, Inc. (a)(b)	58,800	449,820
Genesis HealthCare Corp. (a)	51,500	2,432,345
Gentiva Health Services, Inc. (a)(b)	71,600	1,364,696
Healthways, Inc. (a)(b)	90,900	4,336,839
Hooper Holmes, Inc. (a)	177,400	587,194
inVentiv Health, Inc. (a)	77,900	2,753,765
LCA-Vision, Inc. (b)	54,500	1,872,620
Matria Healthcare, Inc. (a)(b)	56,200	1,614,626
Odyssey Healthcare, Inc. (a)	90,150	1,195,389
Owens & Minor, Inc.	105,400	3,295,858
Pediatrix Medical Group, Inc. (a)	127,200	6,220,080
RehabCare Group, Inc. (a)	45,100	669,735
Sierra Health Services, Inc. (a)	149,800	5,398,792
Sunrise Senior Living, Inc. (a)(b)	117,500	3,609,600
United Surgical Partners International, Inc. (a)(b)	117,050	3,318,368
Health Care Providers & Services Total		57,069,893
Health Care Technology – 1.0%
Allscripts Healthcare Solutions, Inc. (a)(b)	125,300	3,381,847
Cerner Corp. (a)(b)	170,100	7,739,550
Dendrite International, Inc. (a)	114,800	1,229,508
Per-Se Technologies, Inc. (a)(b)	87,427	2,428,722
Health Care Technology Total		14,779,627
Life Sciences Tools & Services – 0.6%
Cambrex Corp.	70,200	1,594,944
Dionex Corp. (a)	50,400	2,858,184

10

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
Enzo Biochem, Inc. (a)(b)	79,320	1,131,897
Kendle International, Inc. (a)	32,100	1,009,545
PAREXEL International Corp. (a)	71,400	2,068,458
PharmaNet Development Group, Inc. (a)(b)	48,300	1,065,981
Life Sciences Tools & Services Total		9,729,009
Pharmaceuticals – 0.7%
Alpharma, Inc., Class A	112,200	2,704,020
Bradley Pharmaceuticals, Inc. (a)(b)	43,100	886,998
MGI Pharma, Inc. (a)	207,000	3,810,870
Noven Pharmaceuticals, Inc. (a)(b)	63,900	1,626,255
Sciele Pharma, Inc. (a)(b)	76,800	1,843,200
Pharmaceuticals Total		10,871,343
HEALTH CARE TOTAL		178,969,242
INDUSTRIALS – 16.6%
Aerospace & Defense – 2.1%
AAR Corp. (a)(b)	96,400	2,813,916
Applied Signal Technology, Inc. (b)	31,200	438,672
Armor Holdings, Inc. (a)(b)	79,200	4,344,120
Ceradyne, Inc. (a)(b)	70,800	4,000,200
Cubic Corp.	40,600	881,020
Curtiss-Wright Corp. (b)	115,200	4,271,616
EDO Corp. (b)	43,200	1,025,568
Esterline Technologies Corp. (a)	66,800	2,687,364
GenCorp, Inc. (a)(b)	146,100	2,048,322
Moog, Inc., Class A (a)	110,975	4,238,135
Teledyne Technologies, Inc. (a)	90,900	3,647,817
Triumph Group, Inc. (b)	42,600	2,233,518
Aerospace & Defense Total		32,630,268
Air Freight & Logistics – 0.5%
EGL, Inc. (a)(b)	83,200	2,477,696
Forward Air Corp. (b)	79,850	2,310,061
HUB Group, Inc., Class A (a)	104,300	2,873,465
Air Freight & Logistics Total		7,661,222
Airlines – 0.4%
Frontier Airlines Holdings, Inc. (a)(b)	96,000	710,400
Mesa Air Group, Inc. (a)	95,100	815,007
Skywest, Inc.	167,700	4,278,027
Airlines Total		5,803,434
Building Products – 1.2%
Apogee Enterprises, Inc.	74,000	1,428,940

11

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Building Products – (continued)
ElkCorp. (b)	54,000	2,218,860
Griffon Corp. (a)	68,600	1,749,300
Lennox International, Inc.	151,400	4,634,354
NCI Building Systems, Inc. (a)	52,000	2,691,000
Simpson Manufacturing Co., Inc. (b)	96,000	3,038,400
Universal Forest Products, Inc. (b)	49,400	2,303,028
Building Products Total		18,063,882
Commercial Services & Supplies – 3.5%
ABM Industries, Inc.	114,300	2,595,753
Administaff, Inc.	63,500	2,715,895
Angelica Corp.	24,900	642,420
Bowne & Co., Inc.	76,100	1,213,034
Brady Corp., Class A (b)	141,400	5,271,392
CDI Corp. (b)	34,100	849,090
Central Parking Corp. (b)	43,000	774,000
Consolidated Graphics, Inc. (a)(b)	30,900	1,825,263
G&K Services, Inc., Class A (b)	56,200	2,185,618
Healthcare Services Group, Inc. (b)	72,000	2,085,120
Heidrick & Struggles International, Inc. (a)	46,000	1,948,560
John H. Harland Co. (b)	67,000	3,363,400
Labor Ready, Inc. (a)	136,700	2,505,711
Mobile Mini, Inc. (a)(b)	93,600	2,521,584
On Assignment, Inc. (a)	86,500	1,016,375
School Specialty, Inc. (a)(b)	48,600	1,822,014
Spherion Corp. (a)	148,300	1,101,869
Standard Register Co.	32,600	391,200
Tetra Tech, Inc. (a)	151,200	2,735,208
United Stationers, Inc. (a)	79,400	3,707,186
Viad Corp.	56,700	2,302,020
Volt Information Sciences, Inc. (a)(b)	22,600	1,134,746
Waste Connections, Inc. (a)	118,850	4,938,217
Watson Wyatt & Co. Holdings	111,200	5,020,680
Commercial Services & Supplies Total		54,666,355
Construction & Engineering – 1.2%
EMCOR Group, Inc. (a)	83,200	4,729,920
Insituform Technologies, Inc., Class A (a)(b)	71,400	1,846,404
Shaw Group, Inc. (a)(b)	211,100	7,071,850

12

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – (continued)
URS Corp. (a)	136,200	5,836,170
Construction & Engineering Total		19,484,344
Electrical Equipment – 1.5%
A.O. Smith Corp.	59,500	2,234,820
Acuity Brands, Inc.	112,900	5,875,316
Baldor Electric Co.	76,300	2,549,946
Belden CDT, Inc. (b)	113,950	4,454,306
C&D Technologies, Inc. (b)	67,300	319,002
MagneTek, Inc. (a)(b)	76,900	434,485
Regal-Beloit Corp.	81,100	4,258,561
Vicor Corp.	51,200	568,832
Woodward Governor Co.	77,000	3,057,670
Electrical Equipment Total		23,752,938
Industrial Conglomerates – 0.2%
Standex International Corp.	32,600	982,238
Tredegar Corp. (b)	73,300	1,657,313
Industrial Conglomerates Total		2,639,551
Machinery – 3.9%
A.S.V., Inc. (a)(b)	53,900	876,953
Albany International Corp., Class A (b)	76,400	2,514,324
Astec Industries, Inc. (a)(b)	49,400	1,733,940
Barnes Group, Inc.	104,000	2,262,000
Briggs & Stratton Corp. (b)	129,300	3,484,635
CLARCOR, Inc. (b)	133,800	4,523,778
EnPro Industries, Inc. (a)(b)	55,500	1,843,155
Gardner Denver, Inc. (a)	137,700	5,137,587
IDEX Corp.	140,650	6,668,216
Kaydon Corp. (b)	73,900	2,936,786
Lindsay Manufacturing Co.	30,500	995,825
Lydall, Inc. (a)	42,500	459,425
Manitowoc Co., Inc.	161,500	9,597,945
Mueller Industries, Inc.	97,100	3,078,070
Robbins & Myers, Inc.	44,000	2,020,480
Toro Co.	107,400	5,008,062
Valmont Industries, Inc.	45,000	2,497,050
Wabash National Corp. (b)	81,700	1,233,670
Watts Water Technologies, Inc., Class A (b)	76,200	3,132,582
Machinery Total		60,004,483

13

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – 0.3%
Kirby Corp. (a)	138,800	4,737,244
Marine Total		4,737,244
Road & Rail – 1.3%
Arkansas Best Corp. (b)	65,500	2,358,000
Heartland Express, Inc. (b)	154,568	2,321,611
Kansas City Southern (a)	198,900	5,764,122
Knight Transportation, Inc. (b)	151,100	2,576,255
Landstar System, Inc.	149,200	5,696,456
Old Dominion Freight Line, Inc. (a)	73,350	1,765,535
Road & Rail Total		20,481,979
Trading Companies & Distributors – 0.5%
Applied Industrial Technologies, Inc. (b)	97,825	2,573,776
Kaman Corp.	63,200	1,415,048
Lawson Products, Inc.	10,900	500,201
Watsco, Inc. (b)	64,200	3,027,672
Trading Companies & Distributors Total		7,516,697
INDUSTRIALS TOTAL		257,442,397
INFORMATION TECHNOLOGY – 16.8%
Communications Equipment – 1.2%
Bel Fuse, Inc., Class B	31,100	1,081,969
Black Box Corp. (b)	45,500	1,910,545
Blue Coat Systems, Inc. (a)(b)	37,900	907,705
C-COR, Inc. (a)	126,500	1,409,210
Comtech Telecommunications Corp. (a)(b)	60,500	2,303,235
Digi International, Inc. (a)	65,800	907,382
Ditech Networks, Inc. (a)	85,500	591,660
Harmonic, Inc. (a)	195,900	1,424,193
Inter-Tel, Inc.	56,100	1,243,176
NETGEAR, Inc. (a)(b)	88,500	2,323,125
Network Equipment Technologies, Inc. (a)(b)	66,100	384,702
PC-Tel, Inc. (a)	58,600	547,910
Symmetricom, Inc. (a)(b)	121,100	1,080,212
Tollgrade Communications, Inc. (a)	36,000	380,520
ViaSat, Inc. (a)	63,800	1,901,878
Communications Equipment Total		18,397,422
Computers & Peripherals – 0.9%
Adaptec, Inc. (a)	308,100	1,435,746

14

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Avid Technology, Inc. (a)(b)	107,475	4,004,518
Hutchinson Technology, Inc. (a)(b)	68,000	1,602,760
Komag, Inc. (a)(b)	81,400	3,083,432
Neoware Systems, Inc. (a)(b)	52,300	690,883
Novatel Wireless, Inc. (a)(b)	78,600	760,062
Synaptics, Inc. (a)(b)	66,400	1,971,416
Computers & Peripherals Total		13,548,817
Electronic Equipment & Instruments – 4.6%
Aeroflex, Inc. (a)	192,900	2,260,788
Agilysys, Inc.	80,300	1,344,222
Anixter International, Inc. (a)	88,600	4,810,980
Bell Microproducts, Inc. (a)(b)	79,800	562,590
Benchmark Electronics, Inc. (a)(b)	169,725	4,134,501
Brightpoint, Inc. (a)(b)	132,640	1,784,008
Checkpoint Systems, Inc. (a)	103,000	2,080,600
Cognex Corp. (b)	116,900	2,784,558
Coherent, Inc. (a)(b)	82,000	2,588,740
CTS Corp. (b)	93,900	1,474,230
Daktronics, Inc. (b)	83,300	3,069,605
Electro Scientific Industries, Inc. (a)	76,300	1,536,682
FLIR Systems, Inc. (a)(b)	171,900	5,471,577
Gerber Scientific, Inc. (a)	60,300	757,368
Global Imaging Systems, Inc. (a)	134,100	2,943,495
Insight Enterprises, Inc. (a)	126,800	2,392,716
Itron, Inc. (a)(b)	67,100	3,478,464
Keithley Instruments, Inc.	36,900	485,235
Littelfuse, Inc. (a)	58,700	1,871,356
LoJack Corp. (a)(b)	47,700	814,716
Mercury Computer Systems, Inc. (a)(b)	58,100	776,216
Methode Electronics, Inc., Class A	98,100	1,062,423
MTS Systems Corp.	47,800	1,846,036
Park Electrochemical Corp.	52,900	1,356,885
Paxar Corp. (a)(b)	108,200	2,495,092
Photon Dynamics, Inc. (a)	44,700	522,543
Planar Systems, Inc. (a)	44,700	432,249
RadiSys Corp. (a)(b)	57,100	951,857
Rogers Corp. (a)	46,200	2,732,730
ScanSource, Inc. (a)(b)	67,500	2,052,000
Technitrol, Inc.	106,800	2,551,452
Trimble Navigation Ltd. (a)(b)	145,900	7,401,507

15

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
X-Rite, Inc. (b)	75,200	924,960
Electronic Equipment & Instruments Total		71,752,381
Internet Software & Services – 1.4%
Bankrate, Inc. (a)(b)	29,900	1,134,705
Digital Insight Corp. (a)	85,000	3,271,650
Digitas, Inc. (a)	226,900	3,042,729
InfoSpace, Inc. (a)(b)	82,200	1,685,922
j2 Global Communications, Inc. (a)(b)	130,300	3,550,675
MIVA, Inc. (a)(b)	73,500	249,165
United Online, Inc.	171,900	2,282,832
WebEx Communications, Inc. (a)(b)	112,900	3,939,081
Websense, Inc. (a)(b)	117,200	2,675,676
Internet Software & Services Total		21,832,435
IT Services – 1.8%
CACI International, Inc., Class A (a)	80,400	4,542,600
Carreker Corp. (a)	53,100	405,684
CIBER, Inc. (a)(b)	142,500	966,150
eFunds Corp. (a)	122,800	3,377,000
Gevity HR, Inc. (b)	66,000	1,563,540
Global Payments, Inc.	178,800	8,278,440
Keane, Inc. (a)	116,900	1,392,279
Mantech International Corp. (a)	47,800	1,760,474
MAXIMUS, Inc.	56,500	1,739,070
Startek, Inc. (b)	29,700	402,138
Sykes Enterprises, Inc. (a)	77,600	1,368,864
TALX Corp. (b)	81,875	2,247,469
IT Services Total		28,043,708
Semiconductors & Semiconductor Equipment – 3.4%
Actel Corp. (a)	68,300	1,240,328
Advanced Energy Industries, Inc. (a)	92,800	1,751,136
ATMI, Inc. (a)	91,600	2,796,548
Axcelis Technologies, Inc. (a)	265,700	1,549,031
Brooks Automation, Inc. (a)	197,630	2,845,872
Cabot Microelectronics Corp. (a)	62,800	2,131,432
Cohu, Inc.	59,300	1,195,488
Cymer, Inc. (a)(b)	97,400	4,280,730
Diodes, Inc. (a)(b)	52,400	1,859,152
DSP Group, Inc. (a)	76,200	1,653,540

16

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Exar Corp. (a)	96,400	1,253,200
FEI Co. (a)(b)	66,500	1,753,605
Intevac, Inc. (a)	55,500	1,440,225
Kopin Corp. (a)(b)	178,000	635,460
Kulicke & Soffa Industries, Inc. (a)(b)	149,700	1,257,480
Microsemi Corp. (a)	186,500	3,664,725
MKS Instruments, Inc. (a)	96,400	2,176,712
Pericom Semiconductor Corp. (a)	68,600	786,842
Photronics, Inc. (a)	109,400	1,787,596
Rudolph Technologies, Inc. (a)(b)	65,300	1,039,576
Skyworks Solutions, Inc. (a)(b)	422,400	2,990,592
Standard Microsystems Corp. (a)(b)	58,100	1,625,638
Supertex, Inc. (a)(b)	36,000	1,413,000
Ultratech, Inc. (a)(b)	60,800	758,784
Varian Semiconductor Equipment Associates, Inc. (a)	145,150	6,607,228
Veeco Instruments, Inc. (a)	81,500	1,526,495
Semiconductors & Semiconductor Equipment Total		52,020,415
Software – 3.5%
Altiris, Inc. (a)	63,500	1,611,630
ANSYS, Inc. (a)	101,000	4,392,490
Captaris, Inc. (a)	70,900	550,893
Catapult Communications Corp. (a)	27,600	247,848
Epicor Software Corp. (a)(b)	151,700	2,049,467
EPIQ Systems, Inc. (a)(b)	37,800	641,466
FactSet Research Systems, Inc.	98,900	5,585,872
Hyperion Solutions Corp. (a)	153,450	5,514,993
JDA Software Group, Inc. (a)(b)	76,900	1,058,913
Kronos, Inc. (a)	83,600	3,071,464
Manhattan Associates, Inc. (a)	71,500	2,150,720
MapInfo Corp. (a)	56,000	730,800
Micros Systems, Inc. (a)	103,700	5,464,990
Napster, Inc. (a)(b)	117,800	427,614
Open Solutions, Inc. (a)	54,600	2,055,144
Phoenix Technologies Ltd. (a)	66,700	300,150
Progress Software Corp. (a)	107,800	3,010,854
Quality Systems, Inc. (b)	44,500	1,658,515
Radiant Systems, Inc. (a)(b)	68,000	709,920
Secure Computing Corp. (a)(b)	169,200	1,109,952
Sonic Solutions (a)	68,200	1,111,660

17

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
SPSS, Inc. (a)	51,700	1,554,619
Take-Two Interactive Software, Inc. (a)(b)	190,250	3,378,840
THQ, Inc. (a)(b)	168,650	5,484,498
Software Total		53,873,312
INFORMATION TECHNOLOGY TOTAL		259,468,490
MATERIALS – 5.1%
Chemicals – 1.3%
Arch Chemicals, Inc.	63,300	2,108,523
Georgia Gulf Corp. (b)	89,800	1,734,038
H.B. Fuller Co.	156,400	4,038,248
MacDermid, Inc.	65,600	2,236,960
Material Sciences Corp. (a)	33,300	430,902
OM Group, Inc. (a)	77,000	3,486,560
Omnova Solutions, Inc. (a)(b)	109,900	503,342
Penford Corp.	23,500	406,550
PolyOne Corp. (a)	243,300	1,824,750
Quaker Chemical Corp.	26,000	573,820
Schulman A, Inc. (b)	63,400	1,410,650
Tronox, Inc., Class B (b)	108,200	1,708,478
Wellman, Inc. (b)	85,800	273,702
Chemicals Total		20,736,523
Construction Materials – 0.4%
Headwaters, Inc. (a)	111,000	2,659,560
Texas Industries, Inc. (b)	62,900	4,040,067
Construction Materials Total		6,699,627
Containers & Packaging – 0.7%
AptarGroup, Inc.	90,400	5,337,216
Caraustar Industries, Inc. (a)	76,300	617,267
Chesapeake Corp.	52,000	885,040
Myers Industries, Inc.	70,800	1,108,728
Rock-Tenn Co., Class A	86,400	2,342,304
Containers & Packaging Total		10,290,555
Metals & Mining – 2.2%
A.M. Castle & Co. (b)	33,000	839,850
AMCOL International Corp. (b)	57,300	1,589,502
Brush Engineered Materials, Inc. (a)(b)	52,800	1,783,056
Carpenter Technology Corp.	67,100	6,879,092
Century Aluminum Co. (a)(b)	60,400	2,696,860

18

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Chaparral Steel Co.	121,400	5,374,378
Cleveland-Cliffs, Inc. (b)	108,000	5,231,520
Quanex Corp.	97,000	3,355,230
RTI International Metals, Inc. (a)(b)	59,900	4,685,378
Ryerson Tull, Inc. (b)	68,900	1,728,701
Steel Technologies, Inc.	30,100	528,255
Metals & Mining Total		34,691,822
Paper & Forest Products – 0.5%
Buckeye Technologies, Inc. (a)	98,800	1,183,624
Deltic Timber Corp. (b)	26,700	1,489,326
Neenah Paper, Inc.	38,800	1,370,416
Pope & Talbot, Inc. (a)(b)	42,800	234,116
Schweitzer-Mauduit International, Inc.	40,500	1,055,025
Wausau-Mosinee Paper Corp.	117,300	1,758,327
Paper & Forest Products Total		7,090,834
MATERIALS TOTAL		79,509,361
PRIVATE PLACEMENT – 0.0%
Private Placement – 0.0%
CSF Holdings, Inc. Escrow (a)(c)(d)	2,062	—
Private Placement Total		—
PRIVATE PLACEMENT TOTAL		—
TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
Commonwealth Telephone Enterprises, Inc.	55,300	2,314,858
CT Communications, Inc.	52,600	1,205,592
General Communication, Inc., Class A (a)(b)	117,300	1,845,129
Diversified Telecommunication Services Total		5,365,579
TELECOMMUNICATION SERVICES TOTAL		5,365,579
UTILITIES – 5.0%
Electric Utilities – 1.1%
ALLETE, Inc. (b)	79,700	3,709,238
Central Vermont Public Service Corp.	26,600	626,430
Cleco Corp.	150,800	3,804,684
El Paso Electric Co. (a)	122,400	2,982,888
Green Mountain Power Corp.	13,900	471,071
UIL Holdings Corp.	64,733	2,731,085
Unisource Energy Corp. (b)	92,400	3,375,372
Electric Utilities Total		17,700,768

19

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 3.4%
Atmos Energy Corp.	229,000	7,307,390
Cascade Natural Gas Corp.	30,200	782,784
Energen Corp.	189,800	8,909,212
Laclede Group, Inc. (b)	56,100	1,965,183
New Jersey Resources Corp.	72,600	3,526,908
Northwest Natural Gas Co.	72,100	3,059,924
Piedmont Natural Gas Co.	197,600	5,285,800
South Jersey Industries, Inc.	76,800	2,565,888
Southern Union Co.	282,387	7,892,717
Southwest Gas Corp.	108,800	4,174,656
UGI Corp.	277,500	7,570,200
Gas Utilities Total		53,040,662
Multi-Utilities – 0.4%
Avista Corp.	136,400	3,452,284
CH Energy Group, Inc. (b)	35,600	1,879,680
Multi-Utilities Total		5,331,964
Water Utilities – 0.1%
American States Water Co. (b)	44,700	1,726,314
Water Utilities Total		1,726,314
UTILITIES TOTAL		77,799,708

Total Common Stocks
(cost of $959,750,753)		1,532,382,468

Securities Lending Collateral – 25.3%
State Street Navigator Securities Lending Prime Portfolio (e)	391,542,988	391,542,988

Total Securities Lending Collateral
(cost of $391,542,988)		391,542,988

	Par ($)
Short-Term Obligations – 0.9%
U.S. GOVERNMENT OBLIGATION – 0.1%
United States Treasury Bill
4.805% 03/15/07 (f)(g)	1,000,000	987,854
U.S. GOVERNMENT OBLIGATIONS TOTAL		987,854
REPURCHASE AGREEMENT – 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S. Government Agency Obligation maturing 07/18/11, market value of $13,346,900 (repurchase proceeds $13,090,574)	13,083,000	13,083,000

20

REPURCHASE AGREEMENT TOTAL	987,854

Total Short-Term Obligations
(cost of $14,070,854)	14,070,854

Total Investments – 125.2%
(cost of $1,365,364,595) (h)(i)	1,937,996,310

Other Assets & Liabilities, Net – (25.2)%	(390,345,602)

Net Assets – 100.0%	1,547,650,708

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at December 31, 2006. The market value of securities on loan at December 31, 2006 is $377,351,480

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	Security has no value.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Security pledged as collateral for open futures contracts.

(h)	Cost for federal income tax purposes is $1,365,364,595.

(i)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$622,697,385	$(50,065,670)	$572,631,715

At December 31, 2006, the Fund held the following open long futures contracts:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
Russell 2000 Index	39	$15,500,550	$15,538,185	Mar -2007	$(37,635)

21

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Convertible Securities Fund

		Par ($)	Value ($)*
Convertible Bonds – 70.9%
CONSUMER DISCRETIONARY – 8.6%
Hotels, Restaurants & Leisure – 2.8%
Caesars Entertainment, Inc.
	5.374% 04/15/24(a)	2,890,000	3,746,307
Four Seasons Hotels & Resorts
	1.875% 07/30/24	5,370,000	6,605,100
Hilton Hotels Corp.
	3.375% 04/15/23	6,972,000	10,998,330
Scientific Games Corp.
	(b)0.750% 12/01/24 (0.500 06/01/10)	800,000	915,000
	(b)0.750% 12/01/24 (0.500 06/01/10)(c)	7,158,000	8,186,963
Hotels, Restaurants & Leisure Total			30,451,700
Internet & Catalog Retail – 0.6%
Amazon.com, Inc.
	4.750% 02/01/09	6,973,000	6,842,256
Internet & Catalog Retail Total			6,842,256
Media – 4.0%
EchoStar Communications Corp.
	5.750% 05/15/08	10,966,000	11,171,612
International Game Technology
	2.600% 12/15/36(c)	1,000,000	996,250
Lions Gate Entertainment Corp.
	2.938% 10/15/24(c)	3,856,000	4,174,120
	2.938% 10/15/24	1,630,000	1,764,475
	(b)3.625% 03/15/25 (3.125 03/15/12)(c)	2,960,000	2,989,600
	(b)3.625% 03/15/25 (3.125 03/15/12)	2,905,000	2,934,050
Playboy Enterprises, Inc.
	3.000% 03/15/25(c)	4,855,000	4,557,631
Walt Disney Co.
	2.125% 04/15/23	11,865,000	14,415,975
XM Satellite Radio Holdings, Inc.
	1.750% 12/01/09	1,958,000	1,661,853
Media Total			44,665,566
Specialty Retail – 1.2%
Rare Hospitality International, Inc.
	2.500% 11/15/26(c)	2,000,000	2,002,500

1

		Par ($)	Value ($)
Convertible Bonds – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
United Auto Group, Inc.
	3.500% 04/01/26(c)	9,950,000	11,517,125
Specialty Retail Total			13,519,625
CONSUMER DISCRETIONARY TOTAL			95,479,147
CONSUMER STAPLES – 0.5%
Household Products – 0.5%
Church & Dwight
	5.250% 08/15/33(c)	3,725,000	5,364,000
Household Products Total			5,364,000
CONSUMER STAPLES TOTAL			5,364,000
ENERGY – 5.9%
Coal – 0.7%
Peabody Energy Corp.
	4.375% 12/15/66	8,340,000	7,954,275
Coal Total			7,954,275
Energy Equipment & Services – 2.1%
Hanover Compress Co.
	4.750% 01/15/14	2,460,000	3,514,725
Pride International, Inc.
	3.250% 05/01/33(c)	3,560,000	4,472,250
	3.250% 05/01/33	3,830,000	4,811,438
Schlumberger Ltd.
	2.125% 06/01/23	6,593,000	10,820,761
Energy Equipment & Services Total			23,619,174
Oil & Gas Services – 0.5%
Hornbeck Offshore Services, Inc.
	1.625%(b) 11/15/26 (1.375 11/15/13)(c)	6,000,000	6,067,200
Oil & Gas Services Total			6,067,200
Oil, Gas & Consumable Fuels – 2.6%
Cheniere Energy, Inc.
	2.250% 08/01/12(c)	1,987,000	2,061,513
	2.250% 08/01/12	964,000	1,000,150
Chesapeake Energy Corp.
	2.750% 11/15/35(c)	3,231,000	3,267,349
	2.750% 11/15/35	10,115,000	10,228,794
Nabors Industries, Inc.
	0.940% 05/15/11	4,870,000	4,656,937
OMI Corp.
	2.875% 12/01/24(c)	4,050,000	3,893,062

2

		Par ($)	Value ($)
Convertible Bonds – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	2.875% 12/01/24	3,460,000	3,325,925
Oil, Gas & Consumable Fuels Total			28,433,730
ENERGY TOTAL			66,074,379
FINANCIALS – 4.5%
Commercial Banks – 1.2%
Wells Fargo & Co.
	5.121% 05/01/33(a)	13,183,000	13,225,581
Commercial Banks Total			13,225,581
Diversified Financial Services – 0.9%
CapitalSource, Inc.
	3.500% 07/15/34(c)	8,955,000	10,343,025
Diversified Financial Services Total			10,343,025
Insurance – 1.3%
American Equity Investment Life Insurance Co.
	5.250% 12/06/24(c)	3,488,000	4,146,360
Conseco, Inc.
	(b) 09/30/35 (3.500% 09/30/10)(c)	6,665,000	6,581,687
	(b) 09/30/35 (3.500% 09/30/10)	3,976,000	3,926,300
Insurance Total			14,654,347
Real Estate Investment Trusts (REITs) – 1.1%
Archstone-Smith Operating Trust
	4.000% 07/15/36	4,870,000	5,192,637
Boston Properties, Inc.
	3.750% 05/15/36	2,933,000	3,398,614
Digital Realty Trust LP
	4.125% 08/15/26(c)	2,730,000	3,182,689
Real Estate Investment Trusts (REITs) Total			11,773,940
FINANCIALS TOTAL			49,996,893
HEALTH CARE – 21.5%
Biotechnology – 4.7%
Amgen, Inc.
	0.125% 02/01/11(c)	2,982,000	2,907,450
	0.375% 02/01/13(c)	4,970,000	4,883,025
Amylin Pharmaceuticals
	2.500% 04/15/11(c)	5,965,000	7,493,531
BioMarin Pharmaceuticals, Inc.
	2.500% 03/29/13	2,987,000	3,614,270

3

		Par ($)	Value ($)
Convertible Bonds – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
Cubist Pharmaceuticals, Inc.
	2.250% 06/15/13	4,807,000	4,344,326
Invitrogen Corp.
	2.000% 08/01/23	10,690,000	10,663,275
	3.250% 06/15/25	1,964,000	1,848,615
Millennium Pharmaceuticals, Inc.
	5.500% 01/15/07	3,346,000	3,333,453
PDL BioPharma, Inc.
	2.000% 02/15/12(c)	3,210,000	3,378,525
	2.000% 02/15/12	5,572,000	5,864,530
Vertex Pharmaceuticals
	5.000% 09/19/07	4,400,000	4,180,000
Biotechnology Total			52,511,000
Health Care Equipment & Supplies – 4.9%
Advanced Medical Optics, Inc.
	2.500% 07/15/24(c)	7,610,000	7,362,675
American Medical Systems Holdings, Inc.
	3.250% 07/01/36	975,000	1,137,094
Cytyc Corp.
	2.250% 03/15/24	9,318,000	10,016,850
Edwards Lifesciences Corp.
	3.875% 05/15/33	7,955,000	8,114,100
Fisher Scientific International, Inc.
	3.250% 03/01/24	13,077,000	16,918,368
Medtronic, Inc.
	1.500% 04/15/11(c)	10,938,000	11,594,280
Health Care Equipment & Supplies Total			55,143,367
Health Care Providers & Services – 4.6%
Apria Healthcare Group, Inc.
	3.375% 09/01/33	6,130,000	6,130,000
Emdeon Corp.
	1.750% 06/15/23	3,820,000	3,667,200
	3.125% 09/01/25	1,952,000	1,934,920
Henry Schein, Inc.
	3.000% 08/15/34(c)	3,980,000	4,815,800
LifePoint Hospitals, Inc.
	3.250% 08/15/25(c)	1,537,000	1,381,379
	3.250% 08/15/25	3,820,000	3,433,225
Lincare Holdings, Inc.
	3.000% 06/15/33(c)	12,890,000	12,616,087

4

		Par ($)	Value ($)
Convertible Bonds – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Manor Care, Inc.
	2.000% 06/01/36(c)	2,990,000	3,139,500
	(b) 2.125% 08/01/35 (1.875% 08/01/10)	3,482,000	3,934,660
Omnicare, Inc.
	3.250% 12/15/35	12,223,000	10,603,453
Health Care Providers & Services Total			51,656,224
Life Sciences Tool & Services – 1.2%
Nektar Therapeutics
	3.250% 09/28/12	13,005,000	12,988,744
Life Sciences Tool & Services Total			12,988,744
Pharmaceuticals – 6.1%
Allergan, Inc.
	1.500% 04/01/26(c)	9,100,000	9,919,000
	1.500% 04/01/26	100,000	109,000
Bristol-Myers Squibb Co.
	4.860% 09/15/23(a)	8,808,000	8,808,000
Isis Pharmaceuticals, Inc.
	5.500% 05/01/09	1,960,000	1,947,750
Sepracor, Inc.
	5.000% 02/15/07	19,080,000	18,984,600
Teva Pharmaceutical Finance Co., BV
	1.750% 02/01/26	14,740,000	13,579,225
Teva Pharmaceutical Finance LLC
	0.250% 02/01/26	2,935,000	2,799,256
Watson Pharmaceuticals, Inc.
	1.750% 03/15/23	3,134,000	2,891,115
Wyeth
	5.109% 01/15/24(a)(c)	7,960,000	8,641,376
Pharmaceuticals Total			67,679,322
HEALTH CARE TOTAL			239,978,657
INDUSTRIALS – 6.5%
Aerospace & Defense – 3.5%
Ceradyne, Inc.
	2.875% 12/15/35	2,944,000	3,529,120
DRS Technologies, Inc.
	2.000% 02/01/26(c)	7,450,000	7,841,125
L-3 Communications Corp.
	3.000% 08/01/35(c)	4,756,000	4,993,800
	3.000% 08/01/35	11,130,000	11,686,500

5

		Par ($)	Value ($)
Convertible Bonds – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Lockheed Martin Corp.
	5.124% 08/15/33(a)	8,685,000	11,525,082
Aerospace & Defense Total			39,575,627
Airlines – 0.4%
ExpressJet Holdings, Inc.
	4.250% 08/01/23	1,958,000	1,847,863
UAL Corp.
	5.000% 02/01/21	1,960,000	2,266,818
Airlines Total			4,114,681
Distribution/Wholesale – 0.2%
WESCO International, Inc.
	1.750% 11/15/26(c)	2,000,000	1,930,000
Distribution/Wholesale Total			1,930,000
Electrical Components & Equipment – 0.4%
General Cable Corp.
	0.875% 11/15/13	3,815,000	4,067,743
Electrical Components & Equipment Total			4,067,743
Electrical Equipment – 0.7%
Roper Industries, Inc.
	(b) 01/15/34 (1.481% 01/15/09)	11,560,000	7,514,000
Electrical Equipment Total			7,514,000
Industrial Conglomerates – 1.3%
3M Co.
	2.400% 11/21/32(a)	3,928,000	3,584,300
Barnes Group, Inc.
	3.750% 08/01/25	3,637,000	4,218,920
Trinity Industries, Inc.
	3.875% 06/01/36	6,830,000	6,898,300
Industrial Conglomerates Total			14,701,520
INDUSTRIALS TOTAL			71,903,571
INFORMATION TECHNOLOGY – 17.0%
Communications Equipment – 1.5%
JDS Uniphase Corp.
	1.000% 05/15/26(c)	2,980,000	2,581,425
Liberty Media Corp.
	3.500% 01/15/31(c)	2,425,000	2,418,937
	3.500% 01/15/31	8,650,000	8,628,375
	4.000% 11/15/29	2,338,000	1,560,615

6

		Par ($)	Value ($)
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Powerwave Technologies, Inc.
	1.875% 11/15/24	1,762,000	1,605,623
Communications Equipment Total			16,794,975
Computers & Peripherals – 0.7%
EMC Corp.
	1.750% 12/01/11(c)	2,500,000	2,590,625
Hutchinson Technology, Inc.
	3.250% 01/15/26	5,549,000	5,153,634
Computers & Peripherals Total			7,744,259
Electronic Equipment & Instruments – 2.3%
Avnet, Inc.
	2.000% 03/15/34	5,871,000	5,907,694
Flir Systems, Inc.
	3.000% 06/01/23	972,000	1,494,450
LeCroy Corp.
	4.000% 10/15/26(c)	2,000,000	2,080,000
Vishay Intertechnology, Inc.
	3.625% 08/01/23(c)	9,880,000	9,867,650
	3.625% 08/01/23	6,670,000	6,661,662
Electronic Equipment & Instruments Total			26,011,456
Internet Software & Services – 0.4%
Symantec Corp.
	0.750% 06/15/11(c)	4,000,000	4,820,000
Internet Software & Services Total			4,820,000
IT Services – 4.2%
Ciber, Inc.
	2.875% 12/15/23(c)	7,288,000	6,732,290
CSG Systems International, Inc.
	2.500% 06/15/24(c)	9,920,000	11,246,800
DST Systems, Inc.
	4.125% 08/15/23(c)	9,925,000	13,795,750
Electronic Data Systems Corp.
	3.875% 07/15/23	950,000	1,008,188
	3.875% 07/15/23(c)	12,940,000	13,732,575
IT Services Total			46,515,603
Semiconductors & Semiconductor Equipment – 4.6%
Agere Systems, Inc.
	6.500% 12/15/09	8,190,000	8,333,325
Amkor Technology, Inc.
	2.500% 05/15/11	970,000	919,075

7

		Par ($)	Value ($)
Convertible Bonds – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
ASM International NV
	4.250% 12/06/11	738,000	839,475
	4.250% 12/06/11(c)	2,990,000	3,401,125
Fairchild Semiconductor Corp.
	5.000% 11/01/08	9,470,000	9,363,462
Intel Corp.
	2.950% 12/15/35	3,915,000	3,543,075
	2.950% 12/15/35(c)	8,028,000	7,265,340
ON Semiconductor Corp.
	2.625% 12/15/26(c)	8,000,000	8,000,000
Skyworks Solutions, Inc.
	4.750% 11/15/07	7,092,000	7,127,460
Spansion, Inc.
	2.250% 06/15/16(c)	1,985,000	2,091,694
Semiconductors & Semiconductor Equipment Total			50,884,031
Software – 3.3%
Amdocs Ltd.
	0.500% 03/15/24	8,829,000	9,369,776
Fair Isaac Corp.
	1.500% 08/15/23(c)	3,955,000	4,182,412
	1.500% 08/15/23	4,900,000	5,181,750
Mentor Graphics Corp.
	6.250% 03/01/26	1,919,000	2,499,498
Open Solutions, Inc.
	(b) 02/02/35 (1.467% 02/02/12)(c)	3,500,000	2,733,570
Sybase, Inc.
	1.750% 02/22/25(c)	11,420,000	12,704,750
Software Total			36,671,756
INFORMATION TECHNOLOGY TOTAL			189,442,080
MATERIALS – 1.2%
Containers & Packaging – 1.1%
Sealed Air Corp.
	3.000% 06/30/33(c)	12,075,000	12,527,813
Containers & Packaging Total			12,527,813

8

		Par ($)	Value ($)
Convertible Bonds – (continued)
MATERIALS – (continued)
Metals & Mining – 0.1%
Minefinders Corp.
	4.500% 12/15/11(c)	1,000,000	1,084,300
Metals & Mining Total			1,084,300
MATERIALS TOTAL			13,612,113
TELECOMMUNICATION SERVICES – 3.8%
Diversified Telecommunication Services – 1.9%
Arris Group, Inc.
	2.000% 11/15/26	2,435,000	2,578,665
Commonwealth Telephone Enterprises, Inc.
	3.250% 07/15/23	5,473,000	5,897,157
Level 3 Communications, Inc.
	6.000% 09/15/09	4,895,000	4,576,825
Time Warner Telecom, Inc.
	2.375% 04/01/26	6,762,000	8,503,215
Diversified Telecommunication Services Total			21,555,862
Wireless Telecommunication Services – 1.9%
American Tower Corp.
	3.000% 08/15/12	933,000	1,773,866
Logix Communications Enterprises
	1.500% 10/01/25(c)	3,975,000	4,327,781
	1.500% 10/01/25	3,689,000	4,016,399
Nextel Communications, Inc.
	5.250% 01/15/10	2,862,000	2,815,493
NII Holdings, Inc.
	2.750% 08/15/25(c)	5,475,000	7,918,219
Wireless Telecommunication Services Total			20,851,758
TELECOMMUNICATION SERVICES TOTAL			42,407,620
UTILITIES – 1.4%
Electric Utilities – 1.0%
Centerpoint Energy, Inc.
	2.875% 01/15/24(c)	1,985,000	2,627,644
	3.750% 05/15/23	5,580,000	8,104,950
Electric Utilities Total			10,732,594
Multi-Utilities – 0.4%
CMS Energy Corp.
	2.875% 12/01/24	3,940,000	5,023,500
Multi-Utilities Total			5,023,500
UTILITIES TOTAL			15,756,094
	Total Convertible Bonds (cost of $739,608,577)		790,014,554

9

	Shares	Value ($)
Convertible Preferred Stocks – 19.0%
CONSUMER DISCRETIONARY – 0.6%
Auto Manufacturers – 0.3%
Ford Motor Co. Capital Trust II	98,000	3,351,600
Auto Manufacturers Total		3,351,600
Multiline Retail – 0.3%
Retail Ventures, Inc., 6.625%	58,000	3,893,250
Multiline Retail Total		3,893,250
CONSUMER DISCRETIONARY TOTAL		7,244,850
CONSUMER STAPLES – 0.1%
Food & Staples Retailing – 0.1%
Rite Aid Corp., 7.000%	23,200	1,415,200
Food & Staples Retailing Total		1,415,200
CONSUMER STAPLES TOTAL		1,415,200
ENERGY – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
Chesapeake Energy Corp., 5.000% (c)	35,000	4,519,375
Goodrich Petroleum Corp., 5.375%	19,300	1,307,575
Goodrich Petroleum Corp., 5.375% (c)	39,760	2,693,183
Oil, Gas & Consumable Fuels Total		8,520,133
ENERGY TOTAL		8,520,133
FINANCIALS – 10.1%
Capital Markets – 1.0%
E*Trade Financial Corp., 6.125%	229,830	6,665,070
Lazard Ltd., 6.625%	100,908	4,164,473
Capital Markets Total		10,829,543
Diversified Financial Services – 1.1%
Lehman Brothers Holdings, Inc., 6.250%	450,500	12,388,750
Diversified Financial Services Total		12,388,750
Insurance – 5.0%
Alleghany Corp., 5.750%	25,950	8,654,325
Citigroup Funding, Inc., 5.020% (a)	389,000	12,377,980
Fortis Insurance, 7.750% (c)	1,490	2,121,504
Metlife, Inc., 6.375%	311,370	9,535,706
Travelers Property Casualty Corp., 4.500%	490,245	12,815,004
XL Capital Ltd., 6.500%	404,750	9,588,528
Insurance Total		55,093,047
Real Estate Investment Trusts (REITs) – 0.9%
Entertainment Properties Trust, 5.375%	147,000	3,566,220
FelCor Lodging Trust, Inc., 7.800%	168,167	4,204,175

10

	Shares	Value ($)
Convertible Preferred Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Simon Property Group, Inc., 6.000%	29,400	2,393,160
Real Estate Investment Trusts (REITs) Total		10,163,555
Thrifts & Mortgage Finance – 2.1%
Fannie Mae, 5.375%	66	6,584,466
Sovereign Capital Trust IV, 4.375%	139,250	6,892,875
Washington Mutual, 5.375%	76,800	4,348,416
Washington Mutual, 5.375% (c)	101,200	5,729,944
Thrifts & Mortgage Finance Total		23,555,701
FINANCIALS TOTAL		112,030,596
HEALTH CARE – 1.5%
Pharmaceuticals – 1.5%
Schering-Plough Corp., 6.000%	297,080	16,896,425
Pharmaceuticals Total		16,896,425
HEALTH CARE TOTAL		16,896,425
INDUSTRIALS – 1.0%
Aerospace & Defense – 0.2%
Northrop Grumman Corp., 7.000%	20,000	2,660,000
Aerospace & Defense Total		2,660,000
Road & Rail – 0.4%
Kansas City Southern, 5.125%	3,191	3,912,964
Road & Rail Total		3,912,964
Trading Companies & Distributors – 0.4%
United Rentals Trust I, 6.500%	85,871	4,186,211
Trading Companies & Distributors Total		4,186,211
INDUSTRIALS TOTAL		10,759,175
MATERIALS – 2.4%
Chemicals – 1.4%
Celanese Corp., 4.250%	228,000	8,208,000
Huntsman Corp., 5.000%	172,038	7,161,081
Chemicals Total		15,369,081
Containers & Packaging – 0.2%
Smurfit-Stone Container Corp., PIK, 7.000%	97,000	2,328,000
Containers & Packaging Total		2,328,000

11

	Shares	Value ($)
Convertible Preferred Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 0.8%
Freeport-McMoRan Copper & Gold, Inc., 5.500%	6,926	9,032,370
Metals & Mining Total		9,032,370
MATERIALS TOTAL		26,729,451
TELECOMMUNICATION SERVICES – 0.9%
Wireless Telecommunication Services – 0.9%
Crown Castle International Corp., 6.250%	187,085	10,219,518
Wireless Telecommunication Services Total		10,219,518
TELECOMMUNICATION SERVICES TOTAL		10,219,518
UTILITIES – 1.6%
Electric Utilities – 1.0%
Entergy Corp., 7.625%	185,695	11,045,139
Electric Utilities Total		11,045,139
Electrical Components & Equipment – 0.1%
Medis Technologies Ltd., 7.250 (c)	150	1,316,250
Electrical Components & Equipment Total		1,316,250
Gas Utilities – 0.5%
Southern Union Co., 5.000%	92,920	4,982,835
Gas Utilities Total		4,982,835
UTILITIES TOTAL		17,344,224
Total Convertible Preferred Stocks (cost of $192,058,967)		211,159,572
Common Stocks – 7.4%
CONSUMER STAPLES – 1.2%
Beverages – 1.0%
Constellation Brands, Inc., Class A (d)	380,807	11,051,019
Beverages Total		11,051,019

12

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 0.2%
Vector Group Ltd.	120,000	2,130,000
Tobacco Total		2,130,000
CONSUMER STAPLES TOTAL		13,181,019
ENERGY – 0.6%
Oil, Gas & Consumable Fuels – 0.6%
Williams Companies, Inc.	273,676	7,148,417
Oil, Gas & Consumable Fuels Total		7,148,417
ENERGY TOTAL		7,148,417
FINANCIALS – 1.7%
Insurance – 1.0%
American International Group, Inc.	119,730	8,579,852
Hartford Financial Services Group, Inc.	24,421	2,278,724
Insurance Total		10,858,576
Real Estate Investment Trusts (REITs) – 0.7%
Regency Centers Corp.	103,883	8,120,534
Real Estate Investment Trusts (REITs) Total		8,120,534
FINANCIALS TOTAL		18,979,110
HEALTH CARE – 0.4%
Health Care Providers & Services – 0.4%
Aetna, Inc.	110,000	4,749,800
Health Care Providers & Services Total		4,749,800
HEALTH CARE TOTAL		4,749,800
INDUSTRIALS – 2.0%
Building Products – 0.7%
Lennox International, Inc.	255,000	7,805,550
Building Products Total		7,805,550
Electrical Equipment – 0.8%
Energy Conversion Devices, Inc. (d)	15,000	509,700
Medis Technologies Ltd. (d)	163,450	2,848,934
Roper Industries, Inc.	110,200	5,536,448
Electrical Equipment Total		8,895,082
Road & Rail – 0.5%
Canadian National Railway Co.	120,000	5,163,600
Road & Rail Total		5,163,600
INDUSTRIALS TOTAL		21,864,232
INFORMATION TECHNOLOGY – 1.5%
Electronic Equipment & Instruments – 0.9%
Trimble Navigation Ltd. (d)	190,700	9,674,211
Electronic Equipment & Instruments Total		9,674,211

13

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Office Electronics – 0.3%
Xerox Corp. (d)	190,478	3,228,602
Office Electronics Total		3,228,602
Software – 0.3%
Citrix Systems, Inc. (d)	120,000	3,246,000
Software Total		3,246,000
INFORMATION TECHNOLOGY TOTAL		16,148,813
Total Common Stocks (cost of $62,403,470)		82,071,391

	Par ($)
Short-Term Obligation – 2.5%
Government & Agency Discount Note – 2.5%
Repurchase agreement with State Street Bank & Trust Co., dated 12/29/06, due 01/02/06 at 5.210%, collateralized by a U.S. Government Agency Obligation maturing 01/19/16, market value of $28,888,725 (repurchase proceeds $28,335,394)	28,319,000	28,319,000
Government & Agency Discount Note Total		28,319,000
Total Short-Term Obligation (cost of $28,319,000)		28,319,000

Total Investments – 99.8% (cost of $1,022,390,014)(e)(f)		1,111,564,517

Other Assets & Liabilities, Net – 0.2%		2,574,488

Net Assets – 100.0%		1,114,139,005

14

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.

(b)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $331,811,833, which represents 29.9% of net assets.

(d)	Non-income producing security.

(e)	Cost for federal income tax purposes is $1,022,390,014.

(f)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$104,727,249	$(15,552,746)	$89,174,503

Acronym	Name

PIK	Payment-In-Kind

15

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Asset Allocation Fund II

	Shares	Value ($)*
Common Stocks – 64.5%
CONSUMER DISCRETIONARY – 7.5%
Automobiles – 0.3%
General Motors Corp.	3,500	107,520
Harley-Davidson, Inc.	5,800	408,726
Automobiles Total		516,246
Hotels, Restaurants & Leisure – 1.9%
Brinker International, Inc.	38,100	1,149,096
Burger King Holdings, Inc. (a)	9,900	208,890
Darden Restaurants, Inc.	9,600	385,632
McDonald’s Corp.	22,700	1,006,291
Starbucks Corp. (a)	1,400	49,588
Wyndham Worldwide Corp. (a)	3,500	112,070
Yum! Brands, Inc.	3,800	223,440
Hotels, Restaurants & Leisure Total		3,135,007
Household Durables – 0.7%
Centex Corp.	10,800	607,716
NVR, Inc. (a)	900	580,500
Household Durables Total		1,188,216
Internet & Catalog Retail – 0.1%
Liberty Media Holding Corp., Interactive Series A (a)	300	6,471
Nutri/System, Inc. (a)	1,400	88,746
Internet & Catalog Retail Total		95,217
Media – 2.1%
CBS Corp., Class B	12,900	402,222
Clear Channel Communications, Inc.	9,300	330,522
DIRECTV Group, Inc. (a)	22,700	566,138
Idearc, Inc. (a)	1,700	48,705
Liberty Media Holding Corp., Capital, Series A (a)	700	68,586
McGraw-Hill Companies, Inc.	6,600	448,932
Omnicom Group, Inc.	8,700	909,498
Time Warner, Inc.	24,900	542,322
Viacom, Inc., Class B (a)	1,200	49,236
Walt Disney Co.	1,000	34,270
Media Total		3,400,431
Multiline Retail – 1.0%
Dollar Tree Stores, Inc. (a)	100	3,010
Federated Department Stores, Inc.	15,200	579,576
J.C. Penney Co., Inc.	4,500	348,120
Kohl’s Corp. (a)	4,800	328,464
Nordstrom, Inc.	7,500	370,050
Multiline Retail Total		1,629,220

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 1.4%
American Eagle Outfitters, Inc.	9,300	290,253
Home Depot, Inc.	21,100	847,376
Lowe’s Companies, Inc.	6,800	211,820
Office Depot, Inc. (a)	1,200	45,804
Ross Stores, Inc.	2,300	67,390
Sherwin-Williams Co.	800	50,864
Staples, Inc.	16,100	429,870
TJX Companies, Inc.	10,600	302,312
Specialty Retail Total		2,245,689
CONSUMER DISCRETIONARY TOTAL		12,210,026
CONSUMER STAPLES – 5.5%
Beverages – 1.2%
Coca-Cola Co.	19,500	940,875
Diageo PLC, ADR	2,200	174,482
PepsiCo, Inc.	13,800	863,190
Beverages Total		1,978,547
Food & Staples Retailing – 0.7%
Costco Wholesale Corp.	100	5,287
Kroger Co.	9,800	226,086
Safeway, Inc.	1,400	48,384
Sysco Corp.	3,300	121,308
Wal-Mart Stores, Inc.	17,100	789,678
Food & Staples Retailing Total		1,190,743
Food Products – 1.1%
Archer-Daniels-Midland Co.	7,100	226,916
Dean Foods Co. (a)	6,700	283,276
H.J. Heinz Co.	1,700	76,517
Kraft Foods, Inc., Class A	12,200	435,540
Sara Lee Corp.	48,600	827,658
Food Products Total		1,849,907
Household Products – 0.7%
Colgate-Palmolive Co.	5,800	378,392
Kimberly-Clark Corp.	6,700	455,265
Procter & Gamble Co.	4,800	308,496
Household Products Total		1,142,153

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.1%
Bare Escentuals, Inc. (a)	3,100	96,317
Personal Products Total		96,317
Tobacco – 1.7%
Altria Group, Inc.	16,400	1,407,448
Loews Corp. - Carolina Group	100	6,472
Reynolds American, Inc.	21,000	1,374,870
Tobacco Total		2,788,790
CONSUMER STAPLES TOTAL		9,046,457
ENERGY – 5.8%
Energy Equipment & Services – 0.7%
Patterson-UTI Energy, Inc.	52,400	1,217,252
Energy Equipment & Services Total		1,217,252
Oil, Gas & Consumable Fuels – 5.1%
Anadarko Petroleum Corp.	4,100	178,432
Apache Corp.	1,200	79,812
Chevron Corp.	10,900	801,477
ConocoPhillips	8,800	633,160
Devon Energy Corp.	1,500	100,620
Exxon Mobil Corp.	51,600	3,954,108
Frontier Oil Corp.	11,100	319,014
Hess Corp.	1,900	94,183
Holly Corp.	5,500	282,700
Marathon Oil Corp.	2,800	259,000
Occidental Petroleum Corp.	6,900	336,927
Sunoco, Inc.	9,800	611,128
Valero Energy Corp.	12,800	654,848
Oil, Gas & Consumable Fuels Total		8,305,409
ENERGY TOTAL		9,522,661
FINANCIALS – 14.4%
Capital Markets – 3.4%
Bear Stearns Companies, Inc.	800	130,224
Goldman Sachs Group, Inc.	7,900	1,574,865
Lehman Brothers Holdings, Inc.	15,000	1,171,800
Merrill Lynch & Co., Inc.	12,400	1,154,440
Morgan Stanley	15,700	1,278,451
Northern Trust Corp.	500	30,345
State Street Corp.	4,100	276,504
Capital Markets Total		5,616,629

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 3.0%
BB&T Corp.	400	17,572
Comerica, Inc.	5,900	346,212
Fifth Third Bancorp	500	20,465
KeyCorp	1,300	49,439
Marshall & Ilsley Corp.	1,300	62,543
National City Corp.	8,100	296,136
Regions Financial Corp.	2,500	93,500
SunTrust Banks, Inc.	5,000	422,250
U.S. Bancorp	28,700	1,038,653
Wachovia Corp.	22,700	1,292,765
Wells Fargo & Co.	36,000	1,280,160
Commercial Banks Total		4,919,695
Consumer Finance – 0.1%
AmeriCredit Corp. (a)	2,500	62,925
SLM Corp.	900	43,893
Consumer Finance Total		106,818
Diversified Financial Services – 3.1%
CIT Group, Inc.	3,700	206,349
Citigroup, Inc.	51,100	2,846,270
JPMorgan Chase & Co.	38,800	1,874,040
Leucadia National Corp.	5,800	163,560
Diversified Financial Services Total		5,090,219
Insurance – 3.1%
Allstate Corp.	12,200	794,342
Ambac Financial Group, Inc.	2,400	213,768
American Financial Group, Inc.	3,700	132,867
American International Group, Inc.	21,300	1,526,358
CNA Financial Corp. (a)	1,600	64,512
Endurance Specialty Holdings Ltd.	6,200	226,796
Hartford Financial Services Group, Inc.	6,100	569,191
MBIA, Inc.	1,500	109,590
Principal Financial Group, Inc.	500	29,350
Progressive Corp.	8,400	203,448
Prudential Financial, Inc.	7,500	643,950
SAFECO Corp.	3,400	212,670
St. Paul Travelers Companies, Inc.	5,700	306,033
Insurance Total		5,032,875
Real Estate Investment Trusts (REITs) – 0.4%
Duke Realty Corp.	3,300	134,970
Equity Office Properties Trust	1,600	77,072

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
New Century Financial Corp.	12,200	385,398
ProLogis Trust	1,900	115,463
Real Estate Investment Trusts (REITs) Total		712,903
Real Estate Management & Development – 0.3%
Realogy Corp. (a)	13,200	400,224
Real Estate Management & Development Total		400,224
Thrifts & Mortgage Finance – 1.0%
Fannie Mae	5,900	350,401
Freddie Mac	7,800	529,620
IndyMac Bancorp, Inc.	200	9,032
MGIC Investment Corp.	2,500	156,350
PMI Group, Inc.	5,800	273,586
Washington Mutual, Inc.	5,700	259,293
Thrifts & Mortgage Finance Total		1,578,282
FINANCIALS TOTAL		23,457,645
HEALTH CARE – 7.9%
Biotechnology – 1.2%
Amgen, Inc. (a)	17,900	1,222,749
Biogen Idec, Inc. (a)	5,100	250,869
Gilead Sciences, Inc. (a)	7,400	480,482
ImClone Systems, Inc. (a)	500	13,380
Biotechnology Total		1,967,480
Health Care Equipment & Supplies – 0.5%
Becton, Dickinson & Co.	900	63,135
Biomet, Inc.	900	37,143
DENTSPLY International, Inc.	3,400	101,490
Kinetic Concepts, Inc. (a)	5,500	217,525
Medtronic, Inc.	4,700	251,497
Zimmer Holdings, Inc. (a)	3,000	235,140
Health Care Equipment & Supplies Total		905,930
Health Care Providers & Services – 2.0%
Aetna, Inc.	12,000	518,160
AmerisourceBergen Corp.	4,500	202,320
Cardinal Health, Inc.	5,600	360,808
Caremark Rx, Inc.	7,200	411,192
Coventry Health Care, Inc. (a)	9,200	460,460
Humana, Inc. (a)	1,200	66,372
McKesson Corp.	7,200	365,040
Quest Diagnostics, Inc.	1,700	90,100
UnitedHealth Group, Inc.	6,300	338,499
WellPoint, Inc. (a)	5,200	409,188
Health Care Providers & Services Total		3,222,139

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Technology – 0.3%
IMS Health, Inc.	17,900	491,892
Health Care Technology Total		491,892
Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. (a)	7,700	348,733
Waters Corp. (a)	100	4,897
Life Sciences Tools & Services Total		353,630
Pharmaceuticals – 3.7%
Abbott Laboratories	10,000	487,100
Endo Pharmaceuticals Holdings, Inc. (a)	38,400	1,059,072
Forest Laboratories, Inc. (a)	19,500	986,700
Johnson & Johnson	19,600	1,293,992
King Pharmaceuticals, Inc. (a)	1,800	28,656
Merck & Co., Inc.	10,500	457,800
Pfizer, Inc.	65,000	1,683,500
Pharmaceuticals Total		5,996,820
HEALTH CARE TOTAL		12,937,891
INDUSTRIALS – 6.8%
Aerospace & Defense – 1.0%
Armor Holdings, Inc. (a)	4,000	219,400
Lockheed Martin Corp.	6,200	570,834
Northrop Grumman Corp.	5,200	352,040
Raytheon Co. (a)	5,100	269,280
United Technologies Corp.	4,200	262,584
Aerospace & Defense Total		1,674,138
Air Freight & Logistics – 1.3%
C.H. Robinson Worldwide, Inc.	13,100	535,659
FedEx Corp.	5,400	586,548
United Parcel Service, Inc., Class B	13,600	1,019,728
Air Freight & Logistics Total		2,141,935
Building Products – 0.2%
USG Corp. (a)	4,900	268,520
Building Products Total		268,520
Commercial Services & Supplies – 0.6%
ARAMARK Corp., Class B	1,400	46,830
Dun & Bradstreet Corp. (a)	1,100	91,069

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Equifax, Inc.	9,400	381,640
Herman Miller, Inc.	1,800	65,448
Pitney Bowes, Inc.	1,400	64,666
R.R. Donnelley & Sons Co.	1,700	60,418
Republic Services, Inc.	2,900	117,943
Waste Management, Inc.	4,900	180,173
Commercial Services & Supplies Total		1,008,187
Electrical Equipment – 0.3%
Emerson Electric Co.	1,800	79,362
Rockwell Automation, Inc.	2,500	152,700
Roper Industries, Inc.	3,300	165,792
Electrical Equipment Total		397,854
Industrial Conglomerates – 1.5%
3M Co.	9,300	724,749
General Electric Co.	45,200	1,681,892
Industrial Conglomerates Total		2,406,641
Machinery – 1.4%
Caterpillar, Inc.	300	18,399
Cummins, Inc.	3,500	413,630
Danaher Corp.	5,800	420,152
Dover Corp.	7,700	377,454
Graco, Inc.	6,000	237,720
Illinois Tool Works, Inc.	8,600	397,234
Oshkosh Truck Corp.	1,700	82,314
SPX Corp.	4,800	293,568
Terex Corp. (a)	700	45,206
Machinery Total		2,285,677
Road & Rail – 0.1%
Avis Budget Group, Inc.	8,200	177,858
Ryder System, Inc.	800	40,848
Road & Rail Total		218,706
Trading Companies & Distributors – 0.4%
WESCO International, Inc. (a)	11,300	664,553
Trading Companies & Distributors Total		664,553
INDUSTRIALS TOTAL		11,066,211
INFORMATION TECHNOLOGY – 9.8%
Communications Equipment – 1.7%
Cisco Systems, Inc. (a)	64,800	1,770,984
Motorola, Inc.	23,600	485,216
QUALCOMM, Inc.	14,600	551,734
Communications Equipment Total		2,807,934

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 2.6%
Apple Computer, Inc. (a)	4,400	373,296
Dell, Inc. (a)	47,300	1,186,757
Hewlett-Packard Co.	29,900	1,231,581
International Business Machines Corp.	8,000	777,200
Lexmark International, Inc., Class A (a)	9,400	688,080
Computers & Peripherals Total		4,256,914
Internet Software & Services – 0.0%
VeriSign, Inc. (a)	900	21,645
Internet Software & Services Total		21,645
IT Services – 0.8%
Accenture Ltd., Class A	8,600	317,598
Acxiom Corp.	300	7,695
Computer Sciences Corp. (a)	6,300	336,231
Fidelity National Information Services, Inc.	2,300	92,207
Fiserv, Inc. (a)	10,100	529,442
IT Services Total		1,283,173
Semiconductors & Semiconductor Equipment – 1.6%
Advanced Micro Devices, Inc. (a)	13,100	266,585
Altera Corp. (a)	13,800	271,584
Intel Corp.	48,600	984,150
MEMC Electronic Materials, Inc. (a)	2,400	93,936
National Semiconductor Corp.	10,400	236,080
Texas Instruments, Inc.	26,100	751,680
Semiconductors & Semiconductor Equipment Total		2,604,015
Software – 3.1%
Autodesk, Inc. (a)	12,900	521,934
BEA Systems, Inc. (a)	8,200	103,156
CA, Inc.	136	3,080
Intuit, Inc. (a)	19,000	579,690
Microsoft Corp.	94,000	2,806,840

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Oracle Corp. (a)	55,200	946,128
Software Total		4,960,828
INFORMATION TECHNOLOGY TOTAL		15,934,509
MATERIALS – 2.0%
Chemicals – 0.9%
Dow Chemical Co.	8,300	331,502
Lyondell Chemical Co.	33,600	859,152
PPG Industries, Inc.	5,400	346,734
Chemicals Total		1,537,388
Containers & Packaging – 0.1%
Pactiv Corp. (a)	2,400	85,656
Containers & Packaging Total		85,656
Metals & Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	5,200	289,796
Nucor Corp.	17,500	956,550
Phelps Dodge Corp.	2,800	335,216
Southern Copper Corp.	1,800	97,002
Metals & Mining Total		1,678,564
MATERIALS TOTAL		3,301,608
TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	20,200	722,150
BellSouth Corp.	15,600	734,916
CenturyTel, Inc.	6,700	292,522
Citizens Communications Co.	3,800	54,606
Verizon Communications, Inc.	34,100	1,269,884
Diversified Telecommunication Services Total		3,074,078
Wireless Telecommunication Services – 0.4%
ALLTEL Corp.	1,600	96,768
Sprint Nextel Corp.	33,700	636,593
Wireless Telecommunication Services Total		733,361
TELECOMMUNICATION SERVICES TOTAL		3,807,439
UTILITIES – 2.5%
Electric Utilities – 0.6%
American Electric Power Co., Inc.	200	8,516
Edison International	500	22,740
Exelon Corp.	2,500	154,725
FirstEnergy Corp.	12,500	753,750
Pepco Holdings, Inc.	3,000	78,030
Electric Utilities Total		1,017,761

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
Gas Utilities – 0.1%
Energen Corp.	900	42,246
ONEOK, Inc.	1,800	77,616
Questar Corp.	100	8,305
Gas Utilities Total		128,167
Independent Power Producers & Energy Traders – 1.0%
Constellation Energy Group, Inc.	5,000	344,350
Mirant Corp. (a)	23,700	748,209
TXU Corp.	9,400	509,574
Independent Power Producers & Energy Traders Total		1,602,133
Multi-Utilities – 0.8%
CenterPoint Energy, Inc.	34,800	576,984
DTE Energy Co.	5,800	280,778
KeySpan Corp.	2,700	111,186
PG&E Corp.	6,000	283,980
Multi-Utilities Total		1,252,928
UTILITIES TOTAL		4,000,989
Total Common Stocks (cost of $78,730,839)		105,285,436

		Par ($)
Mortgage-Backed Securities – 12.9%
Federal Home Loan Mortgage Corp.
	5.000% 07/01/20	2,846,659	2,796,899
	5.000% 09/01/20	1,391,607	1,367,282
	5.000% 10/01/20	438,682	431,014
	5.500% 01/01/21	218,748	218,571
	5.500% 07/01/21	2,196,092	2,194,399
	6.500% 07/01/29	144,811	148,480
	6.500% 11/01/32	330,633	338,061
	8.000% 07/01/10	1,283	1,285
	8.000% 09/01/25	55,656	58,629
	TBA
	6.000% 01/01/37(b)	732,000	737,262
Federal National Mortgage Association
	5.000% 10/01/20	3,630,843	3,569,493
	5.500% 06/01/35	1,020,137	1,008,485
	5.500% 10/01/35	537,333	531,195

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.500% 04/01/36	846,174	836,214
	5.500% 11/01/36	1,705,470	1,685,395
	5.500% 12/01/36	1,000,000	988,229
	6.000% 02/01/36	914,734	920,928
	6.000% 04/01/36	222,025	223,528
	6.000% 06/01/36	435,753	438,703
	6.000% 10/01/36	1,769,915	1,781,899
	6.000% 11/01/36	564,267	568,087
	7.199% 08/01/36(c)	36,746	36,836
	7.500% 10/01/11	31,809	32,818
	8.500% 08/01/11	49,549	51,246
	10.000% 09/01/18	64,280	70,540
Government National Mortgage Association
	7.500% 12/15/23	29,036	30,294
	Total Mortgage-Backed Securities (cost of $21,121,057)		21,065,772
Corporate Fixed-Income Bonds & Notes – 9.5%
BASIC MATERIALS – 0.2%
Metals & Mining – 0.2%
Alcan, Inc.
	4.500% 05/15/13	225,000	211,802
Vale Overseas Ltd.
	6.250% 01/23/17	175,000	175,795
	Metals & Mining Total		387,597
	BASIC MATERIALS TOTAL		387,597
COMMUNICATIONS – 1.1%
Media – 0.4%
Comcast Cable Communications, Inc.
	7.125% 06/15/13	78,000	84,061
News America, Inc.
	6.550% 03/15/33	200,000	200,974
TCI Communications, Inc.
	9.875% 06/15/22	51,000	67,114
Time Warner, Inc.
	6.625% 05/15/29	225,000	227,869
	Media Total		580,018
Telecommunication Services – 0.7%
AT&T Wireless Services, Inc.
	8.125% 05/01/12	41,000	46,136
	8.750% 03/01/31	37,000	48,084

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
SBC Communication, Inc.
	5.100% 09/15/14	250,000	242,737
Sprint Capital Corp.
	6.125% 11/15/08	24,000	24,284
	8.750% 03/15/32	116,000	139,619
Telefonica Emisones SAU
	5.984% 06/20/11	200,000	203,586
Verizon New England, Inc.
	6.500% 09/15/11	224,000	230,302
Vodafone Group PLC
	5.000% 12/16/13	250,000	241,623
	Telecommunication Services Total		1,176,371
	COMMUNICATIONS TOTAL		1,756,389
CONSUMER CYCLICAL – 0.7%
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	4.050% 06/04/08	199,000	194,749
	Auto Manufacturers Total		194,749
Home Builders – 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	250,000	241,471
	Home Builders Total		241,471
Lodging – 0.1%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	175,000	150,088
	Lodging Total		150,088
Retail – 0.3%
Home Depot, Inc.
	5.400% 03/01/16	175,000	171,158
Target Corp.
	5.375% 06/15/09	22,000	22,125
Wal-Mart Stores, Inc.
	4.550% 05/01/13	325,000	313,261
	Retail Total		506,544
	CONSUMER CYCLICAL TOTAL		1,092,852

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – 1.1%
Beverages – 0.2%
Diageo Capital PLC
	3.375% 03/20/08	365,000	356,477
	Beverages Total		356,477
Food – 0.3%
General Mills, Inc.
	3.875% 11/30/07	225,000	221,630
Kroger Co.
	6.200% 06/15/12	225,000	230,716
	Food Total		452,346
Healthcare Services – 0.5%
Aetna, Inc.
	6.625% 06/15/36	225,000	240,607
UnitedHealth Group, Inc.
	3.375% 08/15/07	325,000	321,007
WellPoint, Inc.
	6.375% 01/15/12	220,000	229,049
	Healthcare Services Total		790,663
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	200,000	189,642
	Household Products/Wares Total		189,642
	CONSUMER NON-CYCLICAL TOTAL		1,789,128
ENERGY – 0.7%
Oil & Gas – 0.5%
Anadarko Petroleum Corp.
	6.450% 09/15/36	100,000	101,050
Devon Financing Corp. ULC
	7.875% 09/30/31	175,000	210,547
Marathon Oil Corp.
	6.800% 03/15/32	270,000	298,979
Valero Energy Corp.
	6.875% 04/15/12	175,000	185,029
	Oil & Gas Total		795,605
Pipelines – 0.2%
Energy Transfer Partners LP
	6.625% 10/15/36	125,000	128,709

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Plains All American Pipeline LP
	6.650% 01/15/37(d)	175,000	177,674
	Pipelines Total		306,383
	ENERGY TOTAL		1,101,988
FINANCIALS – 4.2%
Banks – 1.2%
Capital One Financial Corp.
	5.500% 06/01/15	125,000	124,914
Marshall & Ilsley Corp.
	4.375% 08/01/09	300,000	293,415
National City Bank
	4.625% 05/01/13	186,000	179,167
SunTrust Preferred Capital I
	5.853% 12/15/11(c)	165,000	166,259
U.S. Bank NA
	6.375% 08/01/11	439,000	458,268
Wachovia Corp.
	4.875% 02/15/14	525,000	506,046
Wells Fargo & Co.
	5.125% 09/01/12	300,000	299,241
	Banks Total		2,027,310
Diversified Financial Services – 2.3%
American Express Co.
	4.750% 06/17/09	153,000	151,788
American General Finance Corp.
	5.375% 09/01/09	300,000	300,506
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	70,000	70,829
Citigroup, Inc.
	5.000% 09/15/14	337,000	329,046
Countrywide Home Loans, Inc.
	4.125% 09/15/09	250,000	242,797
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	200,000	197,824
General Electric Capital Corp.
	6.750% 03/15/32	307,000	351,600
Goldman Sachs Group, Inc.
	6.345% 02/15/34	275,000	278,368
HSBC Finance Corp.
	5.000% 06/30/15	450,000	437,565

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
JPMorgan Chase Capital XV
	5.875% 03/15/35	475,000	464,084
MassMutual Global Funding II
	2.550% 07/15/08(d)	70,000	67,085
Merrill Lynch & Co., Inc.
	6.000% 02/17/09	149,000	151,427
Morgan Stanley
	4.750% 04/01/14	300,000	286,838
Principal Life Global Funding
	6.250% 02/15/12(d)	144,000	149,991
SLM Corp.
	5.375% 05/15/14	300,000	297,619
	Diversified Financial Services Total		3,777,367
Insurance – 0.1%
Genworth Financial, Inc.
	6.150% 11/15/66(c)	100,000	99,859
Metlife, Inc.
	6.400% 12/15/36(c)	100,000	100,461
	Insurance Total		200,320
Real Estate – 0.2%
EOP Operating LP
	7.000% 07/15/11	200,000	216,436
ERP Operating LP
	5.200% 04/01/13	16,000	15,821
	Real Estate Total		232,257
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	58,000	59,884
Simon Property Group LP
	5.750% 12/01/15	200,000	202,910
	Real Estate Investment Trusts (REITs) Total		262,794
Savings & Loans – 0.2%
Washington Mutual, Inc.
	4.625% 04/01/14	395,000	369,780
	Savings & Loans Total		369,780
	FINANCIALS TOTAL		6,869,828

15

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – 0.6%
Aerospace & Defense – 0.4%
Lockheed Martin Corp.
	6.150% 09/01/36	150,000	157,596
Raytheon Co.
	5.375% 04/01/13	73,000	72,942
United Technologies Corp.
	7.125% 11/15/10	325,000	346,057
	Aerospace & Defense Total		576,595
Machinery – 0.1%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	225,000	221,718
	Machinery Total		221,718
Transportation – 0.1%
Union Pacific Corp.
	3.875% 02/15/09	225,000	218,322
	Transportation Total		218,322
	INDUSTRIALS TOTAL		1,016,635
TECHNOLOGY – 0.1%
Computers – 0.1%
International Business Machines Corp.
	6.220% 08/01/27	150,000	157,689
	Computers Total		157,689
	TECHNOLOGY TOTAL		157,689
UTILITIES – 0.8%
Electric – 0.7%
American Electric Power Co., Inc.
	5.250% 06/01/15	250,000	244,053
CenterPoint Energy Houston Electric LLC
	5.750% 01/15/14	225,000	225,536
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	202,201
NY State Electric & Gas Corp.
	5.750% 05/01/23	18,000	17,236
Progress Energy, Inc.
	7.750% 03/01/31	175,000	210,344
Public Service Electric & Gas Co.
	4.000% 11/01/08	57,000	55,654
Southern California Edison Co.
	5.000% 01/15/14	175,000	170,470

16

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Virginia Electric & Power Co.
	5.375% 02/01/07	93,000	92,981
	Electric Total		1,218,475
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	150,000	148,146
	Gas Total		148,146
	UTILITIES TOTAL		1,366,621
	Total Corporate Fixed-Income Bonds & Notes (cost of $15,517,425)		15,538,727
Government & Agency Obligations – 5.3%
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Province of Ontario
	3.500% 09/17/07	325,000	320,858
Province of Quebec
	5.000% 07/17/09	325,000	324,063
United Mexican States
	7.500% 04/08/33	191,000	225,380
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		870,301
U.S. GOVERNMENT AGENCIES – 1.9%
Federal Home Loan Bank
	5.125% 10/19/16	250,000	252,067
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	1,380,000	1,437,269
Federal National Mortgage Association
	5.250% 08/01/12	1,300,000	1,306,321
	U.S. GOVERNMENT AGENCIES TOTAL		2,995,657
U.S. GOVERNMENT OBLIGATIONS – 2.9%
U.S. Treasury Bonds
	6.250% 08/15/23	2,340,000	2,693,377
U.S. Treasury Inflation Indexed Bonds
	2.500% 07/15/16	999,420	1,006,994

17

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Notes
	3.375% 10/15/09	620,000	598,155
	3.875% 02/15/13	430,000	411,540
	U.S. GOVERNMENT OBLIGATIONS TOTAL		4,710,066
	Total Government & Agency Obligations (cost of $8,498,301)		8,576,024
Collateralized Mortgage Obligations – 5.0%
AGENCY – 1.3%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/21	1,500,000	1,452,814
Federal National Mortgage Association
	5.500% 08/25/17	278,916	277,959
	6.000% 04/25/17	260,000	264,252
	7.000% 01/25/21	27,611	27,822
Vendee Mortgage Trust
	I.O.:
	0.305% 03/15/29(c)	9,258,197	81,658
	0.442% 09/15/27(c)	6,556,261	80,719
	AGENCY TOTAL		2,185,224
NON - AGENCY – 3.7%
Countrywide Alternative Loan Trust
	5.250% 03/25/35	1,076,061	1,058,867
	5.250% 08/25/35	914,420	911,688
	5.500% 10/25/35	1,567,773	1,558,088
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	1,366,757	1,365,972
Wells Fargo Alternative Loan Trust
	5.500% 02/25/35	1,128,346	1,106,434
	NON - AGENCY TOTAL		6,001,049
	Total Collateralized Mortgage Obligations (cost of $8,280,044)		8,186,273

Commercial Mortgage-Backed Securities – 2.6%
Bear Stearns Commercial Mortgage Securities
	5.449% 12/11/40(c)	1,430,000	1,434,561
	5.467% 04/12/38(c)	400,000	406,790
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	1,200,000	1,195,156

18

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.986% 12/15/30(c)	4,627,372	94,344
Merrill Lynch Mortgage Trust
	5.244% 11/12/37(c)	790,000	788,623
Morgan Stanley Capital I
	5.370% 12/15/43	226,000	225,241
	Total Commercial Mortgage-Backed Securities (cost of $4,201,008)		4,144,715
Asset-Backed Securities – 0.0%
First Plus Home Loan Trust
	7.720% 05/10/24	13,886	14,103
Nissan Auto Receivables Owner Trust
	2.700% 12/17/07	11,015	11,004
	Total Asset-Backed Securities (cost of $25,286)		25,107

		Units
Warrant – 0.0%
INDUSTRIALS – 0.0%
Aerospace & Defense – 0.0%
	Raytheon Co. Expires 06/16/11 (a)	1,000	17,920
	WARRANTS TOTAL		17,920
	Total Warrant (cost of $—)		17,920

		Par ($)
Short-Term Obligation – 0.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S Government Agency Obligation maturing 01/05/07, market value of $729,088 (repurchase proceeds $712,412)	712,000	712,000

	Total Short-Term Obligation (cost of $712,000)		712,000

19

Total Investments – 100.2% (cost of $137,085,960)(e)(f)	163,551,974

Other Assets & Liabilities, Net – (0.2)%	(348,408)

Net Assets – 100.0%	163,203,566

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Security purchased on a delayed delivery basis.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $394,750, which represents 0.2% of net assets.

(e)	Cost for federal income tax purposes is $137,085,960.

(f)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$28,614,641	$(2,148,627)	$26,466,014

Acronym	Name

ADR	American Depositary Receipt
I.O.	Interest Only
TBA	To Be Announced

20

INVESTMENT PORTFOLIO

December 31, 2006 (unaudited)	Columbia Large Cap Value Fund

	Shares	Value ($)*
Common Stocks – 98.0%
CONSUMER DISCRETIONARY – 8.4%
Hotels, Restaurants & Leisure – 2.2%
McDonald’s Corp.	1,391,819	61,699,336
Starwood Hotels & Resorts Worldwide, Inc.	505,900	31,618,750
Hotels, Restaurants & Leisure Total		93,318,086
Household Durables – 2.0%
Centex Corp.	380,500	21,410,735
Lennar Corp., Class A (a)	406,900	21,345,974
Newell Rubbermaid, Inc. (a)	1,416,300	41,001,885
Household Durables Total		83,758,594
Media – 2.2%
Idearc, Inc. (b)	72,610	2,080,276
News Corp., Class A	2,199,200	47,238,816
Time Warner, Inc.	2,106,500	45,879,570
Media Total		95,198,662
Multiline Retail – 1.6%
Federated Department Stores, Inc.	1,768,614	67,437,252
Multiline Retail Total		67,437,252
Specialty Retail – 0.3%
Staples, Inc.	408,400	10,904,280
Specialty Retail Total		10,904,280
Textiles, Apparel & Luxury Goods – 0.1%
Polo Ralph Lauren Corp. (a)	82,303	6,391,651
Textiles, Apparel & Luxury Goods Total		6,391,651
CONSUMER DISCRETIONARY TOTAL		357,008,525
CONSUMER STAPLES – 8.5%
Beverages – 2.6%
Anheuser-Busch Companies, Inc.	447,000	21,992,400
Coca-Cola Enterprises, Inc.	1,770,900	36,161,778
Diageo PLC, ADR	671,098	53,224,782
Beverages Total		111,378,960
Food Products – 1.8%
Cadbury Schweppes PLC, ADR (a)	758,400	32,558,112
Kraft Foods, Inc., Class A (a)	779,500	27,828,150
Tyson Foods, Inc., Class A (a)	1,084,100	17,833,445
Food Products Total		78,219,707
Household Products – 1.0%
Colgate-Palmolive Co.	638,600	41,662,264
Household Products Total		41,662,264

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.5%
Avon Products, Inc.	677,500	22,384,600
Personal Products Total		22,384,600
Tobacco – 2.6%
Altria Group, Inc.	795,077	68,233,508
Loews Corp. - Carolina Group	640,100	41,427,272
Tobacco Total		109,660,780
CONSUMER STAPLES TOTAL		363,306,311
ENERGY – 14.5%
Energy Equipment & Services – 3.6%
ENSCO International, Inc. (a)	395,800	19,813,748
Halliburton Co.	1,214,498	37,710,163
National-Oilwell Varco, Inc. (b)	444,500	27,194,510
Rowan Companies, Inc.	761,300	25,275,160
Schlumberger Ltd.	654,180	41,318,009
Energy Equipment & Services Total		151,311,590
Oil, Gas & Consumable Fuels – 10.9%
ConocoPhillips (a)	930,180	66,926,451
EnCana Corp.	364,500	16,748,775
Exxon Mobil Corp.	1,532,628	117,445,284
Hess Corp.	953,800	47,279,866
Marathon Oil Corp.	224,045	20,724,162
Newfield Exploration Co. (b)	480,500	22,078,975
Occidental Petroleum Corp.	1,234,400	60,275,752
Peabody Energy Corp.	896,700	36,235,647
Total SA, ADR	560,700	40,325,544
Williams Companies, Inc.	1,441,300	37,646,756
Oil, Gas & Consumable Fuels Total		465,687,212
ENERGY TOTAL		616,998,802
FINANCIALS – 34.1%
Capital Markets – 6.1%
Bank of New York Co., Inc.	1,940,083	76,381,068
Deutsche Bank AG, Registered Shares	326,200	43,462,888
Merrill Lynch & Co., Inc.	1,224,486	113,999,646
Nuveen Investments, Inc., Class A (a)	469,300	24,347,284
Capital Markets Total		258,190,886
Commercial Banks – 11.2%
Barclays PLC, ADR (a)	761,500	44,273,610
Marshall & Ilsley Corp.	1,017,903	48,971,313
PNC Financial Services Group, Inc. (a)	995,979	73,742,285

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
SunTrust Banks, Inc. (a)	513,700	43,381,965
U.S. Bancorp	2,867,482	103,774,174
UnionBanCal Corp. (a)	174,400	10,682,000
Wachovia Corp.	916,432	52,190,802
Wells Fargo & Co.	2,757,214	98,046,530
Commercial Banks Total		475,062,679
Diversified Financial Services – 8.0%
CIT Group, Inc.	581,500	32,430,255
Citigroup, Inc.	2,869,510	159,831,707
JPMorgan Chase & Co.	3,087,510	149,126,733
Diversified Financial Services Total		341,388,695
Insurance – 5.9%
Ambac Financial Group, Inc.	679,273	60,502,846
American International Group, Inc.	1,140,247	81,710,100
Genworth Financial, Inc., Class A	1,166,800	39,916,228
Hartford Financial Services Group, Inc.	529,460	49,403,913
Prudential Financial, Inc.	245,900	21,112,974
Insurance Total		252,646,061
Real Estate Investment Trusts (REITs) – 2.4%
Archstone-Smith Trust	397,038	23,111,582
General Growth Properties, Inc.	595,600	31,108,188
Kimco Realty Corp.	589,086	26,479,416
ProLogis (a)	349,900	21,263,423
Real Estate Investment Trusts (REITs) Total		101,962,609
Thrifts & Mortgage Finance – 0.5%
Washington Mutual, Inc.	468,800	21,325,712
Thrifts & Mortgage Finance Total		21,325,712
FINANCIALS TOTAL		1,450,576,642
HEALTH CARE – 6.9%
Health Care Providers & Services – 1.5%
Aetna, Inc.	747,596	32,281,195
CIGNA Corp.	233,986	30,785,538
Health Care Providers & Services Total		63,066,733
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc. (a)(b)	696,100	31,526,369
Life Sciences Tools & Services Total		31,526,369
Pharmaceuticals – 4.6%
AstraZeneca PLC, ADR	500,600	26,807,130
GlaxoSmithKline PLC, ADR	338,380	17,852,929
Novartis AG, ADR	676,610	38,864,479

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.	4,366,438	113,090,744
Pharmaceuticals Total		196,615,282
HEALTH CARE TOTAL		291,208,384
INDUSTRIALS – 8.8%
Aerospace & Defense – 4.7%
Boeing Co.	691,100	61,397,324
General Dynamics Corp.	289,026	21,489,083
L-3 Communications Holdings, Inc.	640,400	52,371,912
United Technologies Corp.	1,028,980	64,331,830
Aerospace & Defense Total		199,590,149
Electrical Equipment – 1.4%
ABB Ltd., ADR	3,179,800	57,172,804
Electrical Equipment Total		57,172,804
Industrial Conglomerates – 2.7%
General Electric Co.	3,135,016	116,653,945
Industrial Conglomerates Total		116,653,945
INDUSTRIALS TOTAL		373,416,898
INFORMATION TECHNOLOGY – 3.9%
Computers & Peripherals – 1.5%
Hewlett-Packard Co.	1,511,080	62,241,385
Computers & Peripherals Total		62,241,385
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (b)	1,395,600	48,636,660
Electronic Equipment & Instruments Total		48,636,660
Semiconductors & Semiconductor Equipment – 1.3%
Fairchild Semiconductor International, Inc. (a)(b)	1,842,600	30,974,106
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	1,916,806	20,950,690
Verigy Ltd. (a)(b)	170,871	3,032,960
Semiconductors & Semiconductor Equipment Total		54,957,756
INFORMATION TECHNOLOGY TOTAL		165,835,801
MATERIALS – 4.3%
Chemicals – 0.5%
Rohm and Haas Co.	396,300	20,258,856
Chemicals Total		20,258,856
Construction Materials – 0.5%
Vulcan Materials Co. (a)	240,500	21,613,735
Construction Materials Total		21,613,735

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.7%
Crown Holdings, Inc. (b)	1,316,900	27,549,548
Containers & Packaging Total		27,549,548
Metals & Mining – 1.3%
Allegheny Technologies, Inc. (a)	167,300	15,170,764
Freeport-McMoRan Copper & Gold, Inc., Class B (a)	339,700	18,931,481
Phelps Dodge Corp.	170,200	20,376,344
Metals & Mining Total		54,478,589
Paper & Forest Products – 1.3%
Weyerhaeuser Co. (a)	803,600	56,774,340
Paper & Forest Products Total		56,774,340
MATERIALS TOTAL		180,675,068
TELECOMMUNICATION SERVICES – 2.8%
Diversified Telecommunication Services – 2.8%
AT&T, Inc. (a)	1,775,151	63,461,648
Verizon Communications, Inc.	1,452,202	54,080,003
Diversified Telecommunication Services Total		117,541,651
TELECOMMUNICATION SERVICES TOTAL		117,541,651
UTILITIES – 5.8%
Electric Utilities – 3.7%
Edison International (a)	1,364,900	62,075,652
Entergy Corp.	575,493	53,129,514
PPL Corp.	1,188,700	42,603,008
Electric Utilities Total		157,808,174
Multi-Utilities – 2.1%
PG&E Corp.	740,443	35,045,167
Public Service Enterprise Group, Inc. (a)	807,700	53,615,126
Multi-Utilities Total		88,660,293
UTILITIES TOTAL		246,468,467

Total Common Stocks
(cost of $3,275,523,362)		4,163,036,549

	Par ($)
Convertible Bond – 1.3%
COMMUNICATIONS – 1.3%
Media – 1.3%
Liberty Media Corp.

5

	Par ($)	Value ($)
Convertible Bond – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
0.750% 03/30/23	45,700,000	57,924,750
Media Total		57,924,750
COMMUNICATIONS TOTAL		57,924,750

Total Convertible Bond
(cost of $50,013,305)		57,924,750
	Shares
Convertible Preferred Stock – 0.1%
FINANCIALS – 0.1%
Insurance – 0.1%
Genworth Financial, Inc., 6.000%	136,100	4,990,787
Insurance Total		4,990,787
FINANCIALS TOTAL		4,990,787

Total Convertible Preferred Stock
(cost of $3,554,472)		4,990,787

Securities Lending Collateral – 3.4%
State Street Navigator Securities Lending Prime Portfolio (c)	144,702,469	144,702,469

Total Securities Lending
Collateral (cost of $144,702,469)		144,702,469

	Par ($)
Short-Term Obligation – 0.7%
Repurchase agreement with State Street Bank & Trust Co., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S Government Agency Obligation maturing 10/18/21, market value of $29,514,713 (repurchase proceeds $28,950,750)	28,934,000	28,934,000

Total Short-Term Obligation (cost of $28,934,000)		28,934,000

6

Total Investments – 103.5% (cost of $3,502,727,608)(d)(e)	4,399,588,555

Other Assets & Liabilities, Net – (3.5)%	(150,039,359)

Net Assets – 100.0%	4,249,549,196

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at December 31, 2006. The market value of securities on loan at December 31, 2006 is $140,983,144.
(b)	Non-income producing security.
(c)	Investment made with cash collateral received from securities lending activity.
(d)	Cost for federal income tax purposes is $3,502,727,608.
(e)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$916,969,354	$(20,108,407)	$896,860,947

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

December 31, 2006 (unaudited)	Columbia Mid Cap Value Fund

	Shares	Value ($)*
Common Stocks – 96.3%
CONSUMER DISCRETIONARY – 8.1%
Auto Components – 1.3%
BorgWarner, Inc.	309,700	18,278,494
Johnson Controls, Inc.	298,100	25,612,752
Auto Components Total		43,891,246
Automobiles – 0.5%
Ford Motor Co.	2,213,900	16,626,389
Automobiles Total		16,626,389
Hotels, Restaurants & Leisure – 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	379,600	23,725,000
Hotels, Restaurants & Leisure Total		23,725,000
Household Durables – 1.0%
Centex Corp.	289,000	16,262,030
Lennar Corp., Class A	309,700	16,246,862
Household Durables Total		32,508,892
Leisure Equipment & Products – 0.7%
Hasbro, Inc.	859,600	23,424,100
Leisure Equipment & Products Total		23,424,100
Media – 1.3%
Dow Jones & Co., Inc.	583,300	22,165,400
Regal Entertainment Group, Class A	870,200	18,552,664
Media Total		40,718,064
Multiline Retail – 1.5%
Dollar General Corp.	1,349,500	21,672,970
Federated Department Stores, Inc.	689,110	26,275,764
Multiline Retail Total		47,948,734
Specialty Retail – 0.6%
TJX Companies, Inc.	679,100	19,367,932
Specialty Retail Total		19,367,932
Textiles, Apparel & Luxury Goods – 0.5%
Polo Ralph Lauren Corp.	206,900	16,067,854
Textiles, Apparel & Luxury Goods Total		16,067,854
CONSUMER DISCRETIONARY TOTAL		264,278,211
CONSUMER STAPLES – 8.3%
Beverages – 2.1%
Coca-Cola Enterprises, Inc.	988,500	20,185,170
Fomento Economico Mexicano SA de CV, ADR	226,000	26,161,760
Pepsi Bottling Group, Inc.	753,100	23,278,321
Beverages Total		69,625,251

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 1.2%
Kroger Co.	1,697,300	39,156,711
Food & Staples Retailing Total		39,156,711
Food Products – 2.4%
Dean Foods Co. (a)	875,300	37,007,684
Smithfield Foods, Inc. (a)	616,100	15,809,126
Tyson Foods, Inc., Class A	1,470,700	24,193,015
Food Products Total		77,009,825
Household Products – 1.3%
Clorox Co.	688,300	44,154,445
Household Products Total		44,154,445
Personal Products – 1.3%
Avon Products, Inc.	514,000	16,982,560
Estee Lauder Companies, Inc., Class A	588,800	24,034,816
Personal Products Total		41,017,376
CONSUMER STAPLES TOTAL		270,963,608
ENERGY – 7.3%
Energy Equipment & Services – 2.4%
ENSCO International, Inc.	340,300	17,035,418
National-Oilwell Varco, Inc. (a)	231,608	14,169,778
Rowan Companies, Inc.	204,300	6,782,760
Technip SA, ADR	266,700	18,298,287
Tidewater, Inc.	456,800	22,090,848
Energy Equipment & Services Total		78,377,091
Oil, Gas & Consumable Fuels – 4.9%
Hess Corp.	900,700	44,647,699
Newfield Exploration Co. (a)	485,700	22,317,915
Peabody Energy Corp.	543,300	21,954,753
Tesoro Corp.	252,600	16,613,502
Williams Companies, Inc.	1,148,100	29,988,372
XTO Energy, Inc.	486,221	22,876,698
Oil, Gas & Consumable Fuels Total		158,398,939
ENERGY TOTAL		236,776,030
FINANCIALS – 25.9%
Capital Markets – 0.9%
Nuveen Investments, Inc., Class A	581,600	30,173,408
Capital Markets Total		30,173,408
Commercial Banks – 10.3%
Bank of Hawaii Corp.	631,400	34,064,030
City National Corp.	496,000	35,315,200

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Comerica, Inc.	677,900	39,779,172
Cullen/Frost Bankers, Inc.	656,550	36,648,621
KeyCorp	875,200	33,283,856
Marshall & Ilsley Corp.	927,500	44,622,025
SVB Financial Group (a)	565,400	26,358,948
TCF Financial Corp.	909,700	24,943,974
UnionBanCal Corp.	271,000	16,598,750
Whitney Holding Corp.	450,900	14,708,358
Zions Bancorporation	353,450	29,138,418
Commercial Banks Total		335,461,352
Diversified Financial Services – 0.8%
CIT Group, Inc.	443,500	24,733,995
Diversified Financial Services Total		24,733,995
Insurance – 5.9%
ACE Ltd.	284,200	17,213,994
Ambac Financial Group, Inc.	567,150	50,516,051
Axis Capital Holdings Ltd.	447,200	14,923,064
Genworth Financial, Inc., Class A	956,900	32,735,549
Loews Corp.	753,600	31,251,792
Old Republic International Corp.	1,086,637	25,296,909
Platinum Underwriters Holdings Ltd.	694,600	21,490,924
Insurance Total		193,428,283
Real Estate Investment Trusts (REITs) – 6.2%
Archstone-Smith Trust	277,000	16,124,170
Boston Properties, Inc.	280,800	31,415,904
Equity Office Properties Trust	663,000	31,936,710
Equity Residential Property Trust	463,000	23,497,250
General Growth Properties, Inc.	852,200	44,510,406
iStar Financial, Inc.	349,525	16,714,285
ProLogis	634,100	38,534,257
Real Estate Investment Trusts (REITs) Total		202,732,982
Thrifts & Mortgage Finance – 1.8%
PMI Group, Inc.	692,600	32,669,942
Sovereign Bancorp, Inc.	957,195	24,303,181
Thrifts & Mortgage Finance Total		56,973,123
FINANCIALS TOTAL		843,503,143
HEALTH CARE – 6.5%
Health Care Equipment & Supplies – 1.7%
Beckman Coulter, Inc.	460,400	27,531,920

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Hospira, Inc. (a)	861,200	28,919,096
Health Care Equipment & Supplies Total		56,451,016
Health Care Providers & Services – 2.0%
CIGNA Corp.	213,500	28,090,195
Community Health Systems, Inc. (a)	568,400	20,757,968
Universal Health Services, Inc., Class B	290,500	16,102,415
Health Care Providers & Services Total		64,950,578
Life Sciences Tools & Services – 2.3%
Millipore Corp. (a)	274,600	18,288,360
Thermo Fisher Scientific, Inc. (a)	663,500	30,049,915
Varian, Inc. (a)	573,800	25,700,502
Life Sciences Tools & Services Total		74,038,777
Pharmaceuticals – 0.5%
Mylan Laboratories, Inc.	849,400	16,954,024
Pharmaceuticals Total		16,954,024
HEALTH CARE TOTAL		212,394,395
INDUSTRIALS – 11.0%
Aerospace & Defense – 1.2%
KBR, Inc. (a)	133,034	3,480,169
L-3 Communications Holdings, Inc.	392,400	32,090,472
Spirit Aerosystems Holdings, Inc., Class A (a)	93,723	3,136,909
Aerospace & Defense Total		38,707,550
Commercial Services & Supplies – 1.3%
Equifax, Inc.	725,900	29,471,540
SAIC, Inc. (a)	735,662	13,087,427
Commercial Services & Supplies Total		42,558,967
Construction & Engineering – 0.9%
Fluor Corp.	155,900	12,729,235
Jacobs Engineering Group, Inc. (a)	218,800	17,840,952
Construction & Engineering Total		30,570,187
Electrical Equipment – 0.9%
Cooper Industries Ltd., Class A	316,700	28,639,181
Electrical Equipment Total		28,639,181
Industrial Conglomerates – 1.3%
McDermott International, Inc. (a)	392,400	19,957,464
Textron, Inc.	255,700	23,976,989
Industrial Conglomerates Total		43,934,453

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 3.3%
Barnes Group, Inc.	1,355,706	29,486,606
Dover Corp.	453,300	22,220,766
Harsco Corp.	196,900	14,984,090
Kennametal, Inc.	353,000	20,774,050
Parker Hannifin Corp.	271,200	20,849,856
Machinery Total		108,315,368
Marine – 0.8%
Alexander & Baldwin, Inc.	569,900	25,269,366
Marine Total		25,269,366
Road & Rail – 1.3%
Canadian Pacific Railway Ltd.	476,000	25,113,760
Norfolk Southern Corp.	339,000	17,048,310
Road & Rail Total		42,162,070
INDUSTRIALS TOTAL		360,157,142
INFORMATION TECHNOLOGY – 7.9%
Communications Equipment – 0.5%
CommScope, Inc. (a)	508,500	15,499,080
Communications Equipment Total		15,499,080
Computers & Peripherals – 0.7%
Diebold, Inc.	247,200	11,519,520
NCR Corp. (a)	267,100	11,421,196
Seagate Technology, Inc., Escrow Shares (b)	105,800	1,058
Computers & Peripherals Total		22,941,774
Electronic Equipment & Instruments – 3.2%
Agilent Technologies, Inc. (a)	1,069,700	37,279,045
Arrow Electronics, Inc. (a)	946,400	29,858,920
Mettler-Toledo International, Inc. (a)	273,100	21,533,935
Tektronix, Inc.	582,036	16,977,990
Electronic Equipment & Instruments Total		105,649,890
Semiconductors & Semiconductor Equipment – 1.8%
Fairchild Semiconductor International, Inc. (a)	1,210,000	20,340,100
KLA-Tencor Corp.	344,900	17,158,775
Lam Research Corp. (a)	166,500	8,428,230
NVIDIA Corp. (a)	235,300	8,708,453
Verigy Ltd. (a)	130,969	2,324,700
Semiconductors & Semiconductor Equipment Total		56,960,258
Software – 1.7%
Activision, Inc. (a)	959,933	16,549,245

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Cadence Design Systems, Inc. (a)	739,500	13,244,445
Electronic Arts, Inc. (a)	269,000	13,546,840
Synopsys, Inc. (a)	457,900	12,239,667
Software Total		55,580,197
INFORMATION TECHNOLOGY TOTAL		256,631,199
MATERIALS – 7.1%
Chemicals – 3.0%
Air Products & Chemicals, Inc.	557,200	39,160,016
Cytec Industries, Inc.	288,700	16,314,437
PPG Industries, Inc.	328,700	21,105,827
Rohm and Haas Co.	431,400	22,053,168
Chemicals Total		98,633,448
Construction Materials – 1.1%
Martin Marietta Materials, Inc.	178,200	18,516,762
Vulcan Materials Co.	184,200	16,554,054
Construction Materials Total		35,070,816
Containers & Packaging – 1.5%
Crown Holdings, Inc. (a)	1,161,400	24,296,488
Packaging Corp. of America	1,083,900	23,954,190
Containers & Packaging Total		48,250,678
Metals & Mining – 0.7%
Allegheny Technologies, Inc.	119,400	10,827,192
Freeport-McMoRan Copper & Gold, Inc., Class B	252,300	14,060,679
Metals & Mining Total		24,887,871
Paper & Forest Products – 0.8%
Weyerhaeuser Co.	369,400	26,098,110
Paper & Forest Products Total		26,098,110
MATERIALS TOTAL		232,940,923
UTILITIES – 14.2%
Electric Utilities – 8.0%
American Electric Power Co., Inc.	959,300	40,846,994
Edison International	1,209,300	54,998,964
Entergy Corp.	640,000	59,084,800
FPL Group, Inc.	653,200	35,547,144
Hawaiian Electric Industries, Inc.	681,900	18,513,585
PPL Corp.	1,463,000	52,433,920
Electric Utilities Total		261,425,407

6

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.7%
AGL Resources, Inc.	596,600	23,213,706
Gas Utilities Total		23,213,706
Independent Power Producers & Energy Traders – 0.6%
AES Corp. (a)	848,000	18,689,920
Independent Power Producers & Energy Traders Total		18,689,920
Multi-Utilities – 4.9%
PG&E Corp.	1,547,000	73,219,510
Public Service Enterprise Group, Inc.	252,200	16,741,036
Sempra Energy	503,900	28,238,556
Wisconsin Energy Corp.	840,800	39,904,368
Multi-Utilities Total		158,103,470
UTILITIES TOTAL		461,432,503
Total Common Stocks
(cost of $2,530,825,508)		3,139,077,154

	Par ($)
Convertible Bond – 0.3%
CONSUMER DISCRETIONARY – 0.3%
Automobiles – 0.3%
Ford Motor Co.
4.250% 12/15/36	7,704,000	8,233,650
Automobiles Total		8,233,650
CONSUMER DISCRETIONARY TOTAL		8,233,650

Total Convertible Bond
(cost of $8,113,175)		8,233,650

Short-Term Obligation – 3.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.21%, collateralized by a U.S. Government Agency Obligation maturing on 10/18/21, market value of $110,718,563 (repurchase proceeds $108,607,835)	108,545,000	108,545,000

Total Short-Term Obligation (cost of $108,545,000)		108,545,000

7

Total Investments – 99.9% (cost of $2,647,483,683)(c)(d)	3,255,855,804

Other Assets & Liabilities, Net – 0.1%	4,106,174

Net Assets – 100.0%	3,259,961,978

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(c)	Cost for federal income tax purposes is $2,647,483,683.
(d)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$631,157,973	$(22,785,852)	$608,372,121

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

December 31, 2006 (unaudited)	Columbia Marsico 21st Century Fund

	Shares	Value ($)*
Common Stocks – 93.0%
CONSUMER DISCRETIONARY – 22.7%
Hotels, Restaurants & Leisure – 10.4%
Las Vegas Sands Corp. (a)	1,583,682	141,707,865
Station Casinos, Inc.	1,041,641	85,070,821
Wynn Resorts Ltd.	996,561	93,527,250
Hotels, Restaurants & Leisure Total		320,305,936
Household Durables – 2.0%
Ryland Group, Inc.	1,126,258	61,516,212
Household Durables Total		61,516,212
Media – 4.6%
Cablevision Systems Corp., Class A	2,009,859	57,240,784
Comcast Corp., Class A (a)	2,046,998	86,649,426
Media Total		143,890,210
Multiline Retail – 5.7%
Nordstrom, Inc.	1,532,745	75,625,638
Saks, Inc.	5,674,233	101,114,832
Multiline Retail Total		176,740,470
CONSUMER DISCRETIONARY TOTAL		702,452,828
CONSUMER STAPLES – 2.5%
Beverages – 2.4%
Heineken Holding NV	1,893,941	76,822,416
Beverages Total		76,822,416
Personal Products – 0.1%
Bare Escentuals, Inc. (a)	66,530	2,067,087
Personal Products Total		2,067,087
CONSUMER STAPLES TOTAL		78,889,503
ENERGY – 2.4%
Energy Equipment & Services – 2.4%
Schlumberger Ltd.	1,191,363	75,246,487
Energy Equipment & Services Total		75,246,487
ENERGY TOTAL		75,246,487
FINANCIALS – 32.3%
Capital Markets – 7.0%
Evercore Partners, Inc., Class A (a)	215,465	7,939,885
Goldman Sachs Group, Inc.	417,615	83,251,550
Jefferies Group, Inc.	1,565,187	41,978,315
UBS AG, Registered Shares	1,382,510	83,704,161
Capital Markets Total		216,873,911

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 10.5%
Banco Itau Holding Financeira SA, ADR	1,643,002	59,394,522
China Merchants Bank Co., Ltd., Class H (a)	29,337,500	61,967,097
Erste Bank der Oesterreichischen Sparkassen AG	794,010	60,656,899
Industrial & Commercial Bank of China, Class H (a)	107,825,000	67,042,273
Wells Fargo & Co.	2,107,470	74,941,633
Commercial Banks Total		324,002,424
Diversified Financial Services – 4.8%
Citigroup, Inc.	1,353,316	75,379,701
Moody’s Corp.	1,069,384	73,851,659
Diversified Financial Services Total		149,231,360
Real Estate Investment Trusts (REITs) – 4.4%
Crystal River Capital, Inc. (b)(c)	233,425	5,961,675
Crystal River Capital, Inc.	309,393	7,898,803
KKR Financial Corp.	2,816,464	75,453,071
ProLogis Trust	484,459	29,440,573
Redwood Trust, Inc.	265,836	15,439,755
Real Estate Investment Trusts (REITs) Total		134,193,877
Real Estate Management & Development – 5.6%
CB Richard Ellis Group, Inc., Class A (a)	2,815,931	93,488,909
St. Joe Co.	1,474,362	78,981,573
Real Estate Management & Development Total		172,470,482
FINANCIALS TOTAL		996,772,054
HEALTH CARE – 11.6%
Biotechnology – 7.0%
Amylin Pharmaceuticals, Inc. (a)	2,549,533	91,961,655
Arena Pharmaceuticals, Inc. (a)	1,228,374	15,858,309
Genentech, Inc. (a)	503,756	40,869,724
Genzyme Corp. (a)	1,104,629	68,023,054
Biotechnology Total		216,712,742
Health Care Providers & Services – 4.0%
UnitedHealth Group, Inc.	2,282,625	122,645,441
Health Care Providers & Services Total		122,645,441

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 0.6%
Diversa Corp. (a)	1,816,781	19,766,577
Life Sciences Tools & Services Total		19,766,577
HEALTH CARE TOTAL		359,124,760
INDUSTRIALS – 10.2%
Aerospace & Defense – 5.9%
DRS Technologies, Inc.	993,775	52,352,067
General Dynamics Corp.	924,544	68,739,846
United Technologies Corp.	964,049	60,272,344
Aerospace & Defense Total		181,364,257
Machinery – 1.0%
American Railcar Industries, Inc.	929,892	31,653,524
Machinery Total		31,653,524
Road & Rail – 3.3%
Burlington Northern Santa Fe Corp.	1,010,860	74,611,577
Genesee & Wyoming, Inc., Class A (a)	1,051,769	27,598,418
Road & Rail Total		102,209,995
INDUSTRIALS TOTAL		315,227,776
INFORMATION TECHNOLOGY – 6.5%
Communications Equipment – 3.5%
Cisco Systems, Inc. (a)	3,973,653	108,599,937
Communications Equipment Total		108,599,937
IT Services – 3.0%
Mastercard, Inc., Class A	925,333	91,136,047
IT Services Total		91,136,047
INFORMATION TECHNOLOGY TOTAL		199,735,984
MATERIALS – 3.0%
Chemicals – 3.0%
Monsanto Co.	1,748,321	91,839,304
Chemicals Total		91,839,304
MATERIALS TOTAL		91,839,304
UTILITIES – 1.8%
Independent Power Producers & Energy Traders – 1.8%
NRG Energy, Inc. (a)	993,050	55,620,730
Independent Power Producers & Energy Traders Total		55,620,730
UTILITIES TOTAL		55,620,730

Total Common Stocks (cost of $2,519,557,530)		2,874,909,426

3

	Par ($)	Value ($)
Short-Term Obligation – 10.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by U.S. Government Obligations with various maturities to 10/18/21, market value of $330,840,406 (repurchase proceeds $324,536,762)	324,349,000	324,349,000

Total Short-Term Obligation (cost of $324,349,000)		324,349,000

Total Investments – 103.5% (cost of $2,843,906,530)(d)(e)		3,199,258,426

Other Assets & Liabilities, Net – (3.5)%		(109,200,053)

Net Assets – 100.0%		3,090,058,373

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

4

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $5,961,675, which represents 0.2% of net assets.

(d)	Cost for federal income tax purposes is $2,843,906,530.
(e)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$398,407,216	$(43,055,320)	$355,351,896

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

December 31, 2006 (unaudited)	Columbia Small Cap Value Fund II

	Shares	Value ($)*
Common Stocks – 96.3%
CONSUMER DISCRETIONARY – 12.3%
Auto Components – 1.1%
Tenneco Automotive, Inc. (a)	130,000	3,213,600
Visteon Corp. (a)	209,000	1,772,320
Auto Components Total		4,985,920
Diversified Consumer Services – 0.6%
Stewart Enterprises, Inc., Class A	440,000	2,750,000
Diversified Consumer Services Total		2,750,000
Hotels, Restaurants & Leisure – 1.9%
Bally Technologies, Inc. (a)	101,700	1,899,756
O’Charleys, Inc. (a)	163,000	3,468,640
Ruby Tuesday, Inc.	113,000	3,100,720
Hotels, Restaurants & Leisure Total		8,469,116
Household Durables – 1.9%
Helen of Troy Ltd. (a)	175,000	4,245,500
Hovnanian Enterprises, Inc., Class A (a)	113,000	3,830,700
Household Durables Total		8,076,200
Media – 1.3%
Carmike Cinemas, Inc.	125,000	2,548,750
World Wrestling Entertainment, Inc.	200,000	3,260,000
Media Total		5,808,750
Specialty Retail – 1.5%
AC Moore Arts & Crafts, Inc. (a)	99,000	2,145,330
Genesco, Inc. (a)	112,000	4,177,600
Specialty Retail Total		6,322,930
Textiles, Apparel & Luxury Goods – 4.0%
Brown Shoe Co., Inc.	98,500	4,702,390
Phillips-Van Heusen Corp.	75,000	3,762,750
Quiksilver, Inc. (a)	265,000	4,173,750
Warnaco Group, Inc. (a)	181,200	4,598,856
Textiles, Apparel & Luxury Goods Total		17,237,746
CONSUMER DISCRETIONARY TOTAL		53,650,662
CONSUMER STAPLES – 4.2%
Beverages – 0.5%
Cott Corp. (a)	152,200	2,177,982
Beverages Total		2,177,982
Food Products – 0.9%
Sanderson Farms, Inc.	130,000	3,937,700
Food Products Total		3,937,700

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 0.6%
Central Garden & Pet Co. (a)	49,000	2,372,580
Household Products Total		2,372,580
Personal Products – 1.2%
Chattem, Inc. (a)	60,000	3,004,800
Inter Parfums, Inc.	116,600	2,237,554
Personal Products Total		5,242,354
Tobacco – 1.0%
Universal Corp.	90,000	4,410,900
Tobacco Total		4,410,900
CONSUMER STAPLES TOTAL		18,141,516
ENERGY – 5.8%
Energy Equipment & Services – 3.3%
Dawson Geophysical Co. (a)	77,400	2,819,682
Dresser-Rand Group, Inc. (a)	181,000	4,429,070
Oil States International, Inc. (a)	113,300	3,651,659
Universal Compression Holdings, Inc. (a)	59,500	3,695,545
Energy Equipment & Services Total		14,595,956
Oil, Gas & Consumable Fuels – 2.5%
Arlington Tankers	160,000	3,739,200
Encore Acquisition Co. (a)	141,000	3,458,730
OMI Corp.	176,000	3,725,920
Oil, Gas & Consumable Fuels Total		10,923,850
ENERGY TOTAL		25,519,806
FINANCIALS – 29.9%
Capital Markets – 4.2%
Affiliated Managers Group, Inc. (a)	40,500	4,257,765
American Capital Strategies	40,200	1,859,652
Apollo Investment Corp.	207,360	4,644,864
Cowen Group, Inc. (a)	148,000	3,130,200
Lazard Ltd., Class A	94,000	4,449,960
Capital Markets Total		18,342,441
Commercial Banks – 11.5%
AmericanWest Bancorporation	169,000	4,093,180
Bancorpsouth, Inc.	152,500	4,090,050
Colonial BancGroup, Inc.	137,400	3,536,676
Community Bank System, Inc.	148,000	3,404,000
First Midwest Bancorp, Inc.	87,000	3,365,160
First Republic Bank	44,600	1,742,968

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
First State Bancorporation	128,000	3,168,000
Independent Bank Corp	123,500	4,449,705
Pacific Capital Bancorp	135,000	4,533,300
Placer Sierra Bancshares	133,000	3,161,410
Prosperity Bancshares, Inc.	114,000	3,934,140
Seacoast Banking Corp. of Florida	69,400	1,721,120
SVB Financial Group (a)	88,000	4,102,560
Umpqua Holdings Corp.	156,000	4,591,080
Commercial Banks Total		49,893,349
Insurance – 6.0%
Argonaut Group, Inc. (a)	140,000	4,880,400
Delphi Financial Group, Inc., Class A	120,000	4,855,200
National Financial Partners Corp.	100,000	4,397,000
NYMAGIC, Inc.	81,400	2,979,240
Platinum Underwriters Holdings Ltd.	147,000	4,548,180
Zenith National Insurance Corp.	99,000	4,644,090
Insurance Total		26,304,110
Real Estate Investment Trusts (REITs) – 7.4%
Alexandria Real Estate Equities, Inc.	43,900	4,407,560
Equity Inns, Inc.	213,000	3,399,480
LaSalle Hotel Properties	97,500	4,470,375
LTC Properties, Inc.	155,000	4,233,050
Mid-America Apartment Communities, Inc.	65,000	3,720,600
OMEGA Healthcare Investors, Inc.	245,000	4,341,400
Tanger Factory Outlet Centers, Inc.	120,000	4,689,600
U-Store-It Trust	151,000	3,103,050
Real Estate Investment Trusts (REITs) Total		32,365,115
Thrifts & Mortgage Finance – 0.8%
First Niagara Financial Group, Inc.	225,000	3,343,500
Thrifts & Mortgage Finance Total		3,343,500
FINANCIALS TOTAL		130,248,515
HEALTH CARE – 4.8%
Health Care Equipment & Supplies – 1.5%
Datascope Corp.	75,000	2,733,000
Medical Action Industries, Inc. (a)	118,000	3,804,320
Health Care Equipment & Supplies Total		6,537,320
Health Care Providers & Services – 3.3%
AMN Healthcare Services, Inc. (a)	115,000	3,167,100
LifePoint Hospitals, Inc. (a)	115,000	3,875,500
Magellan Health Services, Inc. (a)	100,000	4,322,000

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Res-Care, Inc. (a)	164,000	2,976,600
Health Care Providers & Services Total		14,341,200
HEALTH CARE TOTAL		20,878,520
INDUSTRIALS – 17.6%
Aerospace & Defense – 4.1%
AAR Corp. (a)	150,000	4,378,500
BE Aerospace, Inc. (a)	168,000	4,314,240
DRS Technologies, Inc.	90,000	4,741,200
Esterline Technologies Corp. (a)	109,000	4,385,070
Aerospace & Defense Total		17,819,010
Airlines – 1.6%
AirTran Holdings, Inc. (a)	289,000	3,392,860
Alaska Air Group, Inc. (a)	89,000	3,515,500
Airlines Total		6,908,360
Commercial Services & Supplies – 4.5%
ABM Industries, Inc.	195,000	4,428,450
Consolidated Graphics, Inc. (a)	64,000	3,780,480
FTI Consulting, Inc. (a)	142,000	3,960,380
Unifirst Corp.	90,000	3,456,900
Watson Wyatt & Co. Holdings	86,000	3,882,900
Commercial Services & Supplies Total		19,509,110
Construction & Engineering – 1.7%
Comfort Systems USA, Inc.	280,000	3,539,200
Washington Group International, Inc. (a)	65,100	3,892,329
Construction & Engineering Total		7,431,529
Electrical Equipment – 0.8%
LSI Industries, Inc.	190,000	3,771,500
Electrical Equipment Total		3,771,500
Machinery – 3.7%
AGCO Corp. (a)	106,000	3,279,640
Barnes Group, Inc.	211,000	4,589,250
Crane Co.	100,000	3,664,000
Gardner Denver, Inc. (a)	120,000	4,477,200
Machinery Total		16,010,090
Trading Companies & Distributors – 1.2%
GATX Corp.	90,500	3,921,365

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – (continued)
H&E Equipment Services, Inc. (a)	64,300	1,592,711
Trading Companies & Distributors Total		5,514,076
INDUSTRIALS TOTAL		76,963,675
INFORMATION TECHNOLOGY – 12.2%
Communications Equipment – 1.4%
3Com Corp. (a)	662,000	2,720,820
CommScope, Inc. (a)	115,000	3,505,200
Communications Equipment Total		6,226,020
Computers & Peripherals – 1.5%
Brocade Communications Systems, Inc. (a)	310,000	2,545,100
Electronics for Imaging, Inc. (a)	147,000	3,907,260
Computers & Peripherals Total		6,452,360
Electronic Equipment & Instruments – 4.6%
Aeroflex, Inc. (a)	267,900	3,139,788
Benchmark Electronics, Inc. (a)	130,000	3,166,800
Electro Scientific Industries, Inc. (a)	69,000	1,389,660
Gerber Scientific, Inc. (a)	199,000	2,499,440
Park Electrochemical Corp.	100,000	2,565,000
Plexus Corp. (a)	138,000	3,295,440
Rofin-Sinar Technologies, Inc. (a)	51,500	3,113,690
X-Rite, Inc.	57,500	707,250
Electronic Equipment & Instruments Total		19,877,068
Internet Software & Services – 0.5%
webMethods, Inc. (a)	292,100	2,149,856
Internet Software & Services Total		2,149,856
IT Services – 1.3%
MPS Group, Inc. (a)	215,000	3,048,700
Sykes Enterprises, Inc. (a)	155,600	2,744,784
IT Services Total		5,793,484
Semiconductors & Semiconductor Equipment – 1.4%
Cypress Semiconductor Corp. (a)	105,000	1,771,350
Kulicke & Soffa Industries, Inc. (a)	293,000	2,461,200
RF Micro Devices, Inc. (a)	303,000	2,057,370
Semiconductors & Semiconductor Equipment Total		6,289,920
Software – 1.5%
i2 Technologies, Inc. (a)	175,000	3,993,500

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Lawson Software, Inc. (a)	325,000	2,401,750
Software Total		6,395,250
INFORMATION TECHNOLOGY TOTAL		53,183,958
MATERIALS – 4.1%
Containers & Packaging – 1.0%
Crown Holdings, Inc. (a)	210,000	4,393,200
Containers & Packaging Total		4,393,200
Metals & Mining – 2.4%
AMCOL International Corp.	105,000	2,912,700
Carpenter Technology Corp.	37,000	3,793,240
Steel Dynamics, Inc.	118,700	3,851,815
Metals & Mining Total		10,557,755
Paper & Forest Products – 0.7%
Glatfelter Co.	191,000	2,960,500
Paper & Forest Products Total		2,960,500
MATERIALS TOTAL		17,911,455
TELECOMMUNICATION SERVICES – 0.8%
Diversified Telecommunication Services – 0.8%
Cincinnati Bell, Inc. (a)	756,800	3,458,576
Diversified Telecommunication Services Total		3,458,576
TELECOMMUNICATION SERVICES TOTAL		3,458,576
UTILITIES – 4.6%
Electric Utilities – 0.7%
ITC Holdings Corp.	73,200	2,920,680
Electric Utilities Total		2,920,680
Gas Utilities – 1.9%
Atmos Energy Corp.	145,000	4,626,950
New Jersey Resources Corp.	80,000	3,886,400
Gas Utilities Total		8,513,350
Multi-Utilities – 2.0%
PNM Resources, Inc.	138,900	4,319,790
WPS Resources Corp.	79,500	4,295,385
Multi-Utilities Total		8,615,175
UTILITIES TOTAL		20,049,205

Total Common Stocks (cost of $356,014,446)		420,005,888

6

	Shares	Value ($)
Investment Company – 0.5%
iShares Nasdaq Biotechnology Index Fund	28,400	2,208,384

Total Investment Company (cost of $2,312,924)		2,208,384

	Par ($)
Short-Term Obligation – 5.3%
Repurchase agreement with State Street Bank & Trust Co., dated 12/29/06, due 01/02/07 at 5.21%, collateralized by a U.S. Government Agency Obligation maturing on 01/19/16, market value of $23,637,600 (repurchase proceeds $23,187,415)	23,174,000	23,174,000

Total Short-Term Obligation (cost of $23,174,000)		23,174,000

Total Investments – 102.1% (cost of $381,501,370)(b)(c)		445,388,272

Other Assets & Liabilities, Net – (2.1)%		(9,328,931)

Net Assets – 100.0%		436,059,341

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $381,501,370.
(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$69,615,866	$(5,728,964)	$63,886,902

7

NVESTMENT PORTFOLIO
December 31, 2006 (Unaudited)	Columbia LifeGoal Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.0%
Columbia Acorn International Fund, Class Z	1,124,623	45,333,550
Columbia Acorn USA Fund, Class Z	588,321	16,861,275
Columbia Convertible Securities Fund, Class Z	953,311	15,548,510
Columbia International Value Fund, Class Z	1,574,951	39,610,028
Columbia Large Cap Core Fund, Class Z	7,662,838	112,413,837
Columbia Large Cap Value Fund, Class Z	7,013,357	106,322,491
Columbia Marsico Focused Equities Fund, Class Z	5,390,191	120,362,965
Columbia Marsico International Opportunities Fund, Class Z	2,399,256	36,612,640
Columbia Mid Cap Growth Fund, Class Z	2,946,579	74,047,539
Columbia Mid Cap Value Fund, Class Z	4,623,519	67,503,383
Columbia Small Cap Growth Fund II, Class Z	979,017	13,471,269
Columbia Small Cap Value Fund II, Class Z	2,220,525	30,332,377

Total Investment Companies (cost of $576,684,488)		678,419,864

Total Investments – 100.0% (cost of $576,684,488)(b)(c)		678,419,864

Other Assets & Liabilities, Net – 0.0%		(150,416)

Net Assets – 100.0%		678,269,448

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(b)	Cost for federal income tax purposes is $576,684,488.
(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$103,397,202	$(1,661,826)	$101,735,376

1

INVESTMENT PORTFOLIO
December 31, 2006 (Unaudited)	Columbia LifeGoal Balanced Growth Portfolio

	Par ($)	Value ($)*
Investment Companies(a) – 100.0%
Columbia Acorn International Fund, Class Z	1,735,215	69,946,529
Columbia Acorn USA Fund, Class Z	550,895	15,788,656
Columbia Cash Reserves, Capital Class Shares	28,688,088	28,688,088
Columbia Convertible Securities Fund, Class Z	1,229,686	20,056,171
Columbia High Income Fund, Class Z	7,394,092	67,729,886
Columbia International Value Fund, Class Z	1,484,307	37,330,321
Columbia Large Cap Core Fund, Class Z	5,689,564	83,465,899
Columbia Large Cap Value Fund, Class Z	4,961,140	75,210,876
Columbia Marsico Focused Equities Fund, Class Z	4,272,415	95,403,022
Columbia Marsico International Opportunities Fund, Class Z	3,551,599	54,197,406
Columbia Mid Cap Growth Fund, Class Z	1,862,458	46,803,564
Columbia Mid Cap Value Fund, Class Z	2,557,252	37,335,874
Columbia Short Term Bond Fund, Class Z	1	10
Columbia Small Cap Growth Fund II, Class Z	1,009,861	13,895,682
Columbia Small Cap Value Fund II, Class Z	2,189,320	29,906,111
Columbia Total Return Bond Fund, Class Z	30,409,788	295,887,236

Total Investment Companies (cost of $877,807,382)		971,645,331

Total Investments – 100.0% (cost of $877,807,382)(b)(c)		971,645,331

Other Assets & Liabilities, Net – 0.0%		274,295

Net Assets – 100.0%		971,919,626

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(b)	Cost for federal income tax purposes is $877,807,382.
(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$98,941,317	$(5,103,368)	$93,837,949

1

INVESTMENT PORTFOLIO
December 31, 2006 (Unaudited)	Columbia LifeGoal Income & Growth Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.1%
Columbia Acorn International Fund, Class Z	201,144	8,108,132
Columbia Acorn USA Fund, Class Z	44,760	1,282,834
Columbia Cash Reserves, Capital Class Shares	14,289,428	14,289,428
Columbia Convertible Securities Fund, Class Z	539,726	8,802,929
Columbia High Income Fund, Class Z	2,480,747	22,723,644
Columbia International Value Fund, Class Z	212,016	5,332,199
Columbia Large Cap Core Fund, Class Z	752,246	11,035,446
Columbia Large Cap Value Fund, Class Z	599,317	9,085,645
Columbia Marsico Focused Equities Fund, Class Z	602,018	13,443,051
Columbia Marsico International Opportunities Fund, Class Z	362,685	5,534,566
Columbia Mid Cap Growth Fund, Class Z	213,068	5,354,390
Columbia Mid Cap Value Fund, Class Z	220,075	3,213,090
Columbia Short Term Bond Fund, Class Z	5,954,144	58,291,068
Columbia Small Cap Growth Fund II, Class Z	61,891	851,625
Columbia Small Cap Value Fund II, Class Z	156,410	2,136,557
Columbia Total Return Bond Fund, Class Z	4,755,893	46,274,838

Total Investment Companies (cost of $208,002,233)		215,759,442

Total Investments – 100.1% (cost of $208,002,233)(b)(c)		215,759,442

Other Assets & Liabilities, Net – (0.1)%		(129,966)

Net Assets – 100.0%		215,629,476

Notes to Investment Portfolio:
*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(b)	Cost for federal income tax purposes is $208,002,233.

1

(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,994,365	$(2,237,156)	$7,757,209

2

INVESTMENT PORTFOLIO
December 31, 2006 (Unaudited)	Columbia LifeGoal Income Portfolio

	Shares	Value ($)*
Investment Companies(a) – 100.2%
Columbia Cash Reserves, Capital Class Shares	2,943,495	2,943,495
Columbia Convertible Securities Fund, Class Z	100,350	1,636,712
Columbia High Income Fund, Class Z	561,883	5,146,850
Columbia Large Cap Value Fund, Class Z	86,148	1,306,011
Columbia Mid Cap Value Fund, Class Z	29,085	424,642
Columbia Mortgage- and Asset-Backed Portfolio	356,099	3,553,871
Columbia Short Term Bond Fund, Class Z	1,178,125	11,533,845
Columbia Small Cap Value Fund II, Class Z	16,673	227,748
Columbia Total Return Bond Fund, Class Z	629,911	6,129,034

Total Investment Companies (cost of $32,717,602)		32,902,208

Total Investments – 100.2% (cost of $32,717,602)(b)(c)		32,902,208

Other Assets & Liabilities, Net – (0.2)%		(74,850)

Net Assets – 100.0%		32,827,358

Notes to Investment Portfolio:

*

Security Valuation:

Investments in Underlying Funds are valued at the net asset value of each class of the respective Underling Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(b)	Cost for federal income tax purposes is $32,717,602.
(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$335,242	$(150,636)	$184,606

1

INVESTMENT PORTFOLIO

December 31, 2006 (unaudited)	Columbia Global Value Fund

	Shares	Value ($)*
Common Stocks – 100.7%
CONSUMER DISCRETIONARY – 14.2%
Auto Components – 0.8%
Goodyear Tire & Rubber Co. (a)	135,100	2,835,749
Auto Components Total		2,835,749
Automobiles – 7.4%
DaimlerChrysler AG, Registered Shares	95,900	5,921,676
Ford Motor Co.	1,190,800	8,942,908
General Motors Corp.	388,000	11,919,360
Automobiles Total		26,783,944
Leisure Equipment & Products – 2.9%
Eastman Kodak Co.	212,290	5,477,082
Fuji Photo Film Co., Ltd.	121,000	4,994,360
Leisure Equipment & Products Total		10,471,442
Media – 1.6%
Gannett Co., Inc.	94,000	5,683,240
Idearc, Inc. (a)	4,640	132,936
Media Total		5,816,176
Multiline Retail – 1.5%
Marks & Spencer Group PLC	404,019	5,657,720
Multiline Retail Total		5,657,720
CONSUMER DISCRETIONARY TOTAL		51,565,031
CONSUMER STAPLES – 19.1%
Food & Staples Retailing – 9.8%
J Sainsbury PLC	763,200	6,114,902
Koninklijke Ahold NV (a)	693,200	7,373,604
Kroger Co.	216,519	4,995,093
Safeway, Inc.	300,100	10,371,456
SUPERVALU, Inc.	23,186	828,900
Wm. Morrison Supermarkets PLC	1,179,232	5,863,207
Food & Staples Retailing Total		35,547,162
Food Products – 7.5%
Nestle SA, Registered Shares	31,090	11,025,492
Unilever NV	487,200	13,306,701
Unilever PLC	110,745	3,095,343
Food Products Total		27,427,536

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.8%
Altria Group, Inc.	75,500	6,479,410
Tobacco Total		6,479,410
CONSUMER STAPLES TOTAL		69,454,108
FINANCIALS – 9.0%
Commercial Banks – 5.7%
ABN AMRO Holding NV	251,794	8,077,834
Banca Intesa S.p.A.	890,178	6,855,730
Mitsubishi UFJ Financial Group, Inc.	222	2,762,270
UniCredito Italiano S.p.A.	365,300	3,193,059
Commercial Banks Total		20,888,893
Insurance – 3.3%
Aegon NV	171,451	3,266,235
Loews Corp.	86,100	3,570,567
Millea Holdings, Inc. Tokyo	148,000	5,202,040
Insurance Total		12,038,842
FINANCIALS TOTAL		32,927,735
HEALTH CARE – 15.9%
Health Care Equipment & Supplies – 1.6%
Boston Scientific Corp. (a)	340,136	5,843,536
Health Care Equipment & Supplies Total		5,843,536
Health Care Providers & Services – 0.8%
Tenet Healthcare Corp. (a)	413,200	2,880,004
Health Care Providers & Services Total		2,880,004
Pharmaceuticals – 13.5%
Bristol-Myers Squibb Co.	396,027	10,423,431
Daiichi Sankyo Co., Ltd.	160,600	5,020,367
GlaxoSmithKline PLC	154,153	4,063,007
Merck & Co., Inc.	167,100	7,285,560
Pfizer, Inc.	318,100	8,238,790
Sanofi-Aventis	61,949	5,704,474

2

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Schering-Plough Corp.	353,000	8,344,920
Pharmaceuticals Total		49,080,549
HEALTH CARE TOTAL		57,804,089
INDUSTRIALS – 0.1%
Commercial Services & Supplies – 0.1%
Contax Participacoes SA, ADR	342,100	314,048
Commercial Services & Supplies Total		314,048
INDUSTRIALS TOTAL		314,048
INFORMATION TECHNOLOGY – 18.9%
Communications Equipment – 4.8%
Alcatel-Lucent	697,000	9,990,276
Alcatel-Lucent, ADR	385,102	5,476,150
Nortel Networks Corp. (a)	73,780	1,972,139
Communications Equipment Total		17,438,565
Computers & Peripherals – 2.8%
Dell, Inc. (a)	282,980	7,099,968
International Business Machines Corp.	30,600	2,972,790
Computers & Peripherals Total		10,072,758
Electronic Equipment & Instruments – 2.2%
Hitachi Ltd.	1,298,000	8,105,187
Electronic Equipment & Instruments Total		8,105,187
IT Services – 0.4%
Unisys Corp. (a)	201,500	1,579,760
IT Services Total		1,579,760
Office Electronics – 1.6%
Xerox Corp. (a)	348,600	5,908,770
Office Electronics Total		5,908,770
Semiconductors & Semiconductor Equipment – 6.6%
Intel Corp.	591,530	11,978,483
Micron Technology, Inc. (a)	330,000	4,606,800
STMicroelectronics NV	403,300	7,447,500
Semiconductors & Semiconductor Equipment Total		24,032,783

3

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 0.5%
Microsoft Corp.	54,600	1,630,356
Software Total		1,630,356
INFORMATION TECHNOLOGY TOTAL		68,768,179
MATERIALS – 1.3%
Chemicals – 1.3%
Akzo Nobel NV	80,800	4,928,357
Chemicals Total		4,928,357
MATERIALS TOTAL		4,928,357
TELECOMMUNICATION SERVICES – 22.2%
Diversified Telecommunication Services – 22.2%
AT&T, Inc.	111,600	3,989,700
BellSouth Corp.	142,200	6,699,042
Brasil Telecom Participacoes SA, ADR	49,700	2,121,693
BT Group PLC	1,193,692	7,029,235
Deutsche Telekom AG, Registered Shares	492,603	8,995,963
KT Corp.	22,790	1,136,816
KT Corp., ADR	272,820	6,915,987
Nippon Telegraph & Telephone Corp.	2,036	10,061,587
Tele Norte Leste Participacoes SA, ADR	342,100	5,104,132
Telecom Italia S.p.A.	1,911,493	5,759,374
Telefonica SA	518,274	10,998,496
Telefonos de Mexico SA de CV, ADR, Class L	303,100	8,565,606
Verizon Communications, Inc.	92,800	3,455,872
Diversified Telecommunication Services Total		80,833,503
TELECOMMUNICATION SERVICES TOTAL		80,833,503
Total Common Stocks (cost of $265,450,113)		366,595,050
	Par ($)

Short-Term Obligation – 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S. Government Agency maturing 10/18/21, with a market value of $1,428,131 (repurchase proceeds $1,399,810)	1,399,000	1,399,000
Total Short-Term Obligation (cost of $1,399,000)		1,399,000

4

Total Investments – 101.1% (cost of $266,849,113)(b)(c)	367,994,050

Other Assets & Liabilities, Net – (1.1)%	(3,841,724)

Net Assets – 100.0%	364,152,326

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $266,849,113.
(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$108,801,502	$(7,656,565)	$101,144,937

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Marsico International Opportunities Fund

	Shares	Value ($)*
Common Stocks – 95.8%
CONSUMER DISCRETIONARY – 16.8%
Auto Components – 3.2%
Continental AG	731,757	85,070,249
Auto Components Total		85,070,249
Automobiles – 3.1%
Toyota Motor Corp.	1,257,600	82,491,685
Automobiles Total		82,491,685
Hotels, Restaurants & Leisure – 2.0%
Melco PBL Entertainment Macau Ltd., ADR (a)	1,206,788	25,656,313
Shangri-La Asia Ltd.	11,204,665	29,257,770
Hotels, Restaurants & Leisure Total		54,914,083
Household Durables – 0.6%
Gafisa SA (a)	1,052,568	15,661,209
Household Durables Total		15,661,209
Leisure Equipment & Products – 0.9%
Sega Sammy Holdings, Inc.	944,047	25,493,887
Leisure Equipment & Products Total		25,493,887
Media – 0.9%
JC Decaux SA	877,349	24,962,067
Media Total		24,962,067
Specialty Retail – 4.2%
Esprit Holdings Ltd.	7,189,500	79,998,022
Yamada Denki Co., Ltd.	379,730	32,281,684
Specialty Retail Total		112,279,706
Textiles, Apparel & Luxury Goods – 1.9%
LVMH Moet Hennessy Louis Vuitton SA	490,123	51,524,767
Textiles, Apparel & Luxury Goods Total		51,524,767
CONSUMER DISCRETIONARY TOTAL		452,397,653
CONSUMER STAPLES – 8.5%
Beverages – 1.9%
Diageo PLC	2,598,572	51,000,018
Beverages Total		51,000,018
Food & Staples Retailing – 3.4%
Shoppers Drug Mart Corp.	584,010	25,085,161
Tesco PLC	6,634,775	52,429,357
Wal-Mart de Mexico SA de CV, Series V	3,284,100	14,449,067
Food & Staples Retailing Total		91,963,585

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 1.8%
Nestle SA, Registered Shares	140,189	49,715,427
Food Products Total		49,715,427
Household Products – 1.4%
Reckitt Benckiser PLC	832,788	38,050,318
Household Products Total		38,050,318
CONSUMER STAPLES TOTAL		230,729,348
ENERGY – 2.1%
Energy Equipment & Services – 1.1%
Acergy SA (a)	1,546,414	29,780,107
Energy Equipment & Services Total		29,780,107
Oil, Gas & Consumable Fuels – 1.0%
CNOOC Ltd., ADR	287,043	27,162,879
Oil, Gas & Consumable Fuels Total		27,162,879
ENERGY TOTAL		56,942,986
FINANCIALS – 28.5%
Capital Markets – 8.0%
Macquarie Bank Ltd.	1,103,616	68,483,858
Man Group Plc	6,717,184	68,711,114
UBS AG, Registered Shares	1,308,019	79,194,098
Capital Markets Total		216,389,070
Commercial Banks – 15.8%
Banca Intesa SpA	6,885,250	53,026,942
Erste Bank der Oesterreichischen Sparkassen AG	996,997	76,163,709
ICICI Bank Ltd., ADR	802,843	33,510,667
Industrial & Commercial Bank of China, Class H (a)	114,824,000	71,394,036
Mitsui Trust Holdings, Inc.	3,232,000	37,164,800
Royal Bank of Scotland Group PLC	1,296,672	50,394,238
Sanpaolo IMI SpA	1,994,040	46,311,081
Uniao de Bancos Brasileiros SA, GDR	636,424	59,161,975
Commercial Banks Total		427,127,448
Insurance – 2.2%
AXA SA	1,455,267	58,679,348
Insurance Total		58,679,348
Real Estate Management & Development – 1.0%
CapitaLand Ltd.	6,638,000	26,649,483
Real Estate Management & Development Total		26,649,483

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 1.5%
Northern Rock PLC	1,757,661	40,422,713
Thrifts & Mortgage Finance Total		40,422,713
FINANCIALS TOTAL		769,268,062
HEALTH CARE – 5.4%
Biotechnology – 1.7%
CSL Ltd.	897,099	46,129,562
Biotechnology Total		46,129,562
Pharmaceuticals – 3.7%
Roche Holding AG, Genusschein Shares	564,417	100,986,114
Pharmaceuticals Total		100,986,114
HEALTH CARE TOTAL		147,115,676
INDUSTRIALS – 10.2%
Aerospace & Defense – 3.4%
BAE Systems PLC	10,896,678	90,370,046
Aerospace & Defense Total		90,370,046
Building Products – 1.2%
Daikin Industries Ltd.	923,624	32,179,488
Building Products Total		32,179,488
Electrical Equipment – 1.5%
ABB Ltd., Registered Shares	2,298,586	41,194,811
Electrical Equipment Total		41,194,811
Machinery – 2.0%
Vallourec	185,191	53,484,864
Machinery Total		53,484,864
Road & Rail – 0.9%
Canadian National Railway Co.	557,471	23,987,977
Road & Rail Total		23,987,977
Trading Companies & Distributors – 1.2%
Marubeni Corp.	6,602,000	33,380,405
Trading Companies & Distributors Total		33,380,405
INDUSTRIALS TOTAL		274,597,591
INFORMATION TECHNOLOGY – 10.3%
Communications Equipment – 3.1%
Ericsson (LM) Telefonaktiebolaget-SP, ADR	2,057,690	82,780,869
Communications Equipment Total		82,780,869
Electronic Equipment & Instruments – 0.9%
Nippon Electric Glass Co., Ltd.	1,169,000	24,597,796
Electronic Equipment & Instruments Total		24,597,796

3

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 4.9%
Advantest Corp.	469,000	26,935,266
Samsung Electronics Co., Ltd.	104,780	68,623,343
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,333,091	36,430,685
Semiconductors & Semiconductor Equipment Total		131,989,294
Software – 1.4%
SAP AG	741,360	39,373,932
Software Total		39,373,932
INFORMATION TECHNOLOGY TOTAL		278,741,891
MATERIALS – 6.2%
Chemicals – 3.4%
Lonza Group AG, Registered Shares	564,092	48,622,462
Syngenta AG, Registered Shares (a)	236,652	44,017,855
Chemicals Total		92,640,317
Construction Materials – 2.8%
Cemex SA de CV, ADR, COP (a)	2,185,477	74,043,961
Construction Materials Total		74,043,961
MATERIALS TOTAL		166,684,278
TELECOMMUNICATION SERVICES – 5.1%
Wireless Telecommunication Services – 5.1%
America Movil SA de CV, ADR, Series L	1,948,754	88,122,656
China Mobile Ltd.	5,852,500	50,698,327
Wireless Telecommunication Services Total		138,820,983
TELECOMMUNICATION SERVICES TOTAL		138,820,983
UTILITIES – 2.7%
Multi-Utilities – 2.7%
Veolia Environnement	958,322	73,865,814
Multi-Utilities Total		73,865,814
UTILITIES TOTAL		73,865,814
Total Common Stocks (cost of $2,000,265,525)		2,589,164,282
Par ($)
Short-Term Obligation – 4.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S. Government Agency maturing on 10/04/016, market value of $110,022,300 (repurchase proceeds $107,927,442)	107,865,000	107,865,000

4

Total Short-Term Obligation (cost of $107,865,000)	107,865,000
Total Investments – 99.8% (cost of $2,108,130,525)(b)(c)	2,697,029,282
Other Assets & Liabilities, Net – 0.2%	4,192,066
Net Assets – 100.0%	2,701,221,348

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,108,130,525.
(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Unrealized
Appreciation	Depreciation	Appreciation
$600,355,512	$(11,456,755)	$588,898,757

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

5

INVESTMENT PORTFOLIO

December 31, 2006 (unaudited)	Columbia Multi-Advisor International Equity Fund

	Shares	Value ($)*
Common Stocks – 97.0%
CONSUMER DISCRETIONARY – 16.4%
Auto Components – 1.6%
Continental AG	324,025	37,669,455
Auto Components Total		37,669,455
Automobiles – 3.8%
Bayerische Motoren Werke (BMW) AG	196,768	11,262,850
Honda Motor Co., Ltd.	556,300	22,008,357
Toyota Motor Corp.	557,300	36,555,834
Yamaha Motor Co. Ltd.	600,300	18,897,700
Automobiles Total		88,724,741
Hotels, Restaurants & Leisure – 2.4%
Accor SA	173,732	13,454,746
Compass Group PLC	2,076,513	11,761,303
Melco PBL Entertainment Macau Ltd., ADR (a)	533,242	11,336,725
PartyGaming PLC	7,727,900	4,800,793
Shangri-La Asia Ltd.	5,113,918	13,353,530
Hotels, Restaurants & Leisure Total		54,707,097
Household Durables – 1.2%
Gafisa SA (a)	464,797	6,915,736
Koninklijke Philips Electronics NV	576,402	21,728,872
Household Durables Total		28,644,608
Leisure Equipment & Products – 1.0%
Sankyo Co., Ltd.	232,000	12,859,640
Sega Sammy Holdings, Inc.	418,415	11,299,252
Leisure Equipment & Products Total		24,158,892
Media – 2.3%
JC Decaux SA	387,338	11,020,423
Mediaset SpA	1,187,387	14,085,975
Publicis Groupe	383,869	16,184,077
Reuters Group PLC	1,266,435	11,029,740
Media Total		52,320,215
Specialty Retail – 2.8%
Esprit Holdings Ltd.	3,174,500	35,322,863
Kingfisher PLC	3,199,287	14,914,318
Yamada Denki Co., Ltd.	168,300	14,307,554
Specialty Retail Total		64,544,735
Textiles, Apparel & Luxury Goods – 1.3%
LVMH Moet Hennessy Louis Vuitton SA	217,210	22,834,461

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Yue Yuen Industrial Holdings Ltd.	2,415,833	7,649,911
Textiles, Apparel & Luxury Goods Total		30,484,372
CONSUMER DISCRETIONARY TOTAL		381,254,115
CONSUMER STAPLES – 8.0%
Beverages – 1.0%
Diageo PLC	1,151,623	22,601,950
Beverages Total		22,601,950
Food & Staples Retailing – 2.1%
Carrefour SA	146,413	8,876,665
Shoppers Drug Mart Corp.	258,819	11,117,132
Tesco PLC	2,940,369	23,235,401
Wal-Mart de Mexico SA de CV, Series V	1,455,400	6,403,329
Food & Staples Retailing Total		49,632,527
Food Products – 2.0%
Nestle SA, Registered Shares	62,128	22,032,542
Unilever NV	213,163	5,822,037
Unilever PLC	655,284	18,315,310
Food Products Total		46,169,889
Household Products – 0.7%
Reckitt Benckiser PLC	369,071	16,862,958
Household Products Total		16,862,958
Tobacco – 2.2%
British American Tobacco PLC	1,151,738	32,213,836
Japan Tobacco, Inc.	3,717	17,931,882
Tobacco Total		50,145,718
CONSUMER STAPLES TOTAL		185,413,042
ENERGY – 5.0%
Energy Equipment & Services – 1.3%
Acergy SA (a)	683,842	13,169,104
Technip SA	252,531	17,328,232
Energy Equipment & Services Total		30,497,336
Oil, Gas & Consumable Fuels – 3.7%
BP PLC	780,342	8,718,287
CNOOC Ltd., ADR	127,210	12,037,882
Frontline Ltd.	142,098	4,558,090
PetroChina Co., Ltd., Class H	11,068,225	15,592,035
Royal Dutch Shell PLC, Class A	430,374	15,180,039

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Royal Dutch Shell PLC, Class B	432,562	15,267,939
S-Oil Corp.	4,455	328,094
Total SA	197,413	14,235,311
Oil, Gas & Consumable Fuels Total		85,917,677
ENERGY TOTAL		116,415,013
FINANCIALS – 26.4%
Capital Markets – 5.0%
Credit Suisse Group	295,808	20,638,702
Macquarie Bank Ltd.	489,095	30,350,333
Man Group PLC	2,976,891	30,451,078
UBS AG, Registered Shares	579,682	35,096,885
Capital Markets Total		116,536,998
Commercial Banks – 14.0%
ABN AMRO Holding NV	517,975	16,617,218
Allied Irish Banks PLC	559,092	16,685,329
Banca Intesa SpA	3,050,250	23,491,584
BNP Paribas SA	188,195	20,441,868
Commerzbank AG	24,624	934,487
Depfa Bank PLC	731,618	13,122,570
Erste Bank der Oesterreichischen Sparkassen AG	440,160	33,625,195
HBOS PLC	815,009	18,030,236
HSBC Holdings PLC	943,200	17,286,177
ICICI Bank Ltd., ADR	355,800	14,851,092
Industrial & Commercial Bank of China, Class H (a)	50,887,000	31,639,973
Mitsui Trust Holdings, Inc.	1,432,000	16,466,582
Royal Bank of Scotland Group PLC	1,152,460	44,789,541
Sanpaolo IMI SpA	883,709	20,523,921
Shinhan Financial Group Co., Ltd. (a)	237,550	12,172,593
Uniao de Bancos Brasileiros SA, GDR	282,047	26,219,089
Commercial Banks Total		326,897,455
Diversified Financial Services – 1.0%
ING Groep NV	522,918	23,173,963
Diversified Financial Services Total		23,173,963
Insurance – 4.5%
Aviva PLC	1,095,343	17,585,870
AXA SA	1,186,947	47,860,136
Manulife Financial Corp.	506,960	17,106,612

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Zurich Financial Services AG	80,310	21,545,938
Insurance Total		104,098,556
Real Estate Management & Development – 1.1%
CapitaLand Ltd.	2,942,000	11,811,205
Henderson Land Development Co., Ltd.	2,455,000	13,640,502
Real Estate Management & Development Total		25,451,707
Thrifts & Mortgage Finance – 0.8%
Northern Rock PLC	778,952	17,914,350
Thrifts & Mortgage Finance Total		17,914,350
FINANCIALS TOTAL		614,073,029
HEALTH CARE – 6.2%
Biotechnology – 0.9%
CSL Ltd.	396,752	20,401,311
Biotechnology Total		20,401,311
Pharmaceuticals – 5.3%
GlaxoSmithKline PLC	621,058	16,369,212
Novartis AG	261,733	15,041,020
Roche Holding AG, Genusschein Shares	250,136	44,754,610
Sanofi-Aventis	326,843	30,096,812
Takeda Pharmaceutical Co., Ltd.	255,800	17,576,889
Pharmaceuticals Total		123,838,543
HEALTH CARE TOTAL		144,239,854
INDUSTRIALS – 11.0%
Aerospace & Defense – 2.8%
BAE Systems PLC	7,885,041	65,393,464
Aerospace & Defense Total		65,393,464
Air Freight & Logistics – 1.7%
Deutsche Post AG	762,719	22,981,126
TNT NV	402,117	17,299,871
Air Freight & Logistics Total		40,280,997
Building Products – 0.6%
Daikin Industries Ltd.	409,288	14,259,784
Building Products Total		14,259,784
Construction & Engineering – 1.3%
Vinci SA	230,994	29,429,241
Construction & Engineering Total		29,429,241

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.8%
ABB Ltd., Registered Shares	1,018,676	18,256,513
Electrical Equipment Total		18,256,513
Industrial Conglomerates – 0.8%
Siemens AG	186,415	18,479,179
Industrial Conglomerates Total		18,479,179
Machinery – 1.0%
Vallourec	81,901	23,653,762
Machinery Total		23,653,762
Marine – 0.5%
Stolt-Nielsen SA	335,814	10,283,224
Marine Total		10,283,224
Road & Rail – 0.5%
Canadian National Railway Co.	247,058	10,630,906
Road & Rail Total		10,630,906
Trading Companies & Distributors – 0.6%
Marubeni Corp.	2,926,000	14,794,163
Trading Companies & Distributors Total		14,794,163
Transportation Infrastructure – 0.4%
Macquarie Airports Management Ltd.	3,584,746	10,193,263
Transportation Infrastructure Total		10,193,263
INDUSTRIALS TOTAL		255,654,496
INFORMATION TECHNOLOGY – 6.8%
Communications Equipment – 1.6%
Ericsson (LM) Telefonaktiebolaget-SP, ADR	911,918	36,686,461
Communications Equipment Total		36,686,461
Electronic Equipment & Instruments – 0.7%
Celestica, Inc. (a)	548,120	4,267,830
Nippon Electric Glass Co., Ltd.	518,000	10,899,622
Electronic Equipment & Instruments Total		15,167,452
Semiconductors & Semiconductor Equipment – 3.8%
Advantest Corp.	207,800	11,934,218
Samsung Electronics Co., Ltd.	93,519	61,248,201
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,477,144	16,145,184
Semiconductors & Semiconductor Equipment Total		89,327,603

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 0.7%
SAP AG	327,872	17,413,415
Software Total		17,413,415
INFORMATION TECHNOLOGY TOTAL		158,594,931
MATERIALS – 6.6%
Chemicals – 3.1%
Bayer AG	266,570	14,301,251
Lonza Group AG, Registered Shares	249,039	21,466,160
Syngenta AG, Registered Shares (a)	197,496	36,734,743
Chemicals Total		72,502,154
Construction Materials – 2.2%
Cemex SA de CV, ADR, COP (a)	968,550	32,814,474
CRH PLC	449,626	18,688,816
Construction Materials Total		51,503,290
Metals & Mining – 1.3%
POSCO	36,231	12,002,012
Rio Tinto PLC	333,149	17,700,247
Metals & Mining Total		29,702,259
MATERIALS TOTAL		153,707,703
TELECOMMUNICATION SERVICES – 7.1%
Diversified Telecommunication Services – 2.9%
France Telecom SA	921,761	25,384,818
Telefonica SA	1,123,270	23,837,353
Telenor ASA	1,029,104	19,211,341
Diversified Telecommunication Services Total		68,433,512
Wireless Telecommunication Services – 4.2%
America Movil SA de CV, ADR, Series L	863,640	39,053,801
China Mobile Ltd.	2,588,500	22,423,344
LG Telecom Ltd. (a)	1,079,634	11,084,794
SK Telecom Co., Ltd.	26,673	6,369,842
Vodafone Group PLC	6,410,912	17,684,502
Wireless Telecommunication Services Total		96,616,283
TELECOMMUNICATION SERVICES TOTAL		165,049,795
UTILITIES – 3.5%
Electric Utilities – 1.3%
E.ON AG	128,466	17,429,352
Electricite de France	179,155	13,049,955
Electric Utilities Total		30,479,307

6

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 0.4%
Enagas SA	375,894	8,741,433
Gas Utilities Total		8,741,433
Multi-Utilities – 1.8%
Suez SA	165,814	8,584,119
Veolia Environnement	424,705	32,735,532
Multi-Utilities Total		41,319,651
UTILITIES TOTAL		80,540,391
Total Common Stocks (cost of $1,680,321,340)		2,254,942,369
Par ($)
Short-Term Obligations – 2.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S. Government Agencies with various maturity dates to 05/12/20, market value of $63,326,212 (repurchase proceeds $62,116,938)	62,081,000	62,081,000
Total Short-Term Obligations (cost of $62,081,000)		62,081,000
Total Investments – 99.7% (cost of $1,742,402,340)(b)(c)		2,317,023,369
Other Assets & Liabilities, Net – 0.3%		6,187,659
Net Assets – 100.0%		2,323,211,028

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,742,402,340.
(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Unrealized
Appreciation	Depreciation	Appreciation
$597,367,561	$(22,746,532)	$574,621,029

Acronym	Name
ADR	American Depositary Receipt
COP	Certificates of Participation
GDR	Global Depositary Receipt

8

NVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Total Return Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 38.0%
Federal Home Loan Mortgage Corp.
	3.500% 10/01/18	4,001,502	3,689,972
	5.000% 10/01/35	168,334,510	162,479,339
	5.000% 11/01/35	22,430,883	21,650,671
	5.500% 12/01/17	253,394	253,825
	5.500% 12/01/18	1,697,229	1,699,376
	5.500% 07/01/19	1,288,787	1,289,014
	6.000% 05/01/17	112,816	114,425
	6.000% 07/01/17	2,430,616	2,465,276
	8.000% 11/01/09	14,446	14,832
	8.000% 04/01/10	11,758	12,102
	8.500% 11/01/26	202,239	216,889
	TBA:
	4.500% 01/01/22(a)	48,000,000	46,245,024
	5.500% 01/01/22(a)	118,608,000	118,496,746
	5.500% 01/01/37(a)	70,360,000	69,568,450
	6.000% 01/01/22(a)	18,629,000	18,873,506
Federal National Mortgage Association
	5.000% 09/01/35	8,669,835	8,372,824
	5.989% 06/01/32(b)	33,394	33,808
	6.080% 07/01/32(b)	286,787	288,099
	7.000% 10/01/11	196,932	202,757
	7.199% 08/01/36(b)	50,607	50,730
	8.000% 12/01/09	143,366	143,224
	10.000% 09/01/18	81,467	89,400
	TBA:
	5.500% 01/01/37(a)	127,559,000	126,044,237
	6.000% 01/01/37(a)	56,231,000	56,599,988
	6.500% 01/01/37(a)	88,614,000	90,275,512
Government National Mortgage Association
	7.000% 01/15/30	1,178,676	1,218,222
	7.500% 12/15/23	1,143,877	1,193,435
	7.500% 07/20/28	449,592	467,827
	8.000% 11/15/07	2,958	2,977
	8.000% 05/15/17	13,962	14,720
	8.500% 02/15/25	128,746	138,793
	9.500% 09/15/09	1,631	1,692
	13.000% 01/15/11	4,288	4,752
	13.000% 02/15/11	2,296	2,546
	Total Mortgage-Backed Securities (cost of $735,953,407)		732,214,990

1

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 33.5%
BASIC MATERIALS – 0.5%
Chemicals – 0.2%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14		240,000	265,200
Chemtura Corp.
	6.875% 06/01/16		265,000	255,062
EquiStar Chemicals LP
	10.625% 05/01/11		210,000	223,650
Huntsman International LLC
	6.875% 11/15/13(c)	EUR	155,000	204,352
	7.875% 11/15/14(c)	USD	220,000	221,650
Ineos Group Holdings PLC
	7.875% 02/15/16(c)	EUR	125,000	157,168
	8.500% 02/15/16(c)	USD	85,000	81,175
Innophos Investments Holdings, Inc.
	PIK,
	13.374% 02/15/15(b)(d)		122,448	127,958
Lyondell Chemical Co.
	8.000% 09/15/14		195,000	202,313
	8.250% 09/15/16		265,000	278,250
Mosaic Co.
	7.375% 12/01/14(c)		90,000	92,363
	7.625% 12/01/16(c)		335,000	347,144
NOVA Chemicals Corp.
	6.500% 01/15/12		235,000	222,663
Praxair, Inc.
	4.750% 07/15/07		1,989,000	1,984,027
Rhodia SA
	8.875% 06/01/11		205,000	216,275
	Chemicals Total			4,879,250
Forest Products & Paper – 0.1%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		310,000	268,150
Boise Cascade LLC
	7.125% 10/15/14		175,000	169,312
Domtar, Inc.
	7.125% 08/15/15		260,000	254,800
Georgia-Pacific Corp.
	8.000% 01/15/24		385,000	390,775
NewPage Corp.
	10.000% 05/01/12		335,000	353,425

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
	12.000% 05/01/13	115,000	121,613
Norske Skog
	8.625% 06/15/11	245,000	248,062
	Forest Products & Paper Total		1,806,137
Iron/Steel – 0.0%
UCAR Finance, Inc.
	10.250% 02/15/12	280,000	295,050
	Iron/Steel Total		295,050
Metals & Mining – 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(c)	385,000	412,913
Vale Overseas Ltd.
	6.250% 01/23/17	2,520,000	2,531,456
	6.875% 11/21/36	575,000	589,746
	Metals & Mining Total		3,534,115
	BASIC MATERIALS TOTAL		10,514,552
COMMUNICATIONS – 4.1%
Media – 2.1%
Advanstar Communications, Inc.
	12.000% 02/15/11	360,000	376,200
Atlantic Broadband Finance LLC
	9.375% 01/15/14	225,000	227,531
Charter Communications Holdings I LLC
	9.920% 04/01/14	435,000	375,731
	11.000% 10/01/15	380,000	389,975
Charter Communications Holdings II LLC
	10.250% 09/15/10	370,000	387,112
Clear Channel Communications, Inc.
	4.900% 05/15/15	175,000	139,543
	5.500% 12/15/16	275,000	222,604
	7.650% 09/15/10	3,465,000	3,627,703
CMP Susquehanna Corp.
	9.875% 05/15/14(c)	340,000	338,300
Comcast Corp.
	5.900% 03/15/16	5,335,000	5,350,215
	6.500% 11/15/35	2,495,000	2,512,622
CSC Holdings, Inc.
	7.625% 04/01/11	460,000	468,625
Dex Media, Inc.
	(e) 11/15/13 (9.000% 11/15/08)	600,000	535,500

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
DirecTV Holdings LLC
	6.375% 06/15/15	320,000	306,800
EchoStar DBS Corp.
	6.625% 10/01/14	445,000	433,875
Insight Midwest LP
	9.750% 10/01/09	182,000	184,958
Lamar Media Corp.
	6.625% 08/15/15	310,000	307,287
PriMedia, Inc.
	8.000% 05/15/13	580,000	561,150
Quebecor Media, Inc.
	7.750% 03/15/16	290,000	296,162
RH Donnelley Corp.
	8.875% 01/15/16	410,000	430,500
Sinclair Broadcast Group, Inc.
	8.000% 03/15/12	165,000	170,363
	8.750% 12/15/11	135,000	140,906
TCI Communications, Inc.
	9.875% 06/15/22	2,159,000	2,841,145
Telenet Group Holding NV
	(e) 06/15/14(c) (11.500% 12/15/08)	278,000	250,548
Time Warner Entertainment Co. LP
	8.375% 07/15/33	545,000	658,682
Time Warner, Inc.
	5.875% 11/15/16	5,660,000	5,645,708
	6.500% 11/15/36	5,400,000	5,374,755
	9.125% 01/15/13(f)	2,472,000	2,879,855
Viacom, Inc.
	5.750% 04/30/11	2,000,000	2,001,022
	6.875% 04/30/36	3,265,000	3,228,037
XM Satellite Radio, Inc.
	9.750% 05/01/14	270,000	270,000
	Media Total		40,933,414
Telecommunication Services – 2.0%
Cincinnati Bell, Inc.
	7.000% 02/15/15	275,000	275,344
Citizens Communications Co.
	7.875% 01/15/27(c)	245,000	247,450

4

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	9.000% 08/15/31		205,000	222,425
Cricket Communications, Inc.
	9.375% 11/01/14(c)		245,000	258,475
Digicel Ltd.
	9.250% 09/01/12(c)		350,000	373,625
Dobson Cellular Systems, Inc.
	8.375% 11/01/11		540,000	569,025
	9.875% 11/01/12		255,000	277,950
Embarq Corp.
	7.082% 06/01/16		150,000	152,703
Horizon PCS, Inc.
	11.375% 07/15/12		210,000	234,150
Inmarsat Finance II PLC
	(e) 11/15/12 (10.375% 11/15/08)		315,000	290,194
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(c)		680,000	746,300
Intelsat Intermediate Holdings Co., Ltd.
	(e) 02/01/15 (9.250% 02/01/10)		270,000	205,200
Level 3 Financing, Inc.
	9.250% 11/01/14(c)		335,000	341,700
Lucent Technologies, Inc.
	6.450% 03/15/29		385,000	355,163
MetroPCS Wireless, Inc.
	9.250% 11/01/14(c)		330,000	344,850
Nextel Communications, Inc.
	6.875% 10/31/13		995,000	1,005,278
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(c)	EUR	245,000	355,754
NTL Cable PLC
	8.750% 04/15/14	USD	220,000	230,175
PanAmSat Corp.
	9.000% 08/15/14		185,000	195,406
Qwest Communications International, Inc.
	7.500% 02/15/14		225,000	231,750
Qwest Corp.
	7.500% 10/01/14		110,000	116,600
	7.500% 06/15/23		505,000	508,787
	8.875% 03/15/12		320,000	356,400
Rogers Cantel, Inc.

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	9.750% 06/01/16	315,000	395,325
Rogers Wireless, Inc.
	8.000% 12/15/12	180,000	192,150
Rural Cellular Corp.
	9.750% 01/15/10	60,000	61,650
	11.121% 11/01/12(b)	345,000	359,662
Sprint Capital Corp.
	6.125% 11/15/08	1,009,000	1,020,924
	6.875% 11/15/28	950,000	950,958
	8.750% 03/15/32	5,642,000	6,790,773
Syniverse Technologies, Inc.
	7.750% 08/15/13	200,000	199,500
Telecom Italia Capital SA
	7.200% 07/18/36(f)	1,235,000	1,290,227
Telefonica Emisones SAU
	5.984% 06/20/11(f)	4,620,000	4,702,832
TELUS Corp.
	7.500% 06/01/07	7,873,000	7,931,268
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	290,000	309,938
US LEC Corp.
	13.870% 10/01/09(b)	305,000	323,300
Vodafone Group PLC
	5.750% 03/15/16(f)	4,495,000	4,492,024
West Corp.
	11.000% 10/15/16(c)	390,000	393,900
Wind Acquisition Financial SA
	12.500% 12/21/11(a)	220,000	223,025
Windstream Corp.
	8.625% 08/01/16(c)	365,000	399,675
	Telecommunication Services Total		37,931,835
	COMMUNICATIONS TOTAL		78,865,249
CONSUMER CYCLICAL – 3.2%
Airlines – 0.3%
Continental Airlines, Inc.
	7.461% 04/01/15	2,825,312	2,938,324
Southwest Airlines Co.

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Airlines – (continued)
	5.750% 12/15/16	3,675,000	3,601,379
	Airlines Total		6,539,703
Apparel – 0.1%
Broder Brothers Co.
	11.250% 10/15/10	215,000	208,550
Hanesbrands, Inc.
	8.735% 12/15/14(b)(c)	165,000	167,887
Levi Strauss & Co.
	9.750% 01/15/15	500,000	538,750
Phillips-Van Heusen Corp.
	7.250% 02/15/11	85,000	86,700
	8.125% 05/01/13	300,000	315,000
	Apparel Total		1,316,887
Auto Manufacturers – 0.4%
DaimlerChrysler NA Holding Corp.
	4.050% 06/04/08	6,697,000	6,553,932
	8.500% 01/18/31	500,000	595,216
General Motors Corp.
	8.375% 07/15/33	415,000	383,875
	Auto Manufacturers Total		7,533,023
Auto Parts & Equipment – 0.1%
Commercial Vehicle Group
	8.000% 07/01/13	265,000	259,037
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(c)	125,000	129,063
	9.000% 07/01/15	460,000	481,850
HLI Operating Co., Inc.
	10.500% 06/15/10	105,000	93,450
TRW Automotive, Inc.
	9.375% 02/15/13	260,000	278,850
	Auto Parts & Equipment Total		1,242,250
Distribution/Wholesale – 0.0%
Buhrmann US, Inc.
	7.875% 03/01/15	300,000	292,500
	Distribution/Wholesale Total		292,500
Entertainment – 0.1%
Global Cash Access LLC
	8.750% 03/15/12	255,000	267,750
Six Flags, Inc.
	9.625% 06/01/14	315,000	292,163

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(c)	270,000	263,925
WMG Acquisition Corp.
	7.375% 04/15/14	255,000	252,450
WMG Holdings Corp.
	(e) 12/15/14 (9.500% 12/15/09)	215,000	172,000
	Entertainment Total		1,248,288
Home Builders – 0.2%
D.R. Horton, Inc.
	5.625% 09/15/14	2,140,000	2,066,990
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	355,000	340,800
KB Home
	5.875% 01/15/15	235,000	215,479
MDC Holdings, Inc.
	5.375% 07/01/15(f)	965,000	894,401
	Home Builders Total		3,517,670
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	220,000	229,900
	Home Furnishings Total
Leisure Time – 0.0%
K2, Inc.
	7.375% 07/01/14	190,000	191,900
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	400,000	407,136
Town Sports International, Inc.
	(e) 02/01/14 (11.000% 02/01/09)	309,000	269,216
	Leisure Time Total		868,252
Lodging – 0.4%
Caesars Entertainment, Inc.
	7.875% 03/15/10	225,000	234,563
CCM Merger, Inc.
	8.000% 08/01/13(c)	320,000	312,800
Chukchansi Economic Development Authority
	8.877% 11/15/12(b)(c)	345,000	354,488

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(c)	450,000	482,062
Greektown Holdings LLC
	10.750% 12/01/13(c)	480,000	501,600
Hard Rock Hotel, Inc.
	8.875% 06/01/13	430,000	467,088
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	2,635,000	2,259,902
Jacobs Entertainment, Inc.
	9.750% 06/15/14	335,000	340,025
Las Vegas Sands Corp.
	6.375% 02/15/15	135,000	130,781
MGM Mirage
	6.750% 09/01/12	500,000	492,500
	8.500% 09/15/10	155,000	165,850
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	440,000	444,400
Station Casinos, Inc.
	6.625% 03/15/18	350,000	300,125
Wynn Las Vegas LLC
	6.625% 12/01/14	435,000	432,281
	Lodging Total		6,918,465
Retail – 1.6%
AmeriGas Partners LP
	7.125% 05/20/16	225,000	225,000
Asbury Automotive Group, Inc.
	8.000% 03/15/14	415,000	421,225
Autonation, Inc.
	7.000% 04/15/14	130,000	130,975
	7.374% 04/15/13(b)	90,000	90,450
Buffets, Inc.
	12.500% 11/01/14(c)	275,000	277,063
CVS Corp.
	5.298% 01/11/27(c)	2,414,844	2,290,190
CVS Lease Pass Through
	6.036% 12/10/28(c)	3,890,000	3,873,895
Dave & Buster’s, Inc.
	11.250% 03/15/14	220,000	223,300
Federated Retail Holdings, Inc.
	5.900% 12/01/16	1,200,000	1,198,134

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Ferrellgas Partners LP
	8.750% 06/15/12	160,000	164,000
Home Depot, Inc.
	5.400% 03/01/16	4,670,000	4,567,475
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	315,000	330,750
JC Penney Corp., Inc.
	7.400% 04/01/37	4,645,000	5,063,449
Landry’s Restaurants, Inc.
	7.500% 12/15/14	230,000	224,825
Limited Brands, Inc.
	6.950% 03/01/33(f)	2,430,000	2,453,153
Michaels Stores, Inc.
	11.375% 11/01/16(c)	275,000	286,688
Rite Aid Corp.
	7.500% 01/15/15	380,000	376,200
United Auto Group, Inc.
	7.750% 12/15/16(c)	275,000	276,375
Wal-Mart Stores, Inc.
	4.125% 02/15/11	7,135,000	6,862,785
	5.250% 09/01/35	1,685,000	1,547,334
	Retail Total		30,883,266
Textiles – 0.0%
INVISTA
	9.250% 05/01/12(c)	205,000	219,863
	Textiles Total		219,863
	CONSUMER CYCLICAL TOTAL		60,810,067
CONSUMER NON-CYCLICAL– 2.0%
Agriculture – 0.0%
Alliance One International, Inc.
	11.000% 05/15/12	210,000	223,650
Reynolds American, Inc.
	7.625% 06/01/16(f)	255,000	270,181
	Agriculture Total		493,831
Beverages – 0.2%
Constellation Brands, Inc.
	7.250% 09/01/16	190,000	195,225

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
	8.125% 01/15/12	185,000	192,400
Cott Beverages, Inc.
	8.000% 12/15/11	220,000	224,400
SABMiller PLC
	6.200% 07/01/11(c)	3,720,000	3,807,539
	Beverages Total		4,419,564
Biotechnology – 0.0%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	300,000	309,000
	Biotechnology Total		309,000
Commercial Services – 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14(c)	190,000	192,375
Ashtead Capital, Inc.
	9.000% 08/15/16(c)	15,000	16,050
Ashtead Holdings PLC
	8.625% 08/01/15(c)	335,000	348,400
Avis Budget Car Rental LLC
	7.625% 05/15/14(c)	225,000	219,375
	7.750% 05/15/16(c)	145,000	139,925
Corrections Corp. of America
	6.250% 03/15/13	240,000	237,900
GEO Group, Inc.
	8.250% 07/15/13	330,000	339,900
Hertz Corp.
	8.875% 01/01/14(c)	355,000	371,863
Iron Mountain, Inc.
	7.750% 01/15/15	280,000	285,600
Quebecor World Capital Corp.
	8.750% 03/15/16(c)	390,000	373,425
Quebecor World, Inc.
	9.750% 01/15/15(c)	185,000	186,156
Rental Services Corp.
	9.500% 12/01/14(c)	440,000	454,300
Service Corp. International
	6.750% 04/01/16	90,000	89,550
	7.375% 10/01/14	35,000	36,575
United Rentals North America, Inc.
	6.500% 02/15/12	135,000	133,312

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
	7.750% 11/15/13	275,000	276,031
	Commercial Services Total		3,700,737
Cosmetics/Personal Care – 0.0%
DEL Laboratories, Inc.
	8.000% 02/01/12(f)	295,000	276,563
Elizabeth Arden, Inc.
	7.750% 01/15/14	290,000	292,175
	Cosmetics/Personal Care Total		568,738
Food – 0.3%
ConAgra Foods, Inc.
	7.000% 10/01/28	570,000	617,525
Dean Foods Co.
	7.000% 06/01/16	225,000	227,250
Dole Food Co., Inc.
	8.625% 05/01/09	283,000	281,231
Fred Meyer, Inc.
	7.450% 03/01/08	1,630,000	1,665,288
Kroger Co.
	8.000% 09/15/29	970,000	1,119,640
Merisant Co.
	9.500% 07/15/13	410,000	243,950
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	485,000	496,519
Reddy Ice Holdings, Inc.
	(e) 11/01/12 (10.500% 11/01/08)	355,000	319,500
	Food Total		4,970,903
Healthcare Services – 0.5%
Aetna, Inc.
	6.000% 06/15/16	635,000	654,279
	6.625% 06/15/36	3,915,000	4,186,560
Coventry Health Care, Inc.
	5.875% 01/15/12	1,165,000	1,150,259
DaVita, Inc.
	7.250% 03/15/15	440,000	448,800
HCA, Inc.
	9.250% 11/15/16(c)	295,000	316,019
	PIK,
	9.625% 11/15/16(c)(d)	745,000	800,875

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Select Medical Corp.
	7.625% 02/01/15	170,000	141,100
Tenet Healthcare Corp.
	9.875% 07/01/14	450,000	457,875
US Oncology Holdings, Inc.
	10.675% 03/15/15(b)	130,000	133,575
US Oncology, Inc.
	9.000% 08/15/12	300,000	316,500
	Healthcare Services Total		8,605,842
Household Products/Wares – 0.3%
ACCO Brands Corp.
	7.625% 08/15/15	175,000	171,938
American Greetings Corp.
	7.375% 06/01/16	260,000	267,150
Amscan Holdings, Inc.
	8.750% 05/01/14	395,000	384,631
Fortune Brands, Inc.
	5.125% 01/15/11	1,565,000	1,535,717
	5.375% 01/15/16	3,190,000	3,024,787
Jostens IH Corp.
	7.625% 10/01/12	265,000	268,312
Scotts Co.
	6.625% 11/15/13	260,000	272,350
	Household Products/Wares Total		5,924,885
Pharmaceuticals – 0.5%
Elan Finance PLC
	8.875% 12/01/13(c)	715,000	715,000
Merck & Co., Inc.
	5.750% 11/15/36	2,000,000	1,978,516
Mylan Laboratories, Inc.
	6.375% 08/15/15	315,000	311,850
NBTY, Inc.
	7.125% 10/01/15	270,000	264,600
Omnicare, Inc.
	6.750% 12/15/13	150,000	148,125
Warner Chilcott Corp.
	8.750% 02/01/15	316,000	323,900
Wyeth
	5.500% 02/01/14	4,475,000	4,497,961

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
	5.500% 02/15/16	2,150,000	2,152,911
	Pharmaceuticals Total		10,392,863
	CONSUMER NON-CYCLICAL TOTAL		39,386,363
DIVERSIFIED – 0.4%
Holding Companies-Diversified – 0.4%
Hutchison Whampoa International Ltd.
	6.250% 01/24/14(c)	6,000,000	6,221,610
	7.450% 11/24/33(c)	1,000,000	1,153,030
	Holding Companies-Diversified Total		7,374,640
	DIVERSIFIED TOTAL		7,374,640
ENERGY – 3.3%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	295,000	292,787
Massey Energy Co.
	6.875% 12/15/13	290,000	272,600
Peabody Energy Corp.
	7.375% 11/01/16	140,000	149,100
	Coal Total		714,487
Oil & Gas – 2.1%
Amerada Hess Corp.
	7.125% 03/15/33	3,260,000	3,566,782
	7.300% 08/15/31	5,280,000	5,892,718
Chesapeake Energy Corp.
	7.500% 06/15/14	470,000	488,212
Compton Petroleum Corp.
	7.625% 12/01/13	265,000	255,725
Devon Financing Corp. ULC
	7.875% 09/30/31	5,045,000	6,069,771
El Paso Production Holding Co.
	7.750% 06/01/13	455,000	476,044
Forest Oil Corp.
	8.000% 12/15/11	225,000	234,000
Gazprom International SA
	7.201% 02/01/20(c)	3,225,000	3,410,437
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	235,000	247,044
Marathon Oil Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	6.000% 07/01/12	2,415,000	2,478,461
Newfield Exploration Co.
	6.625% 09/01/14	165,000	165,000
	6.625% 04/15/16	50,000	49,750
Nexen, Inc.
	5.875% 03/10/35(f)	4,520,000	4,231,077
	7.875% 03/15/32	1,040,000	1,237,165
OPTI Canada, Inc.
	8.250% 12/15/14(c)	245,000	251,738
Petrobras International Finance Co.
	8.375% 12/10/18	2,180,000	2,599,650
PetroHawk Energy Corp.
	9.125% 07/15/13	300,000	315,000
Pogo Producing Co.
	6.625% 03/15/15	215,000	204,788
Pride International, Inc.
	7.375% 07/15/14	185,000	191,013
Qatar Petroleum
	5.579% 05/30/11(c)	2,485,000	2,489,714
Quicksilver Resources, Inc.
	7.125% 04/01/16	245,000	239,488
Tesoro Corp.
	6.625% 11/01/15	265,000	263,012
Valero Energy Corp.
	6.875% 04/15/12	4,235,000	4,477,708
	7.500% 04/15/32	965,000	1,100,970
	Oil & Gas Total		40,935,267
Oil & Gas Services – 0.0%
Gazprom International SA
	7.201% 02/01/20	235,000	247,925
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	285,000	271,819
	Oil & Gas Services Total		519,744
Pipelines – 1.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15	185,000	190,087
Colorado Interstate Gas Co.
	6.800% 11/15/15	550,000	571,880
Duke Capital LLC
	4.370% 03/01/09	4,046,000	3,955,163

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
El Paso Performance-Linked Trust
	7.750% 07/15/11(c)	570,000	602,775
Energy Transfer Partners LP
	6.125% 02/15/17	2,510,000	2,544,922
	6.625% 10/15/36	2,290,000	2,357,940
MarkWest Energy Partners LP
	8.500% 07/15/16(c)	350,000	364,000
Plains All American Pipeline LP
	6.650% 01/15/37(c)	5,115,000	5,193,152
TEPPCO Partners LP
	7.625% 02/15/12	3,991,000	4,291,223
Williams Companies, Inc.
	6.375% 10/01/10(c)	695,000	699,344
	8.125% 03/15/12	300,000	324,750
	Pipelines Total		21,095,236
	ENERGY TOTAL		63,264,734
FINANCIALS – 14.3%
Banks – 4.5%
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(c)	1,220,000	1,183,255
First Union National Bank
	5.800% 12/01/08	7,489,000	7,567,327
HSBC Bank USA
	3.875% 09/15/09	10,900,000	10,568,476
Lloyds TSB Group PLC
	6.267% 12/31/49(b)(c)	4,670,000	4,669,818
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	5,535,000	5,537,347
Marshall & Ilsley Corp.
	4.375% 08/01/09(f)	1,330,000	1,300,805
PNC Funding Corp.
	5.125% 12/14/10	5,941,000	5,906,287
PNC Preferred Funding Trust I (c)(f)
	6.517% 12/31/49	3,500,000	3,560,819
Union Planters Corp.
	4.375% 12/01/10	3,820,000	3,713,605
USB Capital IX
	6.189% 04/15/42(b)	4,230,000	4,320,044
Wachovia Capital Trust III

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
	5.800% 03/15/42(b)		8,020,000	8,086,205
Wachovia Corp.
	4.375% 06/01/10		1,365,000	1,330,754
	5.300% 10/15/11		10,815,000	10,810,674
Wells Fargo & Co.
	4.875% 01/12/11		2,950,000	2,920,706
	5.300% 08/26/11		3,515,000	3,529,025
	5.393% 03/10/08(b)(f)		1,400,000	1,401,085
	5.460% 09/15/09(b)		5,000,000	5,008,490
Wells Fargo Capital X
	5.950% 12/15/36		5,655,000	5,542,398
	Banks Total			86,957,120
Diversified Financial Services – 6.9%
American Express Co.
	6.800% 09/01/66(b)		3,290,000	3,508,252
American General Finance Corp.
	5.400% 12/01/15		1,755,000	1,737,348
Ameriprise Financial, Inc.
	7.518% 06/01/66(b)		3,235,000	3,552,583
Buffalo Thunder Development Authority
	9.375% 12/15/14(c)		165,000	167,475
Caterpillar Financial Services Corp.
	4.500% 09/01/08		8,110,000	8,007,254
CIT Group, Inc.
	5.850% 09/15/16		6,805,000	6,904,918
Citicorp Lease
	8.040% 12/15/19(c)		6,000,000	7,056,066
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08		2,557,000	2,587,277
Citigroup, Inc.
	4.625% 08/03/10		10,500,000	10,311,977
Countrywide Financial Corp.
	6.250% 05/15/16(f)		2,670,000	2,721,349
E*Trade Financial Corp.
	8.000% 06/15/11		290,000	303,050
ERAP
	3.750% 04/25/10	EUR	1,420,000	1,861,470
Ford Motor Credit Co.
	7.375% 10/28/09	USD	1,755,000	1,758,738
	7.375% 02/01/11		2,340,000	2,316,467

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	8.000% 12/15/16		265,000	261,860
	9.875% 08/10/11		440,000	470,591
Fund American Companies, Inc.
	5.875% 05/15/13		3,225,000	3,205,731
General Electric Capital Corp.
	6.750% 03/15/32(f)		6,000,000	6,871,668
General Motors Acceptance Corp.
	6.150% 04/05/07(f)		4,263,000	4,263,132
	6.875% 09/15/11		2,081,000	2,134,478
	8.000% 11/01/31		690,000	792,167
Idearc, Inc.
	8.000% 11/15/16(c)		575,000	583,625
International Lease Finance Corp.
	4.875% 09/01/10(f)	JPY	6,000,000	5,897,382
JPMorgan Chase & Co.
	5.562% 10/02/09(b)	USD	3,000,000	3,012,699
	7.250% 06/01/07		7,008,000	7,051,702
JPMorgan Chase Capital XVIII
	6.950% 08/17/36		7,665,000	8,291,031
LaBranche & Co., Inc.
	11.000% 05/15/12		240,000	258,600
Merrill Lynch & Co.
	6.050% 05/16/16		2,875,000	2,975,743
Morgan Stanley
	5.750% 10/18/16		10,325,000	10,476,509
Prudential Funding LLC
	6.600% 05/15/08(c)		6,773,000	6,867,097
Residential Capital Corp.
	6.375% 06/30/10		2,540,000	2,569,561
	6.500% 04/17/13		11,300,000	11,451,815
Sally Holdings LLC
	10.500% 11/15/16(c)		275,000	280,500
Wimar Opco LLC
	9.625% 12/15/14(c)		390,000	386,100
Windsor Financing LLC
	5.881% 07/15/17(c)		1,683,139	1,676,911
	Diversified Financial Services Total			132,573,126
Insurance – 0.6%
ING Groep NV

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	5.775% 12/29/49(b)	2,855,000	2,825,097
Liberty Mutual Group, Inc.
	7.500% 08/15/36(c)	6,495,000	7,106,004
Metlife, Inc.
	6.400% 12/15/36(b)	900,000	904,146
	Insurance Total		10,835,247
Real Estate – 0.4%
EOP Operating LP
	4.750% 03/15/14	5,107,000	5,059,148
	7.000% 07/15/11	3,136,000	3,393,713
	Real Estate Total		8,452,861
Real Estate Investment Trusts (REITs) – 1.1%
Archstone-Smith Trust
	5.750% 03/15/16	2,420,000	2,451,170
Camden Property Trust
	5.375% 12/15/13	5,483,000	5,400,936
Health Care Property Investors, Inc.
	6.300% 09/15/16	4,210,000	4,277,116
Host Marriott LP
	6.750% 06/01/16	535,000	535,669
iStar Financial, Inc.
	5.800% 03/15/11	5,500,000	5,519,239
Liberty Property LP
	5.500% 12/15/16	3,310,000	3,263,193
Rouse Co. LP
	6.750% 05/01/13(c)	270,000	271,148
	Real Estate Investment Trusts (REITs) Total		21,718,471
Savings & Loans – 0.8%
Washington Mutual Bank
	6.750% 05/20/36	2,250,000	2,416,183
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(c)	9,200,000	9,094,200
Washington Mutual, Inc.
	4.625% 04/01/14(f)	3,000,000	2,808,456
	Savings & Loans Total		14,318,839
	FINANCIALS TOTAL		274,855,664
INDUSTRIALS – 1.9%
Aerospace & Defense – 0.2%
DRS Technologies, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	6.875% 11/01/13	300,000	302,250
L-3 Communications Corp.
	6.375% 10/15/15	325,000	321,750
Raytheon Co.
	5.375% 04/01/13(f)	2,200,000	2,198,260
	7.200% 08/15/27(f)	830,000	966,543
Sequa Corp.
	9.000% 08/01/09	185,000	197,950
	Aerospace & Defense Total		3,986,753
Building Materials – 0.1%
Goodman Global Holding Co., Inc.
	7.875% 12/15/12	250,000	245,625
Masco Corp.
	6.500% 08/15/32	2,140,000	2,036,927
Nortek, Inc.
	8.500% 09/01/14	225,000	220,500
NTK Holdings, Inc.
	(e) 03/01/14 (10.750% 09/01/09)	205,000	143,500
Ply Gem Industries, Inc.
	9.000% 02/15/12	155,000	131,750
	Building Materials Total		2,778,302
Electronics – 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	300,000	289,500
NXP BV/NXP Funding LLC
	9.500% 10/15/15(c)	225,000	230,625
	Electronics Total		520,125
Engineering & Construction – 0.0%
Esco Corp.
	8.625% 12/15/13(c)	160,000	164,400
	Engineering & Construction Total		164,400
Environmental Control – 0.1%
Aleris International, Inc.
	PIK,
	9.000% 12/15/14(c)(d)	220,000	221,100
	10.000% 12/15/16(c)	220,000	220,550
Allied Waste North America, Inc.
	7.125% 05/15/16	430,000	425,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – (continued)
	7.875% 04/15/13	350,000	360,937
	Environmental Control Total		1,228,287
Machinery-Construction & Mining – 0.1%
Caterpillar, Inc.
	6.050% 08/15/36	1,290,000	1,327,843
Terex Corp.
	7.375% 01/15/14	250,000	253,750
	Machinery-Construction & Mining Total		1,581,593
Machinery-Diversified – 0.0%
Columbus McKinnon Corp.
	8.875% 11/01/13	225,000	237,375
Douglas Dynamics LLC
	7.750% 01/15/12(c)	215,000	202,100
Manitowoc Co., Inc.
	7.125% 11/01/13	250,000	252,500
	Machinery-Diversified Total		691,975
Metal Fabricate/Hardware – 0.0%
Mueller Group, Inc.
	10.000% 05/01/12	162,000	176,175
Mueller Holdings, Inc.
	(e) 04/15/14 (14.750% 04/15/09)	175,000	157,500
TriMas Corp.
	9.875% 06/15/12	210,000	203,175
	Metal Fabricate/Hardware Total		536,850
Miscellaneous Manufacturing – 0.4%
Bombardier, Inc.
	6.300% 05/01/14(c)	450,000	423,000
General Electric Co.
	5.000% 02/01/13	5,783,000	5,718,815
J.B. Poindexter & Co.
	8.750% 03/15/14	275,000	233,750
Koppers Holdings, Inc.
	(e) 11/15/14 (9.875% 11/15/09)	270,000	216,000
Nutro Products, Inc.
	10.750% 04/15/14(c)	250,000	273,125
Trinity Industries, Inc.
	6.500% 03/15/14	405,000	397,913
	Miscellaneous Manufacturing Total		7,262,603

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)

Packaging & Containers – 0.1%
Consolidated Container Co., LLC
	(e) 06/15/09 (10.750% 06/15/07)	265,000	268,313
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	530,000	549,875
Jefferson Smurfit Corp.
	8.250% 10/01/12	325,000	316,875
MDP Acquisitions PLC
	9.625% 10/01/12	190,000	201,400
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	400,000	413,500
Owens-Illinois, Inc.
	7.500% 05/15/10	335,000	336,256
Solo Cup Co.
	8.500% 02/15/14	170,000	147,050
	Packaging & Containers Total		2,233,269
Transportation – 0.9%

BNSF Funding Trust I
	6.613% 07/15/11	3,000,000	2,982,765
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	4,184,000	4,416,819
CHC Helicopter Corp.
	7.375% 05/01/14	315,000	303,581
Navios Maritime Holdings, Inc.
	9.500% 12/15/14(c)	280,000	281,400
PHI, Inc.
	7.125% 04/15/13	205,000	198,338
QDI LLC
	9.000% 11/15/10	290,000	282,750
Ship Finance International Ltd.
	8.500% 12/15/13	360,000	359,550
Stena AB
	7.000% 12/01/16	500,000	475,000
TFM SA de CV
	9.375% 05/01/12	320,000	341,600
Union Pacific Corp.
	4.875% 01/15/15	3,570,000	3,421,395

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)

Transportation – (continued)
	6.650% 01/15/11	3,635,000	3,799,051
	Transportation Total		16,862,249
	INDUSTRIALS TOTAL		37,846,406
TECHNOLOGY – 0.1%
Computers – 0.0%
Sungard Data Systems, Inc.
	9.125% 08/15/13	230,000	241,500
	Computers Total		241,500
Semiconductors – 0.1%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	160,000	166,000
Amkor Technology, Inc.
	9.250% 06/01/16	200,000	196,000
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14(c)(d)	400,000	397,500
	10.125% 12/15/16(c)	550,000	550,688
	Semiconductors Total		1,310,188
	TECHNOLOGY TOTAL		1,551,688
UTILITIES – 3.7%
Electric – 3.6%
AEP Texas Central Co.
	6.650% 02/15/33	5,830,000	6,154,999
AES Corp.
	7.750% 03/01/14	375,000	395,625
Appalachian Power Co.
	3.600% 05/15/08	1,804,000	1,761,294
CMS Energy Corp.
	6.875% 12/15/15	260,000	268,450
	8.500% 04/15/11	155,000	168,563
Commonwealth Edison Co.
	4.700% 04/15/15	1,125,000	1,048,106
	5.950% 08/15/16	4,340,000	4,387,770
Duke Energy Corp.
	5.300% 10/01/15	6,000,000	5,942,478
Dynegy Holdings, Inc.
	7.125% 05/15/18	415,000	404,625
Edison Mission Energy
	7.500% 06/15/13	360,000	376,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)

Electric – (continued)

Exelon Generation Co. LLC
	6.950% 06/15/11	800,000	842,774
FPL Energy National Wind LLC
	5.608% 03/10/24(c)	587,957	576,944
Hydro Quebec
	8.500% 12/01/29	2,000,000	2,787,496
ITC Holdings Corp.
	5.250% 07/15/13(c)	4,625,000	4,474,169
Kiowa Power Partners LLC
	5.737% 03/30/21(c)	2,190,000	2,120,183
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	3,300,000	3,177,847
Mirant North America LLC
	7.375% 12/31/13	405,000	411,075
Nevada Power Co.
	6.500% 04/15/12	40,000	41,063
NRG Energy, Inc.
	7.250% 02/01/14	65,000	65,488
	7.375% 02/01/16	315,000	316,575
	7.375% 01/15/17	160,000	160,400
Pacific Gas & Electric Co.
	4.200% 03/01/11	3,476,000	3,328,100
	6.050% 03/01/34	2,462,000	2,483,112
Pepco Holdings, Inc.
	5.500% 08/15/07	1,416,000	1,414,866
Progress Energy, Inc.
	7.750% 03/01/31	3,000,000	3,605,889
Sierra Pacific Resources
	6.750% 08/15/17	290,000	284,435
Southern California Edison Co.
	5.625% 02/01/36	2,325,000	2,250,612
Southern Co. Capital Funding, Inc.
	5.300% 02/01/07	3,248,000	3,246,678
Southern Power Co.
	6.375% 11/15/36	965,000	944,738
TECO Energy, Inc.
	7.000% 05/01/12	215,000	226,287
TXU Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
	5.550% 11/15/14	3,450,000	3,275,226
Virginia Electric & Power Co.
	5.375% 02/01/07(f)	4,996,000	4,995,006
	5.400% 01/15/16	7,000,000	6,907,551
	Electric Total		68,844,624
Gas – 0.1%
Nakilat, Inc.
	6.067% 12/31/33(c)	2,140,000	2,123,822
		Gas Total	2,123,822
	UTILITIES TOTAL		70,968,446
	Total Corporate Fixed-Income Bonds & Notes (cost of $643,688,790)		645,437,809
Asset-Backed Securities – 22.5%
ACE Securities Corp.
	5.490% 02/25/36(b)	8,205,548	8,206,329
	5.510% 09/25/35(b)	2,054,385	2,054,964
AmeriCredit Automobile Receivables Trust
	4.050% 02/06/10	12,387,957	12,302,752
	5.640% 09/06/13	5,000,000	5,066,301
Bear Stearns Asset Backed Security, Inc.
	5.700% 03/25/35(b)	1,816,858	1,818,709
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	147,021	147,342
Capital Auto Receivables Asset Trust
	3.580% 01/15/09	11,060,000	10,933,518
Chase Manhattan Auto Owner Trust
	2.040% 12/15/09	490,907	486,860
	2.780% 06/15/10	603,932	594,946
Contimortgage Home Equity Trust
	6.880% 01/15/28	216,912	217,150
	8.180% 12/25/29	569,393	568,027
Countrywide Asset-Backed Certificates
	5.460% 06/25/21(b)	7,260,269	7,260,920
	5.460% 12/25/25(b)	16,550,204	16,550,462
	5.480% 10/25/35(b)	808,912	808,978
	5.510% 05/25/26(b)	19,357,226	19,357,520

		Par ($)	Value ($)
Asset-Backed Securities – (continued)

Credit-Based Asset Servicing & Securitization LLC
	5.500% 07/25/36(b)(c)	11,779,088	11,779,088
CSAB Mortgage Backed Trust
	5.450% 06/25/36(b)	7,940,587	7,940,384
First Alliance Mortgage Loan Trust
	7.625% 07/25/25	992,129	988,777
First Franklin Mortgage Loan Asset Backed Certificates
	5.500% 09/25/26(b)	19,466,622	19,466,918
First Plus Home Loan Trust
	7.720% 05/10/24	200,577	203,709
Fremont Home Loan Trust
	5.540% 08/25/36(b)	17,843,021	17,843,297
Gracechurch Card Funding PLC
	5.540% 02/17/09(b)	3,500,000	3,500,627
Green Tree Mortgage Loan Trust
	5.500% 12/25/32(b)(c)	826,345	826,287
GSAMP Trust
	5.490% 11/25/35(b)	1,799,038	1,799,392
Harley-Davidson Motorcycle Trust
	1.890% 02/15/11	200,834	195,880
	2.180% 01/15/09	78,583	78,422
	2.960% 02/15/12	1,240,493	1,199,663
IMC Home Equity Loan Trust
	7.310% 11/20/28	3,149,601	3,140,309
	7.500% 04/25/26	431,448	430,516
	7.520% 08/20/28	1,459,258	1,455,385
Indymac Seconds Asset Backed Trust
	5.450% 05/25/36(b)	4,421,869	4,422,233
	5.480% 06/25/36(b)	14,185,466	14,185,690
Keycorp Sudent Loan Trust
	5.687% 07/25/29(b)	11,335,849	11,409,085
Lake Country Mortgage Loan Trust
	5.480% 07/25/34(b)(c)	17,717,944	17,717,944
Long Beach Auto Receivables Trust
	4.250% 04/15/12	5,000,000	4,923,406
Mastr Asset Backed Securities Trust
	5.490% 02/25/36(b)	6,391,498	6,392,335
	5.500% 11/25/35(b)	5,261,667	5,262,645
Mastr Second Lien Trust
	5.510% 03/25/36(b)	5,452,950	5,454,578

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Merrill Lynch Mortgage Investors, Inc.
	5.500% 05/25/37(b)	1,584,827	1,584,851
Money Store Home Equity Trust
	5.620% 08/15/29(b)	5,836,299	5,837,801
Morgan Stanley Mortgage Loan Trust
	5.470% 10/25/36(b)	4,517,403	4,517,849
	5.470% 10/25/46(b)	8,000,000	8,000,000
	5.480% 08/25/36(b)	6,789,940	6,790,044
New Century Home Equity Loan Trust
	5.520% 03/25/36(b)	4,447,211	4,448,889
Nomura Asset Acceptance Corp.
	5.550% 10/25/36(b)(c)	19,807,812	19,807,812
Oncor Electric Delivery Transition Bond Co.
	2.260% 02/15/09	788,321	785,230
Park Place Securities, Inc.
	6.550% 10/25/34(b)	1,000,000	1,004,786
Popular ABS Mortgage Pass-Through Trust
	5.440% 04/25/35(b)	1,635,201	1,635,388
	5.450% 07/25/35(b)	1,424,238	1,424,380
Renaissance Home Equity Loan Trust
	5.440% 08/25/35(b)	421,773	421,836
	5.470% 05/25/35(b)	669,531	669,599
Residential Asset Securities Corp.
	6.400% 04/25/34(b)	2,325,000	2,355,351
Residential Funding Mortgage Securities II, Inc.
	5.450% 02/25/36(b)	13,649,553	13,654,477
SACO I, Inc.
	5.480% 06/25/36(b)	14,970,945	14,971,175
	5.500% 08/25/36(b)	15,689,930	15,690,166
	5.500% 10/25/36(b)	18,316,557	18,316,808
	5.500% 04/25/36(b)	9,273,628	9,274,627
	5.520% 03/25/36(b)	7,066,039	7,066,929
	5.550% 04/25/35(b)(c)	5,828,164	5,827,637
	5.550% 07/25/36(b)	8,341,360	8,346,067
Salomon Brothers Mortgage Securities VII
	7.150% 06/25/28	404,701	403,352
SLM Student Loan Trust
	5.487% 04/25/17(b)	5,808,081	5,821,788
	5.537% 01/25/12(b)	3,772,941	3,781,190
Soundview Home Equity Loan Trust
	5.540% 11/25/35(b)	18,673,873	18,672,533

			Par ($)	Value ($)
Asset-Backed Securities – (continued)
Structured Asset Investment Loan Trust
	6.050% 08/25/33(b)		6,800,000	6,811,070
Structured Asset Securities Corp.
	5.460% 02/25/36(b)(c)		8,450,798	8,450,798
Volkswagen Auto Lease Trust
	3.940% 10/20/10		9,585,000	9,486,520
WFS Financial Owner Trust
	2.340% 08/22/11		1,187,614	1,163,678
	Total Asset-Backed Securities (cost of $433,968,628)			434,013,979

Government & Agency Obligations – 11.5%

FOREIGN GOVERNMENT OBLIGATIONS – 4.7%

African Development Bank
	1.950% 03/23/10	JPY	497,000,000	4,284,783
Aries Vermoegensverwaltungs GmbH
	6.919% 10/25/07(b)	EUR	500,000	676,658
Asian Development Bank/Pasig
	1.150% 10/06/08	JPY	300,000,000	2,533,305
Belgium Government Bond
	3.750% 09/28/15	EUR	1,305,000	1,691,812
Corp. Andina de Fomento
	6.375% 06/18/09		870,000	1,199,761
Eksportfinans A/S
	1.800% 06/21/10	JPY	310,000,000	2,670,905
European Investment Bank
	3.625% 10/15/13	EUR	1,130,000	1,457,453
	5.500% 12/07/11	GBP	190,000	375,238
Export-Import Bank of Korea
	4.625% 03/16/10	USD	2,425,000	2,376,980
Federal Republic of Germany
	4.250% 07/04/14	EUR	4,300,000	5,781,225
	5.250% 07/04/10		3,795,000	5,221,997
Government of Canada
	4.500% 06/01/15	CAD	650,000	573,788
	5.500% 06/01/10		720,000	646,892
Inter-American Development Bank
	1.900% 07/08/09	JPY	330,000,000	2,841,879
International Bank for Reconstruction & Development
	2.000% 02/18/08		315,000,000	2,683,126

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS –(continued)
Kingdom of Norway
	6.000% 05/16/11	NOK	4,155,000	708,271
Kingdom of Spain
	5.000% 07/30/12	EUR	3,015,000	4,181,735
	5.500% 07/30/17		500,000	742,997
Kingdom of Sweden
	4.000% 12/01/09	SEK	1,405,000	206,380
	5.500% 10/08/12		3,920,000	620,929
Netherlands Government Bond
	3.250% 07/15/15	EUR	1,820,000	2,278,090
Province of Ontario
	1.875% 01/25/10	JPY	415,000,000	3,578,942
	5.000% 10/18/11	USD	7,000,000	6,989,458
Province of Quebec
	5.000% 03/01/16(f)		4,800,000	4,734,557
	6.000% 10/01/12	CAD	650,000	607,187
Republic of Finland
	5.375% 07/04/13	EUR	725,000	1,033,934
Republic of France
	3.000% 10/25/15		1,865,000	2,285,622
	4.000% 10/25/09		1,160,000	1,535,239
	4.000% 04/25/14		1,400,000	1,851,582
	4.750% 10/25/12		2,055,000	2,822,839
Republic of Ireland
	5.000% 04/18/13		1,000,000	1,396,890
Republic of Italy
	4.250% 11/01/09		1,300,000	1,730,549
	4.250% 02/01/15		1,000,000	1,333,171
Republic of Poland
	5.750% 03/24/10	PLN	1,155,000	408,935
Treasury Corp. of Victoria
	6.250% 10/15/12	AUD	470,000	370,878
United Kingdom Treasury
	4.750% 06/07/10	GBP	371,000	718,497
	5.000% 09/07/14		1,810,000	3,579,067
	8.000% 06/07/21		395,000	1,042,557
United Mexican States
	6.375% 01/16/13	USD	3,056,000	3,213,384

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS –(continued)
	7.500% 04/08/33		5,941,000	7,010,380
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			89,997,872
U.S. GOVERNMENT AGENCIES – 3.2%
Federal Home Loan Bank
	3.875% 06/14/13		2,500,000	2,349,847
	4.375% 09/11/09		3,455,000	3,402,563
	5.375% 07/17/09		2,300,000	2,320,944
Federal Home Loan Mortgage Corp.
	5.000% 12/14/18		875,000	854,378
	5.125% 01/15/12	EUR	1,620,000	2,238,263
	5.250% 05/21/09	USD	7,300,000	7,343,304
	5.250% 07/18/11		9,935,000	10,053,902
	6.750% 03/15/31		2,000,000	2,421,362
Federal National Mortgage Association
	2.125% 10/09/07	JPY	560,000,000	4,761,245
	4.875% 12/15/16(f)	USD	13,150,000	13,002,838
	5.375% 08/15/09		9,280,000	9,369,589
	7.250% 05/15/30		2,417,000	3,084,010
	U.S. GOVERNMENT AGENCIES TOTAL			61,202,245
U.S. GOVERNMENT OBLIGATIONS – 3.6%
U.S. Treasury Bonds
	4.500% 02/15/36(f)		1,859,000	1,767,794
	6.250% 08/15/23(f)		17,824,000	20,515,709
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/15(f)		6,344,460	5,969,577
	3.875% 01/15/09		12,409,891	12,746,606
U.S. Treasury Notes
	3.625% 01/15/10(f)(g)		15,000,000	14,537,115
	4.250% 08/15/13(f)		800,000	779,938
	4.500% 09/30/11(f)		2,470,000	2,448,291
	4.625% 11/15/16(f)		3,715,000	3,690,622
U.S. Treasury STRIPS
	P.O.,
	(h) 11/15/13(f)(i)		10,000,000	7,271,760
	U.S. GOVERNMENT OBLIGATIONS TOTAL			69,727,412
	Total Government & Agency Obligations (cost of $221,466,311)			220,927,529

		Par ($)	Value ($)
Collateralized Mortgage Obligations – 10.4%
AGENCY – 5.3%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	6,718,538	6,549,033
	4.000% 11/15/16	10,000,000	9,584,449
	4.000% 10/15/18	7,850,000	7,181,214
	4.000% 10/15/26	7,138,056	7,000,341
	4.500% 02/15/15	13,682,493	13,515,566
	4.500% 03/15/18	12,092,000	11,789,892
AGENCY – (continued)
	4.500% 10/15/18	2,738,463	2,699,509
	4.500% 02/15/27	2,830,000	2,777,383
	4.500% 08/15/28	2,960,000	2,863,947
	5.500% 06/15/34	15,000,000	14,745,584
	6.000% 06/15/31	1,974,464	1,981,729
	6.500% 10/15/23	510,000	525,318
Federal National Mortgage Association
	4.500% 11/25/14	2,050,000	2,017,639
	5.500% 08/25/17	8,781,320	8,751,186
	6.000% 04/25/17	8,178,200	8,311,941
Government National Mortgage Association
	4.500% 04/16/28	2,090,000	2,053,886
	AGENCY TOTAL		102,348,617
NON - AGENCY – 5.1%
Bear Stearns Alt-A Trust
	5.630% 01/25/35(b)	4,579,415	4,589,034
	5.700% 10/25/33(b)	2,772,578	2,779,382
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34	2,810,362	2,767,501
Bear Stearns Mortgage Funding Trust
	5.510% 10/25/36(b)	9,349,864	9,350,004
Countrywide Alternative Loan Trust
	5.250% 08/25/35	6,689,982	6,669,993
	5.440% 03/25/36(b)	1,260,557	1,260,853
	5.750% 03/25/34(b)	1,983,694	1,989,554
Countrywide Home Loan Mortgage Pass Through Trust
	4.595% 12/19/33(b)	3,194,798	3,085,117
	5.000% 02/25/33	9,198,000	9,094,199
IMPAC CMB Trust
	5.610% 04/25/35(b)	5,231,096	5,231,374
	5.840% 10/25/34(b)	2,092,979	2,095,160

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
JPMorgan Mortgage Trust
	5.000% 09/25/20	13,286,247	13,125,641
	6.078% 10/25/36(b)	8,898,385	8,911,907
Sequoia Mortgage Trust
	6.230% 07/20/34(b)	3,888,599	3,899,997
Specialty Underwriting & Residential Finance
	5.440% 03/25/36(b)	1,879,604	1,879,753
Structured Asset Securities Corp.
	5.500% 07/25/33	2,790,153	2,761,244
	5.520% 01/25/37(b)	10,000,000	10,000,000
Wamu Alternative Mortgage Pass-Through Certificates
	5.500% 07/25/35	7,491,352	7,452,866
NON - AGENCY TOTAL			96,943,579
	Total Collateralized Mortgage Obligations (cost of $201,884,691)		199,292,196
Commercial Mortgage-Backed Securities – 3.3%
Bear Stearns Commercial Mortgage Securities
	5.458% 03/11/39(b)	9,165,000	9,283,931
	5.467% 04/12/38(b)	9,200,000	9,356,158
	5.686% 09/11/38(b)	482,000	493,744
GMAC Commercial Mortgage Securities, Inc.
	I.O.,
	1.517% 07/15/29(b)(i)	33,591,124	833,802
Greenwich Capital Commercial Funding Corp.
	4.533% 01/05/36	1,200,000	1,168,951
LB-UBS Commercial Mortgage Trust
	5.084% 02/15/31	10,080,000	10,039,311
	5.103% 11/15/30	10,000,000	9,963,028
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.986% 12/15/30(b)(i)	65,507,495	1,335,580
Merrill Lynch Mortgage Trust
	5.244% 11/12/37(b)	6,320,000	6,308,987
Morgan Stanley Capital I
	5.370% 12/15/43	13,400,000	13,354,984

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Nationslink Funding Corp.
	6.888% 11/10/30	2,148,173	2,156,458

	Total Commercial Mortgage-Backed Securities (cost of $65,821,713)		64,294,934
Municipal Bond – 0.3%
ARIZONA – 0.3%
AZ Educational Loan Marketing Corp.
	Series 2004 A-1,
	5.469% 12/01/13(b)	5,500,000	5,500,000
ARIZONA TOTAL			5,500,000
	Total Municipal Bond (cost of $5,504,936)		5,500,000

		Par ($)
Convertible Bonds – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Nortel Networks Corp.
	4.250% 09/01/08	80,000	77,400
Telecommunication Services Total			77,400
Media – 0.0%
NTL Cable PLC
	8.750% 04/15/14 EUR	165,000	233,872
Media Total			233,872
COMMUNICATIONS TOTAL			311,272
	Total Convertible Bonds (cost of $295,024)		311,272
Securities Lending Collateral – 4.6%
	State Street Navigator Securities Lending Prime Portfolio (j) USD	88,274,698	88,274,698
Total Securities Lending Collateral (cost of $88,274,698)			88,274,698

Short-Term Obligations – 7.4%
REPURCHASE AGREEMENT – 4.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S. Government Agency maturing 01/19/16, market value of $94,052,925 (repurchase proceeds $92,260,378)	92,207,000	92,207,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 2.6%
Federal National Mortgage Association
	5.150% 01/10/07(k)	50,000,000	49,935,625

	Total Short-Term Obligations (cost of $142,142,625)		142,142,625

	Total Investments – 131.5% (cost of $2,539,000,823)(l)(m)		2,532,410,032

	Other Assets & Liabilities, Net – (31.5)%		(606,926,316)

	Net Assets – 100.0%		1,925,483,716

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE").  The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	Security, or a portion thereof, purchased on a delayed delivery basis.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $162,902,533, which represents 8.5% of net assets.

(d)	Pay-in-kind securities.

(e)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $86,434,143.

(g)	Security pledged as collateral for open futures contracts.

(h)	Zero coupon bond.

(i)	Accrued interest accumulates in the value of this security and is payable at redemption.

(j)	Investment made with cash collateral received from securities lending activity.

(k)	The rate shown represents the annualized yield at the date of purchase.

(l)	Cost for federal income tax purposes is $2,539,108,031.

(m)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$12,656,184	$(19,354,183)	$(6,697,999)

At December 31, 2006, the Fund held the following open short futures contract:

			Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	50	$5,373,437	$5,472,103	Mar-2007	$98,666
U.S. Treasury Bonds	240	$26,745,000	$27,261,720	Mar-2007	516,720
					$615,386

At December 31, 2006, the following forward foreign currency contracts were outstanding:

Description	Local currency	Value of contract when opened (local currency)	Value of contract when opened (US dollars)	Market value of contract (US dollars)	Unrealized Appreciation
Contracts to Buy
Expiring February 6, 2007	EUR	155,000	$204,325	$204,978	$653
Total unrealized appreciation					$653

Description	Local currency	Value of contract when opened (local currency)	Value of contract when opened (US dollars)	Market value of contract (US dollars)	Unrealized Appreciation/ Depreciation
Contracts to Sell
Expiring January 25, 2007	CAD	650,000	$568,679	$557,799	$10,880
Expiring January 16,2007	EUR	155,000	205,150	204,770	380
Expiring January 18, 2007	EUR	740,000	975,809	977,709	(1,900)
Expiring January 25, 2007	EUR	27,000	35,990	35,686	304
Expiring February 6, 2007	EUR	155,000	207,215	204,978	2,237
Expiring February 6, 2007	EUR	460,000	614,689	608,321	6,368
Expiring October 23, 2006	GBP	500,000	982,500	979,109	3,391
Expiring October 12, 2006	SEK	3,000,000	437,503	438,680	(1,177)
Total net unrealized appreciation					$20,483

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
JPY	Japanese Yen
I.O.	Interest Only
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USD	United States Dollar

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 33.0%
COMMUNICATIONS – 3.5%
Media – 0.8%
Jones Intercable, Inc.
	7.625% 04/15/08	1,875,000	1,925,055
Time Warner, Inc.
	6.150% 05/01/07	6,110,000	6,122,036
	Media Total		8,047,091
Telecommunication Services – 2.7%
AT&T, Inc.
	4.125% 09/15/09	6,000,000	5,827,524
Deutsche Telekom International Finance BV
	3.875% 07/22/08	5,250,000	5,138,322
New Cingular Wireless Services, Inc.
	7.500% 05/01/07	5,970,000	6,006,148
Sprint Capital Corp.
	6.375% 05/01/09	3,750,000	3,825,083
Verizon Global Funding Corp.
	7.600% 03/15/07	600,000	602,473
Vodafone Group PLC
	7.750% 02/15/10	5,100,000	5,434,983
	Telecommunication Services Total		26,834,533
	COMMUNICATIONS TOTAL		34,881,624
CONSUMER CYCLICAL – 2.8%
Auto Manufacturers – 0.4%
DaimlerChrysler NA Holding Corp.
	4.750% 01/15/08	3,950,000	3,913,980
	Auto Manufacturers Total		3,913,980
Home Builders – 0.7%
DR Horton, Inc.
	4.875% 01/15/10(a)	4,775,000	4,671,043
KB Home
	9.500% 02/15/11	2,000,000	2,060,000
	Home Builders Total		6,731,043
Retail – 1.7%
Home Depot, Inc.
	3.750% 09/15/09	8,175,000	7,880,586

1

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
	6.875% 08/10/09	8,750,000	9,115,977
	Retail Total		16,996,563
	CONSUMER CYCLICAL TOTAL		27,641,586
CONSUMER NON-CYCLICAL – 3.6%
Beverages – 0.6%
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	1,275,000	1,287,874
Diageo Capital PLC
	3.500% 11/19/07	5,000,000	4,923,530
	Beverages Total		6,211,404
Cosmetics/Personal Care – 0.7%
Procter & Gamble Co.
	4.750% 06/15/07	6,675,000	6,663,666
	Cosmetics/Personal Care Total		6,663,666
Food – 1.0%
Fred Meyer, Inc.
	7.450% 03/01/08	1,000,000	1,021,649
General Mills, Inc.
	5.125% 02/15/07	5,710,000	5,705,969
Kroger Co.
	7.800% 08/15/07	2,860,000	2,899,951
	Food Total		9,627,569
Healthcare Services – 0.8%
UnitedHealth Group, Inc.
	3.375% 08/15/07	5,415,000	5,348,477
WellPoint, Inc.
	3.500% 09/01/07	3,315,000	3,270,227
	Healthcare Services Total		8,618,704
Household Products/Wares – 0.2%
Fortune Brands, Inc.
	5.125% 01/15/11	2,550,000	2,502,287
	Household Products/Wares Total		2,502,287

2

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 0.3%
GlaxoSmithKline Capital PLC
	2.375% 04/16/07	3,000,000	2,973,633
	Pharmaceuticals Total		2,973,633
	CONSUMER NON-CYCLICAL TOTAL		36,597,263
ENERGY – 1.3%
Oil & Gas – 1.3%
ChevronTexaco Capital Co.
	3.500% 09/17/07	7,775,000	7,683,776
USX Corp.
	6.850% 03/01/08	5,550,000	5,634,560
	Oil & Gas Total		13,318,336
	ENERGY TOTAL		13,318,336
FINANCIALS – 17.5%
Banks – 4.2%
Bank of New York Co., Inc.
	3.625% 01/15/09	979,000	948,685
Bank One N.A.
	5.500% 03/26/07	9,500,000	9,500,741
Capital One Bank
	4.875% 05/15/08	3,800,000	3,776,577
Fifth Third Bank
	2.700% 01/30/07	6,316,000	6,304,265
Marshall & Ilsley Corp.
	4.375% 08/01/09	5,000,000	4,890,245
Regions Financial Corp.
	4.500% 08/08/08	2,385,000	2,355,004
SunTrust Banks, Inc.
	4.250% 10/15/09	4,225,000	4,115,703
U.S. Bancorp
	3.125% 03/15/08	5,000,000	4,871,620
Wells Fargo & Co.
	3.120% 08/15/08	5,200,000	5,022,342
	Banks Total		41,785,182
Diversified Financial Services – 9.5%
American Express Credit Corp.
	3.000% 05/16/08	2,500,000	2,426,415
Bear Stearns Companies, Inc.
	2.875% 07/02/08	6,025,000	5,820,915
CIT Group, Inc.
	5.500% 11/30/07	4,000,000	4,008,812

3

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Citigroup, Inc.
	4.250% 07/29/09	10,000,000	9,786,070
Countrywide Home Loans, Inc.
	3.250% 05/21/08	6,000,000	5,832,960
Credit Suisse First Boston USA, Inc.
	4.625% 01/15/08	6,000,000	5,963,244
General Electric Capital Corp.
	4.250% 01/15/08	6,225,000	6,168,371
Goldman Sachs Group, Inc.
	4.125% 01/15/08(a)	5,600,000	5,536,015
HSBC Finance Corp.
	6.400% 06/17/08	5,725,000	5,812,724
JPMorgan Chase & Co.
	3.800% 10/02/09(a)	2,500,000	2,412,658
Lehman Brothers Holdings, Inc.
	7.000% 02/01/08	6,175,000	6,279,370
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	8,000,000	7,838,960
Morgan Stanley
	3.875% 01/15/09	5,400,000	5,265,826
National Rural Utilities Cooperative Finance Corp.
	5.750% 08/28/09	4,850,000	4,909,946
Pitney Bowes Credit Corp.
	5.750% 08/15/08(a)	1,525,000	1,533,712
USA Education, Inc.
	5.625% 04/10/07	12,000,000	12,007,740
Wells Fargo Financial, Inc.
	4.875% 06/12/07	4,000,000	3,988,148
	Diversified Financial Services Total		95,591,886
Insurance – 1.1%
American International Group, Inc.
	2.875% 05/15/08	8,885,000	8,596,433
Genworth Financial, Inc.
	4.750% 06/15/09	2,010,000	1,990,280
	Insurance Total		10,586,713

4

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate – 0.6%
Security Capital Group, Inc.
	7.150% 06/15/07	6,315,000	6,367,017
	Real Estate Total		6,367,017
Real Estate Investment Trusts (REITs) – 0.4%
Simon Property Group LP
	4.875% 03/18/10	4,350,000	4,296,739
	Real Estate Investment Trusts (REITs) Total		4,296,739
Savings & Loans – 1.7%
Washington Mutual, Inc.
	4.000% 01/15/09	7,600,000	7,409,871
Western Financial Bank
	9.625% 05/15/12	9,050,000	9,887,794
	Savings & Loans Total		17,297,665
	FINANCIALS TOTAL		175,925,202
INDUSTRIALS – 2.1%
Aerospace & Defense – 0.1%
United Technologies Corp.
	6.500% 06/01/09	1,000,000	1,029,643
	Aerospace & Defense Total		1,029,643
Machinery – 1.3%
Caterpillar Financial Services Corp.
	3.625% 11/15/07	7,155,000	7,050,623
John Deere Capital Corp.
	4.625% 04/15/09	5,855,000	5,765,278
	Machinery Total		12,815,901
Miscellaneous Manufacturing – 0.2%
3M Co.
	5.125% 11/06/09(a)	1,850,000	1,850,185
	Miscellaneous Manufacturing Total		1,850,185
Transportation – 0.5%
Union Pacific Corp.
	3.875% 02/15/09	5,325,000	5,166,964
	Transportation Total		5,166,964
	INDUSTRIALS TOTAL		20,862,693

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – 0.8%
Computers – 0.8%

	3.800% 02/01/08	7,815,000	7,691,914
Computers Total			7,691,914
TECHNOLOGY TOTAL			7,691,914
UTILITIES – 1.4%
Electric – 1.0%
American Electric Power Co., Inc.
	5.375% 03/15/10(a)	4,740,000	4,735,611
Commonwealth Edison Co.
	3.700% 02/01/08	4,325,000	4,239,439
Virginia Electric & Power Co.
	5.375% 02/01/07	1,400,000	1,399,721
Electric Total			10,374,771
Gas – 0.4%
Sempra Energy
	4.750% 05/15/09	3,810,000	3,762,912
Gas Total			3,762,912
UTILITIES TOTAL			14,137,683
	Total Corporate Fixed-Income Bonds & Notes (cost of $332,893,841)		331,056,301
Collateralized Mortgage Obligations – 28.4%
AGENCY – 8.4%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	3,908,774	3,823,769
	4.000% 10/15/26	15,334,799	15,038,945
	5.500% 11/15/21	12,493,409	12,483,048
	5.500% 12/15/26	14,383,677	14,408,403
	5.500% 10/15/27	5,000,911	5,012,794
	6.000% 06/15/25	5,025,000	5,077,550
	6.000% 06/15/31	501,507	503,352
	7.000% 06/15/22	149,962	149,680
	I.O.:
	5.500% 01/15/23(b)	526,207	14,191
	5.500% 05/15/27(b)	805,884	60,856
Federal National Mortgage Association
	(c) 05/25/23	1,295,000	1,015,625
	5.000% 04/25/31	3,616,277	3,568,609
	5.500% 10/25/24	14,508,612	14,505,517
	5.500% 02/25/28	8,415,439	8,388,212

6

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Government National Mortgage Association
	5.000% 05/16/27	423,763	414,699
AGENCY TOTAL			84,465,250
NON - AGENCY – 20.0%
Bank of America Mortgage Securities
	5.250% 02/25/18(d)	1,003,114	996,688
Bear Stearns Adjustable Rate Mortgage Trust
	3.518% 06/25/34(e)	3,583,400	3,493,593
Countrywide Alternative Loan Trust
	5.250% 08/25/35	9,854,493	9,825,049
	5.750% 03/25/34(e)	806,305	808,687
Countrywide Home Loan Mortgage Pass Through Trust
	5.500% 09/25/35	29,022,046	28,954,477
	5.850% 03/25/34(e)	4,357,128	4,373,452
Credit Suisse Mortgage Capital Certificates
	5.750% 02/25/36	12,951,412	12,985,926
CS First Boston Mortgage Securities Corp.
	5.500% 09/25/35	16,755,226	16,734,477
GMAC Mortgage Corporation Loan Trust
	5.850% 05/25/18(e)	3,063,858	3,076,356
JPMorgan Mortgage Trust
	5.766% 04/25/36(e)	19,171,262	19,167,610
	6.078% 10/25/36(e)	22,948,467	22,983,340
MASTR Asset Securitization Trust
	5.750% 05/25/36	17,419,608	17,454,691
PNC Mortgage Securities Corp.
	(c) 04/28/27	5,397	4,938
Residential Accredit Loans, Inc.
	5.950% 07/25/32(e)	58,172	58,187
SACO I, Inc.
	7.000% 08/25/36(f)	237,730	235,947
Structured Asset Securities Corp.
	5.500% 05/25/33	344,489	340,071
	5.500% 07/25/33	243,876	241,349
	5.750% 04/25/33	2,327,008	2,308,433
Washington Mutual Mortgage Securities Corp.
	5.500% 10/25/35	3,963,595	3,961,320
Washington Mutual, Inc.
	5.552% 01/25/37(e)	24,300,000	24,161,414

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
	5.664% 11/25/36(e)	22,318,490	22,249,475
Wells Fargo Mortgage Backed Securities
	4.500% 08/25/18	2,561,977	2,514,012
	5.250% 08/25/33	3,580,455	3,528,234
NON - AGENCY TOTAL			200,457,726
	Total Collateralized Mortgage Obligations (cost of $286,629,489)		284,922,976
Mortgage-Backed Securities – 13.2%
Federal Home Loan Mortgage Corp.
	4.000% 05/01/11	4,484,764	4,366,408
	4.000% 06/01/11	13,761,682	13,395,195
	4.500% 10/01/14	14,806,016	14,493,621
	4.500% 11/01/20	3,494,201	3,368,142
	4.500% 03/01/21	13,215,022	12,735,987
	5.500% 05/01/17	176,346	176,646
	5.500% 09/01/17	646,012	647,110
	5.500% 12/01/17	3,063,977	3,069,185
	5.500% 01/01/19	13,907	13,910
	5.500% 07/01/19	573,957	574,058
	5.500% 02/01/21	15,703,572	15,691,467
	5.500% 08/01/21	41,483,558	41,451,581
	6.000% 03/01/17	85,212	86,427
	6.000% 04/01/17	92,782	94,105
	6.000% 06/01/17	6,259	6,348
	6.000% 08/01/17	250,443	254,015
	6.000% 09/01/21	955,315	968,172
	7.500% 09/01/15	163,353	170,173
	8.500% 07/01/30	72,046	77,192
Federal National Mortgage Association
	4.500% 11/01/14	3,363,283	3,287,237
	5.500% 10/01/20	27,946	27,941
	5.500% 12/01/20	23,457	23,453
	5.500% 02/01/21	938,877	938,740
	5.500% 05/01/21	1,424,139	1,423,931
	5.500% 08/01/21	10,098,609	10,097,136
	6.000% 03/01/09	177,850	179,392
	6.000% 05/01/09	43,159	43,534
	6.500% 03/01/12	41,021	41,991
	7.500% 11/01/09	4,315	4,309

8

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.500% 08/01/15	75,524	78,199
	8.000% 05/01/15	128,061	134,661
	8.000% 08/01/30	31,824	33,566
	8.000% 05/01/31	55,211	58,233
	8.000% 07/01/31	46,687	49,255
	9.000% 04/01/16	325,474	336,742
Government National Mortgage Association
	5.375% 04/20/22(e)	2,583,398	2,600,448
	5.375% 06/20/29(e)	734,427	741,112
	6.500% 09/15/13	88,078	90,236
	6.500% 03/15/32	4,077	4,189
	6.500% 11/15/33	489,514	502,521
	7.000% 11/15/13	83,665	86,346
	7.000% 04/15/29	62,958	65,077
	7.000% 08/15/29	4,765	4,925
Small Business Administration
	5.875% 06/25/22(e)	489,929	494,223
	Total Mortgage-Backed Securities (cost of $133,469,989)		132,987,139
Government & Agency Obligations – 12.1%
FOREIGN GOVERNMENT OBLIGATIONS – 2.1%
Morocco Government AID Bond
	5.375% 05/01/23(e)	412,500	419,682
Province of Ontario
	3.500% 09/17/07	3,500,000	3,455,399
Province of Quebec
	5.000% 07/17/09	6,655,000	6,635,807
Swedish Export Credit
	2.875% 01/26/07	5,000,000	4,992,945
United Mexican States
	4.625% 10/08/08	6,000,000	5,925,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			21,428,833
U.S. GOVERNMENT AGENCIES – 5.2%
Federal Home Loan Bank
	5.125% 08/08/08(a)	1,000,000	1,000,676
Federal Home Loan Mortgage Corp.
	4.480% 09/19/08	30,500,000	30,204,546
Federal National Mortgage Association

9

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	3.875% 02/01/08(a)	21,000,000	20,709,654
U.S. GOVERNMENT AGENCIES TOTAL			51,914,876
U.S. GOVERNMENT OBLIGATIONS – 4.8%
U.S. Treasury Inflation Indexed Notes
	3.875% 01/15/09(a)	31,603,363	32,460,851
U.S. Treasury Notes
	4.875% 08/31/08(a)	15,500,000	15,498,791
U.S. GOVERNMENT OBLIGATIONS TOTAL			47,959,642

	Total Government & Agency Obligations (cost of $122,284,268)		121,303,351
Asset-Backed Securities – 6.6%
Aames Mortgage Investment Trust
	5.690% 01/25/35(e)	303,522	303,644
ABFS Mortgage Loan Trust
	4.428% 12/15/33	26,820	26,217
AmeriCredit Automobile Receivables Trust
	4.050% 02/06/10	9,911,192	9,843,022
	5.610% 03/08/10	3,000,000	3,004,434
Amresco Residential Securities Mortgage Loan Trust
	5.830% 07/25/28(e)	54,064	54,073
Bear Stearns Asset Backed Securities, Inc.
	5.460% 06/25/35(e)	734,559	734,604
Chase Manhattan Auto Owner Trust
	2.570% 02/16/10	2,347,911	2,323,847
Cityscape Home Equity Loan Trust
	7.380% 07/25/28	182,440	181,587
	7.410% 05/25/28	46,763	46,596
Daimler Chrysler Auto Trust
	2.580% 04/08/09	4,288,083	4,237,760
First Alliance Mortgage Loan Trust
	6.680% 06/25/25	130,297	129,850
	8.225% 09/20/27	448,568	447,394
First Franklin Mortgage Loan Asset Backed Certificates
	5.550% 03/25/25(e)	2,772,783	2,773,994
First Plus Home Loan Trust
	7.720% 05/10/24	57,087	57,979
GMAC Mortgage Corporation Loan Trust

10

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	3.970% 09/25/34(e)	1,423,679	1,410,372
Green Tree Mortgage Loan Trust
	5.500% 12/25/32(e)(f)	826,345	826,287
Harley-Davidson Motorcycle Trust
	3.090% 06/15/10	905,005	899,174
Honda Auto Receivables Owner Trust
	2.790% 03/16/09	2,401,288	2,378,885
IMC Home Equity Loan Trust
	7.080% 08/20/28	53,996	53,851
	7.310% 11/20/28	88,382	88,121
	7.500% 04/25/26	292,426	291,794
	7.520% 08/20/28	524,587	523,195
Long Beach Auto Receivables Trust
	2.841% 07/15/10	6,198,297	6,076,931
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	4,125,000	4,056,157
Novastar Home Equity Loan
	5.480% 01/25/36(e)	611,894	611,846
	5.740% 05/25/33(e)	3,266,556	3,270,427
Residential Asset Mortgage Products, Inc.
	3.981% 04/25/29	930,000	923,016
	5.690% 03/25/33(e)	790,794	790,841
Residential Funding Mortgage Securities II, Inc.
	4.760% 07/25/28	2,180,000	2,140,116
	5.640% 08/25/33(e)	52,135	52,217
Terwin Mortgage Trust
	5.800% 07/25/34(e)	622,464	623,822
WFS Financial Owner Trust
	2.810% 08/22/11	16,102,108	15,829,382
	3.540% 11/21/11	1,742,301	1,719,616
	Total Asset-Backed Securities (cost of $67,338,320)		66,731,051
Commercial Mortgage-Backed Securities – 4.6%
CS First Boston Mortgage Securities Corp.
	6.480% 05/17/40	19,865,406	20,098,437
LB-UBS Commercial Mortgage Trust
	5.642% 12/15/25	7,052,090	7,103,848
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.986% 12/15/30(b)(e)	12,888,547	262,774
Morgan Stanley Capital I
	5.257% 12/15/43	5,650,000	5,647,298

11

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
Nationslink Funding Corp.
	6.888% 11/10/30	1,948,503	1,956,018
Nomura Asset Securities Corp.
	6.590% 03/15/30	6,489,343	6,567,399
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	1,700,991	1,712,583
Prudential Securities Secured Financing Corp.
	6.480% 11/01/31	3,278,209	3,325,946
Total Commercial Mortgage-Backed Securities (cost of $48,081,066)			46,674,303
Securities Lending Collateral – 7.4%
	State Street Navigator Securities Lending Prime Portfolio (g)	73,982,675	73,982,675
	Total Securities Lending Collateral (cost of $73,982,675)		73,982,675
Short-Term Obligation – 1.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S. Government Agency 01/19/16, market value of $18,140,250 (repurchase proceeds $17,791,293)	17,781,000	17,781,000
	Total Short-Term Obligation (cost of $17,781,000)		17,781,000

12

Total Investments – 107.1% (cost of $1,082,460,648)(h)(i)	1,075,438,796

Other Assets & Liabilities, Net – (7.1%)	(70,769,220)

Net Assets – 100.0%	1,004,669,576

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)	All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $72,527,115.
(b)	Accrued interest accumulates in the value of this security and is payable at redemption.
(c)	Zero coupon bond.

13

(d)	Investments in a security issued by an affiliate during the period ended December 31,2006: Security name: Bank of America Mortgage Securities, 5.250% 02/25/18

Par as of 03/31/06:	$1,245,437

Par sold:	$242,323

Par as of 12/31/06:	$1,003,114

Net realized gain/loss:	$(3,637)

Interest income earned:	$43,371

Value at end of period:	$996,688

Security name: MBNA Credit Card Master Note Trust, 6.550% 12/15/08

Par as of 03/31/06:	$5,000,000

Par sold:	$5,000,000

Par as of 12/31/06:	$–

Net realized loss:	$(209,383)

Interest income earned:	$94,611

Value at end of period:	$–

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $1,062,234, which represents 0.1% of net assets.

(g)	Investment made with cash collateral received from securities lending activity.
(h)	Cost for federal income tax purposes is $1,082,460,648.
(i)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,629,655	$(8,651,507)	$(7,021,852)

Acronym	Name
I.O.	Interest Only

14

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Corporate Bond Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 92.5%
BASIC MATERIALS — 0.6%
Chemicals — 0.1%
Praxair, Inc.
	4.750% 07/15/07	111,000	110,722
		Chemicals Total	110,722
Metals & Mining — 0.5%
Vale Overseas Ltd.
	6.250% 01/23/17	295,000	296,341
	6.875% 11/21/36	40,000	41,026
	Metals & Mining Total		337,367
	BASIC MATERIALS TOTAL		448,089
COMMUNICATIONS — 11.7%
Media — 5.5%
Clear Channel Communications, Inc.
	7.650% 09/15/10	400,000	418,782
Comcast Corp.
	5.850% 01/15/10	200,000	202,791
	5.900% 03/15/16	510,000	511,455
	6.500% 11/15/35	475,000	478,355
Rogers Cable, Inc.
	6.250% 06/15/13	11,000	11,082
TCI Communications, Inc.
	9.875% 06/15/22	192,000	252,663
Time Warner, Inc.
	5.875% 11/15/16	660,000	658,333
	6.500% 11/15/36	630,000	627,055
	9.125% 01/15/13	440,000	512,596
Viacom, Inc.
	6.875% 04/30/36	430,000	425,132
	Media Total		4,098,244
Telecommunication Services — 6.2%
Nextel Communications, Inc.
	6.875% 10/31/13	105,000	106,085
SBC Communication, Inc.
	5.100% 09/15/14	1,000,000	970,949
Sprint Capital Corp.
	8.375% 03/15/12	560,000	622,374
	8.750% 03/15/32	730,000	878,636
Telecom Italia Capital SA
	7.200% 07/18/36	175,000	182,825
Telefonica Emisones SAU

1

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
	5.984% 06/20/11	660,000	671,833
TELUS Corp.
	7.500% 06/01/07	452,000	455,345
Vodafone Group PLC
	5.750% 03/15/16	730,000	729,517
	Telecommunication Services Total		4,617,564
	COMMUNICATIONS TOTAL		8,715,808
CONSUMER CYCLICAL — 7.7%
Airlines — 1.0%
Continental Airlines, Inc.
	7.461% 04/01/15	270,920	281,757
Southwest Airlines Co.
	5.750% 12/15/16	455,000	445,885
		Airlines Total	727,642
Auto Manufacturers — 1.1%
DaimlerChrysler NA Holding Corp.
	4.050% 06/04/08	839,000	821,077
	Auto Manufacturers Total		821,077
Home Builders — 0.4%
D.R. Horton, Inc.
	5.625% 09/15/14	225,000	217,324
MDC Holdings, Inc.
	5.375% 07/01/15(a)	110,000	101,952
	Home Builders Total		319,276
Lodging — 0.3%
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	250,000	214,412
	Lodging Total		214,412
Retail — 4.9%
CVS Corp.
	5.298% 01/11/27(b)	200,100	189,771
CVS Lease Pass Through
	6.036% 12/10/28(b)	555,000	552,702
Federated Retail Holdings, Inc.
	5.900% 12/01/16	115,000	114,821
Home Depot, Inc.
	5.400% 03/01/16	560,000	547,706

2

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
JC Penney Corp., Inc.
	7.400% 04/01/37	535,000	583,196
Ltd. Brands, Inc.
	6.950% 03/01/33(a)	300,000	302,858
Wal-Mart Stores, Inc.
	4.125% 02/15/11	1,280,000	1,231,166
	5.250% 09/01/35	130,000	119,379
		Retail Total	3,641,599
	CONSUMER CYCLICAL TOTAL		5,724,006
CONSUMER NON-CYCLICAL — 5.2%
Beverages — 0.6%
SABMiller PLC
	6.200% 07/01/11(b)	425,000	435,001
	Beverages Total		435,001
Commercial Services — 0.7%
ERAC USA Finance Co.
	6.750% 05/15/07(b)	500,000	501,968
	Commercial Services Total		501,968
Food — 0.9%
ConAgra Foods, Inc.
	7.000% 10/01/28	165,000	178,757
Fred Meyer, Inc.
	7.450% 03/01/08	384,000	392,314
Kroger Co.
	8.000% 09/15/29	75,000	86,570
	Food Total		657,641
Healthcare Services — 0.8%
Aetna, Inc.
	6.000% 06/15/16	280,000	288,501
	6.625% 06/15/36	325,000	347,543
	Healthcare Services Total		636,044
Household Products/Wares — 0.7%
Fortune Brands, Inc.
	5.125% 01/15/11	240,000	235,509
	5.875% 01/15/36	350,000	320,743
	Household Products/Wares Total		556,252
Pharmaceuticals — 1.5%
Merck & Co., Inc.

3

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — (continued)
	5.750% 11/15/36	250,000	247,314
Wyeth
	5.500% 02/01/14	670,000	673,438
	5.500% 02/15/16	200,000	200,271
	Pharmaceuticals Total		1,121,023
	CONSUMER NON-CYCLICAL TOTAL		3,907,929
DIVERSIFIED — 0.7%
Holding Companies-Diversified — 0.7%
Hutchison Whampoa International Ltd.
	6.250% 01/24/14(b)	500,000	518,468
	Holding Companies-Diversified Total		518,468
	DIVERSIFIED TOTAL		518,468
ENERGY — 10.0%
Oil & Gas — 7.3%
Devon Financing Corp., ULC
	7.875% 09/30/31	615,000	739,922
Gazprom International SA
	7.201% 02/01/20(b)	275,000	290,813
Hess Corp.
	7.125% 03/15/33	475,000	519,700
	7.300% 08/15/31	590,000	658,467
Marathon Oil Corp.
	6.000% 07/01/12	315,000	323,278
Nexen, Inc.
	5.875% 03/10/35	485,000	453,998
	7.875% 03/15/32	90,000	107,062
Pemex Project Funding Master Trust
	7.875% 02/01/09	25,000	26,200
	8.625% 02/01/22	392,000	484,512
Qatar Petroleum
	5.579% 05/30/11(b)	240,000	240,455
Ras Laffan Liquefied Natural Gas Co., Ltd.
	5.838% 09/30/27(b)	350,000	336,217
Valero Energy Corp.
	6.875% 04/15/12	1,058,000	1,118,634
	7.500% 04/15/32(a)(c)	123,000	140,331
	Oil & Gas Total		5,439,589

4

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 2.7%
Duke Capital LLC
	4.370% 03/01/09	418,000	408,615
Energy Transfer Partners LP
	6.125% 02/15/17	285,000	288,965
	6.625% 10/15/36	260,000	267,714
Plains All American Pipeline LP
	6.650% 01/15/37(b)	625,000	634,549
TEPPCO Partners LP
	7.625% 02/15/12	346,000	372,028
	Pipelines Total		1,971,871
	ENERGY TOTAL		7,411,460
FINANCIALS — 43.1%
Banks — 13.2%
Chinatrust Commercial Bank
	5.625% 12/29/49(b)(c)	105,000	101,838
First Union National Bank
	5.800% 12/01/08	482,000	487,041
HSBC Bank USA
	3.875% 09/15/09	1,455,000	1,410,746
HSBC Holdings PLC
	7.350% 11/27/32	123,000	145,057
Lloyds Tsb Group PLC
	6.408% 12/31/49(b)(c)	300,000	299,988
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	800,000	800,339
PNC Funding Corp.
	5.125% 12/14/10	590,000	586,553
PNC Preferred Funding Trust I
	6.517% 12/31/49(a)(b)(c)	600,000	610,426
Regions Financial Corp.
	7.750% 09/15/24	87,000	106,207
Scotland International Finance
	4.250% 05/23/13(b)	322,000	302,909
Union Planters Corp.
	4.375% 12/01/10	385,000	374,277
USB Capital IX
	6.189% 04/15/42(c)	465,000	474,899
Wachovia Capital Trust III
	5.800% 03/15/42(c)	915,000	922,553
Wachovia Corp.

5

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
	4.375% 06/01/10	335,000	326,595
	5.300% 10/15/11	1,305,000	1,304,478
Wells Fargo & Co.
	4.875% 01/12/11	130,000	128,709
	5.300% 08/26/11	410,000	411,636
	5.460% 09/15/09(c)	400,000	400,679
Wells Fargo Capital X
	5.950% 12/15/36	690,000	676,261
	Banks Total		9,871,191
Diversified Financial Services — 20.9%
American Express Co.
	6.800% 09/01/66(c)	545,000	581,154
American General Finance Corp.
	5.400% 12/01/15	175,000	173,240
Ameriprise Financial, Inc.
	7.518% 06/01/66(c)	760,000	834,610
Caterpillar Financial Services Corp.
	4.300% 06/01/10	675,000	655,760
CIT Group, Inc.
	5.850% 09/15/16	770,000	781,306
Citicorp
	8.040% 12/15/19(b)	500,000	588,005
Citigroup Global Markets Holdings, Inc.
	6.500% 02/15/08	210,000	212,487
Citigroup, Inc.
	4.625% 08/03/10	935,000	918,257
	6.000% 02/21/12(a)	237,000	244,366
Countrywide Financial Corp.
	6.250% 05/15/16	300,000	305,770
Ford Motor Credit Co.
	5.800% 01/12/09	254,000	249,388
	7.375% 02/01/11	758,000	750,377
Fund American Companies, Inc.
	5.875% 05/15/13	275,000	273,357
General Electric Capital Corp.
	6.750% 03/15/32(a)(d)	1,032,000	1,181,927
General Motors Acceptance Corp.
	6.150% 04/05/07	178,000	178,006
Household Finance Corp.

6

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
	4.625% 01/15/08	300,000	297,993
International Lease Finance Corp.
	4.875% 09/01/10	1,000,000	982,897
John Deere Capital Corp.
	7.000% 03/15/12	665,000	711,640
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	1,225,000	1,325,051
Merrill Lynch & Co.
	6.050% 05/16/16	300,000	310,512
Morgan Stanley
	5.750% 10/18/16	1,295,000	1,314,003
National Rural Utilities Cooperative Finance Corp.
	3.250% 10/01/07	355,000	349,338
Prudential Funding LLC
	6.600% 05/15/08(b)	399,000	404,543
Residential Capital Corp.
	6.375% 06/30/10	410,000	414,772
	6.500% 04/17/13	1,300,000	1,317,465
Windsor Financing LLC
	5.881% 07/15/17(b)	187,015	186,323
	Diversified Financial Services Total		15,542,547
Insurance — 1.6%
Hartford Financial Services Group, Inc.
	6.100% 10/01/41	32,000	32,368
ING Groep NV
	5.775% 12/29/49(c)	250,000	247,381
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	735,000	804,144
Metlife, Inc.
	6.400% 12/15/36(c)	115,000	115,530
	Insurance Total		1,199,423
Real Estate — 1.5%
EOP Operating LP
	4.750% 03/15/14	443,000	438,849
	7.000% 07/15/11	208,000	225,093
ERP Operating LP
	5.375% 08/01/16	460,000	455,193
	Real Estate Total		1,119,135
Real Estate Investment Trusts (REITs) — 2.9%
Archstone-Smith Trust

7

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
	5.750% 03/15/16	235,000	238,027
Camden Property Trust
	5.375% 12/15/13	509,000	501,382
Health Care Property Investors, Inc.
	6.300% 09/15/16	515,000	523,210
iStar Financial, Inc.
	5.800% 03/15/11	500,000	501,749
Liberty Property LP
	5.500% 12/15/16	400,000	394,343
	Real Estate Investment Trusts (REITs) Total		2,158,711
Savings & Loans — 3.0%
Washington Mutual Bank
	6.750% 05/20/36	350,000	375,851
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49(b)(c)	1,700,000	1,680,450
Washington Mutual, Inc.
	4.625% 04/01/14	187,000	175,060
	Savings & Loans Total		2,231,361
	FINANCIALS TOTAL		32,122,368
INDUSTRIALS — 4.3%
Aerospace & Defense — 0.8%
Raytheon Co.
	5.375% 04/01/13	620,000	619,510
	Aerospace & Defense Total		619,510
Building Materials — 0.3%
Masco Corp.
	6.500% 08/15/32	245,000	233,199
	Building Materials Total		233,199
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.
	6.050% 08/15/36	110,000	113,227
	Machinery-Construction & Mining Total		113,227
Miscellaneous Manufacturing — 0.7%
General Electric Co.
	5.000% 02/01/13	508,000	502,362
	Miscellaneous Manufacturing Total		502,362

8

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — 2.3%
BNSF Funding Trust I
	6.613% 12/15/55(c)	400,000	397,702
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	222,000	234,353
	7.950% 08/15/30	285,000	348,430
Union Pacific Corp.
	4.698% 01/02/24	20,542	19,581
	4.875% 01/15/15	250,000	239,594
	6.650% 01/15/11	475,000	496,437
	Transportation Total		1,736,097
	INDUSTRIALS TOTAL		3,204,395
UTILITIES — 9.2%
Electric — 8.9%
AEP Texas Central Co.
	6.650% 02/15/33	400,000	422,298
Appalachian Power Co.
	3.600% 05/15/08	97,000	94,704
Columbus Southern Power Co.
	6.600% 03/01/33	111,000	117,970
Commonwealth Edison Co.
	4.700% 04/15/15	125,000	116,456
	5.950% 08/15/16	615,000	621,769
Consolidated Edison Co. of New York
	6.200% 06/15/36	330,000	342,087
Dominion Resources, Inc.
	5.663% 09/28/07(c)	185,000	185,074
Duke Energy Corp.
	5.300% 10/01/15	500,000	495,207
Hydro Quebec
	8.500% 12/01/29	200,000	278,750
ITC Holdings Corp.
	5.250% 07/15/13(b)	545,000	527,227
Kiowa Power Partners LLC
	5.737% 03/30/21(b)	210,000	203,305
MidAmerican Energy Holdings Co.
	5.000% 02/15/14	507,000	488,233
	6.125% 04/01/36	175,000	176,409
Pacific Gas & Electric Co.
	4.200% 03/01/11	275,000	263,299

9

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
	6.050% 03/01/34	295,000	297,530
Pepco Holdings, Inc.
	5.500% 08/15/07	45,000	44,964
Progress Energy, Inc.
	7.750% 03/01/31	370,000	444,726
Southern California Edison Co.
	5.625% 02/01/36	80,000	77,440
	6.000% 01/15/34	104,000	106,032
Southern Co. Capital Funding, Inc.
	5.300% 02/01/07	255,000	254,896
Southern Power Co.
	6.375% 11/15/36	110,000	107,690
TXU Corp.
	5.550% 11/15/14	300,000	284,802
Virginia Electric & Power Co.
	5.375% 02/01/07	180,000	179,964
	5.400% 01/15/16	500,000	493,397
		Electric Total	6,624,229
Gas — 0.3%
Nakilat, Inc.
	6.067% 12/31/33(b)	260,000	258,035
	Gas Total		258,035
	UTILITIES TOTAL		6,882,264
	Total Corporate Fixed-Income Bonds & Notes (cost of $68,921,281)		68,934,787
Government & Agency Obligations — 4.8%
FOREIGN GOVERNMENT OBLIGATIONS — 4.1%
Export-Import Bank of Korea
	4.625% 03/16/10	225,000	220,545
Province of Ontario
	5.000% 10/18/11	1,000,000	998,494
Province of Quebec
	5.000% 03/01/16	700,000	690,456
Region of Lombardy
	5.804% 10/25/32	157,000	162,311
Republic of South Africa
	6.500% 06/02/14	233,000	244,941

10

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Mexican States
6.375% 01/16/13	188,000	197,682
7.500% 04/08/33	424,000	500,320
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		3,014,749
U.S. GOVERNMENT OBLIGATIONS — 0.7%
U.S. Treasury Bonds
6.250% 08/15/23(a)	117,000	134,669
U.S. Treasury Notes
2.750% 08/15/07(a)	55,000	54,235
4.625% 11/15/16(a)	370,000	367,572
U.S. GOVERNMENT OBLIGATIONS TOTAL		556,476
Total Government & Agency Obligations (cost of $3,488,315)		3,571,225
Collateralized Mortgage Obligations — 0.7%
NON - AGENCY — 0.7%
Nomura Asset Acceptance Corp.
5.515% 01/25/36(c)	500,000	497,640
NON - AGENCY TOTAL		497,640
Total Collateralized Mortgage Obligations (cost of $499,993)		497,640
Commercial Mortgage-Backed Securities — 0.3%
CS First Boston Mortgage Securities Corp.
5.230% 12/15/40(c)	250,000	246,823
Total Commercial Mortgage-Backed Securities (cost of $247,356)		246,823
	Shares
Securities Lending Collateral — 3.6%
State Street Navigator Securities Lending Prime Portfolio (e)	2,675,053	2,675,053
Total Securities Lending Collateral (cost of $2,675,053)		2,675,053
	Par ($)
Short-Term Obligation — 0.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.210%, collateralized by a U.S. Government Agency maturing on 01/19/16, market value of $140,700 (repurchase proceeds $136,079)	136,000	136,000
Total Short-Term Obligation (cost of $136,000)		136,000

11

Total Investments — 102.1% (cost of $75,967,998)(f)(g)	76,061,528
Other Assets & Liabilities, Net — (2.1)%	(1,584,988)
Net Assets — 100.0%	74,476,540

Notes to Investment Portfolio:

*       Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) All or a portion of this security was on loan at December 31, 2006. The total market value of securities on loan at December 31, 2006 is $3,138,336.

(b)    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $9,667,137, which represents 13.0% of net assets.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.
(d) A portion of this security with a market value of $57,264 is pledged as collateral for open futures contracts.
(e) Investment made with cash collateral received from securities lending activity.
(f) Cost for federal income tax purposes is $75,967,998.
(g) Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$778,495	$(684,965)	$93,530

At December 31, 2006, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
U.S. Treasury Bonds	45	$5,014,688	$5,122,354	Mar-2007	$107,666

12

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Mortgage- and Asset- Backed Portfolio

		Par ($)	Value ($)*
Mortgage-Backed Securities — 95.4%
Federal Home Loan Mortgage Corp.
	5.000% 10/01/35	19,707,736	19,022,243
	5.500% 10/01/20	4,121,601	4,118,252
	5.500% 11/01/20	2,544,252	2,542,186
	6.500% 11/01/32	35,209	36,000
	TBA:
	5.000% 12/01/21(a)	15,200,000	14,929,258
	5.500% 12/01/21(a)	7,522,000	7,514,944
	5.500% 12/01/36(a)	8,100,000	8,008,875
	6.000% 12/01/21(a)	3,000,000	3,039,375
Federal National Mortgage Association
	7.000% 02/01/32	64,600	66,716
	7.000% 06/01/32	2,733	2,811
	TBA:
	5.000% 12/01/36(a)	3,200,000	3,088,998
	5.500% 12/01/36(a)	27,944,000	27,612,165
	6.000% 12/01/36(a)	18,515,000	18,636,496
	6.500% 12/01/36(a)	8,367,000	8,523,881
Government National Mortgage Association
	7.000% 03/15/31	6,465	6,681
	Total Mortgage-Backed Securities (cost of $117,865,014)		117,148,881
Asset-Backed Securities — 50.2%
Aames Mortgage Investment Trust
	5.690% 01/25/35(b)	15,975	15,981
ACE Securities Corp.
	5.490% 02/25/36(b)	1,318,749	1,318,874
	5.510% 09/25/35(b)	616,316	616,489
Bear Stearns Asset Backed Security, Inc.
	5.700% 03/25/35(b)	165,169	165,337
Chase Credit Card Master Trust
	5.460% 02/15/11(b)	475,000	476,104
Citigroup Mortgage Loan Trust, Inc.
	5.560% 02/25/35(b)	561,951	562,198
Countrywide Asset-Backed Certificates
	5.410% 11/25/35(b)	1,953,041	1,953,140
	5.460% 06/25/21(b)	1,281,224	1,281,339
	5.460% 12/25/25(b)	1,341,908	1,341,929
	5.510% 05/25/26(b)	1,828,129	1,828,157
	5.630% 09/25/33(b)	222,735	222,789

1

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Credit-Based Asset Servicing & Securitization LLC
	5.380% 10/25/36(b)	1,877,277	1,877,149
	5.470% 07/25/36(b)(c)	1,812,167	1,812,167
FBR Securitization Trust
	5.530% 09/25/35(b)	854,381	854,485
First Franklin Mortgage Loan Asset Backed Certificates
	5.450% 12/25/26(b)	1,976,770	1,976,770
	5.470% 09/25/26(b)	1,946,662	1,946,692
Fremont Home Loan Trust
	5.510% 08/25/36(b)	1,784,302	1,784,330
GSAMP Trust
	5.420% 10/25/36(b)	1,611,574	1,611,499
	5.490% 11/25/35(b)	722,264	722,405
Keycorp Sudent Loan Trust
	5.687% 07/25/29(b)	985,726	992,094
Lake Country Mortgage Loan Trust
	5.450% 07/25/34(b)(c)	1,771,794	1,771,794
Mastr Asset Backed Securities Trust
	5.490% 02/25/36(b)	710,167	710,260
	5.500% 11/25/35(b)	745,403	745,541
Mastr Second Lien Trust
	5.510% 03/25/36(b)	1,556,931	1,557,396
Merrill Lynch Mortgage Investors, Inc.
	5.470% 05/25/37(b)	1,584,827	1,584,851
	5.530% 09/25/36(b)	1,748,090	1,748,632
Morgan Stanley Mortgage Loan Trust
	5.470% 10/25/36(b)	1,355,221	1,355,355
	5.470% 10/25/46(b)	2,000,000	2,000,000
	5.480% 08/25/36(b)	1,273,114	1,273,133
New Century Home Equity Loan Trust
	5.520% 03/25/36(b)	920,113	920,460
Nomura Asset Acceptance Corp.
	5.550% 10/25/36(b)(c)	1,950,781	1,950,781
Novastar Home Equity Loan
	5.410% 05/25/36(b)	805,211	805,299
	5.480% 01/25/36(b)	47,992	47,988
Park Place Securities, Inc.
	6.550% 10/25/34(b)	1,200,000	1,205,743
Renaissance Home Equity Loan Trust
	5.440% 08/25/35(b)	301,370	301,415

2

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Residential Asset Securities Corp.
	6.400% 04/25/34(b)	800,000	810,444
Residential Funding Mortgage Securities II, Inc.
	5.450% 02/25/36(b)	1,706,194	1,706,377
SACO I, Inc.
	5.470% 08/25/36(b)	1,778,681	1,778,708
	5.470% 10/25/36(b)	1,878,621	1,878,647
	5.500% 04/25/36(b)	1,426,712	1,426,866
	5.520% 03/25/36(b)	954,870	954,990
	5.550% 04/25/35(b)(c)	521,256	521,209
	5.550% 07/25/36(b)	1,009,036	1,009,605
	5.630% 07/25/35(b)	1,066,021	1,066,225
Securitized Asset Backed Receivables LLC Trust
	5.410% 03/25/36(b)	840,854	840,922
SLM Student Loan Trust
	5.487% 04/25/17(b)	547,932	549,225
	5.537% 01/25/12(b)	454,444	455,437
Soundview Home Equity Loan Trust
	5.410% 06/25/36(b)	1,054,473	1,054,540
	5.510% 11/25/35(b)	1,700,846	1,700,724
Structured Asset Investment Loan Trust
	6.050% 08/25/33(b)	1,200,000	1,201,954
Structured Asset Securities Corp.
	5.460% 02/25/36(b)(c)	1,167,560	1,167,560
Terwin Mortgage Trust
	5.800% 07/25/34(b)	80,690	80,866
Waverly Community School
	5.450% 05/25/36(b)	736,978	737,039
	5.480% 06/25/36(b)	1,402,958	1,402,980
	Total Asset-Backed Securities (cost of $61,687,472)		61,682,894
Collateralized Mortgage Obligations — 10.7%
AGENCY — 2.4%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	2,450,000	2,380,886
Federal National Mortgage Association
	5.500% 08/25/17	304,089	303,045
	6.000% 04/25/17	291,000	295,759
AGENCY TOTAL			2,979,690
NON - AGENCY — 8.3%
Bear Stearns Alt-A Trust

3

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
	5.630% 01/25/35(b)	457,942	458,903
Bear Stearns Mortgage Funding Trust
	5.470% 12/25/36(b)	1,935,781	1,935,810
	5.480% 10/25/36(b)	1,803,196	1,803,223
Countrywide Alternative Loan Trust
	5.440% 03/25/36(b)	1,046,132	1,046,378
CSAB Mortgage Backed Trust
	5.450% 06/25/36(b)	821,440	821,419
IMPAC CMB Trust
	5.610% 04/25/35(b)	523,110	523,137
	5.840% 10/25/34(b)	533,092	533,648
	6.395% 04/25/35(b)	975,887	977,991
Structured Asset Securities Corp.
	5.520% 01/25/37(b)	2,000,000	2,000,000
NON - AGENCY TOTAL			10,100,509
	Total Collateralized Mortgage Obligations (cost of $13,075,152)		13,080,199
Commercial Mortgage-Backed Securities — 4.3%
Bear Stearns Commercial Mortgage Securities
	5.449% 12/11/40(b)	1,060,000	1,063,381
	5.457% 03/11/39(b)	1,000,000	1,012,977
	5.686% 09/11/38(b)	1,750,000	1,792,638
GMAC Commercial Mortgage Securities, Inc.
	4.754% 05/10/43	1,500,000	1,437,325
	Total Commercial Mortgage-Backed Securities (cost of $5,232,119)		5,306,321
Municipal Bonds — 0.4%
ARIZONA — 0.4%
AZ Educational Loan Marketing Corp.
	Series 2004 A-1,
	5.469% 12/01/13(b)	500,000	500,000
ARIZONA TOTAL			500,000
	Total Municipal Bonds (cost of $500,449)		500,000
Short-Term Obligations — 13.7%
AGENCY OBLIGATION — 6.5%
Federal National Mortgage Association Discount Notes

4

		Par ($)	Value ($)
Short-Term Obligations — (continued)
AGENCY OBLIGATION — (continued)
	5.150% 01/10/07(d)	8,000,000	7,989,700
Agency Obligation Total			7,989,700
REPURCHASE AGREEMENT — 7.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/29/06, due 01/02/07 at 5.21%, collateralized by a FHLMC bond maturing on 01/19/16, market value of $8,959,575 (repurchase proceeds $8,787,084)	8,782,000	8,782,000
	Total Short-Term Obligations (cost of $16,771,700)		16,771,700
	Total Investments — 174.7% (cost of $215,131,906)(e)(f)		214,489,995
	Other Assets & Liabilities, Net — (74.7)%		(91,724,298)
	Net Assets — 100.0%		122,765,697

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2006.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities, which are not illiquid, amounted to $7,223,511, which represents 5.9% of net assets.

(d)	The rate shown represents the annualized yield at the date of purchase.
(e)	Cost for federal income tax purposes is $215,131,906.
(f)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

5

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$121,935	$(763,846)	$(641,911)

Acronym	Name
FHLMC	Federal Home Loan Mortgage Corp.
TBA	To Be Announced

6

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Masters Global Equity Portfolio

		Shares	Value ($)*
Investment Companies (a) — 99.8%

	Columbia Acorn International, Class Z	62,857	2,533,774

	Columbia Marsico 21st Century Fund, Class Z	438,071	6,281,938

	Columbia Multi-Advisor International Equity Fund, Class Z	581,658	10,126,674

	Columbia Strategic Investor Fund, Class Z	312,931	6,258,611
	Total Investment Companies (cost of $24,283,072)		25,200,997
	Total Investments — 99.8% (cost of $24,283,072)(b)(c)		25,200,997
	Other Assets & Liabilities, Net — 0.2%		44,936
	Net Assets — 100.0%		25,245,933

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(b)	Cost for federal income tax purposes is $24,283,072.
(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,167,368	$(249,443)	$917,925

1

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Masters Heritage Portfolio

		Shares	Value ($)*
Investment Companies (a) — 99.7%

	Columbia Marsico 21st Century Fund, Class Z	1,959,562	28,100,120

	Columbia Strategic Income Fund, Class Z	4,735,652	28,129,773

	Columbia Strategic Investor Fund, Class Z	1,401,023	28,020,450

	Total Investment Companies (cost of $82,675,716)		84,250,343

	Total Investments — 99.7% (cost of $82,675,716)(b)(c)		84,250,343

	Other Assets & Liabilities, Net — 0.3%		260,236

	Net Assets — 100.0%		84,510,579

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(b)	Cost for federal income tax purposes is $82,675,716.
(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,647,167	$(1,072,540)	$1,574,627

1

INVESTMENT PORTFOLIO

December 31, 2006 (Unaudited)	Columbia Masters International Equity Portfolio

		Shares	Value ($)*
Investment Companies (a) — 98.4%
	Columbia Acorn International, Class Z	416,223	16,777,969
	Columbia Multi-Advisor International Equity Fund, Class Z	3,821,604	66,534,127
	Total Investment Companies (cost of $80,153,290)		83,312,096
	Total Investments — 98.4% (cost of $80,153,290)(b)(c)		83,312,096
	Other Assets & Liabilities, Net — 1.6%		1,334,086
	Net Assets — 100.0%		84,646,182

Notes to Investment Portfolio:
*

Security Valuation:

Investments in the Underlying Funds are valued at net asset value of the Class Z shares of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

(a)	Mutual funds registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(b)	Cost for federal income tax purposes is $80,153,290.
(c)	Unrealized appreciation and depreciation at December 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,519,226	$(360,420)	$3,158,806

1

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 27, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 27, 2007